UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-05162

Exact name of registrant as specified in charter:	Delaware VIP® Trust

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2017

Item 1. Reports to Stockholders

Delaware VIP® Trust

Delaware VIP Diversified Income Series

June 30, 2017

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Series is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of June 30, 2017, and subject to change for events occurring after such date.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of Macquarie Investment Management Business Trust, a US registered investment advisor.

The Series is distributed by Delaware Distributors, L.P., an affiliate of Macquarie Investment Management Business Trust and Macquarie Group Limited. Macquarie Investment Management (MIM), a member of Macquarie Group, refers to the companies comprising the asset management division of Macquarie Group Limited and its subsidiaries and affiliates worldwide.

This material may be used in conjunction with the offering of shares in Delaware VIP Diversified Income Series only if preceded or accompanied by the Series’ current prospectus or the summary prospectus.

© 2017 Macquarie Management Holdings, Inc. (formerly, Delaware Management Holdings, Inc.)

All third-party marks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP Diversified Income Series

Disclosure of Series expenses

For the six-month period from January 1, 2017 to June 30, 2017 (Unaudited)

As a shareholder of the Series, you incur ongoing costs, which may include management fees; distribution and/or service (12b-1) fees; and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Jan. 1, 2017 to June 30, 2017.

Actual expenses

The first section of the table shown, “Actual Series return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense analysis of an investment of $1,000

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Annualized Expense Ratio	Expenses Paid During Period 1/1/17 to 6/30/17*
Actual Series return†
Standard Class	$1,000.00	$1,034.30	0.67%	$3.38
Service Class	1,000.00	1,032.90	0.92%	4.64
Hypothetical 5% return (5% return before expenses)
Standard Class	$1,000.00	$1,021.47	0.67%	$3.36
Service Class	1,000.00	1,020.23	0.92%	4.61

*	“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Diversified Income Series-1

Delaware VIP® Trust — Delaware VIP Diversified Income Series

Security type / sector allocation

As of June 30, 2017 (Unaudited)

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Agency Asset-Backed Securities	0.01%
Agency Collateralized Mortgage Obligations	5.93%
Agency Commercial Mortgage-Backed Securities	1.03%
Agency Mortgage-Backed Securities	5.67%
Collateralized Debt Obligations	2.47%
Convertible Bonds	1.62%
Corporate Bonds	48.90%
Automotive	0.13%
Banking	10.88%
Basic Industry	4.19%
Brokerage	0.47%
Capital Goods	2.28%
Communications	4.65%
Consumer Cyclical	2.60%
Consumer Non-Cyclical	3.94%
Electric	5.60%
Energy	4.77%
Finance Companies	1.37%
Healthcare	0.58%
Insurance	2.06%
Media	1.20%
Real Estate Investment Trusts	1.03%
Services	0.58%
Technology	1.38%
Transportation	0.90%
Utilities	0.29%
Municipal Bonds	0.53%
Non-Agency Asset-Backed Securities	1.98%
Non-Agency Collateralized Mortgage Obligations	0.96%
Non-Agency Commercial Mortgage-Backed Securities	6.18%
Regional Bonds	0.49%
Loan Agreements	7.20%
Sovereign Bonds	7.27%
Supranational Banks	1.07%

Security type / sector	Percentage of net assets
US Treasury Obligations	5.65%
Common Stock	0.00%
Convertible Preferred Stock	0.37%
Preferred Stock	0.32%
Option Purchased	0.01%
Short-Term Investments	1.74%
Total Value of Securities	99.40%
Receivables and Other Assets Net of Liabilities	0.60%
Total Net Assets	100.00%

Diversified Income Series-2

Delaware VIP® Trust — Delaware VIP Diversified Income Series

Schedule of investments

June 30, 2017 (unaudited)

	Principal amount°	Value (US $)
Agency Asset-Backed Securities – 0.01%
Fannie Mae Grantor Trust Series 2003-T4 2A5 4.754% 9/26/33 f	213,361	$235,804
Fannie Mae REMIC Trust Series 2002-W11 AV1 1.556% 11/25/32 •	893	873
Total Agency Asset-Backed Securities (cost $213,321)		236,677

Agency Collateralized Mortgage Obligations – 5.93%
Fannie Mae Connecticut Avenue Securities Series 2017-C04 2M2 4.066% 11/25/29 •	1,035,000	1,049,547
Fannie Mae Grantor Trust Series 1999-T2 A1 7.50% 1/19/39 •	405	453
Series 2002-T4 A3 7.50% 12/25/41	7,753	8,716
Series 2004-T1 1A2 6.50% 1/25/44	6,479	7,447
Fannie Mae Interest Strip Series 419 C3 3.00% 11/25/43 S	1,090,619	179,344
Fannie Mae REMIC Trust Series 2002-W6 2A1 6.083% 6/25/42 •	16,471	19,098
Series 2004-W11 1A2 6.50% 5/25/44	27,650	31,893
Fannie Mae REMICs Series 1996-46 ZA 7.50% 11/25/26	23,790	27,491
Series 2001-50 BA 7.00% 10/25/41	36,307	41,275
Series 2002-90 A1 6.50% 6/25/42	6,501	7,547
Series 2002-90 A2 6.50% 11/25/42	19,138	21,972
Series 2003-38 MP 5.50% 5/25/23	260,039	280,872
Series 2005-70 PA 5.50% 8/25/35	143,089	159,944
Series 2005-110 MB 5.50% 9/25/35	46,702	48,958
Series 2008-15 SB 5.384% 8/25/36 S•	304,739	58,648
Series 2009-11 MP 7.00% 3/25/49	20,278	23,630
Series 2009-94 AC 5.00% 11/25/39	630,765	687,061
Series 2010-41 PN 4.50% 4/25/40	1,675,000	1,797,356
Series 2010-43 HJ 5.50% 5/25/40	225,858	260,466
Series 2010-96 DC 4.00% 9/25/25	1,543,069	1,644,833
Series 2010-116 Z 4.00% 10/25/40	39,898	42,321
Series 2010-129 SM 4.784% 11/25/40 S•	2,316,640	374,888
Series 2012-98 MI 3.00% 8/25/31 S	3,166,026	344,901
Series 2012-99 AI 3.50% 5/25/39 S	1,355,782	159,139
Series 2012-115 MI 3.50% 3/25/42 S	698,976	87,846
Series 2012-120 WI 3.00% 11/25/27 S	3,142,879	302,118
Series 2012-122 SD 4.884% 11/25/42 S•	3,523,670	699,236
Series 2012-125 MI 3.50% 11/25/42 S	62,423	12,382
Series 2012-139 NS 5.484% 12/25/42 S•	4,943,578	1,204,961

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Fannie Mae REMICs Series 2013-6 ZJ 3.00% 2/25/43	56,616	$52,449
Series 2013-7 EI 3.00% 10/25/40 S	1,865,520	236,361
Series 2013-20 IH 3.00% 3/25/33 S	100,938	13,983
Series 2013-23 IL 3.00% 3/25/33 S	85,855	11,721
Series 2013-26 ID 3.00% 4/25/33 S	2,259,990	313,788
Series 2013-28 YB 3.00% 4/25/43	52,000	50,608
Series 2013-31 MI 3.00% 4/25/33 S	751,608	105,419
Series 2013-31 NT 3.00% 4/25/43	48,943	50,741
Series 2013-38 AI 3.00% 4/25/33 S	2,140,377	294,359
Series 2013-41 HI 3.00% 2/25/33 S	3,865,307	428,053
Series 2013-43 IX 4.00% 5/25/43 S	9,719,135	2,223,635
Series 2013-44 DI 3.00% 5/25/33 S	6,678,260	952,541
Series 2013-44 Z 3.00% 5/25/43	68,405	65,445
Series 2013-45 PI 3.00% 5/25/33 S	382,973	52,897
Series 2013-55 AI 3.00% 6/25/33 S	3,887,354	546,719
Series 2013-59 PY 2.50% 6/25/43	290,000	269,060
Series 2013-62 PY 2.50% 6/25/43	23,000	21,103
Series 2013-69 IJ 3.00% 7/25/33 S	882,032	122,306
Series 2013-103 SK 4.704% 10/25/43 S•	4,652,277	1,034,066
Series 2014-36 ZE 3.00% 6/25/44	1,744,987	1,636,674
Series 2014-68 BS 4.934% 11/25/44 S•	3,282,944	693,105
Series 2014-72 KZ 3.00% 11/25/44	20,580	18,896
Series 2014-77 AI 3.00% 10/25/40 S	64,684	7,342
Series 2014-90 SA 4.934% 1/25/45 S•	18,703,161	3,657,788
Series 2015-27 SA 5.234% 5/25/45 S•	1,247,832	243,569
Series 2015-40 GZ 3.50% 5/25/45	1,057,243	1,045,197
Series 2015-43 PZ 3.50% 6/25/45	1,054,016	1,092,194
Series 2015-44 AI 3.50% 1/25/34 S	76,945	11,715
Series 2015-44 Z 3.00% 9/25/43	3,529,280	3,455,407
Series 2015-45 AI 3.00% 1/25/33 S	82,257	8,826
Series 2015-56 MI 3.50% 10/25/41 S	1,305,992	205,647
Series 2015-89 AZ 3.50% 12/25/45	339,264	348,650
Series 2015-90 AZ 3.00% 6/25/41	33,555	31,404
Series 2015-95 SH 4.784% 1/25/46 S•	3,047,005	679,912
Series 2016-6 AI 3.50% 4/25/34 S	3,003,296	382,640
Series 2016-23 AI 3.50% 2/25/41 S	1,240,444	181,265
Series 2016-30 CI 3.00% 5/25/36 S	2,233,952	304,519
Series 2016-33 DI 3.50% 6/25/36 S	5,656,072	857,399
Series 2016-36 SB 4.784% 3/25/43 S•	1,878,362	322,914
Series 2016-40 IO 3.50% 7/25/36 S	793,185	122,918
Series 2016-40 ZC 3.00% 7/25/46	838,759	785,393
Series 2016-50 IB 3.00% 2/25/46 S	313,453	45,791
Series 2016-55 SK 4.784% 8/25/46 S•	2,467,842	566,576

Diversified Income Series-3

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)
Fannie Mae REMICs
Series 2016-62 SA 4.784% 9/25/46 S•	4,924,407	$1,212,466
Series 2016-64 CI 3.50% 7/25/43 S	2,924,596	423,818
Series 2016-74 GS 4.784% 10/25/46 S•	3,640,140	910,843
Series 2016-79 JS 4.834% 11/25/46 S•	2,911,540	635,427
Series 2016-85 SA 4.784% 11/25/46 S•	5,537,796	1,313,633
Series 2016-95 IO 3.00% 12/25/46 S	96,610	18,582
Series 2016-99 DI 3.50% 1/25/46 S	1,503,967	249,807
Series 2016-105 SA 4.784% 1/25/47 S•	3,718,704	824,968
Series 2017-4 AI 3.50% 5/25/41 S	3,093,806	374,476
Series 2017-4 BI 3.50% 5/25/41 S	1,751,696	263,649
Series 2017-6 NI 3.50% 3/25/46 S	327,247	58,304
Series 2017-8 BZ 3.00% 2/25/47	2,531,407	2,346,121
Series 2017-8 SG 4.784% 2/25/47 S•	4,663,015	1,053,798
Series 2017-11 EI 3.00% 3/25/42 S	4,461,447	613,899
Series 2017-12 JI 3.50% 5/25/40 S	1,534,412	204,683
Series 2017-16 SM 4.834% 3/25/47 S•	5,776,315	1,242,369
Series 2017-16 WI 3.00% 1/25/45 S	994,808	128,785
Series 2017-16 YT 3.00% 7/25/46	682,000	690,400
Series 2017-21 ZD 3.50% 4/25/47	953,293	943,048
Series 2017-24 AI 3.00% 8/25/46 S	1,755,222	258,507
Series 2017-25 BL 3.00% 4/25/47	389,000	360,170
Series 2017-25 GS 5.484% 4/25/47 S•	5,979,082	973,313
Series 2017-39 CY 3.50% 5/25/47	2,227,000	2,249,546
Series 2017-40 GZ 3.50% 5/25/47	812,720	835,545
Series 2017-45 JZ 3.00% 6/25/47	283,708	249,883
Series 2017-45 ZK 3.50% 6/25/47	606,765	601,221
Series 2017-46 VG 3.50% 4/25/38	494,000	511,088
Freddie Mac REMICs
Series 1730 Z 7.00% 5/15/24	17,687	19,602
Series 2326 ZQ 6.50% 6/15/31	17,797	20,116
Series 2809 DC 4.50% 6/15/19	41,433	42,377
Series 3123 HT 5.00% 3/15/26	30,760	32,935
Series 3290 PE 5.50% 3/15/37	26,031	29,646
Series 3656 PM 5.00% 4/15/40	1,966,160	2,162,736
Series 3662 ZB 5.50% 8/15/36	58,484	65,271
Series 3939 EI 3.00% 3/15/26 S	1,156,122	73,927
Series 4030 IL 3.50% 4/15/27 S	42,003	4,012
Series 4050 EI 4.00% 2/15/39 S	3,351,031	350,931
Series 4065 DE 3.00% 6/15/32	350,000	357,105
Series 4097 VY 1.50% 8/15/42	50,000	41,958
Series 4101 WI 3.50% 8/15/32 S	1,740,687	260,711
Series 4102 KG 2.50% 9/15/42	12,000	10,940
Series 4109 AI 3.00% 7/15/31 S	6,006,324	667,478

	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)
Freddie Mac REMICs
Series 4120 IK 3.00% 10/15/32 S	5,027,352	$689,035
Series 4122 LI 3.00% 10/15/27 S	57,563	5,949
Series 4135 AI 3.50% 11/15/42 S	2,899,458	593,499
Series 4142 HA 2.50% 12/15/32	46,666	47,049
Series 4146 IA 3.50% 12/15/32 S	2,636,659	404,073
Series 4150 PQ 2.50% 1/15/43	10,818	9,845
Series 4150 UI 3.50% 8/15/32 S	3,112,663	341,537
Series 4153 IB 2.50% 1/15/28 S	1,478,755	128,114
Series 4156 AI 3.00% 10/15/31 S	1,414,184	155,126
Series 4159 KS 4.991% 1/15/43 S•	2,348,932	511,632
Series 4161 IM 3.50% 2/15/43 S	983,501	208,307
Series 4171 MN 3.00% 2/15/43	27,000	26,505
Series 4171 Z 3.00% 2/15/43	18,764	17,325
Series 4180 ZB 3.00% 3/15/43	10,974	10,847
Series 4181 DI 2.50% 3/15/33 S	1,580,897	189,907
Series 4184 GS 4.961% 3/15/43 S•	2,622,761	567,147
Series 4185 LI 3.00% 3/15/33 S	1,730,192	240,095
Series 4191 CI 3.00% 4/15/33 S	693,258	96,582
Series 4210 Z 3.00% 5/15/43	42,055	38,524
Series 4217 HI 2.50% 6/15/28 S	115,747	10,475
Series 4226 GZ 3.00% 7/15/43	106,829	100,382
Series 4251 KI 2.50% 4/15/28 S	83,117	5,053
Series 4278 HI 4.00% 12/15/28 S	206,038	21,061
Series 4342 CI 3.00% 11/15/33 S	933,004	112,279
Series 4391 GZ 2.50% 12/15/40	32,133	30,969
Series 4433 DI 3.00% 8/15/32 S	61,431	6,347
Series 4435 DY 3.00% 2/15/35	2,810,000	2,829,412
Series 4449 PI 4.00% 11/15/43 S	81,247	14,769
Series 4453 DI 3.50% 11/15/33 S	1,186,175	151,965
Series 4457 KZ 3.00% 4/15/45	2,152,285	2,058,134
Series 4494 SA 5.021% 7/15/45 S•	756,826	162,550
Series 4504 IO 3.50% 5/15/42 S	1,440,300	153,556
Series 4527 CI 3.50% 2/15/44 S	3,782,590	647,238
Series 4543 HI 3.00% 4/15/44 S	1,453,666	230,668
Series 4574 AI 3.00% 4/15/31 S	3,315,759	416,892
Series 4581 LI 3.00% 5/15/36 S	1,313,780	179,035
Series 4592 WT 5.50% 6/15/46	4,862,189	5,432,787
Series 4594 SG 4.841% 6/15/46 S•	7,207,370	1,792,678
Series 4609 QZ 3.00% 8/15/46	931,982	866,250
Series 4614 HB 2.50% 9/15/46	1,330,000	1,214,743
Series 4618 SA 4.841% 9/15/46 S•	1,885,149	452,322
Series 4623 LZ 2.50% 10/15/46	1,143,887	1,002,968
Series 4623 MW 2.50% 10/15/46	1,330,000	1,227,236
Series 4625 BI 3.50% 6/15/46 S	5,201,214	1,045,587
Series 4625 PZ 3.00% 6/15/46	667,195	633,650
Series 4631 GS 4.841% 11/15/46 S•	5,418,427	1,148,245
Series 4631 LJ 3.00% 3/15/41	412,000	409,228
Series 4636 NZ 3.00% 12/15/46	1,495,234	1,435,012
Series 4644 GI 3.50% 5/15/40 S	2,190,050	345,776
Series 4648 MZ 3.00% 6/15/46	288,580	275,399
Series 4648 ND 3.00% 9/15/46	221,000	214,236

Diversified Income Series-4

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)
Freddie Mac REMICs
Series 4648 SA 4.841% 1/15/47 S•	4,050,848	$897,118
Series 4650 JE 3.00% 7/15/46	273,000	264,271
Series 4655 WI 3.50% 8/15/43 S	1,684,635	272,850
Series 4656 HI 3.50% 5/15/42 S	95,287	12,573
Series 4657 JZ 3.50% 2/15/47	320,715	324,585
Series 4657 NW 3.00% 4/15/45	349,000	347,570
Series 4657 PS 4.841% 2/15/47 S•	4,175,868	912,912
Series 4660 GI 3.00% 8/15/43 S	1,212,178	190,937
Series 4663 AI 3.00% 3/15/42 S	2,886,100	403,218
Series 4663 HZ 3.50% 3/15/47	380,308	370,401
Series 4664 ZC 3.00% 9/15/45	277,068	270,112
Series 4665 NI 3.50% 7/15/41 S	9,166,640	1,205,642
Series 4675 KS 4.841% 4/15/47 S•	3,295,296	752,814
Series 4676 KZ 2.50% 7/15/45	813,379	712,788
Freddie Mac Strips
Series 267 S5 4.841% 8/15/42 S•	3,236,801	671,505
Series 299 S1 4.841% 1/15/43 S•	2,436,963	491,070
Series 319 S2 4.841% 11/15/43 S•	1,245,758	272,907
Series 326 S2 4.791% 3/15/44 S•	2,657,752	532,455
Series 337 S1 4.891% 9/15/44 S•	2,530,109	575,704
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2015-DNA3 M2 4.066% 4/25/28 •	1,301,619	1,348,152
Series 2015-HQA1 M2 3.866% 3/25/28 •	899,249	921,966
Series 2015-HQA2 M2 4.016% 5/25/28 •	1,122,195	1,161,866
Series 2016-DNA1 M2 4.116% 7/25/28 •	755,000	786,006
Series 2016-DNA3 M2 3.216% 12/25/28 •	640,000	655,985
Series 2016-DNA4 M2 2.516% 3/25/29 •	575,000	581,488
Series 2016-HQA2 M2 3.466% 11/25/28 •	740,000	760,434
Series 2017-DNA1 M2 4.466% 7/25/29 •	2,250,000	2,347,102
Freddie Mac Structured Pass Through Certificates
Series T-54 2A 6.50% 2/25/43 ◆	11,037	13,002
Series T-58 2A 6.50% 9/25/43 ◆	4,201	4,866
GNMA
Series 2010-113 KE 4.50% 9/20/40	4,115,000	4,516,471
Series 2012-136 MX 2.00% 11/20/42	520,000	478,210
Series 2012-145 PY 2.00% 12/20/42	20,000	18,130
Series 2013-113 AZ 3.00% 8/20/43	3,418,980	3,327,151
Series 2013-113 LY 3.00% 5/20/43	378,000	378,672
Series 2015-64 GZ 2.00% 5/20/45	1,372,987	1,156,193
Series 2015-74 CI 3.00% 10/16/39 S	2,921,064	396,615

	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)
GNMA
Series 2015-133 AL 3.00% 5/20/45	3,715,000	$3,650,843
Series 2015-142 AI 4.00% 2/20/44 S	997,221	127,664
Series 2015-157 HZ 3.00% 10/20/45	57,229	53,586
Series 2016-80 JZ 3.00% 6/20/46	27,821	25,925
Series 2016-89 QS 4.838% 7/20/46 S•	2,857,514	701,378
Series 2016-108 SK 4.838% 8/20/46 S•	4,094,226	960,328
Series 2016-111 PB 2.50% 8/20/46	1,230,000	1,131,030
Series 2016-116 GI 3.50% 11/20/44 S	5,049,440	802,517
Series 2016-118 DI 3.50% 3/20/43 S	5,795,872	875,901
Series 2016-118 ES 4.888% 9/20/46 S•	3,216,190	755,720
Series 2016-120 AS 4.888% 9/20/46 S•	4,381,149	1,062,572
Series 2016-120 NS 4.888% 9/20/46 S•	5,934,662	1,469,635
Series 2016-121 JS 4.888% 9/20/46 S•	4,281,814	1,045,670
Series 2016-126 NS 4.888% 9/20/46 S•	3,156,040	737,743
Series 2016-134 MW 3.00% 10/20/46	213,000	216,613
Series 2016-134 MZ 3.00% 10/20/46	1,489,457	1,460,572
Series 2016-147 ST 4.838% 10/20/46 S•	2,938,815	688,608
Series 2016-149 GI 4.00% 11/20/46 S	2,734,221	588,735
Series 2016-156 PB 2.00% 11/20/46	794,000	657,409
Series 2016-160 GI 3.50% 11/20/46 S	3,505,600	828,841
Series 2016-160 GS 4.888% 11/20/46 S•	7,972,466	1,957,353
Series 2016-160 VZ 2.50% 11/20/46	423,119	362,548
Series 2016-163 MI 3.50% 11/20/46 S	2,892,604	347,112
Series 2016-163 PI 3.50% 5/20/43 S	7,217,833	1,098,850
Series 2016-163 XI 3.00% 10/20/46 S	4,111,034	554,546
Series 2016-171 IP 3.00% 3/20/46 S	3,811,894	566,447
Series 2017-4 BW 3.00% 1/20/47	255,000	243,922
Series 2017-4 WI 4.00% 2/20/44 S	1,816,414	357,502
Series 2017-10 IB 4.00% 1/20/47 S	3,741,186	879,468
Series 2017-10 KZ 3.00% 1/20/47	293,643	273,834
Series 2017-18 GM 2.50% 2/20/47	222,000	207,161
Series 2017-18 QI 4.00% 3/16/41 S	3,017,878	527,810
Series 2017-18 QS 4.928% 2/16/47 S•	3,573,715	813,740
Series 2017-25 CZ 3.50% 2/20/47	1,088,608	1,100,966
Series 2017-26 SA 4.888% 2/20/47 S•	3,748,815	762,501
Series 2017-34 DY 3.50% 3/20/47	580,000	582,764
Series 2017-56 JZ 3.00% 4/20/47	673,354	630,974

Total Agency Collateralized Mortgage Obligations (cost $146,763,532)		143,173,961

Diversified Income Series-5

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

	Principal amount°	Value (US $)

Agency Commercial Mortgage-Backed Securities – 1.03%
Freddie Mac Multifamily Structured Pass Through Certificates
Series K719 A1 2.53% 12/25/21 ◆	948,014	$963,030
Series KS03 A4 3.161% 5/25/25 ◆•	2,110,000	2,180,450
FREMF Mortgage Trust
Series 2011-K12 B 144A 4.492% 1/25/46 #•	1,575,500	1,669,270
Series 2011-K14 B 144A 5.341% 2/25/47 #•	820,000	895,480
Series 2011-K15 B 144A 5.116% 8/25/44 #•	195,000	212,124
Series 2011-K704 B 144A 4.69% 10/25/30 #•	1,435,000	1,468,698
Series 2012-K18 B 144A 4.40% 1/25/45 #•	1,020,000	1,080,759
Series 2012-K22 B 144A 3.811% 8/25/45 #•	1,730,000	1,794,311
Series 2012-K708 B 144A 3.883% 2/25/45 #•	1,795,000	1,835,763
Series 2013-K32 B 144A 3.651% 10/25/46 #•	4,020,000	4,154,560
Series 2013-K33 B 144A 3.617% 8/25/46 #•	1,315,000	1,342,345
Series 2013-K712 B 144A 3.48% 5/25/45 #•	990,000	1,013,049
Series 2013-K713 B 144A 3.274% 4/25/46 #•	605,000	616,256
Series 2013-K713 C 144A 3.274% 4/25/46 #•	2,275,000	2,289,246
Series 2014-K41 B 144A 3.962% 11/25/47 #•	3,255,000	3,316,974

Total Agency Commercial Mortgage-Backed Securities (cost $24,759,139)		24,832,315

Agency Mortgage-Backed Securities – 5.67%
Fannie Mae ARM 2.909% 7/1/45 •	542,490	552,673
2.943% 12/1/45 •	673,851	689,858
3.103% 8/1/35 •	13,021	13,750
3.217% 3/1/44 •	1,287,033	1,327,624
6.098% 8/1/37 •	53,495	53,404
Fannie Mae FHAVA 4.50% 7/1/40	1,162,262	1,256,729
Fannie Mae S.F. 30 yr 4.50% 9/1/39	341,250	370,196
4.50% 11/1/39	904,208	985,208
4.50% 4/1/40	1,848,319	2,006,614
4.50% 6/1/40	994,943	1,079,943
4.50% 8/1/40	283,640	306,551

	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr 4.50% 7/1/41	2,516,114	$2,732,710
4.50% 8/1/41	2,675,455	2,916,673
4.50% 1/1/42	1,524,143	1,654,091
4.50% 10/1/44	767,749	831,965
4.50% 3/1/46	1,437,109	1,557,303
4.50% 7/1/46	2,876,190	3,097,330
5.50% 11/1/34	55,217	61,767
5.50% 8/1/37	262,261	293,863
5.50% 1/1/38	57,225	64,174
5.50% 3/1/38	294,865	328,926
5.50% 12/1/38	615,953	699,184
5.50% 6/1/39	743,986	831,750
5.50% 7/1/40	749,693	838,338
5.50% 6/1/41	1,931,490	2,167,948
5.50% 9/1/41	1,318,567	1,492,753
5.50% 5/1/44	20,210,847	22,631,854
6.00% 4/1/35	2,577	2,940
6.00% 3/1/36	526,056	599,712
6.00% 6/1/36	58,660	66,620
6.00% 9/1/36	628,783	722,413
6.00% 12/1/36	64,599	73,348
6.00% 2/1/37	192,297	218,960
6.00% 3/1/37	216,075	245,796
6.00% 5/1/37	438,461	496,855
6.00% 6/1/37	35,546	40,402
6.00% 7/1/37	836,580	953,970
6.00% 8/1/37	225,704	254,900
6.00% 9/1/37	65,171	74,254
6.00% 11/1/37	12,689	14,404
6.00% 5/1/38	1,164,819	1,318,646
6.00% 9/1/38	196,722	223,854
6.00% 10/1/38	396,038	449,653
6.00% 11/1/38	152,271	172,997
6.00% 1/1/39	272,419	308,547
6.00% 9/1/39	2,309,600	2,617,519
6.00% 10/1/39	2,448,845	2,793,943
6.00% 3/1/40	276,199	313,960
6.00% 7/1/40	1,016,812	1,151,948
6.00% 9/1/40	235,806	269,064
6.00% 11/1/40	105,692	120,497
6.00% 5/1/41	3,125,340	3,542,506
6.00% 6/1/41	1,166,696	1,324,174
6.00% 7/1/41	5,314,847	6,039,962
6.50% 2/1/36	103,042	117,276
6.50% 3/1/37	237,569	268,001
6.50% 5/1/40	523,829	587,349
7.50% 3/1/32	171	196
7.50% 4/1/32	655	734
Fannie Mae S.F. 30 yr TBA 4.50% 8/1/47	2,973,000	3,184,592

Diversified Income Series-6

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Freddie Mac ARM 2.554% 10/1/46 •	1,703,787	$1,711,072
2.742% 2/1/47 •	870,568	877,611
2.753% 10/1/45 •	602,632	615,081
2.929% 10/1/45 •	1,099,110	1,119,912
2.974% 11/1/45 •	801,737	819,465
Freddie Mac S.F. 30 yr 4.50% 4/1/39	162,024	175,524
4.50% 7/1/42	1,492,060	1,609,938
4.50% 12/1/43	1,507,540	1,628,651
4.50% 8/1/44	2,308,387	2,492,027
4.50% 7/1/45	9,080,559	9,756,899
4.50% 9/1/46	2,343,921	2,510,116
5.00% 6/1/36	1,510,045	1,651,471
5.00% 5/1/41	1,238,648	1,366,359
5.00% 12/1/41	1,131,351	1,244,441
5.00% 4/1/44	1,353,000	1,496,574
5.50% 3/1/34	80,833	90,439
5.50% 12/1/34	71,559	80,169
5.50% 12/1/35	71,094	79,844
5.50% 11/1/36	79,669	89,126
5.50% 12/1/36	19,034	21,235
5.50% 9/1/37	91,240	101,636
5.50% 4/1/38	326,414	363,482
5.50% 6/1/38	51,159	56,928
5.50% 7/1/38	332,505	370,282
5.50% 1/1/39	323,259	360,452
5.50% 6/1/39	410,526	457,038
5.50% 3/1/40	218,272	242,747
5.50% 8/1/40	164,486	183,063
5.50% 1/1/41	223,708	249,067
5.50% 6/1/41	4,807,303	5,364,753
6.00% 2/1/36	354,617	401,653
6.00% 3/1/36	231,212	262,400
6.00% 9/1/37	201,204	226,432
6.00% 1/1/38	86,951	97,874
6.00% 6/1/38	237,705	268,857
6.00% 8/1/38	384,432	437,078
6.00% 5/1/40	1,215,729	1,371,473
6.00% 7/1/40	1,165,166	1,320,590
6.50% 8/1/38	33,693	37,372
6.50% 4/1/39	374,698	420,569
GNMA I S.F. 30 yr 5.00% 10/15/39	2,333,545	2,579,374
5.50% 2/15/41	659,061	734,912
7.00% 12/15/34	112,646	132,373
GNMA II S.F. 30 yr 5.00% 9/20/46	3,862,388	4,161,251
5.50% 5/20/37	478,592	531,147
5.50% 4/20/40	416,982	454,999
6.00% 2/20/39	535,203	594,862
6.00% 10/20/39	2,082,431	2,314,446

	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
GNMA II S.F. 30 yr 6.00% 2/20/40	2,103,738	$2,350,101
6.00% 4/20/46	617,249	688,576
6.50% 10/20/39	795,073	897,237

Total Agency Mortgage-Backed Securities (cost $136,874,127)		136,882,149

Collateralized Debt Obligations – 2.47%
AMMC CLO XIII Series 2013-13A A1LR 144A 2.565% 7/24/29 #•	2,500,000	2,500,000
Anchorage Capital CLO 6 Series 2015-6A A1 144A 2.698% 4/15/27 #•	1,025,000	1,025,000
Benefit Street Partners CLO II Series 2013-IIA A1R 144A 2.555% 7/15/29 #•	3,000,000	3,000,000
Benefit Street Partners CLO IV Series 2014-IVA A1R 144A 2.646% 1/20/29 #•	5,900,000	5,948,775
Benefit Street Partners CLO VI Series 2015-VIA A1A 144A 2.708% 4/18/27 #•	1,230,000	1,230,020
Black Diamond CLO Series 2017-1A A1A 144A 2.476% 4/24/29 #•	2,000,000	1,998,956
BlueMountain CLO Series 2015-2A A1 144A 2.588% 7/18/27 #•	1,090,000	1,092,264
Cedar Funding III CLO Series 2014-3A A1 144A 2.702% 5/20/26 #•	2,420,000	2,421,125
Cedar Funding IV CLO Series 2014-4A AR 144A 2.386% 7/23/30 #•	3,000,000	2,998,482
Cedar Funding VI CLO Series 2016-6A A1 144A 2.352% 10/20/28 #•	2,400,000	2,417,765
GoldentTree Loan Management US CLO 1 Series 2017-1A A 144A 2.404% 4/20/29 #•	2,630,000	2,640,225
Hull Street CLO Series 2014-1A AR 144A 2.378% 10/18/26 #•	2,000,000	1,998,992
JFIN CLO Series 2017-1A A1 144A 2.324% 4/24/29 #•	3,405,000	3,416,294

Diversified Income Series-7

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

	Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)
KKR Financial CLO Series 2013-1A A1R 144A 2.448% 4/15/29 #•	3,000,000	$2,998,488
KVK CLO Series 2015-1A AR 144A 2.422% 5/20/27 #•	2,000,000	1,998,982
MP CLO IV Series 2013-2A ARR 144A 2.585% 7/25/29 #•	2,000,000	2,000,000
Neuberger Berman CLO XIX Series 2015-19A A1 144A 2.578% 7/15/27 #•	3,300,000	3,300,000
Northwoods Capital XV Series 2017-15A A 144A 2.605% 6/20/29 #•	2,500,000	2,498,707
OCP CLO Series 2017-13A A1A 144A 2.565% 7/15/30 #•	2,500,000	2,496,565
TIAA CLO Series 2017-1A A 144A 2.49% 4/20/29 #•	2,200,000	2,208,455
Venture CDO Series 2016-25A A1 144A 2.487% 4/20/29 #•	980,000	982,793
Venture XXIV CLO Series 2016-24A A1D 144A 2.576% 10/20/28 #•	2,390,000	2,392,488
Venture XXVIII CLO Series 2017-28A A2 144A 2.415% 7/20/30 #•	4,000,000	3,966,856
Zais CLO 6 Series 2017-1A A1 144A 2.572% 7/15/29 #•	2,000,000	1,998,964

Total Collateralized Debt Obligations (cost $59,374,860)		59,530,196

Convertible Bonds – 1.62%
Aerojet Rocketdyne Holdings 144A 2.25% exercise price $26.00, maturity date 12/15/23 #	383,000	405,980
Alaska Communications Systems Group 6.25% exercise price $10.28, maturity date 5/1/18	540,000	562,950
Ares Capital 144A 3.75% exercise price $19.39, maturity date 2/1/22 #	245,000	246,837
BioMarin Pharmaceutical 1.50% exercise price $94.15, maturity date 10/15/20	485,000	579,272

	Principal amount°	Value (US $)

Convertible Bonds (continued)
Blackhawk Network Holdings 144A 1.50% exercise price $49.83, maturity date 1/15/22 #	963,000	$1,078,560
Blackstone Mortgage Trust 4.375% exercise price $35.67, maturity date 5/5/22	853,000	872,726
Blackstone Mortgage Trust 5.25% exercise price $27.99, maturity date 12/1/18	1,069,000	1,240,040
Brookdale Senior Living 2.75% exercise price $29.33, maturity date 6/15/18	1,702,000	1,694,554
Cardtronics 1.00% exercise price $52.35, maturity date 12/1/20	1,072,000	1,032,470
Cemex 3.72% exercise price $11.01, maturity date 3/15/20	632,000	732,330
Chart Industries 2.00% exercise price $69.03, maturity date 8/1/18	1,234,000	1,229,373
Ciena 144A 3.75% exercise price $20.17, maturity date 10/15/18 #	632,000	853,990
Clearwire Communications 144A 8.25% exercise price $7.08, maturity date 12/1/40 #	1,217,000	1,253,510
DISH Network 144A 2.375% exercise price $82.22, maturity date 3/15/24 #	982,000	1,034,169
DISH Network 144A 3.375% exercise price $65.18, maturity date 8/15/26 #	520,000	633,100
GAIN Capital Holdings 4.125% exercise price $12.00, maturity date 12/1/18	821,000	790,213
General Cable 4.50% exercise price $31.33, maturity date 11/15/29 f	1,793,000	1,359,318
Helix Energy Solutions Group 4.25% exercise price $13.89, maturity date 5/1/22	1,174,000	1,101,359
Hologic 2.00% exercise price $31.18, maturity date 3/1/42 f	553,000	811,527
Infinera 1.75% exercise price $12.58, maturity date 6/1/18	826,000	891,047
Insulet 144A 1.25% exercise price $58.37, maturity date 9/15/21 #	479,000	528,097
Jefferies Group 3.875% exercise price $43.72, maturity date 11/1/29	633,000	637,747
Kaman 144A 3.25% exercise price $65.26, maturity date 5/1/24 #	967,000	984,527
Knowles 3.25% exercise price $18.43, maturity date 11/1/21	690,000	814,631
Liberty Interactive 144A 1.75% exercise price $341.10, maturity date 9/30/46 #	655,000	752,022
Liberty Media 144A 2.25% exercise price $104.55, maturity date 9/30/46 #	233,000	251,931
Medicines 2.75% exercise price $48.97, maturity date 7/15/23	785,000	825,231

Diversified Income Series-8

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

	Principal	Value
	amount°	(US $)

Convertible Bonds (continued)
Neurocrine Biosciences 144A 2.25% exercise price $75.92, maturity date 5/15/24 #	729,000	$725,811
New Mountain Finance 5.00% exercise price $15.80, maturity date 6/15/19	750,000	780,000
Novellus Systems 2.625% exercise price $33.63, maturity date 5/15/41	241,000	1,007,229
NuVasive 2.25% exercise price $59.82, maturity date 3/15/21	374,000	517,990
NXP Semiconductors 1.00% exercise price $102.84, maturity date 12/1/19	928,000	1,111,280
ON Semiconductor 1.00% exercise price $18.50, maturity date 12/1/20	678,000	706,815
Pacira Pharmaceuticals 144A 2.375% exercise price $66.89, maturity date 4/1/22 #	947,000	1,008,555
PDC Energy 1.125% exercise price $85.39, maturity date 9/15/21	567,000	517,387
PROS Holdings 2.00% exercise price $33.79, maturity date 12/1/19	1,176,000	1,250,970
Silicon Laboratories 144A 1.375% exercise price $92.81, maturity date 3/1/22 #	94,000	97,643
Spectrum Pharmaceuticals 2.75% exercise price $10.53, maturity date 12/15/18	1,293,000	1,375,429
Spirit Realty Capital 3.75% exercise price $13.00, maturity date 5/15/21	1,181,000	1,174,363
Synaptics 144A 0.50% exercise price $73.02, maturity date 6/15/22 #	189,000	191,363
Synchronoss Technologies 0.75% exercise price $53.17, maturity date 8/15/19	739,000	689,117
Vector Group 1.75% exercise price $23.46, maturity date 4/15/20 •	1,084,000	1,254,730
Vector Group 2.50% exercise price $15.22, maturity date 1/15/19 •	408,000	598,995
VEREIT 3.75% exercise price $14.99, maturity date 12/15/20	1,545,000	1,592,323
Verint Systems 1.50% exercise price $64.46, maturity date 6/1/21	1,342,000	1,321,031

Total Convertible Bonds (cost $36,702,433)		39,118,542

Corporate Bonds – 48.90%
Automotive – 0.13%
Allison Transmission 144A 5.00% 10/1/24 #	665,000	683,287
Goodyear Tire & Rubber 4.875% 3/15/27	980,000	997,150

	Principal		Value
	amount°		(US $)

Corporate Bonds (continued)
Automotive (continued)
Goodyear Tire & Rubber 5.00% 5/31/26		1,345,000	$1,395,437

			3,075,874

Banking – 10.88%
Akbank TAS 144A 7.20% 3/16/27 #•		1,915,000	1,992,653
Ally Financial 5.75% 11/20/25		1,570,000	1,658,313
ANZ New Zealand International 144A 2.60% 9/23/19 #		500,000	503,985
Banco Nacional de Costa Rica 144A 5.875% 4/25/21 #		1,820,000	1,913,366
Banco Santander 4.25% 4/11/27		7,000,000	7,280,154
Bank Nederlandse Gemeenten 3.50% 7/19/27	AUD	759,000	585,164
Bank of America 3.30% 8/5/21	AUD	660,000	508,566
3.705% 4/24/28 •		2,720,000	2,743,879
4.183% 11/25/27		11,205,000	11,419,632
4.443% 1/20/48 •		4,425,000	4,704,713
6.50% 10/23/49 •		3,065,000	3,411,897
Bank of New York Mellon 2.15% 2/24/20		535,000	538,248
2.20% 8/16/23		2,540,000	2,464,595
2.50% 4/15/21		1,765,000	1,779,785
3.442% 2/7/28 •		3,965,000	4,028,947
4.625% 12/29/49 •		3,365,000	3,402,351
Barclays 4.337% 1/10/28		710,000	732,368
4.836% 5/9/28		2,180,000	2,231,428
8.25% 12/29/49 •		3,910,000	4,154,375
BB&T 2.45% 1/15/20		1,335,000	1,350,304
BBVA Bancomer 144A 6.50% 3/10/21 #		1,420,000	1,570,875
144A 7.25% 4/22/20 #		765,000	840,544
BGEO Group 144A 6.00% 7/26/23 #		1,625,000	1,655,875
Citigroup 2.279% 5/17/24 •		410,000	409,967
3.75% 10/27/23	AUD	1,486,000	1,147,366
Citizens Bank 2.55% 5/13/21		840,000	841,373
2.65% 5/26/22		1,120,000	1,118,131
Citizens Financial Group 2.375% 7/28/21		345,000	342,312
4.30% 12/3/25		2,050,000	2,141,278
Compass Bank 2.875% 6/29/22		3,505,000	3,495,256
3.875% 4/10/25		2,280,000	2,275,132
Cooperatieve Rabobank 2.50% 9/4/20	NOK	5,290,000	660,418
3.75% 7/21/26		2,520,000	2,524,637
Credit Suisse Group 144A 4.282% 1/9/28 #		9,945,000	10,293,045

Diversified Income Series-9

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

		Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
Credit Suisse Group 144A 6.25% 12/29/49 #•		5,560,000	$5,920,788
Credit Suisse Group Funding Guernsey 3.80% 6/9/23		250,000	258,045
4.55% 4/17/26		4,635,000	4,933,156
Fifth Third Bancorp 2.60% 6/15/22		1,830,000	1,822,477
2.875% 7/27/20		975,000	997,698
Fifth Third Bank 2.25% 6/14/21		1,530,000	1,526,244
3.85% 3/15/26		2,240,000	2,285,006
Goldman Sachs Group 3.035% 8/21/19 •	AUD	550,000	426,768
3.55% 2/12/21	CAD	400,000	321,348
3.691% 6/5/28 •		7,450,000	7,489,656
5.15% 5/22/45		3,850,000	4,293,289
5.20% 12/17/19	NZD	612,000	468,206
HSBC Holdings 4.375% 11/23/26		1,215,000	1,263,262
Huntington Bancshares 2.30% 1/14/22		1,595,000	1,572,550
ICICI Bank 144A 4.00% 3/18/26 #		2,230,000	2,258,580
ING Groep 3.15% 3/29/22		870,000	887,444
3.95% 3/29/27		605,000	630,443
JPMorgan Chase & Co. 2.776% 4/25/23 •		450,000	451,060
3.50% 12/18/26	GBP	264,000	384,174
3.54% 5/1/28 •		2,230,000	2,245,068
4.25% 11/2/18	NZD	1,840,000	1,369,615
4.25% 10/1/27		435,000	453,072
4.26% 2/22/48 •		4,555,000	4,799,890
6.75% 8/29/49 •		3,480,000	3,958,500
KeyBank 2.40% 6/9/22		3,920,000	3,902,756
3.40% 5/20/26		3,795,000	3,775,941
6.95% 2/1/28		4,255,000	5,338,017
Landwirtschaftliche Rentenbank 5.375% 4/23/24	NZD	2,783,000	2,253,263
Lloyds Banking Group 3.00% 1/11/22		2,465,000	2,491,696
7.50% 4/30/49 •		1,135,000	1,254,884
Manufacturers & Traders Trust 2.50% 5/18/22		1,520,000	1,517,687
Morgan Stanley 3.125% 8/5/21	CAD	972,000	771,379
3.95% 4/23/27		4,385,000	4,421,948
4.375% 1/22/47		5,125,000	5,367,858
5.00% 9/30/21	AUD	1,087,000	893,826
Northern Trust 3.375% 5/8/32 •		900,000	900,833
PNC Bank 2.45% 11/5/20		250,000	252,223
6.875% 4/1/18		5,710,000	5,924,228

		Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
PNC Financial Services Group 3.15% 5/19/27		1,500,000	$1,494,565
5.00% 12/29/49 •		2,680,000	2,767,100
Popular 7.00% 7/1/19		1,500,000	1,582,500
Royal Bank of Scotland Group 3.875% 9/12/23		2,040,000	2,083,242
8.625% 12/29/49 •		4,440,000	4,850,700
Santander UK 144A 5.00% 11/7/23 #		4,215,000	4,532,887
Santander UK Group Holdings 3.571% 1/10/23		940,000	962,287
State Street 3.10% 5/15/23		1,360,000	1,385,078
3.30% 12/16/24		1,965,000	2,022,901
3.55% 8/18/25		2,125,000	2,215,317
SunTrust Banks 2.70% 1/27/22		2,525,000	2,532,656
3.30% 5/15/26		1,245,000	1,219,257
5.05% 6/15/22 •		955,000	971,713
SVB Financial Group 3.50% 1/29/25		1,350,000	1,327,363
Swedbank 144A 2.65% 3/10/21 #		2,585,000	2,619,489
Toronto-Dominion Bank 2.50% 12/14/20		1,660,000	1,679,830
Turkiye Garanti Bankasi 144A 5.25% 9/13/22 #		800,000	814,320
144A 6.25% 4/20/21 #		1,350,000	1,433,801
UBS Group 6.875% 12/29/49 •		1,490,000	1,610,712
UBS Group Funding Switzerland 144A 2.65% 2/1/22 #		2,115,000	2,112,540
144A 3.00% 4/15/21 #		965,000	980,584
144A 3.491% 5/23/23 #		1,890,000	1,935,609
144A 4.125% 9/24/25 #		2,265,000	2,376,954
144A 4.125% 4/15/26 #		2,255,000	2,356,274
144A 4.253% 3/23/28 #		420,000	439,707
US Bancorp 2.375% 7/22/26		2,295,000	2,165,707
2.625% 1/24/22		1,970,000	1,991,475
3.10% 4/27/26		195,000	192,976
3.15% 4/27/27		6,160,000	6,178,671
3.60% 9/11/24		2,640,000	2,745,014
USB Capital IX 3.50% 10/29/49 •		7,185,000	6,388,543
Wells Fargo & Co. 3.00% 7/27/21	AUD	1,788,000	1,362,194
3.50% 9/12/29	GBP	654,000	945,800
3.584% 5/22/28 •		6,510,000	6,586,200
4.75% 12/7/46		2,515,000	2,695,605
Wells Fargo Capital X 5.95% 12/15/36		175,000	198,363
Westpac Banking 4.322% 11/23/31 •		2,110,000	2,166,981
Woori Bank 144A 4.75% 4/30/24 #		1,550,000	1,626,386
Zions Bancorporation 4.50% 6/13/23		2,150,000	2,265,079

			262,620,190

Basic Industry – 4.19%
ArcelorMittal 6.125% 6/1/25		735,000	826,875

Diversified Income Series-10

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

		Principal amount°	Value (US $)

Corporate Bonds (continued)
Basic Industry (continued)
Barrick North America Finance 5.75% 5/1/43		5,335,000	$6,507,473
BHP Billiton Finance 3.25% 9/25/24	GBP	325,000	464,471
BHP Billiton Finance USA 144A 6.25% 10/19/75 #•		6,170,000	6,743,810
BMC East 144A 5.50% 10/1/24 #		120,000	125,700
Boise Cascade 144A 5.625% 9/1/24 #		2,270,000	2,349,450
Builders FirstSource 144A 5.625% 9/1/24 #		2,210,000	2,309,450
144A 10.75% 8/15/23 #		170,000	196,775
CF Industries 6.875% 5/1/18		4,550,000	4,737,687
Chemours 7.00% 5/15/25		240,000	262,800
Cliffs Natural Resources 144A 5.75% 3/1/25 #		545,000	516,387
Dow Chemical 8.55% 5/15/19		9,161,000	10,265,523
FMG Resources August 2006 144A 4.75% 5/15/22 #		585,000	588,656
144A 5.125% 5/15/24 #		605,000	606,513
Freeport-McMoRan 4.55% 11/14/24		1,640,000	1,553,900
6.875% 2/15/23		980,000	1,038,800
Georgia-Pacific 8.00% 1/15/24		5,305,000	6,814,824
HD Supply 144A 5.75% 4/15/24 #		1,285,000	1,368,525
Hexion 144A 10.375% 2/1/22 #		110,000	109,450
Hudbay Minerals 144A 7.25% 1/15/23 #		20,000	20,725
144A 7.625% 1/15/25 #		775,000	815,687
International Paper 4.40% 8/15/47		4,050,000	4,099,191
INVISTA Finance 144A 4.25% 10/15/19 #		2,465,000	2,551,768
Joseph T Ryerson & Son 144A 11.00% 5/15/22 #		80,000	90,700
Koppers 144A 6.00% 2/15/25 #		200,000	213,000
Kraton Polymers 144A 10.50% 4/15/23 #		180,000	208,800
Lennar 4.50% 4/30/24		690,000	714,909
4.75% 5/30/25		90,000	94,387
4.875% 12/15/23		378,000	403,279
M/I Homes 6.75% 1/15/21		190,000	199,975
MMC Norilsk Nickel 144A 4.10% 4/11/23 #		1,400,000	1,396,325
NCI Building Systems 144A 8.25% 1/15/23 #		655,000	711,494
New Gold 144A 6.25% 11/15/22 #		80,000	82,600
NOVA Chemicals 144A 5.00% 5/1/25 #		1,247,000	1,243,883
144A 5.25% 6/1/27 #		460,000	458,850
Novelis 144A 6.25% 8/15/24 #		1,140,000	1,199,850
OCP 144A 4.50% 10/22/25 #		2,125,000	2,148,906

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Basic Industry (continued)
OCP 144A 6.875% 4/25/44 #	640,000	$724,433
Olin 5.125% 9/15/27	885,000	913,763
Phosagro OAO via Phosagro Bond
Funding DAC 144A 3.95% 11/3/21 #	2,240,000	2,258,917
PolyOne 5.25% 3/15/23	812,000	856,660
PQ 144A 6.75% 11/15/22 #	190,000	204,725
PulteGroup 5.00% 1/15/27	1,002,000	1,032,060
Sherwin-Williams 3.45% 6/1/27	5,625,000	5,676,649
Southern Copper 5.875% 4/23/45	1,060,000	1,141,641
SPCM 144A 4.875% 9/15/25 #	1,390,000	1,421,275
Standard Industries 144A 5.00% 2/15/27 #	2,350,000	2,402,875
Steel Dynamics 5.00% 12/15/26	2,150,000	2,211,813
Summit Materials 6.125% 7/15/23	190,000	199,975
8.50% 4/15/22	70,000	79,450
Suzano Austria 144A 5.75% 7/14/26 #	515,000	534,313
144A 7.00% 3/16/47 #	1,120,000	1,140,160
Suzano Trading 144A 5.875% 1/23/21 #	770,000	820,050
US Concrete 144A 6.375% 6/1/24 #	1,200,000	1,272,000
6.375% 6/1/24	245,000	259,700
Vale Overseas 5.875% 6/10/21	930,000	1,000,680
6.25% 8/10/26	2,555,000	2,762,594
Vedanta Resources 144A 6.375% 7/30/22 #	1,065,000	1,071,071
144A 8.25% 6/7/21 #	1,580,000	1,726,577
VM Holding 144A 5.375% 5/4/27 #	1,760,000	1,781,120
Westlake Chemical 5.00% 8/15/46	3,760,000	3,992,582
WR Grace & Co.-Conn 144A 5.625% 10/1/24 #	1,217,000	1,305,233
Zekelman Industries 144A 9.875% 6/15/23 #	230,000	259,037

		101,090,751

Brokerage – 0.47%
Affiliated Managers Group 3.50% 8/1/25	2,005,000	2,002,710
BlackRock 3.20% 3/15/27	1,155,000	1,170,639
E*TRADE Financial 5.875% 12/29/49 •	2,655,000	2,827,575
Jefferies Group 6.45% 6/8/27	893,000	1,025,136
6.50% 1/20/43	750,000	851,358
Lazard Group 3.625% 3/1/27	475,000	470,175
3.75% 2/13/25	1,495,000	1,510,080
SUAM Finance 144A 4.875% 4/17/24 #	1,405,000	1,494,428

		11,352,101

Diversified Income Series-11

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Capital Goods – 2.28%
Ardagh Packaging Finance 144A 6.00% 2/15/25 #	1,460,000	$1,536,650
144A 7.25% 5/15/24 #	400,000	439,000
Ball 5.25% 7/1/25	1,910,000	2,115,325
BWAY Holding 144A 5.50% 4/15/24 #	2,140,000	2,190,825
CCL Industries 144A 3.25% 10/1/26 #	1,570,000	1,515,201
Cemex 144A 7.75% 4/16/26 #	2,250,000	2,579,063
Cemex Finance 144A 9.375% 10/12/22 #	200,000	213,000
Cia Brasileira de Aluminio 144A 6.75% 4/5/21 #	1,400,000	1,494,500
General Electric 2.10% 12/11/19	795,000	801,627
5.55% 5/4/20	1,295,000	1,423,402
6.00% 8/7/19	2,675,000	2,908,094
KLX 144A 5.875% 12/1/22 #	1,185,000	1,248,694
LafargeHolcim Finance US 144A 3.50% 9/22/26 #	5,470,000	5,419,091
Lennox International 3.00% 11/15/23	3,725,000	3,724,214
Masco 3.50% 4/1/21	2,785,000	2,875,596
Owens-Brockway Glass Container 144A 5.875% 8/15/23 #	1,450,000	1,601,344
Rockwell Collins 3.20% 3/15/24	1,455,000	1,476,655
3.50% 3/15/27	4,170,000	4,237,450
Roper Technologies 2.80% 12/15/21	1,385,000	1,398,074
3.80% 12/15/26	760,000	782,456
Siemens Financieringsmaatschappij 144A 1.70% 9/15/21 #	3,040,000	2,971,168
144A 3.125% 3/16/24 #	3,770,000	3,832,243
St. Marys Cement Canada 144A 5.75% 1/28/27 #	1,860,000	1,834,425
StandardAero Aviation Holdings 144A 10.00% 7/15/23 #	90,000	100,125
TransDigm 6.375% 6/15/26	1,040,000	1,058,200
Union Andina de Cementos 144A 5.875% 10/30/21 #	985,000	1,025,385
United Technologies 2.80% 5/4/24	2,400,000	2,408,998
3.75% 11/1/46	1,930,000	1,897,734

		55,108,539

Communications – 4.65%
American Tower 2.25% 1/15/22	105,000	102,481
4.00% 6/1/25	3,010,000	3,123,167
4.40% 2/15/26	4,040,000	4,242,792
American Tower Trust #1 144A 3.07% 3/15/23 #	3,070,000	3,097,741
AT&T 4.25% 3/1/27	13,890,000	14,388,458

		Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications (continued)
AT&T 5.25% 3/1/37		2,165,000	$2,316,123
Bell Canada 3.35% 3/22/23	CAD	773,000	621,696
Cablevision 144A 6.50% 6/15/21 #		1,980,000	2,103,750
CC Holdings GS V 3.849% 4/15/23		1,710,000	1,799,778
CenturyLink 5.80% 3/15/22		3,230,000	3,371,313
6.75% 12/1/23		1,715,000	1,853,280
7.50% 4/1/24		50,000	54,875
Cincinnati Bell 144A 7.00% 7/15/24 #		865,000	906,261
Columbus Cable Barbados 144A 7.375% 3/30/21 #		1,395,000	1,483,931
Comcel Trust 144A 6.875% 2/6/24 #		895,000	956,674
Crown Castle International 5.25% 1/15/23		2,190,000	2,435,383
Crown Castle Towers 144A 4.883% 8/15/20 #		9,630,000	10,282,970
CyrusOne 144A 5.00% 3/15/24 #		370,000	382,025
Deutsche Telekom International Finance 144A 1.95% 9/19/21 #		1,360,000	1,326,419
144A 2.485% 9/19/23 #		6,900,000	6,706,772
6.50% 4/8/22	GBP	416,000	667,959
Digicel 144A 6.75% 3/1/23 #		480,000	453,158
Digicel Group 144A 7.125% 4/1/22 #		1,485,000	1,301,305
144A 8.25% 9/30/20 #		1,125,000	1,055,981
Equinix 5.375% 5/15/27		850,000	908,437
Grupo Televisa 6.125% 1/31/46		970,000	1,085,312
GTP Acquisition Partners I 144A 2.35% 6/15/20 #		1,095,000	1,083,322
Level 3 Financing 5.375% 5/1/25		3,009,000	3,174,495
Millicom International Cellular 144A 6.00% 3/15/25 #		710,000	747,751
Myriad International Holdings 144A 4.85% 7/6/27 #		1,365,000	1,372,473
144A 5.50% 7/21/25 #		1,590,000	1,703,287
Radiate Holdco 144A 6.625% 2/15/25 #		200,000	200,500
SBA Communications 144A 4.875% 9/1/24 #		1,225,000	1,249,500
SBA Tower Trust 144A 2.24% 4/10/18 #		1,800,000	1,799,484
144A 2.898% 10/8/19 #		1,300,000	1,306,866
Sprint 7.125% 6/15/24		755,000	841,825
7.875% 9/15/23		1,505,000	1,734,513
Sprint Communications 7.00% 8/15/20		140,000	154,350
Telecom Italia 144A 5.303% 5/30/24 #		200,000	215,250
Telefonica Emisiones 5.213% 3/8/47		3,980,000	4,320,596
Time Warner Cable 7.30% 7/1/38		6,720,000	8,623,776
Time Warner Entertainment 8.375% 3/15/23		2,495,000	3,142,685

Diversified Income Series-12

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

		Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications (continued)
T-Mobile USA 6.375% 3/1/25		130,000	$140,887
6.50% 1/15/26		1,845,000	2,041,031
Uniti Group 144A 7.125% 12/15/24 #		455,000	452,611
8.25% 10/15/23		540,000	558,900
Verizon Communications 3.25% 2/17/26	EUR	971,000	1,251,593
5.25% 3/16/37		1,010,000	1,090,341
VimpelCom Holdings 144A 4.95% 6/16/24 #		1,190,000	1,196,640
144A 5.95% 2/13/23 #		2,180,000	2,321,700
WideOpenWest Finance 10.25% 7/15/19		210,000	216,563
Wind Acquisition Finance 144A 7.375% 4/23/21 #		1,100,000	1,144,687
Zayo Group 144A 5.75% 1/15/27 #		980,000	1,027,775
6.00% 4/1/23		1,715,000	1,813,613
6.375% 5/15/25		270,000	292,442

			112,247,497

Consumer Cyclical – 2.60%
American Tire Distributors 144A 10.25% 3/1/22 #		160,000	166,400
Boyd Gaming 6.375% 4/1/26		2,010,000	2,178,337
Cencosud 144A 6.625% 2/12/45 #		1,115,000	1,221,174
CK Hutchison International 17 144A 3.50% 4/5/27 #		1,400,000	1,408,147
Coach 4.125% 7/15/27		1,770,000	1,755,762
Daimler 2.75% 12/10/18	NOK	5,560,000	682,914
Daimler Finance North America 144A 2.20% 10/30/21 #		2,085,000	2,060,801
Dollar General 3.875% 4/15/27		8,000,000	8,209,640
Ford Motor Credit 3.096% 5/4/23		3,490,000	3,452,831
General Motors 6.75% 4/1/46		670,000	798,341
General Motors Financial 3.70% 5/9/23		1,525,000	1,550,349
5.25% 3/1/26		1,240,000	1,341,749
GLP Capital 5.375% 4/15/26		1,730,000	1,893,987
Hanesbrands 144A 4.875% 5/15/26 #		1,615,000	1,647,300
Hilton Worldwide Finance 144A 4.875% 4/1/27 #		905,000	949,119
Hyundai Capital America 144A 2.125% 10/2/17 #		1,570,000	1,571,215
144A 2.55% 2/6/19 #		685,000	687,857
144A 3.00% 3/18/21 #		965,000	971,749
JC Penney 8.125% 10/1/19		261,000	285,795
JD.com 3.125% 4/29/21		2,985,000	2,988,776
KFC Holding 144A 5.00% 6/1/24 #		788,000	823,460
144A 5.25% 6/1/26 #		736,000	776,480

		Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Cyclical (continued)
Landry’s 144A 6.75% 10/15/24 #		130,000	$133,413
Levi Strauss & Co. 5.00% 5/1/25		2,050,000	2,152,500
Lowe’s 3.10% 5/3/27		1,065,000	1,061,594
3.70% 4/15/46		3,605,000	3,489,193
4.05% 5/3/47		1,000,000	1,021,167
Marriott International 3.75% 3/15/25		1,830,000	1,888,412
4.50% 10/1/34		410,000	430,104
MGM Growth Properties Operating Partnership 4.50% 9/1/26		615,000	621,919
MGM Resorts International 4.625% 9/1/26		1,405,000	1,426,075
Mohegan Gaming & Entertainment 144A 7.875% 10/15/24 #		280,000	292,250
New Red Finance 144A 4.25% 5/15/24 #		780,000	777,028
Penn National Gaming 144A 5.625% 1/15/27 #		2,564,000	2,618,485
Penske Automotive Group 5.50% 5/15/26		1,120,000	1,117,200
Scientific Games International 10.00% 12/1/22		1,940,000	2,134,000
Scotts Miracle-Gro 5.25% 12/15/26		2,539,000	2,665,950
Tempur Sealy International 5.50% 6/15/26		1,050,000	1,069,687
Toyota Motor Credit 2.80% 7/13/22		755,000	768,319
Wyndham Worldwide 4.15% 4/1/24		1,495,000	1,537,391

			62,626,870

Consumer Non-Cyclical – 3.94%
Abbott Laboratories 4.90% 11/30/46		3,245,000	3,600,840
Air Medical Group Holdings 144A 6.375% 5/15/23 #		290,000	276,225
Albertsons 144A 5.75% 3/15/25 #		1,860,000	1,734,450
144A 6.625% 6/15/24 #		180,000	179,100
Amgen 4.00% 9/13/29	GBP	341,000	503,285
Anheuser-Busch InBev Finance 3.65% 2/1/26		12,020,000	12,407,200
Becle 144A 3.75% 5/13/25 #		4,360,000	4,359,976
Becton Dickinson 2.894% 6/6/22		1,660,000	1,663,929
3.363% 6/6/24		1,655,000	1,660,693
Biogen 5.20% 9/15/45		1,980,000	2,270,628
Celgene 3.25% 8/15/22		2,855,000	2,938,089
Cott Holdings 144A 5.50% 4/1/25 #		985,000	1,007,163
Dean Foods 144A 6.50% 3/15/23 #		1,610,000	1,702,575
ESAL 144A 6.25% 2/5/23 #		1,535,000	1,346,963
Heineken 144A 3.50% 1/29/28 #		4,810,000	4,892,448
inVentiv Group Holdings 144A 7.50% 10/1/24 #		110,000	119,900

Diversified Income Series-13

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
JBS USA 144A 5.75% 6/15/25 #	200,000	$189,000
Kernel Holding 144A 8.75% 1/31/22 #	1,990,000	2,140,444
Kroger 2.65% 10/15/26	1,560,000	1,441,766
Lamb Weston Holdings 144A 4.625% 11/1/24 #	500,000	517,500
144A 4.875% 11/1/26 #	1,425,000	1,483,781
Live Nation Entertainment 144A 4.875% 11/1/24 #	1,898,000	1,931,215
Marfrig Holdings Europe 144A 8.00% 6/8/23 #	2,155,000	2,193,143
MHP 144A 7.75% 5/10/24 #	1,430,000	1,454,739
Molson Coors Brewing 3.00% 7/15/26	6,320,000	6,091,380
4.20% 7/15/46	2,005,000	1,975,891
Mylan 3.95% 6/15/26	2,850,000	2,893,297
New York and Presbyterian Hospital 4.063% 8/1/56	1,630,000	1,634,879
Pernod Ricard 144A 4.45% 1/15/22 #	4,040,000	4,335,619
Pfizer 3.00% 12/15/26	2,720,000	2,731,231
Post Holdings 144A 5.00% 8/15/26 #	2,345,000	2,345,000
144A 5.75% 3/1/27 #	280,000	289,100
Revlon Consumer Products 6.25% 8/1/24	805,000	704,375
Reynolds American 4.00% 6/12/22	2,720,000	2,885,175
Shire Acquisitions Investments Ireland 2.40% 9/23/21	2,710,000	2,680,797
2.875% 9/23/23	2,590,000	2,570,399
Team Health Holdings 144A 6.375% 2/1/25 #	150,000	145,875
Thermo Fisher Scientific 3.00% 4/15/23	4,530,000	4,572,052
Tyson Foods 3.55% 6/2/27	3,330,000	3,356,017
Zimmer Biomet Holdings 4.625% 11/30/19	3,645,000	3,839,366

		95,065,505

Electric – 5.60%
AES Gener 144A 8.375% 12/18/73 #•	1,815,000	1,951,125
Ameren 3.65% 2/15/26	2,090,000	2,137,817
Ameren Illinois 9.75% 11/15/18	5,900,000	6,521,612
American Transmission Systems 144A 5.25% 1/15/22 #	5,410,000	5,968,447
Appalachian Power 3.30% 6/1/27	275,000	279,105
Cleveland Electric Illuminating 5.50% 8/15/24	365,000	418,854
CMS Energy 6.25% 2/1/20	2,210,000	2,434,094
ComEd Financing III 6.35% 3/15/33	2,055,000	2,208,264
Consumers Energy 3.25% 8/15/46	1,795,000	1,652,648
Dominion Energy 3.625% 12/1/24	1,645,000	1,688,114
3.90% 10/1/25	2,245,000	2,328,186

		Principal amount°	Value (US $)

Corporate Bonds (continued)
Electric (continued)
DTE Energy 2.85% 10/1/26		5,120,000	$4,879,995
3.30% 6/15/22		2,180,000	2,239,085
Duke Energy 2.65% 9/1/26		3,525,000	3,354,894
Emera 6.75% 6/15/76 •		3,545,000	4,023,575
Emera US Finance 3.55% 6/15/26		780,000	783,336
4.75% 6/15/46		2,660,000	2,822,327
Enel 144A 8.75% 9/24/73 #•		3,502,000	4,176,135
Enel Americas 4.00% 10/25/26		1,200,000	1,214,700
Enel Finance International 144A 3.625% 5/25/27 #		5,965,000	5,920,227
144A 6.00% 10/7/39 #		615,000	734,629
Entergy 2.95% 9/1/26		635,000	609,322
4.00% 7/15/22		1,820,000	1,925,484
Entergy Louisiana 3.12% 9/1/27		1,170,000	1,167,641
4.05% 9/1/23		4,045,000	4,332,834
4.95% 1/15/45		545,000	562,650
Exelon 3.497% 6/1/22		5,645,000	5,795,490
3.95% 6/15/25		2,445,000	2,534,597
Fortis 144A 3.055% 10/4/26 #		4,800,000	4,641,677
Great Plains Energy 3.90% 4/1/27		1,680,000	1,703,061
4.85% 6/1/21		1,195,000	1,274,451
Indiana Michigan Power 3.20% 3/15/23		1,455,000	1,476,406
IPALCO Enterprises 5.00% 5/1/18		1,365,000	1,394,006
Kansas City Power & Light 3.65% 8/15/25		3,445,000	3,502,432
LG&E & KU Energy 4.375% 10/1/21		3,765,000	4,005,444
Metropolitan Edison 144A 4.00% 4/15/25 #		2,270,000	2,332,977
National Rural Utilities Cooperative Finance 2.70% 2/15/23		2,530,000	2,534,612
4.75% 4/30/43 •		2,830,000	2,898,837
5.25% 4/20/46 •		990,000	1,044,069
New York State Electric & Gas 144A 3.25% 12/1/26 #		2,495,000	2,501,664
Newfoundland & Labrador Hydro 3.60% 12/1/45	CAD	400,000	323,717
NextEra Energy Capital Holdings 3.55% 5/1/27		7,635,000	7,768,315
NV Energy 6.25% 11/15/20		2,380,000	2,679,297
Pampa Energia 144A 7.50% 1/24/27 #		1,705,000	1,782,032
Pennsylvania Electric 5.20% 4/1/20		3,235,000	3,419,599
Perusahaan Listrik Negara 144A 4.125% 5/15/27 #		1,175,000	1,157,646
144A 5.25% 5/15/47 #		955,000	959,175
144A 5.50% 11/22/21 #		1,190,000	1,300,075

Diversified Income Series-14

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Electric (continued)
Public Service Co. of Oklahoma 5.15% 12/1/19	1,705,000	$1,818,488
Rochester Gas & Electric 144A 3.10% 6/1/27 #	365,000	365,074
SCANA 4.125% 2/1/22	2,300,000	2,315,622
Southern 3.25% 7/1/26	3,415,000	3,347,554
4.40% 7/1/46	135,000	138,212
Trans-Allegheny Interstate Line 144A 3.85% 6/1/25 #	1,190,000	1,236,201
Union Electric 2.95% 6/15/27	1,330,000	1,318,130
Wisconsin Electric Power 4.30% 12/15/45	1,280,000	1,350,295

		135,254,255

Energy – 4.77%
Alta Mesa Holdings 144A 7.875% 12/15/24 #	190,000	192,375
AmeriGas Partners 5.875% 8/20/26	1,970,000	2,029,100
Anadarko Petroleum 5.55% 3/15/26	2,020,000	2,261,418
6.60% 3/15/46	5,045,000	6,251,698
Antero Resources 5.625% 6/1/23	230,000	234,025
BP Capital Markets 3.216% 11/28/23	3,375,000	3,429,942
3.224% 4/14/24	2,840,000	2,869,868
Cheniere Corpus Christi Holdings 5.875% 3/31/25	710,000	759,700
Crestwood Midstream Partners 144A 5.75% 4/1/25 #	1,050,000	1,050,000
Diamondback Energy 144A 4.75% 11/1/24 #	2,295,000	2,295,000
Ecopetrol 5.875% 9/18/23	805,000	882,280
7.375% 9/18/43	690,000	743,958
Energy Transfer 6.125% 12/15/45	3,845,000	4,218,042
9.70% 3/15/19	2,189,000	2,452,599
Energy Transfer Equity 5.50% 6/1/27	120,000	124,800
7.50% 10/15/20	1,105,000	1,240,363
Enterprise Products Operating 7.034% 1/15/68 •	465,000	478,485
Gazprom OAO Via Gaz Capital 144A 4.95% 3/23/27 #	2,440,000	2,457,690
Genesis Energy 5.625% 6/15/24	745,000	709,613
5.75% 2/15/21	60,000	60,150
6.00% 5/15/23	80,000	78,800
6.75% 8/1/22	855,000	861,413
Gulfport Energy 144A 6.00% 10/15/24 #	1,255,000	1,226,763

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)
Gulfport Energy 6.625% 5/1/23	595,000	$599,463
Hilcorp Energy I 144A 5.00% 12/1/24 #	1,690,000	1,563,250
144A 5.75% 10/1/25 #	90,000	85,275
Holly Energy Partners 144A 6.00% 8/1/24 #	110,000	114,950
KazMunayGas National 144A 3.875% 4/19/22 #	875,000	868,044
144A 4.75% 4/19/27 #	2,150,000	2,113,396
Kunlun Energy 144A 2.875% 5/13/20 #	850,000	856,868
Laredo Petroleum 6.25% 3/15/23	700,000	698,250
MPLX 4.875% 12/1/24	4,195,000	4,479,694
Murphy Oil 6.875% 8/15/24	2,090,000	2,189,275
Murphy Oil USA 6.00% 8/15/23	2,150,000	2,279,000
Nabors Industries 144A 5.50% 1/15/23 #	602,000	572,653
Newfield Exploration 5.375% 1/1/26	140,000	145,600
5.75% 1/30/22	1,140,000	1,205,550
Noble Energy 5.05% 11/15/44	5,620,000	5,800,818
Oasis Petroleum 6.875% 3/15/22	110,000	107,250
Pertamina Persero 144A 4.875% 5/3/22 #	320,000	342,463
144A 5.25% 5/23/21 #	1,640,000	1,779,741
144A 5.625% 5/20/43 #	860,000	891,890
Perusahaan Gas Negara Persero 144A 5.125% 5/16/24 #	1,410,000	1,517,769
Petrobras Global Finance 5.375% 1/27/21	1,220,000	1,243,424
6.75% 1/27/41	1,100,000	1,034,000
7.25% 3/17/44	1,035,000	1,021,545
7.375% 1/17/27	1,250,000	1,325,625
Petroleos Mexicanos 144A 6.50% 3/13/27 #	865,000	930,307
6.75% 9/21/47	939,000	950,625
Plains All American Pipeline 8.75% 5/1/19	3,490,000	3,881,728
QEP Resources 5.25% 5/1/23	1,350,000	1,282,500
Raizen Fuels Finance 144A 5.30% 1/20/27 #	2,025,000	2,057,906
Sabine Pass Liquefaction 5.625% 4/15/23	7,665,000	8,529,612
5.75% 5/15/24	2,220,000	2,475,611
Shell International Finance 4.375% 5/11/45	1,120,000	1,176,682
Southern Gas Corridor 144A 6.875% 3/24/26 #	1,050,000	1,139,460
Southwestern Energy 4.10% 3/15/22	555,000	519,966
6.70% 1/23/25	235,000	230,887

Diversified Income Series-15

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

		Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)
Spectra Energy Capital 3.30% 3/15/23		1,755,000	$1,763,528
Summit Midstream Holdings 5.75% 4/15/25		130,000	131,300
Targa Resources Partners 144A 5.375% 2/1/27 #		1,715,000	1,783,600
Tengizchevroil Finance Co. International 144A 4.00% 8/15/26 #		1,840,000	1,778,268
Tesoro 144A 4.75% 12/15/23 #		2,950,000	3,191,605
Tesoro Logistics 5.25% 1/15/25		900,000	948,375
Transcanada Trust 5.30% 3/15/77 •		1,150,000	1,184,356
5.875% 8/15/76 •		1,475,000	1,604,357
Transocean 144A 9.00% 7/15/23 #		170,000	177,225
Transocean Proteus 144A 6.25% 12/1/24 #		750,500	769,263
WildHorse Resource Development 144A 6.875% 2/1/25 #		200,000	188,500
Woodside Finance 144A 3.65% 3/5/25 #		1,105,000	1,102,913
144A 3.70% 9/15/26 #		455,000	448,943
144A 8.75% 3/1/19 #		3,220,000	3,557,404
YPF 144A 24.167% 7/7/20 #•		3,175,000	3,468,687

			115,017,483

Finance Companies – 1.37%
AerCap Global Aviation Trust 144A 6.50% 6/15/45 #•		3,920,000	4,184,600
AerCap Ireland Capital 3.95% 2/1/22		4,010,000	4,178,981
Air Lease 3.00% 9/15/23		2,330,000	2,319,520
3.625% 4/1/27		2,175,000	2,179,876
Aviation Capital Group 144A 2.875% 1/20/22 #		3,865,000	3,855,001
144A 4.875% 10/1/25 #		2,480,000	2,705,551
Banco Nacional de Desenvolvimento Economico e Social 144A 4.75% 5/9/24 #		1,590,000	1,558,200
Equate Petrochemical 144A 3.00% 3/3/22 #		1,370,000	1,352,738
General Electric 4.25% 1/17/18	NZD	420,000	310,613
International Lease Finance 8.625% 1/15/22		3,390,000	4,177,975
Park Aerospace Holdings 144A 5.50% 2/15/24 #		1,880,000	1,968,360
SMBC Aviation Capital Finance 144A 2.65% 7/15/21 #		1,835,000	1,803,269
SURA Asset Management 144A 4.375% 4/11/27 #		875,000	885,937
Temasek Financial I 144A 2.375% 1/23/23 #		1,615,000	1,600,074

			33,080,695

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Healthcare – 0.58%
Change Healthcare Holdings 144A 5.75% 3/1/25 #	200,000	$204,750
DaVita 5.00% 5/1/25	1,986,000	1,995,930
5.125% 7/15/24	80,000	81,350
HCA 5.375% 2/1/25	1,920,000	2,030,016
7.58% 9/15/25	80,000	92,200
HealthSouth 5.125% 3/15/23	595,000	615,825
5.75% 11/1/24	1,960,000	2,019,780
5.75% 9/15/25	610,000	645,075
Hill-Rom Holdings 144A 5.00% 2/15/25 #	595,000	609,875
144A 5.75% 9/1/23 #	765,000	808,987
Mallinckrodt International Finance 144A 5.50% 4/15/25 #	1,352,000	1,189,760
144A 5.625% 10/15/23 #	80,000	73,400
MPH Acquisition Holdings 144A 7.125% 6/1/24 #	260,000	277,875
Quintiles IMS 144A 5.00% 10/15/26 #	1,445,000	1,493,769
Tenet Healthcare 8.00% 8/1/20	405,000	410,569
THC Escrow 144A 5.125% 5/1/25 #	895,000	900,594
Universal Health Services 144A 5.00% 6/1/26 #	485,000	505,613

		13,955,368

Insurance – 2.06%
Allstate 3.28% 12/15/26	4,315,000	4,388,536
Berkshire Hathaway 2.75% 3/15/23	1,365,000	1,383,968
Berkshire Hathaway Energy 3.75% 11/15/23	3,405,000	3,586,109
Berkshire Hathaway Finance 2.90% 10/15/20	2,260,000	2,333,339
Brighthouse Financial 144A 3.70% 6/22/27 #	2,245,000	2,215,117
HUB International 144A 7.875% 10/1/21 #	300,000	313,500
Manulife Financial 4.061% 2/24/32 •	2,845,000	2,876,360
MetLife 3.60% 4/10/24	2,525,000	2,655,818
6.40% 12/15/36	110,000	127,325
6.817% 8/15/18	225,000	237,610
144A 9.25% 4/8/38 #	2,655,000	3,962,587
NUVEEN FINANCE 144A 2.95% 11/1/19 #	1,885,000	1,913,098
144A 4.125% 11/1/24 #	8,145,000	8,440,786
Principal Life Global Funding II 144A 3.00% 4/18/26 #	1,700,000	1,677,608
Progressive 4.125% 4/15/47	5,845,000	6,096,358
Prudential Financial 4.50% 11/15/20	795,000	853,484

Diversified Income Series-16

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Insurance (continued)
Prudential Financial 5.375% 5/15/45 •	1,730,000	$1,877,050
USIS Merger Sub 144A 6.875% 5/1/25 #	455,000	464,100
Willis North America 3.60% 5/15/24	930,000	940,520
XLIT 3.616% 12/29/49 •	1,325,000	1,238,875
5.50% 3/31/45	2,045,000	2,193,222

		49,775,370

Media – 1.20%
CCO Holdings 144A 5.125% 5/1/27 #	720,000	738,000
144A 5.50% 5/1/26 #	1,045,000	1,111,619
144A 5.75% 2/15/26 #	200,000	214,500
144A 5.875% 5/1/27 #	150,000	160,687
CSC Holdings 144A 5.50% 4/15/27 #	1,780,000	1,886,800
144A 10.875% 10/15/25 #	240,000	289,500
DISH DBS 7.75% 7/1/26	710,000	843,125
Gray Television 144A 5.875% 7/15/26 #	2,290,000	2,341,525
Lamar Media 5.75% 2/1/26	1,264,000	1,366,700
Midcontinent Communications 144A 6.875% 8/15/23 #	820,000	887,650
Nexstar Broadcasting 144A 5.625% 8/1/24 #	1,620,000	1,644,300
Nielsen Co. Luxembourg 144A 5.00% 2/1/25 #	1,885,000	1,936,837
SFR Group 144A 6.25% 5/15/24 #	2,080,000	2,204,800
Sinclair Television Group 144A 5.125% 2/15/27 #	1,400,000	1,361,500
Sirius XM Radio 144A 5.375% 4/15/25 # .	2,706,000	2,804,093
Tribune Media 5.875% 7/15/22	857,000	901,993
Unitymedia 144A 6.125% 1/15/25 #	790,000	851,225
UPCB Finance IV 144A 5.375% 1/15/25 #	1,198,000	1,259,397
Virgin Media Secured Finance 144A 5.25% 1/15/26 #	2,095,000	2,188,353
VTR Finance 144A 6.875% 1/15/24 #	3,825,000	4,064,063

		29,056,667

Real Estate Investment Trusts – 1.03%
Corporate Office Properties 3.60% 5/15/23	1,750,000	1,741,206
5.25% 2/15/24	1,755,000	1,881,534
CubeSmart 3.125% 9/1/26	2,200,000	2,094,818
DDR 7.875% 9/1/20	1,015,000	1,163,373
Education Realty Operating Partnership 4.60% 12/1/24	2,190,000	2,229,906
ESH Hospitality 144A 5.25% 5/1/25 #	2,135,000	2,217,731
Hospitality Properties Trust 4.50% 3/15/25	2,025,000	2,081,706
Host Hotels & Resorts 3.75% 10/15/23	710,000	724,851

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Real Estate Investment Trusts (continued)
Host Hotels & Resorts 3.875% 4/1/24	890,000	$906,400
4.50% 2/1/26	1,680,000	1,764,931
LifeStorage 3.50% 7/1/26	1,620,000	1,553,486
Physicians Realty 4.30% 3/15/27	1,045,000	1,061,188
Regency Centers 3.60% 2/1/27	2,225,000	2,214,333
Trust F/1401 144A 5.25% 1/30/26 #	1,470,000	1,528,065
WP Carey 4.60% 4/1/24	1,680,000	1,752,116

		24,915,644

Services – 0.58%
Advanced Disposal Services 144A 5.625% 11/15/24 #	200,000	206,500
Aramark Services 4.75% 6/1/26	2,250,000	2,340,000
Avis Budget Car Rental 144A 6.375% 4/1/24 #	830,000	832,075
GEO Group 5.125% 4/1/23	390,000	393,900
5.875% 10/15/24	100,000	103,750
6.00% 4/15/26	130,000	135,525
Herc Rentals 144A 7.50% 6/1/22 #	57,000	60,420
144A 7.75% 6/1/24 #	902,000	956,120
Iron Mountain US Holdings 144A 5.375% 6/1/26 #	1,545,000	1,629,975
KAR Auction Services 144A 5.125% 6/1/25 #	515,000	525,944
Prime Security Services Borrower 144A 9.25% 5/15/23 #	1,880,000	2,047,621
ServiceMaster 144A 5.125% 11/15/24 #	1,900,000	1,971,250
United Rentals North America 5.50% 5/15/27	2,585,000	2,669,013

		13,872,093

Technology – 1.38%
Apple 3.20% 5/11/27	4,695,000	4,745,391
CDK Global 5.00% 10/15/24	2,050,000	2,188,375
CDW Finance 5.00% 9/1/25	2,050,000	2,137,125
Cisco Systems 1.85% 9/20/21	2,270,000	2,243,144
CommScope Technologies 144A 5.00% 3/15/27 #	1,860,000	1,860,000
144A 6.00% 6/15/25 #	110,000	117,975
Dell International 144A 6.02% 6/15/26 #	1,610,000	1,776,624
Entegris 144A 6.00% 4/1/22 #	160,000	167,600
First Data 144A 5.75% 1/15/24 #	1,195,000	1,245,787
144A 7.00% 12/1/23 #	1,195,000	1,278,650
Genesys Telecommunications Laboratories 144A 10.00% 11/30/24 #	50,000	56,313
Infor US 6.50% 5/15/22	170,000	176,800
Microsoft 3.70% 8/8/46	725,000	720,442
4.25% 2/6/47	9,960,000	10,827,367

Diversified Income Series-17

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Technology (continued)
NXP 144A 4.625% 6/1/23 #	1,580,000	$1,708,375
Solera 144A 10.50% 3/1/24 #	120,000	138,450
Symantec 144A 5.00% 4/15/25 #	1,260,000	1,321,816
Western Digital 144A 7.375% 4/1/23 #	555,000	611,194

		33,321,428

Transportation – 0.90%
Air Canada 2015-1 Class A Pass
Through Trust 144A 3.60% 3/15/27 #◆	1,230,997	1,252,539
American Airlines 2014-1 Class A Pass Through Trust 3.70% 10/1/26 ◆	965,059	989,185
American Airlines 2015-1 Class A Pass Through Trust 3.375% 5/1/27 ◆	632,747	637,493
American Airlines 2015-2 Class AA Pass Through Trust 3.60% 9/22/27 ◆	452,515	463,239
American Airlines 2016-1 Class AA Pass Through Trust 3.575% 1/15/28 ◆	726,158	744,675
Penske Truck Leasing 144A 3.30% 4/1/21 #	1,815,000	1,866,021
144A 3.40% 11/15/26 #	775,000	763,163
144A 4.20% 4/1/27 #	6,190,000	6,407,758
Transnet SOC 144A 4.00% 7/26/22 #	1,358,000	1,325,100
United Airlines 2014-1 Class A Pass Through Trust 4.00% 4/11/26 ◆	750,139	784,814
United Airlines 2014-2 Class A Pass Through Trust 3.75% 9/3/26 ◆	1,302,146	1,350,977
United Airlines 2016-1 Class AA Pass Through Trust 3.10% 7/7/28 ◆	1,110,000	1,110,000
United Parcel Service 5.125% 4/1/19	2,180,000	2,305,221
XPO Logistics 144A 6.125% 9/1/23 #	1,728,000	1,805,760

		21,805,945

Utilities – 0.29%
AES 5.50% 4/15/25	2,197,000	2,309,596
6.00% 5/15/26	10,000	10,750
AES Andres 144A 7.95% 5/11/26 #	1,200,000	1,306,176
Calpine 144A 5.25% 6/1/26 #	1,135,000	1,117,975
5.50% 2/1/24	1,148,000	1,092,035
5.75% 1/15/25	260,000	245,050
Dynegy 6.75% 11/1/19	725,000	751,281
144A 8.00% 1/15/25 #	180,000	175,500

		7,008,363

Total Corporate Bonds (cost $1,153,635,414)		1,180,250,638

Loan Agreements – 7.20% «
Accudyne Industries Borrower 1st Lien 4.226% 12/13/19	2,170,058	2,156,495

	Principal amount°	Value (US $)

Loan Agreements « (continued)
Air Medical Group Holdings Tranche B 1st Lien 4.474% 4/28/22	4,351,725	$4,279,377
5.00% 4/28/22	425,000	423,884
Albertsons Tranche B 1st Lien 3.75% 8/25/21	2,916,195	2,924,404
3.976% 8/25/21	175,000	173,906
Alpha 3 Tranche B1 1st Lien 4.296% 1/31/24	495,000	497,104
Amaya Holdings 2nd Lien 8.00% 8/1/22 .	425,000	428,121
Amaya Holdings Tranche B 1st Lien 4.796% 8/1/21	2,990,531	2,999,670
American Airlines Tranche B 1st Lien 3.659% 12/14/23	1,048,969	1,052,101
American Tire Distributors 1st Lien 5.25% 9/1/21	415,000	416,186
Applied Systems 2nd Lien 7.796% 1/23/22	4,257,133	4,303,250
ASP AMC Merger Sub 1st Lien 4.796% 4/13/24	562,956	558,030
ATI Holdings Acquisition 1st Lien 5.65% 5/10/23	1,624,952	1,641,202
Avolon TLB Borrower 1 US Tranche B2 1st Lien 3.962% 3/20/22	1,250,000	1,262,507
BJ’s Wholesale Club 1st Lien 4.968% 2/3/24	964,000	936,787
BJ’s Wholesale Club 2nd Lien 8.71% 1/27/25	1,557,000	1,521,482
Blue Ribbon 1st Lien 5.227% 11/13/21	2,233,571	2,190,296
Builders FirstSource 1st Lien 4.069% 2/29/24	3,380,922	3,379,512
BWAY Tranche B 1st Lien 4.326% 4/3/24	1,855,000	1,855,662
Caesars Entertainment Tranche B 1st Lien 2.50% 4/4/24	825,000	823,453
Calpine Construction Finance 1st Lien 3.48% 5/3/20	441,550	441,481
Calpine Tranche B 1st Lien 4.05% 1/15/23	433,400	433,355
Centurylink Tranche B 1st Lien 1.375% 1/31/25	1,886,000	1,867,813
CH Hold 2nd Lien 8.476% 2/1/25	965,000	992,141
Change Healthcare Holdings Tranche B 1st Lien 3.795% 3/1/24	2,997,488	3,001,702
Chesapeake Energy 1st Lien 8.686% 8/23/21	1,215,000	1,299,671
CityCenter Holdings Tranche B 1st Lien 3.716% 4/18/24	1,060,000	1,063,028
Colorado Buyer 2nd Lien 8.42% 5/1/25	620,000	629,300
Constellis Holdings 1st Lien 6.296% 4/21/24	1,090,000	1,080,008

Diversified Income Series-18

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

	Principal amount°	Value (US $)

Loan Agreements « (continued)
Constellis Holdings 2nd Lien 10.296% 4/21/25	610,000	$602,756
CSC Holdings Tranche B 1st Lien 3.459% 7/17/25	810,000	808,735
DaVita Tranche B 1st Lien 3.976% 6/24/21	1,847,488	1,860,521
Dynegy Tranche C 1st Lien 4.476% 2/7/24	3,152,100	3,148,920
Energy Future Intermediate Holding 1st Lien 4.00% 6/28/18	1,945,000	1,953,105
Energy Transfer Equity 1st Lien 3.826% 2/2/24	970,000	966,449
ESH Hospitality Tranche B 1st Lien 3.726% 8/30/23	550,844	553,550
ExamWorks Group Tranche B1 1st Lien 4.476% 7/27/23	2,262,929	2,279,430
First Data 1st Lien 3.466% 7/10/22	1,036,554	1,036,266
3.716% 4/26/24	2,277,547	2,279,539
First Eagle Holdings Tranche B 1st Lien 4.796% 12/1/22	2,718,676	2,747,562
Flex Acquisition 1st Lien 4.398% 12/29/23	1,035,000	1,040,434
Flying Fortress Holdings Tranche B 1st Lien 3.546% 10/30/22	1,472,500	1,481,089
Forterra Finance Tranche B 1st Lien 4.226% 10/25/23	2,098,988	1,986,692
Frontier Communications Tranche B 1st Lien 4.91% 6/1/24	2,540,000	2,505,075
Gardner Denver 1st Lien 4.546% 7/30/20	1,531,826	1,537,187
Gates Global Tranche B 1st Lien 4.546% 3/31/24	1,564,499	1,568,085
Genesys Telecommunications Laboratories Tranche B 1st Lien 5.158% 12/1/23	1,714,436	1,721,722
Genoa a QoL Healthcare 1st Lien 4.976% 10/28/23	1,811,313	1,821,501
HCA Tranche B9 1st Lien 3.226% 3/18/23	402,938	404,476
Hoya Midco Tranche B 1st Lien 5.00% 6/27/24	1,255,000	1,258,137
HUB International Tranche B 1st Lien 4.422% 10/2/20	1,049,576	1,054,666
Hyperion Insurance Group Tranche B 1st Lien 5.50% 4/29/22	2,302,852	2,321,562
Ineos US Finance Tranche B 1st Lien 3.976% 3/31/22	1,824,060	1,831,755
3.976% 3/31/24	103,116	103,696

	Principal amount°	Value (US $)

Loan Agreements « (continued)
inVentiv Group Holdings Tranche B 1st Lien 2.25% 6/26/24	905,000	$907,828
4.952% 11/30/23	4,581,975	4,603,249
JBS USA Tranche B 1st Lien 5.75% 10/30/22	3,366,563	3,286,081
JC Penney Tranche B 1st Lien 5.45% 6/23/23	1,064,369	1,053,459
KIK Custom Products Tranche B 1st Lien 5.793% 8/26/22	1,382,933	1,393,996
Kingpin Intermediate Holdings Tranche B 1st Lien 5.25% 6/29/24	1,255,000	1,262,844
Kingpin Intermediate Holdings Tranche B 2nd Lien 9.75% 6/29/25	1,045,000	1,042,387
Kloeckner Pentaplast of America Tranche B 1st Lien 5.25% 6/29/22	1,535,000	1,522,528
Kraton Polymers Tranche B 1st Lien 5.226% 1/6/22	1,695,047	1,713,931
Kronos 2nd Lien 9.42% 11/1/24	1,220,000	1,266,766
Kronos Tranche B 1st Lien 4.68% 11/1/23	885,550	892,695
Landry’s 1st Lien 3.968% 10/4/23	886,105	884,536
Level 3 Financing Tranche B 1st Lien 3.466% 2/22/24	935,000	938,312
MGM Growth Properties Operating Partnership Tranche B 1st Lien 3.476% 5/1/23	1,205,698	1,209,013
Mohegan Gaming & Entertainment Tranche B 1st Lien 5.226% 10/13/23	2,773,106	2,801,530
MPH Acquisition Holdings Tranche B 1st Lien 4.296% 6/7/23	1,713,883	1,715,811
ON Semiconductor 3.476% 3/31/23	711,843	713,845
Panda Hummel Tranche B1 1st Lien 7.226% 10/27/22	540,000	515,700
Panda Stonewall Tranche B 1st Lien 6.796% 11/13/21	1,001,000	925,925
Penn National Gaming Tranche B 1st Lien 3.726% 1/19/24	927,675	933,224
PetSmart 4.22% 3/10/22	980,000	912,549
PQ Tranche 1st Lien 5.476% 11/4/22	2,919,361	2,951,705
Radiate Holdco 1st Lien 4.226% 2/1/24 .	3,900,225	3,855,131
Republic of Angola 7.57% 12/16/23	3,562,813	3,206,532
Revlon Consumer Products Tranche B 1st Lien 4.726% 9/7/23	2,495,750	2,333,007
Rite Aid 2nd Lien 5.98% 8/21/20	285,000	286,959
Russell Investments US Institutional Holdco Tranche B 1st Lien 6.795% 6/1/23	4,063,890	4,112,149
SAM Finance Tranche B 1st Lien 4.50% 12/17/20	1,846,565	1,859,919

Diversified Income Series-19

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

	Principal amount°	Value (US $)

Loan Agreements « (continued)
Scientific Games International Tranche B3 1st Lien 5.076% 10/1/21	3,036,194	$3,069,808
SFR Group Tranche B 1st Lien 3.944% 6/22/25	2,800,000	2,781,251
SFR Group Tranche B10 1st Lien 4.422% 1/31/25	1,681,550	1,680,048
Sinclair Television Group Tranche B2 1st Lien 3.48% 1/3/24	1,232,377	1,235,325
Sprint Communications Tranche B 1st Lien 3.75% 2/2/24	3,077,288	3,080,583
StandardAero Aviation Holdings 1st Lien 4.75% 7/7/22	1,117,853	1,125,399
Summit Materials Tranche B1 1st Lien 3.795% 7/17/22	1,341,729	1,354,517
Summit Midstream Partners Holdings Tranche B 1st Lien 7.226% 5/21/22	1,235,000	1,251,981
Surgery Center Holdings 1st Lien 4.25% 6/20/24	280,000	281,050
Team Health Holdings Tranche B 1st Lien 3.976% 2/6/24	1,695,750	1,688,755
Telenet Financing USD Tranche A1 1st Lien 3.909% 6/30/25	1,050,000	1,051,641
TKC Holdings 1st Lien 5.31% 2/1/23	1,256,850	1,256,064
TransDigm Tranche F 1st Lien 4.226% 6/9/23	3,019,923	3,020,394
Tribune Media Tranche B 1st Lien 4.226% 12/27/20	939,359	947,138
Uniti Group 1st Lien 6.25% 10/24/22	3,826,806	3,830,779
Univision Communications Tranche C 1st Lien 3.976% 3/15/24	1,429,008	1,405,341
USI Tranche B 1st Lien 4.18% 4/6/24	3,155,000	3,139,619
USIC Holdings 4.923% 12/9/23	1,716,375	1,722,811
VC GB Holdings 2nd Lien 9.226% 2/28/25	675,000	668,250
Virgin Media Bristol Tranche I 1st Lien 3.909% 1/31/25	735,000	736,302
Western Digital 1st Lien 3.976% 4/29/23	578,095	582,476
WideOpenWest Finance Tranche B 1st Lien 4.702% 8/19/23	1,620,030	1,622,967
Windstream Services Tranche B6 1st Lien 5.21% 3/30/21	2,313,860	2,309,522
Zayo Group Tranche B2 1st Lien 3.716% 1/19/24	346,757	348,274
Zekelman Industries Tranche B 1st Lien 4.75% 6/14/21	1,093,978	1,104,006

Total Loan Agreements (cost $173,202,657)		173,900,750

	Principal amount°	Value (US $)
Municipal Bonds – 0.53%
Bay Area, California Toll Authority (Taxable Build America Bonds) 6.907% 10/1/50	2,115,000	$3,205,008
Buckeye, Ohio Tobacco Settlement Financing Authority (Asset-Backed Senior Turbo) Series A-2 5.875% 6/1/47	805,000	789,399
Commonwealth of Massachusetts Series C 5.00% 10/1/25	480,000	592,733
New Jersey Turnpike Authority (Taxable Build America Bonds) Series A 7.102% 1/1/41	1,160,000	1,694,992
Series F 7.414% 1/1/40	555,000	835,558
Oregon State Taxable Pension (Taxable Build America Bonds) 5.892% 6/1/27	5,000	6,061
South Carolina Public Service Authority Series D 4.77% 12/1/45	680,000	675,288
State of California Various Purposes (Taxable Build America Bonds) 7.55% 4/1/39	1,685,000	2,577,865
Texas Water Development Board Series A 5.00% 10/15/45	580,000	670,561
(Water Implementation Revenue) 5.00% 10/15/46	1,590,000	1,857,374

Total Municipal Bonds (cost $13,180,965)		12,904,839

Non-Agency Asset-Backed Securities – 1.98%
AEP Texas Central Transition Funding II Series 2006-A A4 5.17% 1/1/18	408,659	412,428
Ally Master Owner Trust Series 2012-5 A 1.54% 9/15/19	1,915,000	1,915,379
American Express Credit Account Master Trust Series 2013-2 A 1.579% 5/17/21 •	960,000	963,912
Avis Budget Rental Car Funding AESOP Series 2013-1A A 144A 1.92% 9/20/19 #	1,850,000	1,849,140
Series 2014-1A A 144A 2.46% 7/20/20 #	2,775,000	2,782,362
Bank of America Credit Card Trust Series 2014-A3 A 1.449% 1/15/20 •	1,745,000	1,745,580
Capital One Multi-Asset Execution Trust Series 2016-A1 A1 1.609% 2/15/22 •	1,000,000	1,005,883
Citibank Credit Card Issuance Trust Series 2017-A6 A6 1.826% 5/14/29 •	1,465,000	1,474,386
CNH Equipment Trust Series 2016-B A2B 1.559% 10/15/19 •	220,415	220,700

Diversified Income Series-20

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)
Discover Card Execution Note Trust Series 2017-A5 A5 1.816% 12/15/26 •	2,570,000	$2,583,660
Ford Credit Auto Owner Trust Series 2017-1 A 144A 2.62% 8/15/28 #	3,530,000	3,571,981
Ford Credit Floorplan Master Owner Trust A Series 2017-1 A2 1.579% 5/15/22 •	630,000	630,563
Golden Credit Card Trust Series 2014-2A A 144A 1.609% 3/15/21 #•	1,195,000	1,198,161
HOA Funding Series 2014-1A A2 144A 4.846% 8/20/44 #	2,882,250	2,725,974
Hyundai Auto Lease Securitization Trust Series 2016-C A3 144A 1.49% 2/18/20 #	555,000	553,838
Mercedes-Benz Auto Lease Trust Series 2016-A A2B 1.719% 7/16/18 •	444,703	444,997
Mercedes-Benz Master Owner Trust Series 2016-AA A 144A 1.739% 5/15/20 #•	1,665,000	1,671,153
Morgan Stanley ABS Capital I Trust Series 2005-HE5 M1 1.846% 9/25/35 •	373,134	373,030
Navistar Financial Dealer Note Master Owner Trust II Series 2016-1 A 144A 2.566% 9/27/21 #•	1,125,000	1,131,004
New Century Home Equity Loan Trust Series 2005-2 M1 1.861% 6/25/35 •	7,615	7,613
Nissan Auto Lease Trust Series 2016-B A3 1.50% 7/15/19	2,080,000	2,075,426
PFS Financing Series 2015-AA A 144A 1.779% 4/15/20 #•	750,000	749,848
Synchrony Credit Card Master Note Trust Series 2012-6 A 1.36% 8/17/20	865,000	864,919
Series 2015-2 A 1.60% 4/15/21	1,730,000	1,730,315
Towd Point Mortgage Trust Series 2015-5 A1B 144A 2.75% 5/25/55 #•	1,274,975	1,284,793
Series 2015-6 A1B 144A 2.75% 4/25/55 #•	1,340,928	1,351,257
Series 2016-1 A1B 144A 2.75% 2/25/55 #•	858,368	864,764

	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)
Towd Point Mortgage Trust Series 2016-2 A1 144A 3.00% 8/25/55 #•	819,583	$831,013
Series 2016-3 A1 144A 2.25% 4/25/56 #•	1,141,363	1,137,904
Series 2017-1 A1 144A 2.75% 10/25/56 #•	941,788	948,988
Series 2017-2 A1 144A 2.75% 4/25/57 #•	541,198	546,343
Verizon Owner Trust Series 2016-2A A 144A 1.68% 5/20/21 #	1,490,000	1,485,970
Series 2017-1A A 144A 2.06% 9/20/21 #	1,620,000	1,625,882
Volkswagen Credit Auto Master Trust Series 2014-1A A2 144A 1.40% 7/22/19 #	5,050,000	5,049,540

Total Non-Agency Asset-Backed Securities (cost $47,807,746)		47,808,706

Non-Agency Collateralized Mortgage Obligations – 0.96%
American Home Mortgage Investment Trust Series 2005-2 5A1 5.064% 9/25/35 f	44,471	43,898
Amherst Pierpoint Series AM-1240 IO 4.00% 12/31/49 S	5,005,000	1,083,895
Banc of America Alternative Loan Trust Series 2005-1 2A1 5.50% 2/25/20	61,653	59,771
Bank of America Alternative Loan Trust Series 2005-6 7A1 5.50% 7/25/20	48,884	46,944
Citicorp Mortgage Securities Trust Series 2006-3 1A9 5.75% 6/25/36	89,241	88,190
Citicorp Residential Mortgage Trust Series 2006-3 A5 5.534% 11/25/36 f	1,800,000	1,894,396
JPMorgan Mortgage Trust Series 2014-2 B1 144A 3.424% 6/25/29 #•	795,761	797,810
Series 2014-2 B2 144A 3.424% 6/25/29 #•	297,445	292,213
Series 2014-IVR6 2A4 144A 2.50% 7/25/44 #•	1,050,000	1,045,210
Series 2015-4 B1 144A 3.628% 6/25/45 #•	1,100,642	1,084,850
Series 2015-4 B2 144A 3.628% 6/25/45 #•	789,591	769,224
Series 2016-4 B1 144A 3.904% 10/25/46 #•	537,024	541,191

Diversified Income Series-21

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
JPMorgan Mortgage Trust Series 2016-4 B2 144A 3.904% 10/25/46 #•	921,316	$937,483
Series 2017-1 B2 144A 3.572% 1/25/47 #•	1,727,893	1,717,623
Series 2017-2 A3 144A 3.50% 5/25/47 #•	911,227	924,182
JPMorgan Trust Series 2015-1 B1 144A 2.617% 12/25/44 #•	1,427,490	1,417,823
Series 2015-1 B2 144A 2.617% 12/25/44 #•	1,320,551	1,304,192
Series 2015-5 B2 144A 2.867% 5/25/45 #•	1,095,632	1,071,400
Series 2015-6 B1 144A 3.623% 10/25/45 #•	764,716	758,528
Series 2015-6 B2 144A 3.623% 10/25/45 #•	740,819	726,954
New Residential Mortgage Loan Trust Series 2016-4A A1 144A 3.75% 11/25/56 #•	529,961	545,943
Series 2017-1A A1 144A 4.00% 2/25/57 #•	1,234,291	1,283,112
Series 2017-2A A3 144A 4.00% 3/25/57 #•	1,230,193	1,280,795
Sequoia Mortgage Trust Series 2014-2 A4 144A 3.50% 7/25/44 #•	865,109	878,593
Series 2015-1 B2 144A 3.877% 1/25/45 #•	849,752	855,840
Series 2017-4 A1 144A 3.50% 7/25/47 #•	990,000	1,005,929
Washington Mutual Mortgage Pass Through Certificates Series 2005-1 5A2 6.00% 3/25/35 ◆	52,615	16,873
Wells Fargo Mortgage-Backed Securities Trust Series 2006-2 3A1 5.75% 3/25/36	217,553	217,897
Series 2006-3 A11 5.50% 3/25/36	268,075	273,398
Series 2006-AR5 2A1 3.33% 4/25/36 •	240,479	226,874

Total Non-Agency Collateralized Mortgage Obligations (cost $22,681,741)		23,191,031

	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities – 6.18%
Banc of America Commercial Mortgage Trust Series 2007-4 AM 6.158% 2/10/51 •	436,323	$436,466
Series 2017-BNK3 C 4.352% 2/15/50 •	805,000	821,596
BANK Series 2017-BNK5 A5 3.39% 6/15/60	2,170,000	2,206,025
Series 2017-BNK5 B 3.896% 6/15/60	1,500,000	1,528,359
Bear Stearns Commercial Mortgage Securities Trust Series 2007-PW18 A4 5.70% 6/11/50	837,450	841,495
CD Mortgage Trust Series 2016-CD2 A3 3.248% 11/10/49	5,000,000	5,065,947
Series 2016-CD2 A4 3.526% 11/10/49 •	1,365,000	1,409,344
CFCRE Commercial Mortgage Trust Series 2011-C2 C 144A 5.945% 12/15/47 #•	880,000	971,011
Series 2016-C7 A3 3.839% 12/10/54	4,850,000	5,070,247
Series 2017-C8 A4 3.572% 6/15/50	1,810,000	1,848,154
Citigroup Commercial Mortgage Trust Series 2007-C6 AM 5.866% 12/10/49 •	1,230,000	1,230,822
Series 2014-GC25 A4 3.635% 10/10/47	2,275,000	2,365,443
Series 2015-GC27 A5 3.137% 2/10/48	5,210,000	5,232,828
Series 2016-P3 A4 3.329% 4/15/49	3,035,000	3,091,337
COMM Mortgage Trust Series 2013-CR6 AM 144A 3.147% 3/10/46 #	1,765,000	1,778,978
Series 2013-WWP A2 144A 3.424% 3/10/31 #	2,540,000	2,629,636
Series 2014-CR19 A5 3.796% 8/10/47	9,707,000	10,190,728
Series 2014-CR20 AM 3.938% 11/10/47	7,775,000	8,104,634
Series 2015-3BP A 144A 3.178% 2/10/35 #	3,960,000	3,996,385
Series 2015-CR23 A4 3.497% 5/10/48	1,910,000	1,964,662
DB-JPM Series 2016-C1 A4 3.276% 5/10/49	4,915,000	4,988,906
DBUBS Mortgage Trust Series 2016-C3 A5 2.89% 9/10/49	1,985,000	1,950,932
DB-UBS Mortgage Trust Series 2011-LC1A C 144A 5.871% 11/10/46 #•	2,320,000	2,533,952

Diversified Income Series-22

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)
GRACE Mortgage Trust Series 2014-GRCE A 144A 3.369% 6/10/28 #	5,605,000	$5,821,057
Series 2014-GRCE B 144A 3.52% 6/10/28 #	1,765,000	1,813,654
GS Mortgage Securities Trust Series 2010-C1 C 144A 5.635% 8/10/43 #•	1,010,000	1,070,175
Series 2015-GC32 A4 3.764% 7/10/48	1,240,000	1,301,200
Series 2017-GS5 A4 3.674% 3/10/50	2,980,000	3,109,930
Series 2017-GS5 XA 0.972% 3/10/50 •	20,988,787	1,380,827
Series 2017-GS6 A3 3.433% 5/10/50	1,810,000	1,850,887
Houston Galleria Mall Trust Series 2015-HGLR A1A2 144A 3.087% 3/5/37 #	2,235,000	2,228,524
JPMBB Commercial Mortgage Securities Trust Series 2015-C31 A3 3.801% 8/15/48	1,610,000	1,687,268
Series 2015-C32 A5 3.598% 11/15/48	3,185,000	3,291,933
JPM-BB Commercial Mortgage Securities Trust Series 2015-C33 A4 3.77% 12/15/48	4,160,000	4,354,688
JPM-DB Commercial Mortgage Securities Trust Series 2016-C2 A4 3.144% 6/15/49	3,385,000	3,397,205
JPMorgan Chase Commercial Mortgage Securities Trust Series 2005-CB11 E 5.702% 8/12/37 •	600,000	622,800
Series 2011-C5 C 144A 5.588% 8/15/46 #•	1,100,000	1,186,494
Series 2013-LC11 B 3.499% 4/15/46	1,565,000	1,569,530
Series 2015-JP1 A5 3.914% 1/15/49	1,590,000	1,688,500
Series 2016-JP2 A4 2.822% 8/15/49	5,565,000	5,439,217
Series 2016-JP2 AS 3.056% 8/15/49	2,965,000	2,892,052
Series 2016-JP3 B 3.397% 8/15/49 •	700,000	685,758
Series 2016-WIKI A 144A 2.798% 10/5/31 #	1,610,000	1,633,270
Series 2016-WIKI B 144A 3.201% 10/5/31 #	1,490,000	1,517,717
LB-UBS Commercial Mortgage Trust Series 2006-C6 AJ 5.452% 9/15/39 •	1,842,495	1,604,088
Morgan Stanley BAML Trust
Series 2014-C17 A5 3.741% 8/15/47	1,640,000	1,717,839
Series 2015-C23 A4 3.719% 7/15/50	5,490,000	5,747,995

		Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)
Morgan Stanley BAML Trust Series 2015-C26 A5 3.531% 10/15/48		1,970,000	$2,033,783
Series 2016-C29 A4 3.325% 5/15/49		1,620,000	1,645,847
Morgan Stanley Capital I Trust Series 2006-HQ10 B 5.448% 11/12/41 •		2,910,000	2,739,351
Series 2006-T21 B 144A 5.32% 10/12/52 #•		800,000	803,131
Wells Fargo Commercial Mortgage Trust Series 2014-LC18 A5 3.405% 12/15/47		570,000	582,297
Series 2015-C30 XA 1.153% 9/15/58 •		15,670,043	953,867
Series 2015-NXS3 A4 3.617% 9/15/57		3,120,000	3,228,948
Series 2016-BNK1 A3 2.652% 8/15/49		2,575,000	2,479,910
Series 2017-C38 A5 3.453% 7/15/50		2,240,000	2,307,021
Series 2017-RB1 XA 1.445% 3/15/50 •		20,606,227	2,022,017
WF-RBS Commercial Mortgage Trust Series 2012-C10 A3 2.875% 12/15/45		2,405,000	2,424,486

Total Non-Agency Commercial Mortgage-Backed Securities (cost $150,647,963)			149,091,153

Regional Bonds – 0.49% Δ
Argentina – 0.24%
Provincia de Buenos Aires 144A 7.875% 6/15/27 #		1,775,000	1,842,095
Provincia de Cordoba 144A 7.125% 8/1/27 #		1,680,000	1,676,884
144A 7.45% 9/1/24 #		2,185,000	2,273,842

			5,792,821

Australia – 0.12%
New South Wales Treasury 4.00% 5/20/26	AUD	1,087,500	912,315
Queensland Treasury 144A 2.75% 8/20/27 #	AUD	1,228,000	908,799
144A 3.25% 7/21/28 #	AUD	1,291,000	992,206

			2,813,320

Canada – 0.13%
Province of Ontario Canada 3.45% 6/2/45	CAD	1,488,000	1,253,819
Province of Quebec Canada 1.65% 3/3/22	CAD	2,281,000	1,743,836

Diversified Income Series-23

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

		Principal amount°	Value (US $)

Regional Bonds Δ (continued)
Canada (continued)
Province of Quebec Canada 6.00% 10/1/29	CAD	224,000	$232,892

			3,230,547

Total Regional Bonds (cost $11,735,863)			11,836,688

Sovereign Bonds – 7.27% Δ
Argentina – 0.64%
Argentine Bonos del Tesoro 15.50% 10/17/26	ARS	31,756,000	2,206,605
16.00% 10/17/23	ARS	28,690,000	1,921,067
22.75% 3/5/18	ARS	105,741,000	6,902,237
Argentine Republic Government International Bond 5.625% 1/26/22		2,185,000	2,242,903
7.125% 7/6/36		600,000	596,100
144A 7.125% 6/28/17 #		1,750,000	1,590,750

			15,459,662

Bahrain – 0.08%
Bahrain Government International Bond 144A 7.00% 10/12/28 #		1,800,000	1,826,485

			1,826,485

Bermuda – 0.07%
Bermuda Government International Bond 144A 3.717% 1/25/27 #		1,600,000	1,614,128

			1,614,128

Bolivia – 0.07%
Bolivian Government International Bond 144A 4.50% 3/20/28 #		1,800,000	1,766,250

			1,766,250

Brazil – 0.35%
Brazil Notas do Tesouro Nacional Series F 10.00% 1/1/25	BRL	25,578,000	7,555,477
Brazilian Government International Bond 6.00% 4/7/26		800,000	865,200

			8,420,677

Canada – 0.02%
Canadian Government Bond 2.75% 12/1/48	CAD	496,000	436,257

			436,257

Chile – 0.12%
Bonos de la Tesoreria de la Republica en pesos 4.50% 3/1/21	CLP	1,795,000,000	2,829,636

			2,829,636

Colombia – 0.10%
Colombia Government International Bond 5.00% 6/15/45		2,411,000	2,437,521

			2,437,521

		Principal amount°	Value (US $)

Sovereign Bonds Δ (continued)
Costa Rica – 0.04%
Costa Rica Government International Bond 144A 4.25% 1/26/23 #		1,030,000	$1,008,113

			1,008,113

Croatia – 0.07%
Croatia Government International Bond 144A 5.50% 4/4/23 #		1,545,000	1,692,246

			1,692,246

Ecuador – 0.14%
Ecuador Government International Bond 144A 8.75% 6/2/23 #		1,800,000	1,777,500
144A 9.65% 12/13/26 #		1,700,000	1,706,290

			3,483,790

Egypt – 0.18%
Egypt Government International Bond 144A 6.125% 1/31/22 #		1,400,000	1,432,494
144A 8.50% 1/31/47 #		2,600,000	2,809,404

			4,241,898

Hungary – 0.17%
Hungary Government Bond 3.00% 6/26/24	HUF	398,100,000	1,528,967
Hungary Government International Bond 5.75% 11/22/23		2,360,000	2,702,795

			4,231,762

India – 0.12%
Export-Import Bank of India 144A 3.375% 8/5/26 #		3,000,000	2,942,604

			2,942,604

Indonesia – 0.41%
Indonesia Government International Bond 144A 5.125% 1/15/45 #		600,000	643,837
Indonesia Treasury Bond 7.50% 8/15/32	IDR	36,197,000,000	2,755,345
8.375% 9/15/26	IDR	35,310,000,000	2,928,922
9.00% 3/15/29	IDR	41,655,000,000	3,565,627

			9,893,731

Ivory Coast – 0.14%
Ivory Coast Government International Bond 144A 6.125% 6/15/33 #		3,400,000	3,276,750

			3,276,750

Jamaica – 0.06%
Jamaica Government International Bond 8.00% 3/15/39		1,240,000	1,469,400

			1,469,400

Jordan – 0.08%
Jordan Government International Bond 144A 5.75% 1/31/27 #		1,830,000	1,824,327

			1,824,327

Diversified Income Series-24

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

		Principal amount°	Value (US $)

Sovereign Bonds Δ (continued)
Mexico – 0.74%
Mexican Bonos 5.75% 3/5/26	MXN	91,415,900	$4,707,311
6.50% 6/9/22	MXN	200,610,000	11,000,044
Mexico Government International Bond 4.15% 3/28/27		525,000	544,294
4.35% 1/15/47		1,700,000	1,600,890

			17,852,539

New Zealand – 0.10%
New Zealand Government Bond 2.75% 4/15/25	NZD	3,296,000	2,395,998

			2,395,998

Nigeria – 0.10%
Nigeria Government International Bond 144A 7.875% 2/16/32 #		2,300,000	2,501,342

			2,501,342

Peru – 0.25%
Peruvian Government International Bond 144A 6.90% 8/12/37 #	PEN	9,040,000	3,057,567
6.95% 8/12/31	PEN	8,430,000	2,880,926

			5,938,493

Poland – 0.23%
Republic of Poland Government Bond 2.50% 7/25/26	PLN	17,759,000	4,536,257
3.25% 7/25/25	PLN	3,319,000	903,817

			5,440,074

Portugal – 0.08%
Portugal Government International Bond 144A 5.125% 10/15/24 #		1,881,000	1,923,323

			1,923,323

Republic of Korea – 0.15%
Export-Import Bank of Korea 144A 3.00% 5/22/18 #	NOK	1,100,000	134,109
4.00% 6/7/27	AUD	530,000	406,564
Inflation Linked Korea Treasury Bond 1.125% 6/10/23	KRW	3,372,072,759	2,978,335

			3,519,008

Russia – 0.04%
Russian Foreign Bond - Eurobond 144A 4.75% 5/27/26 #		1,000,000	1,045,425

			1,045,425

Senegal – 0.05%
Senegal Government International Bond 144A 6.25% 5/23/33 #		1,100,000	1,119,264

			1,119,264

	Principal amount°		Value (US $)

Sovereign Bonds Δ (continued)
Serbia – 0.07%
Serbia International Bond 144A 4.875% 2/25/20 #		1,635,000	$1,706,136

			1,706,136

South Africa – 0.86%
Republic of South Africa Government Bond 8.00% 1/31/30	ZAR	197,329,000	13,664,549
8.75% 1/31/44	ZAR	79,875,000	5,450,628
Republic of South Africa Government International Bond 5.875% 5/30/22		1,615,000	1,767,106

			20,882,283

Sri Lanka – 0.11%
Sri Lanka Government International Bond 144A 6.20% 5/11/27 #		1,355,000	1,356,230
144A 6.825% 7/18/26 #		1,205,000	1,272,390

			2,628,620

Turkey – 1.24%
Export Credit Bank of Turkey 144A 5.375% 10/24/23 #		2,045,000	2,070,460
Turkey Government Bond 8.00% 3/12/25	TRY	103,227,000	25,913,470
Turkey Government International Bond 3.25% 3/23/23		2,200,000	2,067,824

			30,051,754

Ukraine – 0.08%
Ukraine Government International Bond 144A 7.75% 9/1/22 #		2,000,000	2,014,640

			2,014,640

United Kingdom – 0.02%
United Kingdom Gilt 3.50% 1/22/45	GBP	340,300	594,979

			594,979

Uruguay – 0.29%
Uruguay Government International Bond 144A 9.875% 6/20/22 #	UYU	197,045,000	7,104,474

			7,104,474

Total Sovereign Bonds (cost $173,142,577)			175,573,589

Supranational Banks – 1.07%
Asian Development Bank 3.50% 5/30/24	NZD	2,708,000	1,973,659
Inter-American Development Bank 6.25% 6/15/21	IDR	106,600,000,000	8,021,703
International Bank for Reconstruction & Development 1.279% 4/17/19 •		1,507,000	1,506,613
2.50% 11/25/24		1,507,000	1,521,861
3.375% 1/25/22	NZD	1,200,000	887,725

Diversified Income Series-25

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

		Principal amount°	Value (US $)

Supranational Banks (continued)
International Bank for Reconstruction & Development 3.50% 1/22/21	NZD	6,655,000	$4,969,141
4.625% 10/6/21	NZD	1,119,000	870,083
International Finance 3.00% 5/6/21	NZD	790,000	578,460
3.625% 5/20/20	NZD	472,000	353,797
6.30% 11/25/24	INR	320,160,000	5,037,187

Total Supranational Banks (cost $25,024,923)			25,720,229

US Treasury Obligations – 5.65%
US Treasury Bond 3.00% 5/15/47		46,745,000	48,334,517
US Treasury Notes 1.75% 5/31/22		24,400,000	24,257,040
1.75% 6/30/22		20,405,000	20,273,490
2.25% 2/15/27		31,375,000	31,240,182
2.375% 5/15/27		12,120,000	12,200,016

Total US Treasury Obligations (cost $135,939,623)			136,305,245

		Number of shares
Common Stock – 0.00%
Century Communications =†		2,500,000	0
Mirant (Escrow)		110,000	0

Total Common Stock (cost $75,683)			0

Convertible Preferred Stock – 0.37%
A Schulman 6.00% exercise price $52.33, expiration date 12/31/49		719	625,185
American Tower 5.50% exercise price $115.11, expiration date 2/15/18		2,260	273,980
AMG Capital Trust II 5.15% exercise price $200.00, expiration date 10/15/37		16,129	957,659
Bank of America 7.25% exercise price $50.00, expiration date 12/31/49		568	716,810
Becton Dickinson 6.125% exercise price $211.80, expiration date 5/1/20		9,108	498,936
DTE Energy 6.50% exercise price $116.31, expiration date 10/1/19		13,034	714,915
El Paso Energy Capital Trust I 4.75% exercise price $50.00, expiration date 3/31/28		24,847	1,244,835
Huntington Bancshares 8.50% exercise price $11.95, expiration date 12/31/49		714	1,031,016

	Number of shares	Value (US $)

Convertible Preferred Stock (continued)
Teva Pharmaceutical Industries 7.00% exercise price $75.00, expiration date 12/15/18	435	$258,607
T-Mobile US 5.50% exercise price $31.02, expiration date 12/15/17	7,467	736,545
Wells Fargo & Co. 7.50% exercise price $156.71, expiration date 12/31/49	829	1,086,910
Welltower 6.50% exercise price $57.42, expiration date 12/31/49	11,507	762,454

Total Convertible Preferred Stock (cost $8,181,101)		8,907,852

Preferred Stock – 0.32%
General Electric 5.00% •	4,996,000	5,308,999
Integrys Holdings 6.00% •	84,450	2,281,206
USB Realty 144A 2.305% #•	300,000	263,250

Total Preferred Stock (cost $7,337,057)		7,853,455

	Number of contracts
Options Purchased – 0.01%
Currency Call Option – 0.00%
USD vs JPY strike price $1.09, expiration date 9/27/17 (BAML)	3,600,000	25,223

		25,223

Currency Put Options – 0.01%
USD vs BRL strike price $0.04, expiration date 9/27/17 (BAML)	1,800,000	24,161
USD vs KRW strike price $11.60, expiration date 9/27/17 (BAML)	1,800,000	21,052
USD vs MXN strike price $0.19, expiration date 8/11/17 (BAML)	3,000,000	13,970
USD vs MXN strike price $0.19, expiration date 9/27/17 (BAML)	1,800,000	36,835
USD vs TRY strike price $0.04, expiration date 09/27/17 (BAML)	1,800,000	19,225
USD vs TWD strike price $0.31, expiration date 9/27/17 (BAML)	1,800,000	16,355

		131,598

Total Options Purchased (cost $231,954)		156,821

Diversified Income Series-26

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

	Principal amount°	Value (US $)

Short-Term Investments – 1.74%
Discount Note – 0.19% ≠
Federal Home Loan Bank 0.95% 7/10/17	4,494,047	$4,493,180

		4,493,180

Repurchase Agreements – 1.27%
Bank of America Merrill Lynch 0.99%, dated 6/30/17, to be repurchased on 7/3/17, repurchase price $8,502,436 (collateralized by US government obligations 3.375% 5/15/44; market value $8,671,774).	8,501,734	8,501,734
Bank of Montreal 0.93%, dated 6/30/17, to be repurchased on 7/3/17, repurchase price $14,170,655 (collateralized by
US government obligations 0.625%–3.75% 7/31/17–2/15/45; market value $14,452,950).	14,169,557	14,169,557
BNP Paribas 1.05%, dated 6/30/17, to be repurchased on 7/3/17, repurchase price $7,960,813 (collateralized by US government obligations 0.00%–2.00% 8/15/17–11/15/45; market value $8,119,325).	7,960,117	7,960,117

		30,631,408

US Treasury Obligation – 0.28%
US Treasury Bill 0.70% 7/13/17	6,800,669	6,799,227

		6,799,227

Total Short-Term Investments (cost $41,923,470)		41,923,815

Total Value of Securities – 99.40% (cost $2,369,436,149)		$2,399,198,651

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2017, the aggregate value of Rule 144A securities was $627,723,009, which represents 26.01% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

◆

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2017, the aggregate value of fair valued securities was $0, which represents 0.00% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”

≠	The rate shown is the effective yield at the time of purchase.
«

Loan agreements generally pay interest at rates which are periodically reset by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more US banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Loan agreements may be subject to restrictions on resale. Stated rate in effect at June 30, 2017.

°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin.
S	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
†	Non-income producing security.
•	Variable rate security. Each rate shown is as of June 30, 2017. Interest rates reset periodically.
f	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at June 30, 2017.

Diversified Income Series-27

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

The following foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at June 30, 2017:1

Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BAML	AUD	(8,656,352)	USD	6,508,019	7/21/17	$(143,311)
BAML	CAD	(7,533,959)	USD	5,628,979	7/21/17	(183,207)
BAML	COP	16,617,838,254	USD	(5,653,287)	7/21/17	(218,283)
BAML	EUR	5,064,752	USD	(5,673,332)	7/21/17	118,134
BAML	JPY	241,649,158	USD	(2,175,384)	7/21/17	(24,857)
BAML	NZD	(11,737,239)	USD	8,451,247	7/21/17	(146,433)
BNP	AUD	(2,761,456)	USD	2,079,153	7/21/17	(42,683)
BNP	NOK	9,218,492	USD	(1,082,562)	7/21/17	22,141
CSFB	COP	8,559,904,137	USD	(2,810,396)	7/21/17	(10,807)
GS	BRL	22,877,787	USD	(6,951,621)	7/21/17	(79,235)
HSBC	EUR	1,780,728	USD	(1,988,895)	7/21/17	47,340
HSBC	GBP	2,330,182	USD	(2,973,896)	7/21/17	63,253
HSBC	INR	421,903,952	USD	(6,537,700)	7/21/17	(25,679)
JPMC	KRW	(3,488,943,940)	USD	3,104,595	7/21/17	56,892
JPMC	PLN	(3,466,675)	USD	924,054	7/21/17	(11,353)
JPMC	SEK	(813,406)	USD	93,308	7/21/17	(3,364)
TD	BRL	8,894,325	USD	(2,703,577)	7/21/17	(31,762)
TD	JPY	1,408,688,238	USD	(12,782,168)	7/21/17	(245,716)
UBS	BRL	18,251,126	USD	(5,549,478)	7/21/17	(66,921)

						$(925,851)

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
270	Canadian 3 yr Bonds	$30,111,169	$29,263,186	9/21/17	$(847,983)
(283)	E-mini S&P 500 Index	(34,424,423)	(34,255,735)	9/18/17	168,688
5	Euro-BTP	764,571	771,750	9/8/17	7,179
(907)	Euro-Bund	(169,752,961)	(167,685,997)	9/8/17	2,066,964
1,161	US Treasury 10 yr Notes	147,173,590	145,741,781	9/21/17	(1,431,809)

		$(26,128,054)			$(36,961)

Swap Contracts

CDS Contracts2

Counterparty	Swap Referenced Obligation	Notional Amount[3]	Annual Protection Payments	Termination Date	Upfront Payments Paid (Received)	Unrealized Appreciation (Depreciation)[4]
	Protection Purchased / Moody’s ratings:
ICE	CDX.NA.HY.28[5]	38,510,000	5.00%	6/20/22	$(2,786,063)	$134,746
JPM	CDX.EM.27[6]	5,035,000	1.00%	6/20/22	267,236	(36,234)
	Protection Sold / Moody’s ratings:
MSC	CMBX.NA.BBB-.6[7]	8,800,000	3.00%	5/11/63	(989,146)	(38,387)

					$(3,507,973)	$60,125

Diversified Income Series-28

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

Interest Rate Swap Contracts8

Counterparty & Referenced Obligation	Notional Amount[3]	Fixed Interest Rate Paid (Received)	Floating Interest Rate Paid (Received)	Termination Date	Unrealized Appreciation (Depreciation)[4]
CME - BAML 30 yr IRS	4,415,000	2.767%	(1.280%)	12/21/46	$(192,445)
LCH - BAML 30 yr IRS	1,135,000	2.661%	(1.170%)	1/27/47	(31,600)
LCH - BAML 30 yr IRS	1,130,000	2.623%	(1.153%)	1/24/47	(22,058)
LCH - BAML 30 yr IRS	1,815,000	2.687%	(1.170%)	1/30/47	(60,554)
LCH - BAML 30 yr IRS	1,130,000	2.596%	(1.153%)	1/23/47	(15,510)
LCH - BAML 30 yr IRS	2,215,000	2.716%	(1.287%)	12/22/46	(87,632)
LCH - BAML 30 yr IRS	1,575,000	2.480%	(1.158%)	1/11/47	18,311

					$(391,488)

The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in these financial statements. The notional values and foreign currency exchange contracts presented above represent the Series’ total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series’ net assets.

1See Note 6 in “Notes to financial statements.”

2A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

3Notional value shown is stated in US Dollars unless noted that the swap is denominated in another currency.

4Unrealized appreciation (depreciation) does not include periodic interest payments (receipt) on swap contracts accrued daily in the amount of $(122,422).

5Markit’s North America High Yield CDX Index, or the CDX.NA.HY Index, is composed of 100 of the most liquid North American entities with high yield credit ratings that trade is in the CDS market.

6Markit’s CDX Emerging Markets Index, or the CDX.EM Index is composed of 15 sovereign issuers from the following countries: Argentina, Brazil, Chile, China, Colombia, Indonesia, Malaysia, Mexico, Panama, Peru, Philippines, Russia, South Africa, Turkey, and Venezuela, which have S&P credit quality ratings of CCC and above.

7Markit’s CMBX Index or the CMBX.NA Index is a synthetic tradable index referencing a basket of 25 commercial mortgage-backed securities in North America. Credit-quality rating are measured on a scale that generally ranges from AAA (highest) to D (lowest). US Agency and US Agency mortgage-backed securities appear under US Government.

8An interest rate swap agreement is an exchange of interest rates between counterparties. Periodic payments (receipt) on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains (losses) on swap contracts.

Summary of abbreviations:

ABS – Asset-Backed Security

ARM – Adjustable Rate Mortgage

ARS – Argentine Peso

AUD – Australian Dollar

BAML – Bank of America Merrill Lynch

BNP – BNP Paribas

BRL – Brazilian Real

CAD – Canadian Dollar

CDO – Collateralized Debt Obligation

CDS – Credit Default Swap

CDX.EM – Credit Default Swap Index Emerging Market

CDX.NA.HY – Credit Default Swap Index North American High Yield

CITI – Citigroup Global Markets

CLO – Collateralized Loan Obligation

Diversified Income Series-29

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

Summary of abbreviations (continued):

CLP – Chilean Peso

CMBX.NA – Commercial Mortgaged-Backed Securities Index North America

CME – Chicago Mercantile Exchange Inc.

COP – Colombian Peso

CSFB – Credit Suisse First Boston

CME – Chicago Mercantile Exchange Inc.

DB-JPM – Deutsche Bank JPMorgan

DB-UBS – Deutsche Bank Union Bank of Switzerland

EUR – European Monetary Unit

FHAVA – Federal Housing Administration and Veterans Administration

FREMF – Freddie Mac Multifamily

GBP – British Pound Sterling

GNMA – Government National Mortgage Association

GS – Goldman Sachs

HSBC – Hong Kong Shanghai Bank

HUF – Hungarian Forint equals

ICE – Intercontinental Exchange, Inc.

IDR – Indonesian Rupiah

INR – Indian Rupee

IRS – Interest Rate Swap

JPM-BB – JPMorgan Barclays Bank

JPM-DB – JPMorgan Deutsche Bank

JPMC – JPMorgan Chase Bank

JPY – Japanese Yen

KRW – South Korean Won

LB-UBS – Lehman Brothers Union Bank of Switzerland

LCH – London Clearing House

MSC – Morgan Stanley Capital

MXN – Mexican Peso

NOK – Norwegian Krone

NZD – New Zealand Dollar

PEN – Peruvian Nuevo Sol

PLN – Polish Zloty

REIT – Real Estate Investment Trust

REMIC – Real Estate Mortgage Investment Conduit

S&P – Standard & Poor’s Financial Services LLC

SEK – Swedish Krona

S.F. – Single Family

TBA – To be announced

TD – Toronto Dominion Bank

TRY – Turkish Lira

TWD – Taiwan Dollar

UBS – Union Bank of Switzerland

Diversified Income Series-30

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

Summary of abbreviations (continued):

USD – US

Dollar UYU – Uruguayan Peso

WF-RBS – Wells Fargo Royal Bank of Scotland

yr – Year

ZAR – South African Rand

See accompanying notes, which are an integral part of the financial statements.

Diversified Income Series-31

Delaware VIP® Trust — Delaware VIP Diversified Income Series

Statement of assets and liabilities                                                                           June 30, 2017 (Unaudited)

Assets:
Investments, at value[1]	$2,357,118,015
Short-term investments, at value[2]	41,923,815
Foreign currencies, at value[3]	5,051,644
Options purchased, at value[4]	156,821
Cash collateral due from brokers	13,573,064
Cash	3,935,869
Receivable for securities sold	37,290,514
Dividends and interest receivables	20,845,900
Unrealized appreciation on foreign currency exchange contracts	307,760
Upfront payments paid on credit default swap contracts	267,236
Unrealized appreciation on credit default swap contracts	216,229
Variation margin due from brokers on centrally cleared interest rate swap contracts	76,665
Receivable for series shares sold	42,285
Swap payments receivable	17,043
Unrealized appreciation on interest rate swap contracts	8,996
Other assets[4]	1,305,392

Total assets	2,482,137,248

Liabilities:
Payable for securities purchased	55,188,984
Bonds proceeds payable[5]	4,351,308
Upfront payments received on credit default swap contracts	3,775,209
Unrealized depreciation on foreign currency exchange contracts	1,233,611
Management fees payable to affiliates	1,154,499
Other accrued expenses payable	682,589
Unrealized depreciation on interest rate swap contracts	477,149
Distribution fees payable to affiliates	430,022
Cash collateral due to brokers	330,000
Payable for series shares redeemed	262,103
Variation margin due to broker on futures contracts	226,930
Swap payments payable	137,010
Variation margin due to broker on credit default swap contracts	81,483
Unrealized depreciation on credit default swap contracts	74,621
Audit and tax fees payable	24,140
Dividend disbursing and transfer agent fees and expenses payable to affiliates	14,902
Accounting and administration expenses payable to affiliates	9,181
Trustees’ fees and expenses payable to affiliates	6,167
Legal fees payable to affiliates	6,104
Reports and statements to shareholders expenses payable to affiliates	1,580
Other liabilities	65,570

Total liabilities	68,533,162

Total Net Assets	$2,413,604,086

Diversified Income Series-32

Delaware VIP® Trust — Delaware VIP Diversified Income Series

Statement of assets and liabilities (continued)

Net Assets Consist of:
Paid-in capital	$2,400,923,349
Undistributed net investment income	33,544,211
Accumulated net realized loss	(49,198,804)
Net unrealized appreciation of investments	29,772,065
Net unrealized appreciation of foreign currencies	54,995
Net unrealized depreciation of foreign currency exchange contracts	(925,851)
Net unrealized depreciation of futures contracts	(36,961)
Net unrealized depreciation of options purchased	(75,133)
Net unrealized depreciation of swap contracts	(453,785)

Total Net Assets	$2,413,604,086

Net Asset Value:
Standard Class:
Net assets	$323,074,559
Shares of beneficial interest outstanding, unlimited authorization, no par	31,174,650
Net asset value per share	$10.36

Service Class:
Net assets	$2,090,529,527
Shares of beneficial interest outstanding, unlimited authorization, no par	202,894,489
Net asset value per share	$10.30

[1] Investments, at cost	$2,327,280,725
[2] Short-term investments, at cost	41,923,470
[3] Foreign currencies, at cost	5,004,520
[4] Options purchased, at cost	231,954

5 See Note 11 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

Diversified Income Series-33

Delaware VIP® Trust —

Delaware VIP Diversified Income Series

Statement of operations

Six months ended June 30, 2017 (Unaudited)

Investment Income:
Interest	$45,878,526
Dividends	299,698
Foreign tax withheld	(44,893)

46,133,331

Expenses:
Management fees	6,774,287
Distribution expenses – Service Class	3,009,127
Accounting and administration expenses	357,215
Reports and statements to shareholders expenses	206,092
Legal fees	98,598
Dividend disbursing and transfer agent fees and expenses	97,877
Custodian fees	61,083
Trustees’ fees and expenses	58,256
Audit and tax	25,137
Registration fees	3,070
Other	64,273

10,755,015
Less waived distribution expenses – Service Class	(501,521)
Less expense paid indirectly	(1)

Total operating expenses	10,253,493

Net Investment Income	35,879,838

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(2,552,667)
Foreign currencies	89,272
Foreign currency exchange contracts	(84,257)
Futures contracts	(2,855,734)
Options purchased	(10,800)
Options written	709,250
Swap contracts	(1,558,310)

Net realized loss	(6,263,246)

Net change in unrealized appreciation (depreciation) of:
Investments[1]	48,602,032
Foreign currencies	76,221
Foreign currency exchange contracts	(1,307,881)
Futures contracts	(176,024)
Options purchased	(75,133)
Swap contracts	(236,281)

Net change in unrealized appreciation (depreciation)	46,882,934

Net Realized and Unrealized Gain	40,619,688

Net Increase in Net Assets Resulting from Operations	$76,499,526

2 Includes $65,570 capital gains taxes accrued.

Delaware VIP Trust —

Delaware VIP Diversified Income Series

Statements of changes in net assets

	Six months ended 6/30/17 (Unaudited)	Year ended 12/31/16
Increase (Decrease) in Net Assets from
Operations:
Net investment income	$35,879,838	$53,367,960
Net realized gain (loss)	(6,263,246)	9,776,010
Net change in unrealized appreciation
(depreciation)	46,882,934	7,367,075

Net increase in net assets resulting from operations	76,499,526	70,511,045

Dividends and Distributions to Shareholders from:
Net investment income:
Standard Class	(8,640,054)	(11,261,327)
Service Class	(49,949,319)	(58,403,940)

	(58,589,373)	(69,665,267)

Capital Share Transactions:
Proceeds from shares sold:
Standard Class	11,866,371	17,237,247
Service Class	125,905,029	128,123,758

Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	8,640,054	11,261,327
Service Class	49,949,319	58,403,940

	196,360,773	215,026,272

Cost of shares redeemed:
Standard Class	(22,247,814)	(45,534,410)
Service Class	(15,294,842)	(103,873,311)

	(37,542,656)	(149,407,721)

Increase in net assets derived from capital share transactions	158,818,117	65,618,551

Net Increase in Net Assets	176,728,270	66,464,329

Net Assets:
Beginning of period	2,236,875,816	2,170,411,487

End of period	$2,413,604,086	$2,236,875,816

Undistributed net investment income	$33,544,211	$56,253,746

See accompanying notes, which are an integral part of the financial statements.

Diversified Income Series-34

Delaware VIP® Trust — Delaware VIP Diversified Income Series

Financial highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Diversified Income Series Standard Class
	Six months ended 6/30/17[1] (Unaudited)	12/31/16	12/31/15	Year ended 12/31/14	12/31/13	12/31/12

Net asset value, beginning of period	$10.29	$10.29	$10.84	$10.53	$11.07	$11.02

Income (loss) from investment operations:
Net investment income[2]	0.17	0.27	0.35	0.33	0.33	0.38
Net realized and unrealized gain (loss)	0.18	0.09	(0.45)	0.22	(0.46)	0.38

Total from investment operations	0.35	0.36	(0.10)	0.55	(0.13)	0.76

Less dividends and distributions from:
Net investment income	(0.28)	(0.36)	(0.33)	(0.24)	(0.26)	(0.36)
Net realized gain	—	—	(0.12)	—	(0.15)	(0.35)

Total dividends and distributions	(0.28)	(0.36)	(0.45)	(0.24)	(0.41)	(0.71)

Net asset value, end of period	$10.36	$10.29	$10.29	$10.84	$10.53	$11.07

Total return[3]	3.43%	3.52%	(1.08% )	5.32%	(1.26% )	7.20%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$323,075	$322,535	$339,023	$473,568	$489,953	$531,992
Ratio of expenses to average net assets	0.67%	0.67%	0.67%	0.67%	0.67%	0.68%
Ratio of net investment income to average net assets	3.30%	2.63%	3.29%	3.09%	3.10%	3.43%
Portfolio turnover	78%	247%	250%	252%	260%	216%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

See accompanying notes, which are an integral part of the financial statements.

Diversified Income Series-35

Delaware VIP® Diversified Income Series

Financial highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Diversified Income Series Service Class
	Six months ended 6/30/17[1] (Unaudited)	12/31/16	12/31/15	Year ended 12/31/14	12/31/13	12/31/12

Net asset value, beginning of period	$10.22	$10.22	$10.77	$10.47	$11.00	$10.96

Income (loss) from investment operations:
Net investment income[2]	0.16	0.25	0.32	0.31	0.30	0.35
Net realized and unrealized gain (loss)	0.17	0.08	(0.45)	0.21	(0.45)	0.37

Total from investment operations	0.33	0.33	(0.13)	0.52	(0.15)	0.72

Less dividends and distributions from:
Net investment income	(0.25)	(0.33)	(0.30)	(0.22)	(0.23)	(0.33)
Net realized gain	—	—	(0.12)	—	(0.15)	(0.35)

Total dividends and distributions	(0.25)	(0.33)	(0.42)	(0.22)	(0.38)	(0.68)

Net asset value, end of period	$10.30	$10.22	$10.22	$10.77	$10.47	$11.00

Total return[3]	3.29%	3.28%	(1.34% )	4.98%	(1.42% )	6.87%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,090,529	$1,914,341	$1,831,388	$1,819,811	$1,536,240	$1,519,853
Ratio of expenses to average net assets	0.92%	0.92%	0.92%	0.92%	0.92%	0.93%
Ratio of expenses to average net assets prior to fees waived	0.97%	0.97%	0.97%	0.97%	0.97%	0.98%
Ratio of net investment income to average net assets	3.05%	2.38%	3.04%	2.84%	2.85%	3.18%
Ratio of net investment income to average net assets prior to fees waived	3.00%	2.33%	2.99%	2.79%	2.80%	3.13%
Portfolio turnover	78%	247%	250%	252%	260%	216%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the distributor. Performance would have been lower had the waiver not been in effect. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

See accompanying notes, which are an integral part of the financial statements.

Diversified Income Series-36

Delaware VIP® Trust — Delaware VIP Diversified Income Series

Notes to financial statements

June 30, 2017 (unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 10 series: Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Core Series (formerly, Delaware VIP Smid Cap Growth Series), Delaware VIP U.S. Growth Series, and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Diversified Income Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Standard Class and Service Class shares. The Standard Class shares do not carry a distribution and/or service (12b-1) fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek maximum long-term total return consistent with reasonable risk.

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Series.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Other debt securities, credit default swap (CDS) contracts, and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For as set-backed securities, collateralized mortgage obligations, commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal and Foreign Income Taxes—No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on the Series’ federal income tax returns through the six months ended June 30, 2017 and for all open tax years (years ended Dec. 31, 2013–Dec. 31, 2016), and has concluded that no provision for federal income tax is required in the Series’ financial statements. In regard to foreign taxes only, the Series has open tax years in certain foreign countries in which it invests that may date back to the inception of the Series. If applicable, the Series recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the “Statement of operations.” During the six months ended June 30, 2017, the Series did not incur any interest or tax penalties.

Class Accounting—Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements—The Series may purchase certain US government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on June 30, 2017, and matured on the next business day.

To Be Announced Trades (TBA)—The Series may contract to purchase or sell securities for a fixed price at a transaction date beyond the customary settlement period (examples: when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Series’ ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Series to purchase or sell securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Series on such purchases until the securities are delivered or the transaction is completed; however, the market value may change prior to delivery.

Diversified Income Series-37

Delaware VIP® Diversified Income Series

Notes to financial statements (continued)

1. Significant Accounting Policies (continued)

Foreign Currency Transactions—Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Series’ prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses), which is due to changes to foreign exchange rates, is included on the “Statement of operations” under “Net realized gain (loss) on foreign currencies.” The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates—The Series is an investment company, whose financial statements are prepared in conformity with US GAAP. Therefore, the Series follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware FundsSM by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Withholding taxes and reclaims on foreign interest have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. The Series may pay foreign capital gain taxes on certain foreign securities held, which are reported as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended June 30, 2017.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expense paid under this arrangement is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset shown under “Less expense paid indirectly.” For the six months ended June 30, 2017, the Series earned $1 under this agreement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust (formerly, Delaware Management Business Trust) and the investment manager, an annual fee which is calculated daily and paid monthly at the rate of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the Delaware Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above are allocated among all funds in the Delaware Funds on a relative net asset value (NAV) basis. For the six months ended June 30, 2017, the Series was charged $54,008 for these services. This amount is included on the “Statement of operations” under “Accounting and administration expenses.”

DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated daily and paid monthly at the annual rate of 0.0075% of the Series’ average daily net assets. This amount is included on the “Statement of operations” under“ Dividend disbursing and transfer agent fees and expenses.” For the six months ended June 30, 2017, the Series was charged $87,305 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are paid by the Series and are also included on the “Statement of operations”under “Dividend disbursing and transfer agent fees and expenses.”

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive 12b-1 fee from Jan. 1, 2017 through June 30, 2017*, in order to limit 12b-1 fee of the Service Class shares to 0.25% of average daily net assets. Standard Class shares pay no 12b-1 expenses.

Diversified Income Series-38

Delaware VIP® Diversified Income Series

Notes to financial statements (continued)

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

As provided in the investment management agreement, the Series bears a portion of the cost of resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Series. For the six months ended June 30, 2017, the Series was charged $26,944 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

Cross trades for the six months ended June 30, 2017 were executed by the Series pursuant to procedures adopted by the Board designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the procedures adopted by the Board. Pursuant to these procedures, for the six months ended June 30, 2017, the Series engaged in securities purchases of $67,271,167 and securities sales of $10,228,488, which resulted in net realized gains of $28.

* The aggregate contractual waiver period covering this report is from April 29, 2016 through May 1, 2018.

3. Investments

For the six months ended June 30, 2017, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than US government securities	$1,504,877,664
Purchases of US government securities	442,581,458
Sales other than US government securities	1,421,619,979
Sales of US government securities	376,420,940

At June 30, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2017, the cost and unrealized appreciation (depreciation) of investments for the Series were as follows:

Cost of Investments	Aggregate Unrealized Appreciation of Investments	Aggregate Unrealized Depreciation of Investments	Net Unrealized Appreciation of Investments
$2,369,204,195	$51,247,712	$(21,410,077)	$29,837,635

Under the Regulated Investment Company Modernization Act of 2010 (Act), net capital losses recognized for tax years beginning after Dec. 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Losses incurred that will be carried forward under the Act as of Dec. 31, 2016 were as follows:

Short-term	Loss carryforward character No Expiration Long-term	Total
$14,754,875	$23,131,304	$37,886,179

Diversified Income Series-39

Delaware VIP® Diversified Income Series

Notes to financial statements (continued)

3. Investments (continued)

US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2	–

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2017:

	Level 1	Level 2	Level 3	Total
Securities
Assets:
Agency, Asset- & Mortgage-Backed Securities[1]	$—	$521,825,076	$3,390,916	$525,215,992
Collateralized Debt Obligations	—	59,530,196	—	59,530,196
Corporate Debt	—	1,219,369,180	—	1,219,369,180
Foreign Debt	—	213,130,506	—	213,130,506
Municipal Bonds	—	12,904,839	—	12,904,839
Loan Agreements[1]	—	169,100,043	4,800,707	173,900,750
Common Stock	—	—	—	—
Convertible Preferred Stock[1]	273,980	8,633,872	—	8,907,852
Preferred Stock	—	7,853,455	—	7,853,455
Option Purchased	—	156,821	—	156,821
US Treasury Obligations	—	136,305,245	—	136,305,245
Short-Term Investments	—	41,923,815	—	41,923,815

Total Value of Securities	$273,980	$2,390,733,048	$8,191,623	$2,399,198,651

Derivatives:
Foreign Currency Exchange Contracts	$—	$(925,851)	$—	$(925,851)
Futures Contracts	(36,961)	—	—	(36,961)
Swap Contracts	—	(331,363)	—	(331,363)

The securities that have been valued at zero on the “Schedule of investments” are considered to be Level 3 investments in this table.

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Notes to financial statements (continued)

3. Investments (continued)

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-priced investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Agency, Asset- & Mortgage-Backed Securities	—	99.35%	0.65%	100.00%
Loan Agreements	—	97.24%	2.76%	100.00%
Convertible Preferred Stock	3.08%	96.92%	—	100.00%

During the six months ended June 30, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of period in relation to the Series’ net assets. Management has determined not to provide a reconciliation of Level 3 investments as they are not considered significant to the Series’ net assets at the beginning, interim, or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Series’ net assets at the end of the period.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 6/30/17	Year ended 12/31/16
Shares sold:
Standard Class	1,143,724	1,659,239
Service Class	12,222,428	12,404,945

Shares issued upon reinvestment of dividends and distributions:
Standard Class	841,290	1,101,891
Service Class	4,887,409	5,742,767

	19,094,851	20,908,842

Shares redeemed:
Standard Class	(2,144,595)	(4,371,189)
Service Class	(1,482,025)	(10,044,572)

	(3,626,620)	(14,415,761)

Net increase	15,468,231	6,493,081

5. Line of Credit

The Series, along with certain other funds in the Delaware Funds (Participants), is a participant in a $155,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants on the basis of relative net assets of each Participant’s allocation of the entire facility. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement will expire on Nov. 6, 2017.

The Series had no amount outstanding as of June 30, 2017, or at any time during the period then ended.

6. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts – The Series may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Series may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded

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Notes to financial statements (continued)

6. Derivatives (continued)

as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Series’ maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.

During the six months ended June 30, 2017, the Series entered into foreign currency exchange contracts to hedge the US dollar value of securities it already owns that were denominated in foreign currencies.

Futures Contracts – A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Series may use futures contracts in the normal course of pursuing its investment objective. The Series may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Series deposits cash or pledges US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Series because futures are exchange-traded and the exchange’s clearing house, as counterparty to all exchange-traded futures, guarantees against default. At June 30, 2017, the Series posted $5,856,000 in cash as margin for open futures contracts, which is presented on the “Statement of assets and liabilities” as “Cash collateral due from brokers.”

During the six months ended June 30, 2017, the Series entered into futures contracts to hedge the Series’ existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions and to hedge currency risks associated with the Series’ investments.

Options Contracts – The Series may enter into options contracts in the normal course of pursuing its investment objective. The Series may buy or write options contracts for any number of reasons, including without limitation: to manage the Series’ exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Series’ overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Series may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Series buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Series writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Series on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Series has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Series. The Series, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Series is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change.

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Notes to financial statements (continued)

6. Derivatives (continued)

Transactions in options written during the six months ended June 30, 2017 for the Series were as follows:

Call Options	Number of Contracts	Premiums
Options outstanding at Dec. 31, 2016	—	$—
Options written	980	709,250
Options expired	(980)	(709,250)

Options outstanding at June 30, 2017	—	$—

During the six months ended June 30, 2017, the Series entered into options contracts to manage the Series’ exposure to changes in securities prices caused by interest rates or market conditions and to protect the value of portfolio securities.

Swap Contracts – The Series may enter into interest rate swap contracts and CDS contracts in the normal course of pursuing its investment objective. The Series may invest in interest rate swap contracts to manage the Series’ sensitivity to interest rates or to hedge against changes in interest rates. The Series may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. The Series will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by Standard & Poor’s Financial Services LLC. (S&P) or Baa3 by Moody’s Investors Service, Inc. (Moody’s) or is determined to be of equivalent credit quality by DMC.

Interest Rate Swaps. An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Series from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Series receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Series’ sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Series’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty and (2) for cleared swaps, trading these instruments through a central counterparty.

During the six months ended June 30, 2017, the Series entered into interest rate swap contracts to manage the Series’ sensitivity to interest rate or to hedge against changes in interest rates.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Series in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended June 30, 2017, the Series entered into CDS contracts as a purchaser and seller of protection, as a hedge against credit events. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin is posted to central counterparties for central cleared CDS basket trades, as determined by the applicable central counterparty.

During the six months ended June 30, 2017, the Series entered into CDS contracts as a seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin are posted to counterparties for centrally cleared CDS basket trades, as determined by the applicable central counterparty. As disclosed in the footnotes to the Schedule of Investments, at June 30, 2017, the notional value of the protection sold was $8,800,000 which reflects the maximum potential amount the Series would have been required to make as a seller of credit protection if a credit event had occurred. In addition to serving as the source of the current value of the securities, the quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance

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Notes to financial statements (continued)

6. Derivatives (continued)

risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement has been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. At June 30, 2017, net unrealized appreciation of the protection sold was $60,125.

CDS contracts may involve greater risks than if the Series had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk, and credit risk. The Series’ maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty, and (2) for cleared swaps, trading these instruments through a central counterparty.

During the six months ended June 30, 2017, the Series entered into CDS contracts to hedge against credit events and to gain exposure to certain securities or markets.

Swaps Generally. The value of open swaps may differ from that which would be realized in the event the Series terminated its position in the contract on a given day. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the “Schedule of investments.”

At June 30, 2017, the Series posted $5,927,064 in cash as collateral for certain open centrally cleared swap contracts, which is presented as “Cash collateral due from brokers” on the “Statement of assets and liabilities.” At June 30, 2017, for bilateral open derivatives contracts, the Series posted $1,790,000 in cash as collateral, which is presented as “Cash collateral due from brokers” on the “Statement of assets and liabilities.” At June 30, 2017, the Series received $330,000 in cash as collateral for certain open derivatives, which is presented as “Cash collateral due to brokers” on the “Statement of assets and liabilities.”

Fair values of derivative instruments as of June 30, 2017 were as follows:

	Asset Derivatives Fair Value
Statement of Assets and Liabilities Location	Currency Contracts	Equity Contracts	Interest Rate Contracts	Credit Contracts	Total
Unrealized appreciation on foreign currency exchange contracts	$307,760	$—	$—	$—	$307,760
Variation margin due to broker from futures contracts*	—	168,688	2,074,143	—	2,242,831
Unrealized appreciation on credit default swap contracts	—	—	—	216,229	216,229
Variation margin due from brokers on centrally cleared interest rate swap contracts	—	—	76,665	—	76,665
Unrealized appreciation on interest rate swap contracts	—	—	8,996	—	8,996
Options purchased, at value	156,821	—	—	—	156,821

Total	$464,581	$168,688	$2,159,804	$216,229	$3,009,302

	Liability Derivatives Fair Value
Statement of Assets and Liabilities Location	Currency Contracts	Interest Rate Contracts	Credit Contracts	Total
Unrealized depreciation on foreign currency exchange contracts	$1,233,611	$—	$—	$1,233,611
Variation margin due to broker from futures contracts*	—	2,279,792	—	2,279,792
Variation margin due to broker credit default swap contracts	—	—	81,483	81,483
Unrealized depreciation on credit default swap contracts	—	—	74,621	74,621
Unrealized depreciation on interest rate swap contracts	—	477,149	—	477,149

Total	$1,233,611	$2,756,941	$156,104	$4,146,656

*Includes cumulative appreciation/depreciation of futures contracts from the date the contracts were opened through June 30, 2017. Only current day variation margin is reported on the “Statement of assets and liabilities.”

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Notes to financial statements (continued)

6. Derivatives (continued)

The effect of derivative instruments on the “Statement of operations” for the six months ended June 30, 2017 was as follows:

	Net Realized Gain (Loss) on:
	Foreign Currency Exchange Contracts	Futures Contracts	Options Purchased	Options Written	Swap Contracts	Total
Currency contracts	$(84,257)	$—	$(10,800)		$—	$(95,057)
Equity contracts	—	(1,309,722)	—	—	—	(1,309,722)
Interest rate contracts	—	(1,546,012)	—	709,250	(37,531)	(874,293)
Credit contracts	—	—	—	—	(1,520,779)	(1,520,779)

Total	$(84,257)	$(2,855,734)	$(10,800)	$709,250	$(1,558,310)	$(3,799,851)

	Net Change in Unrealized Appreciation (Depreciation) of:
	Foreign Currency Exchange Contracts	Futures Contracts	Options Purchased	Swaps Contracts	Total
Currency contracts	$(1,307,881)	$—	$—	$—	$(1,307,881)
Equity contracts	—	168,688	—	—	168,688
Interest rate contracts	—	(344,712)	(75,133)	(257,155)	(677,000)
Credit contracts	—	—	—	20,874	20,874

Total	$(1,307,881)	$(176,024)	$(75,133)	$(236,281)	$(1,795,319)

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Series during the six months ended June 30, 2017:

	Long Derivatives Volume		Short Derivatives Volume
Foreign currency exchange contracts (average cost)	USD	54,831,057	USD	53,709,626
Futures contracts (average notional value)		171,642,181		91,892,202
Options contracts (average notional value)		18,285		307,602
CDS contracts (average notional value)*		21,708,950		2,686,840
Interest rate swap contracts (average notional value)**	USD	—		12,788,160

* Long represents buying protection and short represents selling protection.

**Long represents receiving fixed interest payments and short represents paying fixed interest payments.

7. Offsetting

In December 2011, the Financial Accounting Standards Board (FASB) issued guidance that expanded disclosure requirements on the offsetting of certain assets and liabilities. The disclosures are required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset on the “Statement of assets and liabilities” and require an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarified which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing.

In order to better define its contractual rights and to secure rights that will help the Series mitigate its counterparty risk, the Series entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Series and a counterparty that governs certain over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Series may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Series does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”

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Notes to financial statements (continued)

7. Offsetting (continued)

At June 30, 2017, the Series had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
Bank of America Merrill Lynch	$118,134	$(791,224)	$(673,090)
BNP Paribas	22,141	(42,683)	(20,542)
Credit Suisse First Boston	—	(10,807)	(10,807)
Goldman Sachs	—	(79,235)	(79,235)
Hong Kong Shanghai Bank	110,593	(25,679)	84,914
JPMorgan Chase Bank	56,892	(50,951)	5,941
Morgan Stanley Capital	—	(38,387)	(38,387)
Toronto Dominion Bank	—	(277,478)	(277,478)
Union Bank of Switzerland	—	(66,921)	(66,921)

Total	$307,760	$(1,383,365)	$(1,075,605)

Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(a)
Bank of America Merrill Lynch	$(673,090)	$—	$—	$—	$673,090	$—
BNP Paribas	(20,542)	—	—	—	—	(20,542)
Credit Suisse First Boston	(10,807)	—	—	—	—	(10,807)
Goldman Sachs	(79,235)	—	—	—	60,000	(19,235)
Hong Kong Shanghai Bank	84,914	—	(84,914)	—	—	—
JPMorgan Chase Bank	5,941	—	(5,941)	—	—	—
Morgan Stanley Capital	(38,387)	—	—	—	38,387	—
Toronto Dominion Bank	(277,478)	—	—	—	150,000	(127,478)
Union Bank of Switzerland	(66,921)	—	—	—	66,921	—

Total	$(1,075,605)	$—	$(90,855)	$—	$988,398	$(178,062)

Master Repurchase Agreements

Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Bank of America Merrill Lynch	$8,501,734	$(8,501,734)	$—	$(8,501,734)	$—
Bank of Montreal	14,169,557	(14,169,557)	—	(14,169,557)	—
BNP Paribas	7,960,117	(7,960,117)	—	(7,960,117)	—

Total	$30,631,408	$(30,631,408)	$—	$(30,631,408)	$—

(a)The value of the related collateral received exceeded the value of the net position and repurchase agreements as of June 30, 2017.

(b)Net exposure represents the receivable (payable) that would be due from (to) the counterparty in an event of default.

8. Securities Lending

The Series, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon. At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day, the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the

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Notes to financial statements (continued)

8. Securities Lending (continued)

following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Cash collateral received by each Series of the Trust is generally invested in a series of individual separate accounts, each corresponding to a series. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. A Series can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower. The Series records security lending income net of allocations to the security lending agent, and the borrower.

The Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Series’ cash collateral account may be less than the amount the Series would be required to return to the borrowers of the securities and the Series would be required to make up for this shortfall.

During the six months ended June 30, 2017, the Series had no securities out on loan.

9. Credit and Market Risk

Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Series will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Series more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Series may involve revolving credit facilities or other standby financing commitments that obligate the Series to pay additional cash on a certain date or on demand. These commitments may require the Series to increase its investment in a company at a time when the Series might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Series is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments. When a loan agreement is purchased the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.

As the Series may be required to rely upon another lending institution to collect and pass on to the Series amounts payable with respect to the loan and to enforce the Series’ rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Series from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Series.

The Series invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages or consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs

Diversified Income Series-47

Delaware VIP® Diversified Income Series

Notes to financial statements (continued)

9. Credit and Market Risk (continued) are debt securities issued by US government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Series’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Series may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Series invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by S&P and lower than Baa3 by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher-rated securities. Additionally, lower-rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Series invests in certain obligations that may have liquidity protection to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Series will not pay any additional fees for such credit support, although the existence of credit support may increase the price of the security.

The Series may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.”

10. Contractual Obligations

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

11. General Motors Term Loan Litigation

The Series received notice of a litigation proceeding related to a General Motors Corporation (G.M.) term loan participation previously held by the Series in 2009. We believe the matter subject to the litigation notice will likely lead to a recovery from the Series of certain amounts received by the Series because a US Court of Appeals has ruled that the Series and similarly situated investors were unsecured creditors rather than secured lenders of G.M. as a result of an erroneous Uniform Commercial Code filing made by a third party. The Series received the full principal on the loans in 2009 after the G.M. bankruptcy. However, based upon the court ruling the estate is seeking to recover such amounts arguing that, as unsecured creditors, the Series should not have received payment in full. Based upon currently available information related to the litigation and the Series’ potential exposure, the Series recorded a liability of $4,351,308 and an asset of $1,305,392 based on the expected recoveries to unsecured creditors as of June 30, 2017 that resulted in a net decrease in the Series’ NAV to reflect this likely recovery.

12. Recent Accounting Pronouncements

On Oct. 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

13. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2017 that would require recognition or disclosure in the Series’ financial statements.

Diversified Income Series-48

Delaware VIP® Diversified Income Series

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Series’ most recent Form N-Q are available without charge on the Series’ website at delawarefunds.com/vip/literature. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series’ website at delawarefunds.com/proxy; and (ii) on the Commission’s website at sec.gov.

SA-VIPDIVINC 21593 (8/17) (235363)	Diversified Income Series-49

Delaware VIP® Trust

Delaware VIP Emerging Markets Series

June 30, 2017

Disclosure of Series expenses	1

Security type / country and sector allocations	2

Schedule of investments	3

Statement of assets and liabilities	6

Statement of operations	7

Statements of changes in net assets	7

Financial highlights	8

Notes to financial statements	10

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Series is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of June 30, 2017, and subject to change for events occurring after such date.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of Macquarie Investment Management Business Trust, a US registered investment advisor.

The Series is distributed by Delaware Distributors, L.P., an affiliate of Macquarie Investment Management Business Trust and Macquarie Group Limited. Macquarie Investment Management (MIM), a member of Macquarie Group, refers to the companies comprising the asset management division of Macquarie Group Limited and its subsidiaries and affiliates worldwide.

This material may be used in conjunction with the offering of shares in Delaware VIP Emerging Markets Series only if preceded or accompanied by the Series’ current prospectus or the summary prospectus.

© 2017 Macquarie Management Holdings, Inc. (formerly, Delaware Management Holdings, Inc.)

All third-party marks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP Emerging Markets Series

Disclosure of Series expenses

For the six-month period from January 1, 2017 to June 30, 2017 (Unaudited)

As a shareholder of the Series, you incur ongoing costs, which may include management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Jan. 1, 2017 to June 30, 2017.

Actual expenses

The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense analysis of an investment of $1,000

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Annualized Expense Ratio	Expenses Paid During Period 1/1/17 to 6/30/17*
Actual Series return†
Standard Class	$1,000.00	$1,196.90	1.35%	$7.35
Service Class	1,000.00	1,195.60	1.60%	8.71

Hypothetical 5% return (5% return before expenses)
Standard Class	$1,000.00	$1,018.10	1.35%	$6.76
Service Class	1,000.00	1,016.86	1.60%	8.00

*	“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Emerging Markets Series-1

Delaware VIP® Trust — Delaware VIP Emerging Markets Series

Security type / country and sector allocations

As of June 30, 2017 (Unaudited)

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / country	Percentage of net assets
Common Stock by Country	92.59%
Argentina	4.90%
Bahrain	0.09%
Brazil	12.20%
Chile	0.56%
China/Hong Kong	21.96%
India	6.62%
Indonesia	0.34%
Malaysia	1.19%
Mexico	5.84%
Peru	0.25%
Republic of Korea	20.25%
Russia	5.41%
South Africa	1.44%
Taiwan	7.85%
Thailand	0.90%
Turkey	0.86%
United Kingdom	0.31%
United States	1.62%
Exchange-Traded Fund	1.70%
Preferred Stock by Country	6.83%
Brazil	1.89%
Republic of Korea	3.15%
Russia	1.79%
Participation Notes	0.00%
Total Value of Securities	101.12%
Liabilities Net of Receivables and Other Assets	(1.12%)
Total Net Assets	100.00%

Common stock, preferred stock, and participation notes by sector²	Percentage of net assets
Consumer Discretionary	9.76%
Consumer Staples	9.19%
Energy	13.29%
Financials	9.72%
Industrials	3.67%
Information Technology*	34.44%
Materials	5.15%
Real Estate	3.11%
Telecommunication Services	11.45%
Utilities	1.34%
Total	101.12%

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

* To monitor compliance with the Series’ concentration guidelines, the Information Technology sector (as disclosed herein for financial reporting purposes) is divided into various sub-categories or “industries,” in this case, Internet, semiconductors, and software. As of June 30, 2017, such amounts, as a percentage of total net assets, were 17.36%, 14.93%, and 2.15%, respectively. The percentage in any such single industry will comply with the Series’ concentration policy even if the percentage in the “Information Technology sector” for financial reporting purposes may exceed 25%.

Emerging Markets Series-2

Delaware VIP® Trust — Delaware VIP Emerging Markets Series

Schedule of investments

June 30, 2017 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 92.59% Δ
Argentina – 4.90%
Arcos Dorados Holdings Class A †	449,841	$3,351,315
Cresud ADR †	328,977	6,398,603
Grupo Clarin Class B GDR 144A #	209,100	6,018,358
IRSA Inversiones y Representaciones ADR †	430,000	10,371,600
Pampa Energia ADR †	44,500	2,618,825

		28,758,701

Bahrain – 0.09%
Aluminium Bahrain GDR 144A #	91,200	551,112

		551,112

Brazil – 12.20%
Aes Tiete Energia	330,193	1,362,473
B2W Cia Digital †	2,553,158	8,970,618
Banco Bradesco ADR	726,000	6,171,000
Banco Santander Brasil ADR	368,200	2,772,546
Braskem ADR	78,499	1,626,499
BRF ADR	341,500	4,026,285
Centrais Eletricas Brasileiras †	711,800	2,681,416
Cia Brasileira de Distribuicao ADR †	395,790	7,737,695
Cia Hering	514,500	3,067,215
Cyrela Brazil Realty Empreendimentos e Participacoes	266,900	891,842
Gerdau	389,400	1,191,861
Gerdau ADR	444,900	1,356,945
Hypermarcas	553,000	4,625,443
Itau Unibanco Holding ADR	732,050	8,089,153
Petroleo Brasileiro ADR †	488,906	3,906,359
Rumo †	166,548	433,852
Telefonica Brasil ADR	392,181	5,290,522
TIM Participacoes ADR	500,000	7,400,000

		71,601,724

Chile – 0.56%
Sociedad Quimica y Minera de Chile ADR	100,000	3,302,000

		3,302,000

China/Hong Kong – 21.96%
Alibaba Group Holding ADR †	75,000	10,567,500
Baidu ADR †	100,000	17,886,000
China Mengniu Dairy	1,448,000	2,837,597
China Mobile ADR	200,000	10,618,000
China Petroleum & Chemical	2,260,000	1,762,855
China Petroleum & Chemical ADR	42,234	3,319,592
China Yuchai International	131,183	2,388,842
Ctrip.com International ADR †	170,000	9,156,200
First Pacific	3,185,195	2,349,900
JD.com ADR †	91,700	3,596,474
Kunlun Energy	4,622,900	3,919,794
PetroChina Class H	3,000,000	1,836,707
SINA †	200,000	16,994,000
Sohu.com †	491,279	22,137,032
Tencent Holdings	412,500	14,751,295

	Number of shares	Value (US $)
Common Stock Δ (continued)
China/Hong Kong (continued)
Tianjin Development Holdings	35,950	$20,076
Tingyi Cayman Islands Holding	1,706,000	2,023,396
Weibo ADR †	40,000	2,658,800
ZTO Express Cayman ADR †	3,768	52,601

		128,876,661

India – 6.62%
Indiabulls Real Estate GDR †	44,628	138,213
Makemytrip †	100,000	3,355,000
RattanIndia Infrastructure GDR =†	131,652	8,554
Reliance Industries †	800,000	17,079,869
Reliance Industries GDR 144A #†	430,000	18,232,000
Sify Technologies ADR	91,200	64,770

		38,878,406

Indonesia – 0.34%
Tambang Batubara Bukit Asam Persero .	2,241,097	2,010,857

		2,010,857

Malaysia – 1.19%
Hong Leong Bank	1,549,790	5,653,783
UEM Sunrise †	4,748,132	1,327,329

		6,981,112

Mexico – 5.84%
America Movil Class L ADR	213,289	3,395,561
Cemex ADR †	506,188	4,768,291
Fomento Economico Mexicano ADR	98,307	9,667,510
Grupo Financiero Banorte Class O	754,700	4,788,413
Grupo Lala	606,200	1,111,276
Grupo Televisa ADR	432,500	10,540,025

		34,271,076

Peru – 0.25%
Cia de Minas Buenaventura ADR	125,440	1,442,560

		1,442,560

Republic of Korea – 20.25%
CJ	45,695	7,568,241
Hite Jinro	150,000	3,054,669
KB Financial Group ADR	134,209	6,776,212
KCC	3,272	1,248,287
LG Display ADR	188,309	3,026,126
LG Electronics	62,908	4,409,581
LG Uplus	500,000	6,817,288
Lotte Chilsung Beverage	2,200	3,295,722
Lotte Confectionery	29,040	5,025,495
NCSoft	7,931	2,630,612
Netmarble Games 144A #†	6,022	815,811
Samsung Electronics	19,654	40,831,672
Samsung Life Insurance	71,180	7,278,818
SK Hynix	90,000	5,301,752
SK Telecom	16,491	3,833,943
SK Telecom ADR	660,000	16,942,200

		118,856,429

Emerging Markets Series-3

Delaware VIP® Emerging Markets Series

Schedule of investments (continued)

	Number of shares	Value (US $)
Common Stock Δ (continued)
Russia – 5.41%
Enel Russia PJSC GDR	15,101	$14,485
Etalon Group GDR 144A #=	354,800	1,275,506
Gazprom PJSC ADR	783,900	3,102,676
LUKOIL PJSC ADR (London International Exchange)	133,500	6,501,450
MegaFon PJSC ADR	234,178	2,145,070
Mobile TeleSystems ADR	154,402	1,293,889
Sberbank of Russia PJSC =	3,308,402	8,167,363
Surgutneftegas OJSC ADR	294,652	1,267,004
T Plus =	25,634	0
VEON ADR	692,688	2,708,410
Yandex Class A †	200,000	5,248,000

		31,723,853

South Africa – 1.44%
ArcelorMittal South Africa †	374,610	151,762
Impala Platinum Holdings †	135,751	382,375
Sun International	168,124	709,122
Tongaat-Hulett	182,915	1,628,863
Vodacom Group	444,868	5,585,971

		8,458,093

Taiwan – 7.85%
Formosa Chemicals & Fibre	2,128,998	6,683,738
Hon Hai Precision Industry	1,605,706	6,175,792
MediaTek	1,045,000	8,948,800
President Chain Store	890,000	8,001,808
Taiwan Semiconductor Manufacturing	2,375,864	16,284,275

		46,094,413

Thailand – 0.90%
Bangkok Bank-Foreign	638,091	3,700,439
PTT Exploration & Production - Foreign	617,051	1,566,696

		5,267,135

	Number of shares	Value (US $)
Common Stock Δ (continued)
Turkey – 0.86%
Turkcell Iletisim Hizmetleri	368,462	$1,212,690
Turkiye Sise ve Cam Fabrikalari	2,955,292	3,863,731

		5,076,421

United Kingdom – 0.31%
Anglo American ADR †	92,815	617,405
Griffin Mining †	1,642,873	1,184,892

		1,802,297

United States – 1.62%
Altaba †	157,300	8,569,704
Avon Products †	241,200	916,560

		9,486,264

Total Common Stock (cost $490,760,721)		543,439,114

Exchange-Traded Fund – 1.70%
iShares MSCI Turkey ETF	240,000	9,962,400

Total Exchange-Traded Fund (cost $10,144,639)		9,962,400

Preferred Stock – 6.83%
Brazil – 1.89%
Braskem Class A 3.63%	288,768	2,991,493
Centrais Eletricas Brasileiras Class B †	233,700	1,149,842
Petroleo Brasileiro Class A ADR †	403,795	3,012,311
Vale Class A †	489,400	3,979,727

		11,133,373

Republic of Korea – 3.15%
CJ 1.57%	28,030	2,217,118
Samsung Electronics 1.44%	9,995	16,265,953

		18,483,071

Russia – 1.79%
AK Transneft =†	3,887	10,512,531

		10,512,531

Total Preferred Stock (cost $28,454,111)		40,128,975

Emerging Markets Series-4

Delaware VIP® Emerging Markets Series

Schedule of investments (continued)

	Number of shares	Value (US $)
Participation Notes – 0.00%
Lehman Indian Oil CW 12 LEPO 144A #=†	100,339	$0
Lehman Oil & Natural Gas CW 12 LEPO =†	146,971	0

Total Participation Notes (cost $4,952,197)		0

Total Value of Securities – 101.12% (cost $534,311,668)	$593,530,489

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2017, the aggregate value of Rule 144A securities was $26,892,787, which represents 4.58% of the Series’ net assets. See Note 9 in “Notes to financial statements.”

=

Security is being fair valued in accordance with the Series’ fair valuation policy. At June 30, 2017, the aggregate value of fair valued securities was $19,963,954, which represents 3.40% of the Series’ net assets. See Note 1 in “Notes to financial statements.”

Δ	Securities have been classified by country of origin. Aggregate classification by business sector has been presented on page 2 in “Security type / country and sector allocations.”
†	Non-income producing security.

Summary of Abbreviations:

ADR – American Depositary Receipt

ETF – Exchange Traded Fund

GDR – Global Depositary Receipt

LEPO – Low Exercise Price Option

OJSC – Open Joint Stock Company

PJSC – Public Joint Stock Company

See accompanying notes, which are an integral part of the financial statements.

Emerging Markets Series-5

Delaware VIP® Trust — Delaware VIP Emerging Markets Series
Statement of assets and liabilities	June 30, 2017 (Unaudited)

Assets:
Investments, at value[1]	$593,530,489
Foreign currencies, at value[2]	3,057,440
Dividends and interest receivable	1,329,818
Receivable for series shares sold	81,973
Foreign tax reclaims receivable	4,845

Total assets	598,004,565

Liabilities:
Cash due to custodian	7,974,357
Payable for series shares redeemed	354,625
Investment management fees payable	602,738
Other accrued expenses	404,458
Distribution fees payable to affiliates	72,913
Dividend disbursing and transfer agent fees and expenses payable to affiliates	3,641
Accounting and administration expenses payable to affiliates	2,243
Trustees’ fees and expenses payable	1,514
Legal fees payable to affiliates	1,495
Reports and statements to shareholders payable to affiliates	384
Deferred capital gains tax	1,645,011

Total liabilities	11,063,379

Total Net Assets	$586,941,186

Net Assets Consist of:
Paid-in capital	$544,970,690
Distributions in excess of net investment income	(1,547,876)
Accumulated net realized loss on investments	(14,010,375)
Net unrealized appreciation of investments	57,573,810
Net unrealized depreciation of foreign currencies	(45,063)

Total Net Assets	$586,941,186

Standard Class:
Net assets	$235,817,686
Shares of beneficial interest outstanding, unlimited authorization, no par	11,048,108
Net asset value per share	$21.34

Service Class:
Net assets	$351,123,500
Shares of beneficial interest outstanding, unlimited authorization, no par	16,489,620
Net asset value per share	$21.29
[1]Investments, at cost	$534,311,668
[2]Foreign currencies, at cost	3,098,697

See accompanying notes, which are an integral part of the financial statements.

Emerging Markets Series-6

Delaware VIP® Trust —

Delaware VIP Emerging Markets Series Statement of operations

Six months ended June 30, 2017 (Unaudited)

Investment Income:
Dividends	$7,612,447
Interest	17
Foreign tax withheld	(815,307)

6,797,157

Expenses:
Management fees	3,507,557
Distribution expenses - Service Class	512,455
Custodian fees	126,539
Accounting and administration expenses	86,520
Reports and statements to shareholders	33,436
Dividend disbursing and transfer agent fees and expenses	23,814
Audit and tax	23,176
Legal fees	19,950
Trustees’ fees and expenses	13,998
Registration fees	167
Other	9,221

4,356,833
Less waived distribution expenses - Service Class	(85,409)
Less expenses waived	(32,151)
Less expense paid indirectly	(1)

Total operating expenses	4,239,272

Net Investment Income	2,557,885

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(5,032,886)
Foreign currencies	14,234
Foreign currency exchange contracts	36,400

Net realized loss	(4,982,252)

Net change in unrealized appreciation (depreciation) of:
Investments*	101,168,198
Foreign currencies	31,400

Net change in unrealized appreciation (depreciation)	101,199,598

Net Realized and Unrealized Gain	96,217,346

Net Increase in Net Assets Resulting from Operations	$98,775,231

* Includes $878,931 increase in capital gains tax accrued.

Delaware VIP Trust —

Delaware VIP Emerging Markets Series

Statements of changes in net assets

	Six months ended 6/30/17 (Unaudited)	Year ended 12/31/16
Increase (Decrease) in Net Assets from Operations:
Net investment income	$2,557,885	$1,906,075
Net realized loss	(4,982,252)	(7,723,030)
Net change in unrealized appreciation (depreciation)	101,199,598	71,998,196

Net increase in net assets resulting from operations	98,775,231	66,181,241

Dividends and Distributions to Shareholders from:
Net investment income:
Standard Class	(1,380,619)	(2,030,270)
Service Class	(1,408,749)	(2,640,795)

Net realized gain:
Standard Class	—	(4,039,055)
Service Class	—	(6,943,628)

	(2,789,368)	(15,653,748)

Capital Share Transactions:
Proceeds from shares sold:
Standard Class	15,707,240	27,763,272
Service Class	11,307,542	20,375,722

Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	1,380,619	6,069,325
Service Class	1,408,749	9,584,423

	29,804,150	63,792,742

Cost of shares redeemed:
Standard Class	(15,512,681)	(28,056,005)
Service Class	(30,512,285)	(61,248,819)

	(46,024,966)	(89,304,824)

Decrease in net assets derived from capital share transactions	(16,220,816)	(25,512,082)

Net Increase in Net Assets	79,765,047	25,015,411

Net Assets:
Beginning of period	507,176,139	482,160,728

End of period	$586,941,186	$507,176,139

Distributions in excess of net investment income	$(1,547,876)	$(1,316,393)

See accompanying notes, which are an integral part of the financial statements.

Emerging Markets Series-7

Delaware VIP® Trust — Delaware VIP Emerging Markets Series

Financial highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Emerging Markets Series Standard Class

	Six months ended 6/30/17[1]			Year ended
	(Unaudited)	12/31/16	12/31/15	12/31/14	12/31/13	12/31/12
Net asset value, beginning of period	$17.94	$16.27	$19.54	$21.47	$19.84	$17.51

Income (loss) from investment operations:
Net investment income[2]	0.11	0.09	0.13	0.13	0.14	0.21
Net realized and unrealized gain (loss)	3.42	2.15	(2.86)	(1.84)	1.84	2.31

Total from investment operations	3.53	2.24	(2.73)	(1.71)	1.98	2.52

Less dividends and distributions from:
Net investment income	(0.13)	(0.19)	(0.16)	(0.14)	(0.35)	(0.19)
Net realized gain	—	(0.38)	(0.38)	(0.08)	—	—

Total dividends and distributions	(0.13)	(0.57)	(0.54)	(0.22)	(0.35)	(0.19)

Net asset value, end of period	$21.34	$17.94	$16.27	$19.54	$21.47	$19.84

Total return[3]	19.69%	13.93%	(14.51% )	(8.06% )	10.14%	14.44%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$235,818	$196,918	$172,098	$172,200	$175,134	$140,966
Ratio of expenses to average net assets	1.35%	1.37%	1.37%	1.38%	1.41%	1.40%
Ratio of expenses to average net assets prior to fees waived	1.36%	1.40%	1.37%	1.38%	1.41%	1.40%
Ratio of net investment income to average net assets	1.06%	0.53%	0.70%	0.62%	0.68%	1.11%
Ratio of net investment income to average net assets prior to fees waived	1.05%	0.50%	0.70%	0.62%	0.68%	1.11%
Portfolio turnover	3%	8%	6%	5%	16%	22%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

See accompanying notes, which are an integral part of the financial statements.

Emerging Markets Series-8

Delaware VIP® Emerging Markets Series

Financial highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Emerging Markets Series Service Class

	Six months ended 6/30/17[1]			Year ended
	(Unaudited)	12/31/16	12/31/15	12/31/14	12/31/13	12/31/12
Net asset value, beginning of period	$17.88	$16.21	$19.48	$21.40	$19.78	$17.45

Income (loss) from investment operations:
Net investment income[2]	0.08	0.05	0.08	0.08	0.09	0.16
Net realized and unrealized gain (loss)	3.41	2.14	(2.86)	(1.84)	1.83	2.31

Total from investment operations	3.49	2.19	(2.78)	(1.76)	1.92	2.47

Less dividends and distributions from:
Net investment income	(0.08)	(0.14)	(0.11)	(0.08)	(0.30)	(0.14)
Net realized gain	—	(0.38)	(0.38)	(0.08)	—	—

Total dividends and distributions	(0.08)	(0.52)	(0.49)	(0.16)	(0.30)	(0.14)

Net asset value, end of period	$21.29	$17.88	$16.21	$19.48	$21.40	$19.78

Total return[3]	19.56%	13.68%	(14.77% )	(8.26% )	9.86%	14.19%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$351,123	$310,258	$310,063	$362,469	$406,571	$389,349
Ratio of expenses to average net assets	1.60%	1.62%	1.62%	1.63%	1.66%	1.65%
Ratio of expenses to average net assets prior to fees waived	1.66%	1.70%	1.67%	1.68%	1.71%	1.70%
Ratio of net investment income to average net assets	0.81%	0.28%	0.45%	0.37%	0.43%	0.86%
Ratio of net investment income to average net assets prior to fees waived	0.75%	0.20%	0.40%	0.32%	0.38%	0.81%
Portfolio turnover	3%	8%	6%	5%	16%	22%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

See accompanying notes, which are an integral part of the financial statements.

Emerging Markets Series-9

Delaware VIP® Trust — Delaware VIP Emerging Markets Series

Notes to financial statements

June 30, 2017 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 10 series: Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Core Series (formerly, Delaware VIP Smid Cap Growth Series), Delaware VIP U.S. Growth Series, and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Emerging Markets Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a distribution and/or service (12b-1) fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Series.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Series may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on the Series’ federal income tax returns through the six months ended June 30, 2017 and for all open tax years (years ended Dec. 31, 2013–Dec. 31, 2016), and has concluded that no provision for federal income tax is required in the Series’ financial statements. In regard to foreign taxes only, the Series has open tax years in certain foreign countries in which it invests that may date back to the inception of the Series. If applicable, the Series recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of operations. During the six months ended June 30, 2017, the Series did not incur any interest or tax penalties.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Series may purchase certain US government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. At June 30, 2017, the Series had no open repurchase agreements.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Series’ prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The realized gains and losses are included on the “Statement of operations” under “Net realized and unrealized gain (loss) on investments.” The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The Series is an investment company, whose financial statements are prepared in conformity with US GAAP. Therefore, the Series follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that

Emerging Markets Series-10

Delaware VIP® Emerging Markets Series

Notes to financial statements (continued)

1. Significant Accounting Policies (continued)

affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware FundsSM by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. The Series may pay foreign capital gains taxes on certain foreign securities held, which are reported as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended June 30, 2017.

The Series may receive earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expense paid under this arrangement is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset shown under “Less expense paid indirectly.” For the six months ended June 30, 2017, the Series earned $1 under this agreement.

During the six months ended June 30, 2017, the Series frequently maintained a negative cash balance with its custodian, which is considered a form of borrowing or leverage. If the Series maintains a negative cash balance and the Series’ investments decrease in value, the Series’ losses will be greater than if the Series did not maintain a negative cash balance. The Series is required to pay interest to the custodian on negative cash balances. During the six months ended June 30, 2017, the Series had an average outstanding overdraft balance equal to 1.16% of its average net assets for which it was charged interest of $108,186, which is included on the “Statement of operations” under “Custodian fees.” The average borrowing rate charged on the overdraft was 3.31%.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust (formerly Delaware Management Business Trust) and the investment manager, an annual fee which is calculated daily and paid monthly at the rate of 1.25% on the first $500 million of average daily and paid monthly net assets of the Series, 1.20% on the next $500 million, 1.15% on the next $1.5 billion, and 1.10% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), do not exceed 1.36% of the Series’ average daily net assets from May 1, 2017 through June 30, 2017.* Prior to May 1, 2017, the expenses were capped at 1.35% of the Series’ average daily net assets. These expense waivers and reimbursements may only be terminated by agreement of DMC and the Series.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the Delaware Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above are allocated among all funds in the Delaware Funds on a relative net asset value basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended June 30, 2017, the Series was charged $13,081 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated daily and paid monthly at the annual rate of 0.0075% of the Series’ average daily net assets. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended June 30, 2017, the Series was charged $21,147 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are paid directly by the Series and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.”

Emerging Markets Series-11

Delaware VIP® Emerging Markets Series

Notes to financial statements (continued)

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive the 12b-1 fee from Jan. 1, 2017 through June 30, 2017* in order to limit the 12b-1 fee of the Service Class shares to 0.25% of average daily net assets. Standard Class shares pay no 12b-1 fee.

As provided in the investment management agreement, the Series bears a portion of the cost of resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Series. These amounts are included on the “Statement of operations” under “Legal fees.” For the six months ended June 30, 2017, the Series was charged $6,457 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

* The aggregate contractual waiver period covering this report is from April 29, 2016 through May 1, 2018.

3. Investments

For the six months ended June 30, 2017, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$18,141,933
Sales	37,007,094

At June 30, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2017, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of Investments	Aggregate Unrealized Appreciation of Investments	Aggregate Unrealized Depreciation of Investments	Net Unrealized Appreciation of Investments
$534,311,668	$186,455,111	$(127,236,290)	$59,218,821

Under the Regulated Investment Company Modernization Act of 2010 (Act), net capital losses for tax years beginning after Dec. 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses.

The Series has capital loss carryforwards available to offset future realized gains as follows:

Loss carryforward character
Short-term	Long-term
$ —	$8,255,393

US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 -	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 -

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 -	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Emerging Markets Series-12

Delaware VIP® Emerging Markets Series

Notes to financial statements (continued)

3. Investments (continued)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2017:

Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stock
Argentina	$22,740,343	$6,018,358	$—	$28,758,701
Bahrain	—	551,112	—	551,112
Brazil	71,601,724	—	—	71,601,724
Chile	3,302,000	—	—	3,302,000
China/Hong Kong	128,876,661	—	—	128,876,661
India	38,869,852	8,554	—	38,878,406
Indonesia	—	2,010,857	—	2,010,857
Malaysia	6,981,112	—	—	6,981,112
Mexico	34,271,076	—	—	34,271,076
Peru	1,442,560	—	—	1,442,560
Republic of Korea	118,856,429	—	—	118,856,429
Russia	22,266,499	8,181,848	1,275,506	31,723,853
South Africa	8,458,093	—	—	8,458,093
Taiwan	46,094,413	—	—	46,094,413
Thailand	5,267,135	—	—	5,267,135
Turkey	5,076,421	—	—	5,076,421
United Kingdom	1,802,297	—	—	1,802,297
United States	9,486,264	—	—	9,486,264
Exchange-Traded Fund	9,962,400	—	—	9,962,400
Preferred Stock[1]	29,616,444	10,512,531	—	40,128,975
Participation Notes	—	—	—	—

Total Value of Securities	$564,971,723	$27,283,260	$1,275,506	$593,530,489

1Security type is valued across multiple levels. The amounts attributed to Level 1 investments and Level 2 investments represent 73.80% and 26.20%, respectively, of the total market value of this security type. Level 1 investments represent exchange traded investments and Level 2 investments represent investments with observable inputs.

As a result of utilizing international fair value pricing at June 30, 2017, a portion of the common stock in the portfolio was categorized as Level 2.

The securities that have been valued at zero on the “Schedule of investments” are considered to be Level 3 investments.

During the six months ended June 30, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. This does not include transfers between Level 1 investments and Level 2 investments due to the Series utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Series’ net asset value is determined) are established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Series’ net asset value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Series’ net assets at the end of the period.

Emerging Markets Series-13

Delaware VIP® Emerging Markets Series

Notes to financial statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 6/30/17	Year ended 12/31/16
Shares sold:
Standard Class	773,204	1,626,179
Service Class	560,144	1,201,505
Shares issued upon reinvestment of dividends and distributions:
Standard Class	67,184	357,439
Service Class	68,686	565,453

	1,469,218	3,750,576

Shares redeemed:
Standard Class	(770,490)	(1,584,591)
Service Class	(1,492,110)	(3,537,319)

	(2,262,600)	(5,121,910)

Net decrease	(793,382)	(1,371,334)

5. Line of Credit

The Series, along with certain other funds in the Delaware Funds (Participants), is a participant in a $155,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which was allocated across the Participants on the basis of relative net assets of each Participant’s allocation of the entire facility. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on Nov. 6, 2017.

The Series had no amounts outstanding as of June 30, 2017 or at any time during the period then ended.

6. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts

The Series may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Series may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Series’ maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.

During the six months ended June 30, 2017, the Series entered into foreign currency exchange contracts and foreign cross currency exchange contracts to facilitate or expedite the settlement of portfolio transactions.

At June 30, 2017, the Series experienced net realized and unrealized gains or losses attributable to foreign currency holdings, which are disclosed as “Net realized gain on foreign currency exchange contracts” on the “Statement of operations.”

Emerging Markets Series-14

Delaware VIP® Emerging Markets Series

Notes to financial statements (continued)

6. Derivatives (continued)

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Series during the six months ended June 30, 2017.

	Long Derivatives Volume	Short Derivatives Volume
Foreign currency exchange contracts (average cost)	$60,100	$4,148

7. Offsetting

In December 2011, the Financial Accounting Standards Board (FASB) issued guidance that expanded disclosure requirements on the offsetting of certain assets and liabilities. The disclosures are required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset on the “Statement of assets and liabilities” and requires an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarified which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing. The guidance is effective for financial statements with fiscal years beginning on or after Jan. 1, 2013, and interim periods within those fiscal years.

In order to better define its contractual rights and to secure rights that will help the Series mitigate its counterparty risk, the Series entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Series and a counterparty that governs over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Series may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Series does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”

At June 30, 2017, the Series had the no assets and liabilities subject to offsetting provisions.

8. Securities Lending

The Series, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities that are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Cash collateral received by each series of the Trust is generally invested in a series of individual separate accounts, each corresponding to a series. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies ,instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the short fall to the Series or, at the discretion of the lending agent, replace the loaned securities.The Series continues to record dividends or interest, as applicable, on the securities loaned and are subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

Emerging Markets Series-15

Delaware VIP® Emerging Markets Series

Notes to financial statements (continued)

8. Securities Lending (continued)

The Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of a Series’ cash collateral account may be less than the amount the Series would be required to return to the borrowers of the securities and the Series would be required to make up for this shortfall.

During the six months ended June 30, 2017, the Series had no securities out on loan.

9. Credit and Market Risk

Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.”

10. Contractual Obligations

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

11. Recent Accounting Pronouncements

On Oct. 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

12. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2017 that would require recognition or disclosure in the Series’ financial statements.

Emerging Markets Series-16

Delaware VIP® Emerging Markets Series

Notes to financial statements (continued)

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Series’ most recent Form N-Q are available without charge on the Series’ website at delawarefunds.com/vip/literature. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series’ website at delawarefunds.com/proxy; and (ii) on the Commission’s website at sec.gov.

SA-VIPEM 21594 (8/17) (235363)	Emerging Markets Series-17

            Delaware VIP® Trust

            Delaware VIP Smid Cap Core Series

            (formerly, Delaware VIP Smid Cap Growth Series)

            June 30, 2017

Disclosure of Series expenses	3

Security type / sector allocation and top 10 equity holdings	4

Schedule of investments	5

Statement of assets and liabilities	8

Statement of operations	9

Statements of changes in net assets	9

Financial highlights	10

Notes to financial statements	12

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Series is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of June 30, 2017, and subject to change for events occurring after such date.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of Macquarie Investment Management Business Trust, a US registered investment advisor.

The Series is distributed by Delaware Distributors, L.P., an affiliate of Macquarie Investment Management Business Trust and Macquarie Group Limited. Macquarie Investment Management (MIM), a member of Macquarie Group, refers to the companies comprising the asset management division of Macquarie Group Limited and its subsidiaries and affiliates worldwide.

This material may be used in conjunction with the offering of shares in Delaware VIP Smid Cap Core Series only if preceded or accompanied by the Series’ current prospectus or the summary prospectus.

© 2017 Macquarie Management Holdings, Inc. (formerly, Delaware Management Holdings, Inc.)

All third-party marks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP Smid Cap Core Series

Disclosure of Series expenses

For the six-month period from January 1, 2017 to June 30, 2017 (Unaudited)

As a shareholder of the Series, you incur ongoing costs, which may include management fees; distribution and/or service (12b-1) fees; and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Jan. 1, 2017 to June 30, 2017.

Actual expenses

The first section of the table shown, “Actual Series return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense analysis of an investment of $1,000

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Annualized Expense Ratio	Expenses Paid During Period 1/1/17 to 6/30/17*
Actual Series return†
Standard Class	$1,000.00	$1,073.90	0.82%	$4.22
Service Class	1,000.00	1,072.70	1.07%	5.50
Hypothetical 5% return (5% return before expenses)
Standard Class	$1,000.00	$1,020.73	0.82%	$4.11
Service Class	1,000.00	1,019.49	1.07%	5.36

*	“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Smid Cap Core Series-1

Delaware VIP® Trust — Delaware VIP Smid Cap Core Series

Security type / sector allocation and top 10 equity holdings

As of June 30, 2017 (Unaudited)

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Common Stock	97.45%
Basic Materials	9.12%
Business Services	5.89%
Capital Goods	9.53%
Communications Services	0.92%
Consumer Discretionary	2.84%
Consumer Services	2.50%
Consumer Staples	1.86%
Credit Cyclicals	1.99%
Energy	4.89%
Financial Services	17.67%
Healthcare	12.59%
Media	1.23%
Real Estate Investment Trusts	8.05%
Technology	13.16%
Transportation	1.84%
Utilities	3.37%
Short-Term Investments	2.42%
Total Value of Securities	99.87%
Receivables and Other Assets Net of Liabilities	0.13%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Aramark	1.28%
Western Alliance Bancorp	1.24%
Reinsurance Group of America	1.23%
Spire	1.22%
Tenneco	1.19%
MGIC Investment	1.18%
NorthWestern	1.16%
Lazard Class A	1.13%
Great Western Bancorp	1.12%
Diamondback Energy	1.11%

Smid Cap Core Series-2

Delaware VIP® Trust — Delaware VIP Smid Cap Core Series

Schedule of investments

June 30, 2017 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 97.45%
Basic Materials – 9.12%
Axalta Coating Systems †	174,789	$5,600,240
Balchem	81,782	6,355,279
Continental Building Products †	225,662	5,257,925
Eastman Chemical	69,486	5,836,129
Huntsman	231,420	5,979,893
Kaiser Aluminum	47,595	4,213,109
Minerals Technologies	87,722	6,421,250
Neenah Paper	80,453	6,456,353
Reliance Steel & Aluminum	89,493	6,515,985
Worthington Industries	130,450	6,551,199

		59,187,362

Business Services – 5.89%
Aramark	202,549	8,300,458
Convergys	203,606	4,841,751
Gartner †	42,848	5,292,156
On Assignment †	94,360	5,109,594
TransUnion †	108,668	4,706,411
US Ecology	84,250	4,254,625
WageWorks †	85,515	5,746,608

		38,251,603

Capital Goods – 9.53%
AAON	88,748	3,270,364
Acuity Brands	18,821	3,825,933
Barnes Group	70,071	4,101,256
Belden	46,825	3,532,010
ESCO Technologies	57,003	3,400,229
Esterline Technologies †	35,125	3,329,850
Graco	58,278	6,368,620
Granite Construction	136,093	6,565,126
Kadant	68,950	5,185,040
KLX †	80,793	4,039,650
Lincoln Electric Holdings	54,860	5,052,057
Oshkosh	49,950	3,440,556
Rockwell Collins	31,277	3,286,587
United Rentals †	29,075	3,277,043
Woodward	47,450	3,206,671

		61,880,992

Communications Services – 0.92%
InterXion Holding †	130,038	5,953,140

		5,953,140

Consumer Discretionary – 2.84%
Five Below †	93,851	4,633,424
Malibu Boats Class A †	156,491	4,048,422
Steven Madden †	146,461	5,851,117
Tractor Supply	72,042	3,905,397

		18,438,360

Consumer Services – 2.50%
Cheesecake Factory	67,053	3,372,766
Chuy’s Holdings †	78,234	1,830,676
Del Frisco’s Restaurant Group †	203,252	3,272,357

	Number of shares	Value (US $)
Common Stock (continued)
Consumer Services (continued)
Hawaiian Holdings †	78,229	$3,672,851
Jack in the Box	41,250	4,063,125

		16,211,775

Consumer Staples – 1.86%
Casey’s General Stores	39,485	4,229,238
J&J Snack Foods	24,753	3,269,129
Pinnacle Foods	77,577	4,608,074

		12,106,441

Credit Cyclicals – 1.99%
BorgWarner	123,275	5,221,929
Tenneco	133,264	7,706,657

		12,928,586

Energy – 4.89%
Carrizo Oil & Gas †	134,442	2,341,980
Core Laboratories	21,622	2,189,660
Diamondback Energy †	81,342	7,223,983
Parsley Energy Class A †	204,402	5,672,155
Patterson-UTI Energy	149,103	3,010,390
RSP Permian †	80,255	2,589,829
SRC Energy †	446,128	3,002,441
Superior Energy Services †	281,585	2,936,932
US Silica Holdings	78,339	2,780,251

		31,747,621

Financial Services – 17.67%
Arthur J. Gallagher	88,194	5,049,107
East West Bancorp	104,191	6,103,509
Essent Group †	143,833	5,341,958
Great Western Bancorp	178,437	7,282,014
Lazard Class A	157,915	7,316,202
MGIC Investment †	686,240	7,685,888
Old National Bancorp	337,466	5,821,289
Primerica	73,039	5,532,704
Prosperity Bancshares	83,692	5,376,374
Reinsurance Group of America	62,410	8,012,820
RenaissanceRe Holdings	35,912	4,993,564
Selective Insurance Group	77,204	3,864,060
Sterling Bancorp	257,728	5,992,176
Stifel Financial †	142,354	6,545,437
Umpqua Holdings	329,430	6,048,335
Validus Holdings	98,178	5,102,311
Webster Financial	123,339	6,440,763
Western Alliance Bancorp †	163,022	8,020,682
WSFS Financial	92,918	4,213,831

		114,743,024

Healthcare – 12.59%
ABIOMED †	41,303	5,918,720
Align Technology †	41,739	6,265,859
Alkermes †	96,827	5,613,061
Bio-Techne	45,825	5,384,437
Catalent †	150,245	5,273,599

Smid Cap Core Series-3

Delaware VIP® Smid Cap Core Series

Schedule of investments (continued)

	Number of shares	Value (US $)
Common Stock (continued)
Healthcare (continued)
DexCom †	79,334	$5,803,282
Exact Sciences †	93,418	3,304,195
HealthSouth	109,589	5,304,108
ICON (Ireland) †	61,026	5,967,732
Ligand Pharmaceuticals Class B †	52,204	6,337,566
Medicines †	120,552	4,582,181
Neurocrine Biosciences †	101,670	4,676,820
TESARO †	33,825	4,730,765
WellCare Health Plans †	39,762	7,139,665
West Pharmaceutical Services	57,451	5,430,268

		81,732,258

Media – 1.23%
Cinemark Holdings	77,949	3,028,319
Interpublic Group	201,678	4,961,279

		7,989,598

Real Estate Investment Trusts – 8.05%
Apartment Investment & Management	129,671	5,571,963
Brixmor Property Group	311,302	5,566,080
DCT Industrial Trust	55,503	2,966,080
EPR Properties	65,401	4,700,370
Equity Commonwealth †	114,925	3,631,630
First Industrial Realty Trust	103,860	2,972,473
Gramercy Property Trust	142,183	4,224,257
Kite Realty Group Trust	326,860	6,187,460
Life Storage	84,487	6,260,487
Pebblebrook Hotel Trust	128,972	4,158,057
Ramco-Gershenson Properties Trust	467,193	6,026,790

		52,265,647

Technology – 13.16%
Arista Networks †	27,069	4,054,665
Blackbaud	28,480	2,442,160
ExlService Holdings †	96,841	5,382,423
GrubHub †	87,406	3,810,902
Guidewire Software †	62,304	4,280,908
II-VI †	90,743	3,112,485
j2 Global	76,591	6,517,128
KeyW Holding †	293,333	2,742,664
LendingTree †	20,582	3,544,220
MACOM Technology Solutions Holdings †	68,716	3,832,291
MaxLinear Class A †	132,611	3,698,521
Microsemi †	149,648	7,003,526
NETGEAR †	83,692	3,607,125
Paycom Software †	34,727	2,375,674
Proofpoint †	62,454	5,422,881
PTC †	60,774	3,349,863
Semtech †	143,136	5,117,112
SS&C Technologies Holdings	103,501	3,975,473
Tyler Technologies †	23,108	4,059,382
WNS Holdings ADR †	137,401	4,721,098

	Number of shares	Value (US $)
Common Stock (continued)
Technology (continued)
Yelp †	79,831	$2,396,527

		85,447,028

Transportation – 1.84%
Genesee & Wyoming †	80,662	5,516,474
XPO Logistics †	99,002	6,398,499

		11,914,973

Utilities – 3.37%
NorthWestern	123,866	7,558,303
South Jersey Industries	186,914	6,386,851
Spire	113,276	7,901,001

		21,846,155

Total Common Stock (cost $599,401,783)		632,644,563

	Principal amount°
Short-Term Investments – 2.42%
Discount Note – 0.28% ≠
Federal Home Loan Bank 0.95% 7/10/17	1,803,417	1,803,069

		1,803,069

Repurchase Agreement – 1.71%
Bank of America Merrill Lynch 0.99%, dated 6/30/17, to be repurchased on 7/3/17, repurchase price $3,081,361 (collateralized by US government obligations 3.375% 5/15/44; market value $3,142,731)	3,081,107	3,081,107
Bank of Montreal 0.93%, dated 6/30/17, to be repurchased on 7/3/17, repurchase price $5,135,576 (collateralized by US government obligations 0.625%-3.75% 7/31/17-2/15/45; market value $5,237,883)	5,135,178	5,135,178
BNP Paribas 1.05%, dated 6/30/17, to be repurchased on 7/3/17, repurchase price $2,885,072 (collateralized by US government obligations 0.00%-2.00% 8/15/17-11/15/45; market value $2,942,518)	2,884,820	2,884,820

		11,101,105

Smid Cap Core Series-4

Delaware VIP® Smid Cap Core Series

Schedule of investments (continued)

	Principal amount°	Value (US $)
Short-Term Investments (continued)
US Treasury Obligation – 0.43% ≠
US Treasury Bill 0.70% 7/13/17	2,827,286	$2,826,686

		2,826,686

Total Short-Term Investments (cost $15,730,720)		15,730,860

Total Value of Securities – 99.87% (cost $615,132,503)	$648,375,423

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
†	Non-income producing security.

ADR – American Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

Smid Cap Core Series-5

Delaware VIP® Trust — Delaware VIP Smid Cap Core Series
Statement of assets and liabilities	June 30, 2017 (Unaudited)

Assets:
Investments, at value[1]	$632,644,563
Short-term investments, at value[2]	15,730,860
Cash	264,883
Dividends and interest receivable	631,649
Receivable for series shares sold	298,886
Foreign tax reclaims receivable	365,194

Total assets	649,936,035

Liabilities:
Investment management fees payable to affiliates	395,428
Other accrued expenses	167,367
Payable for series shares redeemed	57,873
Distribution fees payable to affiliates	49,229
Audit and tax fees payable	16,733
Dividend disbursing and transfer agent fees and expenses payable to affiliates	4,017
Accounting and administration expenses payable to affiliates	2,474
Trustees’ fees and expenses payable	1,649
Legal fees payable to affiliates	1,636
Reports and statements to shareholders expenses payable to affiliates	425

Total liabilities	696,831

Total Net Assets	$649,239,204

Net Assets Consist of:
Paid-in capital	$428,617,610
Distributions in excess of net investment income	(64,369)
Accumulated net realized gain on investments	187,438,962
Net unrealized appreciation of investments	33,242,920
Net unrealized appreciation of foreign currencies	4,081

Total Net Assets	$649,239,204

Net Asset Value
Standard Class:
Net assets	$410,324,582
Shares of beneficial interest outstanding, unlimited authorization, no par	14,632,584
Net asset value per share	$28.04

Service Class:
Net assets	$238,914,622
Shares of beneficial interest outstanding, unlimited authorization, no par	8,966,326
Net asset value per share	$26.65

[1]Investments, at cost	$599,401,783
[2]Short-term investments, at cost	15,730,720

See accompanying notes, which are an integral part of the financial statements.

Smid Cap Core Series-6

Delaware VIP® Trust —

Delaware VIP Smid Cap Core Series

Statement of operations

Six months ended June 30, 2017 (Unaudited)

Investment Income:
Dividends	$2,861,107
Interest	98,404
Foreign tax withheld	(94,288)

2,865,223

Expenses:
Management fees	2,356,076
Distribution expenses – Service Class	354,285
Accounting and administration expenses	98,073
Reports and statements to shareholders expenses	50,825
Legal fees	28,724
Dividend disbursing and transfer agent fees and expenses	26,755
Audit and tax fees	16,750
Trustees’ fees and expenses	16,087
Custodian fees	9,541
Registration fees	2,342
Other	8,326

2,967,784
Less waived distribution expenses – Service Class	(59,048)
Less expense paid indirectly	(1)

Total operating expenses	2,908,735

Net Investment Loss	(43,512)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	188,639,041
Foreign currencies	(73,897)
Foreign currency exchange contracts	(114,719)

Net realized gain	188,450,425

Net change in unrealized appreciation (depreciation) of:
Investments	(143,040,148)
Foreign currencies	21,303

Net change in unrealized appreciation (depreciation)	(143,018,845)

Net Realized and Unrealized Gain	45,431,580

Net Increase in Net Assets Resulting from Operations	$45,388,068

Delaware VIP Trust —

Delaware VIP Smid Cap Core Series

Statements of changes in net assets

	Six months ended 6/30/17 (Unaudited)	Year ended 12/31/16
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(43,512)	$1,451,373
Net realized gain	188,450,425	42,866,620
Net change in unrealized appreciation (depreciation)	(143,018,845)	4,124,790

Net increase in net assets resulting from operations	45,388,068	48,442,783

Dividends and Distributions to Shareholders from:
Net investment income:
Standard Class	(1,251,028)	(901,532)
Service Class	(211,590)	—
Net realized gain:
Standard Class	(26,972,718)	(49,931,968)
Service Class	(16,605,555)	(30,966,415)

	(45,040,891)	(81,799,915)

Capital Share Transactions:
Proceeds from shares sold:
Standard Class	7,479,690	11,355,546
Service Class	7,843,574	17,800,251

Net asset value of shares based upon reinvestment of dividends and distributions:
Standard Class	28,223,607	50,833,500
Service Class	16,817,144	30,966,415

	60,364,015	110,955,712

Cost of shares redeemed:
Standard Class	(20,823,837)	(41,403,985)
Service Class	(16,882,191)	(34,451,586)

	(37,706,028)	(75,855,571)

Increase in net assets derived from capital share transactions	22,657,987	35,100,141

Net Increase in Net Assets	23,005,164	1,743,009

Net Assets:
Beginning of period	626,234,040	624,491,031

End of period	$649,239,204	$626,234,040

Undistributed (distributions in excess of) net investment income	$(64,369)	$1,441,761

See accompanying notes, which are an integral part of the financial statements.

Smid Cap Core Series-7

Delaware VIP® Trust — Delaware VIP Smid Cap Core Series

Financial highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Smid Cap Core Series Standard Class
	Six months ended 6/30/17[1,2]	Year ended
	(Unaudited)	12/31/16	12/31/15	12/31/14	12/31/13	12/31/12
Net asset value, beginning of period	$28.08	$29.79	$30.20	$32.39	$24.37	$23.19

Income from investment operations:
Net investment income[3]	0.01	0.09	0.07	0.12	0.04	0.03
Net realized and unrealized gain	2.00	2.15	2.21	0.62	9.55	2.57

Total from investment operations	2.01	2.24	2.28	0.74	9.59	2.60

Less dividends and distributions from:
Net investment income	(0.09)	(0.07)	(0.12)	(0.02)	(0.01)	(0.06)
Net realized gain	(1.96)	(3.88)	(2.57)	(2.91)	(1.56)	(1.36)

Total dividends and distributions	(2.05)	(3.95)	(2.69)	(2.93)	(1.57)	(1.42)

Net asset value, end of period	$28.04	$28.08	$29.79	$30.20	$32.39	$24.37

Total return[4]	7.39%	8.29%	7.54%	3.15%	41.32%	11.02%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$410,324	$394,898	$394,406	$386,290	$422,823	$318,002
Ratio of expenses to average net assets	0.82%	0.82%	0.83%	0.83%	0.83%	0.84%
Ratio of net investment income to average net assets	0.08%	0.33%	0.24%	0.40%	0.14%	0.11%
Portfolio turnover	106%	15%	23%	18%	19%	23%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]

Effective April 28, 2017, Jackson Square Partners, LLC no longer serves as sub-advisor to the Series. The Series’ portfolio turnover rate increased substantially during the six months ended June 30, 2017.

[3]	The average shares outstanding method has been applied for per share information.
[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

See accompanying notes, which are an integral part of the financial statements.

Smid Cap Core Series-8

Delaware VIP® Trust — Delaware VIP Smid Cap Core Series

Financial highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Smid Cap Core Series Service Class
	Six months ended 6/30/17[1,2]	Year ended
	(Unaudited)	12/31/16	12/31/15		12/31/14	12/31/13	12/31/12
Net asset value, beginning of period	$26.75	$28.56	$29.06		$31.33	$23.67	$22.57

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.02)	0.02	—	[4]	0.04	(0.03)	(0.03)
Net realized and unrealized gain	1.91	2.05	2.12		0.60	9.25	2.49

Total from investment operations	1.89	2.07	2.12		0.64	9.22	2.46

Less dividends and distributions from:
Net investment income	(0.03)	—	(0.05)		—	—	—	[5]
Net realized gain	(1.96)	(3.88)	(2.57)		(2.91)	(1.56)	(1.36)

Total dividends and distributions	(1.99)	(3.88)	(2.62)		(2.91)	(1.56)	(1.36)

Net asset value, end of period	$26.65	$26.75	$28.56		$29.06	$31.33	$23.67

Total return[6]	7.27%	8.02%	7.31%		2.87%	40.98%	10.71%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$238,915	$231,336	$230,085		$203,931	$227,831	$173,948
Ratio of expenses to average net assets	1.07%	1.07%	1.08%		1.08%	1.08%	1.09%
Ratio of expenses to average net assets prior to fees waived	1.12%	1.12%	1.13%		1.13%	1.13%	1.14%
Ratio of net investment income (loss) to average net assets	(0.17% )	0.08%	(0.01%	)	0.15%	(0.11% )	(0.14%	)
Ratio of net investment income (loss) to average net assets prior to fees waived	(0.22% )	0.03%	(0.06%	)	0.10%	(0.16% )	(0.19%	)
Portfolio turnover	106%	15%	23%		18%	19%	23%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]

Effective April 28, 2017, Jackson Square Partners, LLC no longer serves as sub-advisor to the Series. The Series’ portfolio turnover rate increased substantially during the six months ended June 30, 2017.

[3]	The average shares outstanding method has been applied for per share information.
[4]	Amount is less than $(0.005) per share.
[5]	For the year ended Dec. 31, 2012, net investment income distributions of $15,963 were made by the Series’ Service Class, which calculated to a de minimis amount of $0.002 per share.
[6]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the distributor. Performance would have been lower had the waiver not been in effect. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

See accompanying notes, which are an integral part of the financial statements.

Smid Cap Core Series-9

Delaware VIP® Trust — Delaware VIP Smid Cap Core Series

Notes to financial statements

June 30, 2017 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 10 series: Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Core Series (formerly, Delaware VIP Smid Cap Growth Series), Delaware VIP U.S. Growth Series, and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Smid Cap Core Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Standard Class and Service Class shares. The Standard Class shares do not carry a distribution and service (12b-1) fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Series.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trusts’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal and Foreign Income Taxes—No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on the Series’ federal income tax returns through the six months ended June 30, 2017, and for all open tax years (years ended Dec. 31, 2013–Dec. 31, 2016), and has concluded that no provision for federal income tax is required in the Series’ financial statements. In regard to foreign taxes only, the Series has open tax years in certain foreign countries in which it invests in that may date back to the inception of the Series. If applicable, the Series recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the “Statement of operations.” During the six months ended June 30, 2017, the Series did not incur any interest or tax penalties.

Class Accounting—Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements—The Series may purchase certain US government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on June 30, 2017, and matured on the next business day.

Foreign Currency Transactions—Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Series’ prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. These gains and losses are included on the “Statement of operations” under “Net realized and unrealized gain (loss) on investments.” The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates—The Series is an investment company, whose financial statements are prepared in conformity with US GAAP. Therefore, the Series follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Smid Cap Core Series-10

Delaware VIP® Smid Cap Core Series

Notes to financial statements (continued)

1. Significant Accounting Policies (continued)

Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware FundsSM by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Series may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Series in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Series on the transaction. There were no commission rebates for the six months ended June 30, 2017.

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended June 30, 2017.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expense paid under this arrangement is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset shown under “Less expense paid indirectly.” For the six months ended June 30, 2017, the Series earned $1 under this agreement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust, (formerly, Delaware Management Business Trust), and the investment manager, an annual fee which is calculated daily and paid monthly at the rate of 0.75% on the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

Prior to April 28, 2017, Jackson Square Partners, LLC (JSP), a related party of DMC, furnished investment sub-advisory services to the Series. For these services, DMC, not the Series, paid JSP fees based on the aggregate average daily net assets of the Series at the following annual rate: 0.45% of the first $500 million; 0.42% of the next $500 million; 0.39% of the next $1.5 billion; and 0.36% of aggregate average daily net assets in excess of $2.5 billion.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the Delaware Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above are allocated among all funds in the Delaware Funds on a relative net asset value (NAV) basis. For the six months ended June 30, 2017, the Series was charged $14,795 for these services. This amount is included on the “Statement of operations” under “Accounting and administration expenses.”

DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated daily and paid monthly at the annual rate of 0.0075% of the Series’ average daily net assets. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended June 30, 2017, the Series was charged $23,915 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are paid by the Series and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.”

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive 12b-1 fees from Jan. 1, 2017 through June 30, 2017* in order to limit 12b-1 fees of the Service Class shares to 0.25% of average daily net assets. Standard Class shares pay no 12b-1 fees.

As provided in the investment management agreement, the Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Series. For the six months ended June 30, 2017, the Series was charged $11,485 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

Smid Cap Core Series-11

Delaware VIP® Smid Cap Core Series

Notes to financial statements (continued)

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

Cross trades for the six months ended June 30, 2017 were executed by the Series pursuant to procedures adopted by the Board designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the procedures adopted by the Board. Pursuant to these procedures, for the six months ended June 30, 2017, the Series engaged in securities purchases of $4,757,054.

*The aggregate contractual waiver period covering this report is from April 29, 2016 through May 1, 2018.

3. Investments

For the six months ended June 30, 2017, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$649,258,425
Sales	658,020,035

At June 30, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2017, the cost and unrealized appreciation (depreciation) of investments for the Series were as follows:

Cost of Investments	Aggregate Unrealized Appreciation of Investments	Aggregate Unrealized Depreciation of Investments	Net Unrealized Appreciation of Investments
$615,132,503	$47,364,378	$(14,121,458)	$33,242,920

US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 -	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 -

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 -	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

Smid Cap Core Series-12

Delaware VIP® Smid Cap Core Series

Notes to financial statements (continued)

3. Investments (continued)

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2017:

Securities	Level 1	Level 2	Total
Assets:
Common Stock	$632,644,563	$—	$632,644,563
Short-Term Investments	—	15,730,860	15,730,860

Total Value of Securities	$632,644,563	$15,730,860	$648,375,423

During the six months ended June 30, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. This does not include transfers between Level 1 investments and Level 2 investments due to the Series utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Series occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Series’ NAV is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Series’ NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At June 30, 2017, there were no Level 3 investments.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 6/30/17	Year ended 12/31/16
Shares sold:
Standard Class	263,859	410,393
Service Class	289,097	681,271

Shares issued upon reinvestment of dividends and distributions:
Standard Class	1,036,494	1,917,522
Service Class	649,561	1,223,969

	2,239,011	4,233,155

Shares redeemed:
Standard Class	(730,742)	(1,504,944)
Service Class	(620,629)	(1,314,448)

	(1,351,371)	(2,819,392)

Net increase	887,640	1,413,763

5. Line of Credit

The Series, along with certain other funds in the Delaware Funds (Participants) is a participant in a $155,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants on the basis of relative net assets of each Participant’s allocation of the entire facility. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on Nov. 6, 2017.

The Series had no amounts outstanding as of June 30, 2017 or at any time during the period then ended.

Smid Cap Core Series-13

Delaware VIP® Smid Cap Core Series

Notes to financial statements (continued)

6. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts

The Series enters into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Series may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Series’ maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.

There were no foreign currency exchange contracts outstanding at June 30, 2017.

During the six months ended June 30, 2017, the Series entered into foreign currency exchange contracts to fix the US dollar value of a security between trade date and settlement date.

During the six months ended June 30, 2017, the Series experienced net realized gains or losses attributable to foreign currency holdings, which is disclosed as “Net realized gain (loss) on foreign currency exchange contracts” on the “Statement of operations.”

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Series during the six months ended June 30, 2017.

	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$—	$246,368

7. Offsetting

In December 2011, the Financial Accounting Standards Board (FASB) issued guidance that expanded disclosure requirements on the offsetting of certain assets and liabilities. The disclosures are required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset on the “Statement of assets and liabilities” and require an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarified which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing.

In order to better define its contractual rights and to secure rights that will help the Series mitigate its counterparty risk, the Series entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Series and a counterparty that governs certain over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Series may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

Smid Cap Core Series-14

Delaware VIP® Smid Cap Core Series

Notes to financial statements (continued)

7. Offsetting (continued)

For financial reporting purposes, the Series does not offset derivative assets and derivatives liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”

Master Repurchase Agreements

Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Bank of America Merrill Lynch	$3,081,107	$(3,081,107)	$—	$(3,081,107)	$—
Bank of Montreal	5,135,178	(5,135,178)	—	(5,135,178)	—
BNP Paribas	2,884,820	(2,884,820)	—	(2,884,820)	—

Total	$11,101,105	$(11,101,105)	$—	$(11,101,105)	$—

(a)	The value of the related collateral received exceeded the value of the repurchase agreements as of June 30, 2017.
(b)	Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

8. Securities Lending

The Series, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities that are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Cash collateral received by each series of the Trust is generally invested in a series of individual separate accounts, each corresponding to a Series. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. A Series can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of a Series’ cash collateral account may be less than the amount the Series would be required to return to the borrowers of the securities and the Series would be required to make up for this shortfall.

During the six months ended June 30, 2017, the Series had no securities out on loan.

9. Credit and Market Risk

The Series invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

Smid Cap Core Series-15

Delaware VIP® Smid Cap Core Series

Notes to financial statements (continued)

9. Credit and Market Risk (continued)

The Series invests in REITs and is subject to the risks associated with that industry. If the Series holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended June 30, 2017. The Series’ REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of June 30, 2017, there were no Rule 144A securities held by the Series.

10. Contractual Obligations

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

11. Recent Accounting Pronouncements

On Oct. 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

12. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2017 that would require recognition or disclosure in the Series’ financial statements.

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Series’ most recent Form N-Q are available without charge on the Series’ website at delawarefunds.com/vip/literature. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series’ website at delawarefunds.com/proxy; and (ii) on the Commission’s website at sec.gov.

SA-VIPSCC 21600 (8/17) (235363)	Smid Cap Core Series-16

            Delaware VIP® Trust

            Delaware VIP High Yield Series

            June 30, 2017

Disclosure of Series expenses	1

Security type / sector allocation	2

Schedule of investments	3

Statement of assets and liabilities	8

Statement of operations	9

Statements of changes in net assets	9

Financial highlights	10

Notes to financial statements	12

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Series is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of June 30, 2017, and subject to change for events occurring after such date.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of Macquarie Investment Management Business Trust, a US registered investment advisor.

The Series is distributed by Delaware Distributors, L.P., an affiliate of Macquarie Investment Management Business Trust and Macquarie Group Limited. Macquarie Investment Management (MIM), a member of Macquarie Group, refers to the companies comprising the asset management division of Macquarie Group Limited and its subsidiaries and affiliates worldwide.

This material may be used in conjunction with the offering of shares in Delaware VIP High Yield Series only if preceded or accompanied by the Series’ current prospectus or the summary prospectus.

© 2017 Macquarie Management Holdings, Inc. (formerly, Delaware Management Holdings, Inc.)

All third-party marks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP High Yield Series

Disclosure of Series expenses

For the six-month period January 1, 2017 to June 30, 2017 (Unaudited)

As a shareholder of the Series, you incur ongoing costs, which may include management fees; distribution and/or service (12b-1) fees; and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Jan. 1, 2017 to June 30, 2017.

Actual expenses

The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense analysis of an investment of $1,000

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Annualized Expense Ratio	Expenses Paid During Period 1/1/17 to 6/30/17*
Actual Series return†
Standard Class	$1,000.00	$1,045.90	0.74%	$3.75
Service Class	1,000.00	1,043.60	0.99%	5.02
Hypothetical 5% return (5% return before expenses)
Standard Class	$1,000.00	$1,021.12	0.74%	$3.71
Service Class	1,000.00	1,019.89	0.99%	4.96

*	“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

High Yield Series-1

Delaware VIP® Trust — Delaware VIP High Yield Series

Security type / sector allocation

As of June 30, 2017 (Unaudited)

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Convertible Bond	0.15%
Corporate Bonds	91.33%
Automotive	0.44%
Banking	3.18%
Basic Industry	14.18%
Capital Goods	3.07%
Consumer Cyclical	6.78%
Consumer Non-Cyclical	4.00%
Energy	14.37%
Financial Services	1.53%
Healthcare	9.92%
Insurance	1.71%
Media	10.40%
Retail	0.44%
Services	5.52%
Technology & Electronics	3.97%
Telecommunications	7.87%
Transportation	0.65%
Utilities	3.30%
Municipal Bond	0.29%
Loan Agreements	3.01%
Common Stock	0.00%
Preferred Stock	1.04%
Short-Term Investments	3.54%
Total Value of Securities	99.36%
Receivables and Other Assets Net of Liabilities	0.64%
Total Net Assets	100.00%

High Yield Series-2

Delaware VIP® Trust — Delaware VIP High Yield Series

Schedule of investments

June 30, 2017 (Unaudited)

	Principal amount°	Value (US $)

Convertible Bond – 0.15%
General Cable 4.50% exercise price $31.33, maturity date 11/15/29 f	525,000	$398,016

Total Convertible Bond (cost $413,854)		398,016

Corporate Bonds – 91.33%
Automotive – 0.44%
American Tire Distributors 144A 10.25% 3/1/22 #	1,145,000	1,190,800

		1,190,800

Banking – 3.18%
Ally Financial 5.75% 11/20/25	1,740,000	1,837,875
Credit Suisse Group 144A 6.25% 12/29/49 #•	1,315,000	1,400,330
Lloyds Banking Group 7.50% 4/30/49 •	620,000	685,487
Popular 7.00% 7/1/19	1,895,000	1,999,225
Royal Bank of Scotland Group 8.625% 12/29/49 •	1,010,000	1,103,425
UBS Group 6.875% 12/29/49 •	1,425,000	1,540,446

		8,566,788

Basic Industry – 14.18%
Allegheny Technologies 7.875% 8/15/23	620,000	651,000
BMC East 144A 5.50% 10/1/24 #	855,000	895,613
Boise Cascade 144A 5.625% 9/1/24 #	1,465,000	1,516,275
Builders FirstSource 144A 5.625% 9/1/24 #	730,000	762,850
144A 10.75% 8/15/23 #	1,230,000	1,423,725
Cemex 144A 7.75% 4/16/26 #	1,880,000	2,154,950
CEMEX Finance 144A 6.00% 4/1/24 #	785,000	836,103
Chemours 5.375% 5/15/27	760,000	780,900
7.00% 5/15/25	565,000	618,675
Cliffs Natural Resources 144A 5.75% 3/1/25 #	1,355,000	1,283,863
Coeur Mining 144A 5.875% 6/1/24 #	940,000	915,325
FMG Resources August 2006 144A 5.125% 5/15/24 #	705,000	706,763
Freeport-McMoRan 6.875% 2/15/23	2,325,000	2,464,500
Hexion 144A 10.375% 2/1/22 #	740,000	736,300
Hudbay Minerals 144A 7.25% 1/15/23 #	140,000	145,075
144A 7.625% 1/15/25 #	1,150,000	1,210,375
James Hardie International Finance 144A 5.875% 2/15/23 #	200,000	210,500
Joseph T Ryerson & Son 144A 11.00% 5/15/22 #	1,155,000	1,309,481
Koppers 144A 6.00% 2/15/25 #	1,410,000	1,501,650
Kraton Polymers 144A 7.00% 4/15/25 #	1,040,000	1,097,200
144A 10.50% 4/15/23 #	580,000	672,800

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Basic Industry (continued)
NCI Building Systems 144A 8.25% 1/15/23 #	1,214,000	$1,318,707
New Gold 144A 6.25% 11/15/22 #	465,000	480,113
144A 6.375% 5/15/25 #	995,000	1,027,337
NOVA Chemicals 144A 5.25% 6/1/27 #	1,365,000	1,361,587
Novelis 144A 6.25% 8/15/24 #	1,795,000	1,889,237
Olin 5.125% 9/15/27	2,050,000	2,116,625
PQ 144A 6.75% 11/15/22 #	615,000	662,663
Steel Dynamics 5.00% 12/15/26	1,375,000	1,414,531
Summit Materials 144A 5.125% 6/1/25 #	725,000	744,937
6.125% 7/15/23	1,540,000	1,620,850
8.50% 4/15/22	380,000	431,300
US Concrete 6.375% 6/1/24	1,430,000	1,515,800
Zekelman Industries 144A 9.875% 6/15/23 #	1,580,000	1,779,475

		38,257,085

Capital Goods – 3.07%
Ardagh Packaging Finance 144A 6.00% 2/15/25 #	1,290,000	1,357,725
BWAY Holding 144A 5.50% 4/15/24 #	1,265,000	1,295,044
144A 7.25% 4/15/25 #	1,010,000	1,027,675
Flex Acquisition 144A 6.875% 1/15/25 #	1,335,000	1,390,903
General Cable 5.75% 10/1/22	490,000	492,450
StandardAero Aviation Holdings 144A 10.00% 7/15/23 #	1,215,000	1,351,687
TransDigm 6.375% 6/15/26	1,350,000	1,373,625

		8,289,109

Consumer Cyclical – 6.78%
AMC Entertainment Holdings 144A 6.125% 5/15/27 #	1,320,000	1,396,309
Boyd Gaming 6.375% 4/1/26	1,865,000	2,021,194
ESH Hospitality 144A 5.25% 5/1/25 #	2,015,000	2,093,081
JC Penney 8.125% 10/1/19	468,000	512,460
Landry’s 144A 6.75% 10/15/24 #	1,330,000	1,364,913
Live Nation Entertainment 144A 4.875% 11/1/24 #	962,000	978,835
MGM Resorts International 4.625% 9/1/26	1,445,000	1,466,675
Mohegan Gaming & Entertainment 144A 7.875% 10/15/24 #	1,800,000	1,878,750
Penn National Gaming 144A 5.625% 1/15/27 #	1,380,000	1,409,325
Penske Automotive Group 5.50% 5/15/26	1,910,000	1,905,225
Rite Aid 144A 6.125% 4/1/23 #	710,000	701,125

High Yield Series-3

Delaware VIP® High Yield Series

Schedule of investments (continued)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
Scientific Games International 10.00% 12/1/22	2,320,000	$2,552,000

		18,279,892

Consumer Non-Cyclical – 4.00%
Albertsons 144A 5.75% 3/15/25 #	95,000	88,587
144A 6.625% 6/15/24 #	1,850,000	1,840,750
Cott Holdings 144A 5.50% 4/1/25 #	1,540,000	1,574,650
Dean Foods 144A 6.50% 3/15/23 #	1,095,000	1,157,963
JBS USA 144A 5.75% 6/15/25 #	1,415,000	1,337,175
Kronos Acquisition Holdings 144A 9.00% 8/15/23 #	1,395,000	1,395,000
Post Holdings 144A 5.00% 8/15/26 #	705,000	705,000
144A 5.75% 3/1/27 #	695,000	717,587
Revlon Consumer Products 6.25% 8/1/24	1,375,000	1,203,125
Tempur Sealy International 5.50% 6/15/26	765,000	779,344

		10,799,181

Energy – 14.37%
Alta Mesa Holdings 144A 7.875% 12/15/24 #	1,355,000	1,371,937
AmeriGas Partners 5.875% 8/20/26	1,370,000	1,411,100
Antero Resources 144A 5.00% 3/1/25 #	505,000	492,375
5.625% 6/1/23	322,000	327,635
Cheniere Corpus Christi Holdings 144A 5.125% 6/30/27 #	615,000	631,144
5.875% 3/31/25	615,000	658,050
7.00% 6/30/24	690,000	772,800
Chesapeake Energy 144A 8.00% 12/15/22 #	399,000	423,439
144A 8.00% 1/15/25 #	425,000	422,344
144A 8.00% 6/15/27 #	695,000	683,706
Crestwood Midstream Partners 144A 5.75% 4/1/25 #	1,325,000	1,325,000
Genesis Energy 5.625% 6/15/24	320,000	304,800
5.75% 2/15/21	835,000	837,087
6.00% 5/15/23	290,000	285,650
6.75% 8/1/22	977,000	984,327
Gulfport Energy 6.625% 5/1/23	1,435,000	1,445,763
Halcon Resources 144A 6.75% 2/15/25 #	1,435,000	1,298,675
Hilcorp Energy I 144A 5.00% 12/1/24 #	742,000	686,350
144A 5.75% 10/1/25 #	691,000	654,723
Laredo Petroleum 6.25% 3/15/23	1,460,000	1,456,350
Murphy Oil 6.875% 8/15/24	1,895,000	1,985,013
Murphy Oil USA 5.625% 5/1/27	2,680,000	2,797,250

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Newfield Exploration 5.375% 1/1/26	1,355,000	$1,409,200
NuStar Logistics 5.625% 4/28/27	1,500,000	1,578,750
Oasis Petroleum 6.50% 11/1/21	350,000	341,250
6.875% 3/15/22	1,305,000	1,272,375
Precision Drilling 6.50% 12/15/21	895,000	880,456
6.625% 11/15/20	609,868	600,720
144A 7.75% 12/15/23 #	490,000	485,100
QEP Resources 6.875% 3/1/21	1,935,000	2,017,237
Southwestern Energy 4.10% 3/15/22	685,000	641,759
6.70% 1/23/25	1,365,000	1,341,113
Summit Midstream Holdings 5.75% 4/15/25	900,000	909,000
Targa Resources Partners 144A 5.375% 2/1/27 #	1,345,000	1,398,800
Tesoro Logistics 5.25% 1/15/25	1,360,000	1,433,100
Transocean 144A 9.00% 7/15/23 #	1,220,000	1,271,850
Transocean Proteus 144A 6.25% 12/1/24 #	593,750	608,594
WildHorse Resource Development 144A 6.875% 2/1/25 #	1,410,000	1,328,925

		38,773,747

Financial Services – 1.53%
AerCap Global Aviation Trust 144A 6.50% 6/15/45 #•	1,370,000	1,462,475
E*TRADE Financial 5.875% 12/29/49 •	1,365,000	1,453,725
NFP 144A 6.875% 7/15/25 #	1,200,000	1,215,000

		4,131,200

Healthcare – 9.92%
Air Medical Group Holdings 144A 6.375% 5/15/23 #	2,150,000	2,047,875
ASP AMC Merger Sub 144A 8.00% 5/15/25 #	750,000	714,375
Change Healthcare Holdings 144A 5.75% 3/1/25 #	1,430,000	1,463,963
CHS 6.25% 3/31/23	1,310,000	1,357,291
DaVita 5.00% 5/1/25	1,610,000	1,618,050
5.125% 7/15/24	15,000	15,253
HCA 5.375% 2/1/25	2,545,000	2,690,829
5.875% 2/15/26	745,000	806,463
7.58% 9/15/25	580,000	668,450
HealthSouth 5.75% 11/1/24	790,000	814,095
5.75% 9/15/25	1,785,000	1,887,637
Hill-Rom Holdings 144A 5.00% 2/15/25 #	535,000	548,375
144A 5.75% 9/1/23 #	860,000	909,450

High Yield Series-4

Delaware VIP® High Yield Series

Schedule of investments (continued)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Healthcare (continued)
inVentiv Group Holdings 144A 7.50% 10/1/24 #	755,000	$822,950
Mallinckrodt International Finance 144A 5.50% 4/15/25 #	270,000	237,600
144A 5.625% 10/15/23 #	865,000	793,637
MPH Acquisition Holdings 144A 7.125% 6/1/24 #	2,020,000	2,158,875
Surgery Center Holdings 144A 6.75% 7/1/25 #	690,000	700,350
144A 8.875% 4/15/21 #	690,000	749,513
Team Health Holdings 144A 6.375% 2/1/25 #	1,030,000	1,001,675
Tenet Healthcare 8.00% 8/1/20	2,050,000	2,078,187
8.125% 4/1/22	820,000	873,300
THC Escrow III 144A 5.125% 5/1/25 #	1,130,000	1,137,063
144A 7.00% 8/1/25 #	655,000	654,181

		26,749,437

Insurance – 1.71%
HUB International 144A 7.875% 10/1/21 #	1,800,000	1,881,000
KIRS Midco 3 144A 8.625% 7/15/23 #	600,000	609,750
USIS Merger Sub 144A 6.875% 5/1/25 #.	2,085,000	2,126,700

		4,617,450

Media – 10.40%
Altice Luxembourg 144A 7.75% 5/15/22 #	2,060,000	2,188,750
CCO Holdings 144A 5.50% 5/1/26 #	160,000	170,200
144A 5.75% 2/15/26 #	845,000	906,263
144A 5.875% 5/1/27 #	2,010,000	2,153,213
Cequel Communications Holdings I 144A 7.75% 7/15/25 #	530,000	588,300
CSC Holdings 144A 10.875% 10/15/25 #	2,795,000	3,371,469
DISH DBS 7.75% 7/1/26	1,261,000	1,497,437
Gray Television 144A 5.875% 7/15/26 #	2,060,000	2,106,350
Lamar Media 5.75% 2/1/26	932,000	1,007,725
Nexstar Broadcasting 144A 5.625% 8/1/24 #	1,310,000	1,329,650
Nielsen Co. Luxembourg 144A 5.00% 2/1/25 #	750,000	770,625
SFR Group 144A 7.375% 5/1/26 #	2,045,000	2,226,494
Sinclair Television Group 144A 5.125% 2/15/27 #	1,440,000	1,400,400
Sirius XM Radio 144A 5.375% 4/15/25 # .	1,360,000	1,409,300
Tribune Media 5.875% 7/15/22	1,185,000	1,247,213
Virgin Media Secured Finance 144A 5.25% 1/15/26 #	1,470,000	1,535,503

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Media (continued)
VTR Finance 144A 6.875% 1/15/24 #	2,535,000	$2,693,437
WideOpenWest Finance 10.25% 7/15/19	1,413,000	1,457,156

		28,059,485

Retail – 0.44%
Petsmart 144A 5.875% 6/1/25 #	1,210,000	1,172,187

		1,172,187

Services – 5.52%
Advanced Disposal Services 144A 5.625% 11/15/24 #	1,410,000	1,455,825
Avis Budget Car Rental 144A 6.375% 4/1/24 #	1,035,000	1,037,587
Cardtronics 144A 5.50% 5/1/25 #	1,075,000	1,109,937
Covanta Holding 5.875% 7/1/25	1,345,000	1,308,013
GEO Group 5.875% 10/15/24	460,000	477,250
6.00% 4/15/26	1,005,000	1,047,713
Herc Rentals 144A 7.50% 6/1/22 #	350,000	371,000
144A 7.75% 6/1/24 #	909,000	963,540
Iron Mountain US Holdings 144A 5.375% 6/1/26 #	1,485,000	1,566,675
KAR Auction Services 144A 5.125% 6/1/25 #	650,000	663,813
Prime Security Services Borrower 144A 9.25% 5/15/23 #	3,135,000	3,414,517
United Rentals North America 5.50% 5/15/27	1,435,000	1,481,637

		14,897,507

Technology & Electronics – 3.97%
CDK Global 5.00% 10/15/24	1,280,000	1,366,400
CDW Finance 5.00% 9/1/25	695,000	724,537
CommScope Technologies 144A 5.00% 3/15/27 #	1,390,000	1,390,000
144A 6.00% 6/15/25 #	590,000	632,775
Entegris 144A 6.00% 4/1/22 #	1,340,000	1,403,650
Genesys Telecommunications Laboratories 144A 10.00% 11/30/24 #	675,000	760,219
Infor US 6.50% 5/15/22	1,210,000	1,258,400
Sensata Technologies UK Financing 144A 6.25% 2/15/26 #	1,270,000	1,390,650
Solera 144A 10.50% 3/1/24 #	910,000	1,049,913
Symantec 144A 5.00% 4/15/25 #	690,000	723,851

		10,700,395

Telecommunications – 7.87%
CenturyLink 6.75% 12/1/23	1,335,000	1,442,641
7.50% 4/1/24	665,000	729,837
Cincinnati Bell 144A 7.00% 7/15/24 #	1,960,000	2,053,492

High Yield Series-5

Delaware VIP® High Yield Series

Schedule of investments (continued)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Telecommunications (continued)
Columbus Cable Barbados 144A 7.375% 3/30/21 #	420,000	$446,775
CyrusOne 144A 5.375% 3/15/27 #	1,225,000	1,278,594
Level 3 Financing 5.375% 5/1/25	1,200,000	1,266,000
Radiate Holdco 144A 6.625% 2/15/25 #	1,380,000	1,383,450
Sprint 7.125% 6/15/24br	2,020,000	2,252,300
7.875% 9/15/23	505,000	582,013
Telecom Italia 144A 5.303% 5/30/24 #	560,000	602,700
T-Mobile USA 6.375% 3/1/25	710,000	769,463
6.50% 1/15/26	1,580,000	1,747,875
Uniti Group 144A 7.125% 12/15/24 #	2,025,000	2,015,519
Wind Acquisition Finance 144A 7.375% 4/23/21 #	2,000,000	2,081,250
Zayo Group 144A 5.75% 1/15/27 #	525,000	550,594
6.375% 5/15/25	1,875,000	2,030,850

		21,233,353

Transportation – 0.65%
XPO Logistics 144A 6.125% 9/1/23 #	1,680,000	1,755,600

		1,755,600

Utilities – 3.30%
AES 5.50% 4/15/25	1,200,000	1,261,500
6.00% 5/15/26	205,000	220,375
Calpine 5.50% 2/1/24	835,000	794,294
5.75% 1/15/25	1,075,000	1,013,187
Dynegy 6.75% 11/1/19	665,000	689,106
7.375% 11/1/22	710,000	702,900
144A 8.00% 1/15/25 #	1,850,000	1,803,750
Emera 6.75% 6/15/76 •	1,245,000	1,413,075
Enel 144A 8.75% 9/24/73 #•	834,000	994,545

		8,892,732

Total Corporate Bonds (cost $239,406,443)		246,365,948

Municipal Bond – 0.29%
Buckeye, Ohio Tobacco Settlement Financing Authority (Asset-Backed Senior Turbo) Series A-2 5.875% 6/1/47	810,000	794,302

Total Municipal Bond (cost $779,661)		794,302

Loan Agreements – 3.01% «
Accudyne Industries Borrower 1st Lien 4.226% 12/13/19	755,173	750,453

	Principal amount°	Value (US $)
Loan Agreements « (continued)
Applied Systems 2nd Lien 7.796% 1/23/22	2,022,500	$2,044,410
BJ’s Wholesale Club 2nd Lien 8.71% 1/27/25	533,000	520,841
CH Hold 2nd Lien 8.476% 2/1/25	340,000	349,563
Colorado Buyer 8.42% 5/1/25	680,000	690,200
Kronos 2nd Lien 9.42% 11/1/24	1,320,000	1,370,599
Russell Investments US Institutional Holdco Tranche B 1st Lien 6.795% 6/1/23	1,285,503	1,300,768
Summit Midstream Partners Holdings 7.226% 5/21/22	680,000	689,350
VC GB Holdings 2nd Lien 9.226% 2/28/25	410,000	405,900

Loan Agreements (cost $7,780,585)		8,122,084

	Number of shares
Common Stock – 0.00%
Century Communications =†	2,820,000	0

Total Common Stock (cost $85,371)		0

Preferred Stock – 1.04%
Bank of America 6.50% •	1,590,000	1,769,956
GMAC Capital Trust I 6.967% •	40,000	1,048,000

Total Preferred Stock (cost $2,654,762)		2,817,956

	Principal amount°
Short-Term Investments – 3.54%
Repurchase Agreements – 3.54%
Bank of America Merrill Lynch 0.99%, dated 6/30/17, to be repurchased on 7/3/17, repurchase price $2,650,355 (collateralized by US government obligations 3.375% 5/15/44; market value $2,703,141)	2,650,137	2,650,137
Bank of Montreal 0.93%, dated 6/30/17, to be repurchased on 7/3/17, repurchase price $4,417,237 (collateralized by US government obligations 0.625%-3.75% 7/31/17-2/15/45; market value $4,505,233)	4,416,894	4,416,894

“High Yield Series-6

Delaware VIP® High Yield Series

Schedule of investments (continued)

	Principal amount°	Value (US $)

Short-Term Investments (continued)
Repurchase Agreements (continued)
BNP Paribas
1.05%, dated 6/30/17, to be repurchased on 7/3/17, repurchase price $2,481,522 (collateralized by US government obligations 0.00%-2.00% 8/15/17-11/15/45; market value $2,530,933)	2,481,305	$2,481,305

Total Short-Term Investments (cost $9,548,336)		9,548,336

Total Value of Securities – 99.36% (cost $260,669,012)	$268,046,642

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2017, the aggregate value of Rule 144A securities was $145,536,249, which represents 53.95% of the Series’ net assets. See Note 8 in “Notes to financial statements.”
=	Security is being fair valued in accordance with the Series’ fair valuation policy. At June 30, 2017, the aggregate value of fair valued securities was $0, which represents 0.00% of the Series’ net assets. See Note 1 in “Notes to financial statements.”
«	Loan agreements generally pay interest at rates which are periodically reset by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more US banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Loan agreements may be subject to restrictions on resale. Stated rate in effect at June 30, 2017.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
†	Non-income producing security.
•	Variable rate security. Each rate shown is as of June 30, 2017. Interest rates reset periodically.
f	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at June 30, 2017.

See accompanying notes, which are an integral part of the financial statements.

High Yield Series-7

Delaware VIP® Trust — Delaware VIP High Yield Series
Statement of assets and liabilities	June 30, 2017 (Unaudited)

Assets:
Investments, at value[1]	$258,498,306
Short-term investments, at value[2]	9,548,336
Cash	146,717
Dividend and interest receivable	4,328,156
Receivable for securities sold	3,715,672
Other assets[3]	920,913
Receivable for series shares sold	28,895

Total assets	277,186,995

Liabilities:
Payable for securities purchased	4,028,120
Bonds proceeds payable[3]	3,069,708
Investment management fees payable to affiliates	145,143
Other accrued expenses	106,180
Payable for series shares redeemed	39,665
Distribution fees payable to affiliates	33,130
Dividend disbursing and transfer agent fees and expenses payable to affiliates	1,675
Accounting and administration expenses payable to affiliates	1,032
Trustees’ fees and expenses payable	698
Legal fees payable to affiliates	689
Reports and statements to shareholders expenses payable to affiliates	176

Total liabilities	7,426,216

Total Net Assets	$269,760,779

Net Assets Consist of:
Paid-in capital	$287,187,139
Undistributed net investment income	7,270,580
Accumulated net realized loss on investments	(32,074,571)
Net unrealized appreciation of investments	7,377,631

Total Net Assets	$269,760,779

Standard Class:
Net assets	$109,801,164
Shares of beneficial interest outstanding, unlimited authorization, no par	21,705,640
Net asset value per share	$5.06

Service Class:
Net assets	$159,959,615
Shares of beneficial interest outstanding, unlimited authorization, no par	31,710,336
Net asset value per share	$5.04

[1] Investments, at cost	$251,120,676
[2] Short-term investments, at cost	9,548,336
[3] See Note 10 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

High Yield Series-8

Delaware VIP® Trust —

Delaware VIP High Yield Series

Statement of operations

Six months ended June 30, 2017 (Unaudited)

Investment Income:
Interest	$8,462,205
Dividends	43,501

8,505,706

Expenses:
Management fees	882,440
Distribution expenses – Service Class	240,722
Accounting and administration expenses	41,666
Reports and statements to shareholders expenses	28,591
Audit and tax fees	19,938
Legal fees	13,990
Dividend disbursing and transfer agent fees and expenses	11,511
Trustees’ fees and expenses	6,878
Custodian fees	5,284
Registration fees	167
Other	9,789

1,260,976
Less expenses waived	(13,063)
Less waived distribution expenses – Service Class	(40,121)
Less expense paid indirectly	(1)

Total operating expenses	1,207,791

Net Investment Income	7,297,915

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	4,838,421
Net change in unrealized appreciation (depreciation) of investments	(83,259)

Net Realized and Unrealized Gain	4,755,162

Net Increase in Net Assets Resulting from Operations	$12,053,077

Delaware VIP Trust —

Delaware VIP High Yield Series

Statements of changes in net assets

	Six months ended 6/30/17 (Unaudited)	Year ended 12/31/16
Increase (Decrease) in Net Assets from Operations:
Net investment income	$7,297,915	$16,072,307
Net realized gain (loss)	4,838,421	(5,041,243)
Net change in unrealized appreciation (depreciation)	(83,259)	22,928,480

Net increase in net assets resulting from operations	12,053,077	33,959,544

Dividends and Distributions to Shareholders from:
Net investment income:
Standard Class	(6,549,527)	(8,340,632)
Service Class	(9,180,849)	(11,240,941)

	(15,730,376)	(19,581,573)

Capital Share Transactions:
Proceeds from shares sold:
Standard Class	4,679,066	16,768,971
Service Class	3,118,845	16,200,727

Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	6,549,527	8,340,632
Service Class	9,180,849	11,240,941

	23,528,287	52,551,271

Cost of shares redeemed:
Standard Class	(12,490,651)	(30,302,987)
Service Class	(11,044,613)	(37,441,907)

	(23,535,264)	(67,744,894)

Decrease in net assets derived from capital share transactions	(6,977)	(15,193,623)

Net Decrease in Net Assets	(3,684,276)	(815,652)

Net Assets:
Beginning of period	273,445,055	274,260,707

End of period	$269,760,779	$273,445,055

Undistributed net investment income	$7,270,580	$15,703,041

See accompanying notes, which are an integral part of the financial statements.

High Yield Series-9

Delaware VIP® Trust — Delaware VIP High Yield Series

Financial highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP High Yield Series Standard Class
	Six months
	ended
	6/30/17[1]	Year ended

	(unaudited)	12/31/16	12/31/15	12/31/14	12/31/13	12/31/12

Net asset value, beginning of period	$5.14	$4.89	$5.67	$6.19	$6.11	$5.68

Income (loss) from investment operations:
Net investment income[2]	0.14	0.29	0.34	0.34	0.39	0.44
Net realized and unrealized gain (loss)	0.09	0.32	(0.67)	(0.34)	0.15	0.52

Total from investment operations	0.23	0.61	(0.33)	—	0.54	0.96

Less dividends and distributions from:
Net investment income	(0.31)	(0.36)	(0.37)	(0.42)	(0.46)	(0.53)
Net realized gain	—	—	(0.08)	(0.10)	—	—

Total dividends and distributions	(0.31)	(0.36)	(0.45)	(0.52)	(0.46)	(0.53)

Net asset value, end of period	$5.06	$5.14	$4.89	$5.67	$6.19	$6.11

Total return[3]	4.59%	13.16%	(6.60% )	(0.29% )	9.22%	17.82%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$109,801	$112,614	$111,748	$139,666	$151,253	$147,293
Ratio of expenses to average net assets	0.74%	0.74%	0.75%	0.75%	0.74%	0.74%
Ratio of expenses to average net assets prior to fees waived	0.75%	0.75%	0.76%	0.75%	0.74%	0.74%
Ratio of net investment income to average net assets	5.52%	5.95%	6.25%	5.67%	6.34%	7.52%
Ratio of net investment income to average net assets prior to fees waived	5.51%	5.94%	6.24%	5.67%	6.34%	7.52%
Portfolio turnover	52%	112%	99%	103%	88%	76%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

See accompanying notes, which are an integral part of the financial statements.

High Yield Series-10

Delaware VIP® High Yield Series

Financial highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP High Yield Series Service Class
	Six months ended 6/30/17[1]	Year ended

	(unaudited)	12/31/16	12/31/15	12/31/14	12/31/13	12/31/12

Net asset value, beginning of period	$5.12	$4.87	$5.65	$6.17	$6.09	$5.67

Income (loss) from investment operations:
Net investment income[2]	0.13	0.28	0.32	0.33	0.37	0.42
Net realized and unrealized gain (loss)	0.09	0.32	(0.66)	(0.35)	0.16	0.51

Total from investment operations	0.22	0.60	(0.34)	(0.02)	0.53	0.93

Less dividends and distributions from:
Net investment income	(0.30)	(0.35)	(0.36)	(0.40)	(0.45)	(0.51)
Net realized gain	—	—	(0.08)	(0.10)	—	—

Total dividends and distributions	(0.30)	(0.35)	(0.44)	(0.50)	(0.45)	(0.51)

Net asset value, end of period	$5.04	$5.12	$4.87	$5.65	$6.17	$6.09

Total return[3]	4.36%	12.91%	(6.87% )	(0.54% )	8.98%	17.35%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$159,960	$160,831	$162,513	$208,177	$250,979	$274,221
Ratio of expenses to average net assets	0.99%	0.99%	1.00%	1.00%	0.99%	0.99%
Ratio of expenses to average net assets prior to fees waived	1.05%	1.05%	1.06%	1.05%	1.04%	1.04%
Ratio of net investment income to average net assets	5.27%	5.70%	6.00%	5.42%	6.09%	7.27%
Ratio of net investment income to average net assets prior to fees waived	5.21%	5.64%	5.94%	5.37%	6.04%	7.22%
Portfolio turnover	52%	112%	99%	103%	88%	76%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

See accompanying notes, which are an integral part of the financial statements.

High Yield Series-11

Delaware VIP® Trust — Delaware VIP High Yield Series

Notes to financial statements

June 30, 2017 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 10 series: Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Core Series (formerly, Delaware VIP Smid Cap Growth Series), Delaware VIP U.S. Growth Series, and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP High Yield Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Standard Class and Service Class shares. The Standard Class shares do not carry a distribution and/or service (12b-1) fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek total return and, as a secondary objective, high current income.

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Series.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (the Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes—No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on the Series’ federal income tax returns through the six months ended June 30, 2017 and for all open tax years (years ended Dec. 31, 2013–Dec. 31, 2016), and has concluded that no provision for federal income tax is required in the Series’ financial statements. If applicable, the Series recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the “Statement of operations.” During the six months ended June 30, 2017, the Series did not incur any interest or tax penalties.

Class Accounting—Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements—The Series may purchase certain US government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on June 30, 2017, and matured on the next business day.

Use of Estimates—The Series is an investment company, whose financial statements are prepared in conformity with US GAAP. Therefore, the Series follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware FundsSM by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively over the lives of the respective securities using the effective interest method. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

High Yield Series-12

Delaware VIP® High Yield Series

Notes to financial statements (continued)

1. Significant Accounting Policies (continued)

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended June 30, 2017.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expense paid under this arrangement is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset shown under “Less expense paid indirectly.” For the six months ended June 30, 2017, the Series earned $1 under this agreement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust (formerly, Delaware Management Business Trust) and the investment manager, an annual fee which is calculated daily and paid monthly at the rate of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fee, acquired fund fees and expenses, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent annual series operating expenses from exceeding 0.75% of the Series’ average daily net assets from Jan. 1, 2017 through June 30, 2017.* This waiver and reimbursement may only be terminated by agreement of DMC and the Series.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the Delaware Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above are allocated among all funds in the Delaware Funds on a relative net asset value (NAV) basis. For the six months ended June 30, 2017, the Series was charged $6,299 for these services. This amount is included on the “Statement of operations” under “Accounting and administration expenses.”

DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated daily and paid monthly at the annual rate of 0.0075% of the Series’ average daily net assets. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended June 30, 2017, the Series was charged $10,182 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are paid by the Series and are also included on the “Statement of operation” under “Dividend disbursing and transfer agent fees and expenses.”

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive 12b-1 fees from Jan. 1, 2017 through June 30, 2017** in order to limit 12b-1 fee of the Service Class shares to 0.25% of average daily net assets. This waiver and reimbursement may only be terminated by agreement of DDLP and the Series. Standard Class shares pay no 12b-1 fee.

As provided in the investment management agreement, the Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Series. For the six months ended June 30, 2017, the Series was charged $3,165 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

*The aggregate contractual waiver period covering this report is from May 1, 2017 through May 1, 2018. Prior to May 1, 2017, the aggregate contractual waiver was 0.74% from April, 29, 2016 to April 30, 2017.

**The aggregate contractual waiver period covering this report is from April 29, 2016 through May 1, 2018.

Cross trades for the six months ended June 30, 2017 were executed by the Series pursuant to procedures adopted by the Board designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the procedures adopted by the Board. Pursuant to these procedures, for the six months ended June 30, 2017, the Series engaged in securities purchases of $224,294 and securities sales of $557,146, which resulted in net realized gains of $13,125.

High Yield Series-13

Delaware VIP® High Yield Series

Notes to financial statements (continued)

3. Investments

For the six months ended June 30, 2017, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$137,220,765
Sales	146,253,107

At June 30, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2017, the cost and unrealized appreciation (depreciation) of investments for the Series were as follows:

Cost of Investments	Aggregate Unrealized Appreciation of Investments	Aggregate Unrealized Depreciation of Investments	Net Unrealized Appreciation of Investments
$260,675,272	$8,742,605	$(1,371,234)	$7,371,371

Under the Regulated Investment Company Modernization Act (Act), net capital losses recognized for the tax years beginning after Dec. 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. The Series has capital loss carryovers available to offset future realized gains as follows:

Loss carryforward character
	No Expiration
Short-term	Long-term	Total
$13,258,383	$21,702,275	$34,960,658

US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 -	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 -

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 -	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

High Yield Series-14

Delaware VIP® High Yield Series

Notes to financial statements (continued)

3. Investments (continued)

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2017:

Securities	Level 2	Level 3	Total
Assets:
Corporate Debt	$246,763,964	$—	$246,763,964
Loan Agreements[1]	7,716,184	405,900	8,122,084
Municipal Bonds	794,302	—	794,302
Common Stock	—	—	—
Preferred Stock	2,817,956	—	2,817,956
Short-Term Investments	9,548,336	—	9,548,336

Total Value of Securities	$267,640,742	$405,900	$268,046,642

1Security type is valued across multiple levels. The amount attributed to Level 2 investments and Level 3 investments represents the following percentages of the total market value of the security type for the Series. Level 2 investments represent investments with observable inputs or matrix priced investments, while Level 3 investments represent investments without observable inputs.

	Level 2	Level 3	Total
Loan Agreements	95.00%	5.00%	100.00%

A security that has been valued at zero on the “Schedule of investments” is considered to be Level 3 investments in this table.

During the six months ended June 30, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the year in relation to net assets. Management has determined not to provide a reconciliation of Level 3 investments as they were not considered significant to the Series’ net assets at the beginning, interim, or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Series’ net assets at the end of the period.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 6/30/17	Year ended 12/31/16
Shares sold:
Standard Class	896,393	3,403,817
Service Class	604,561	3,320,262

Shares issued upon reinvestment of dividends and distributions:
Standard Class	1,315,166	1,759,627
Service Class	1,847,253	2,376,520

	4,663,373	10,860,226

Shares redeemed:
Standard Class	(2,420,126)	(6,115,481)
Service Class	(2,156,512)	(7,657,285)

	(4,576,638)	(13,772,766)

Net increase (decrease)	86,735	(2,912,540)

5. Line of Credit

The Series, along with certain other funds in the Delaware Funds (Participants), is a participant in a $155,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants on the basis of relative net assets of each Participant’s allocation of the entire facility. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on Nov. 6, 2017.

High Yield Series-15

Delaware VIP® High Yield Series

Notes to financial statements (continued)

5. Line of Credit (continued)

The Series had no amount outstanding as of June 30, 2017 or at any time during the six months then ended.

6. Offsetting

In December 2011, the Financial Accounting Standards Board (FASB) issued guidance that expanded disclosure requirements on the offsetting of certain assets and liabilities. The disclosures are required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset on the “Statement of assets and liabilities,” and require an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarified which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing.

In order to better define its contractual rights and to secure rights that will help the Series mitigate its counterparty risk, the Series entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Series and a counterparty that governs certain over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Series may, under certain circumstances, offset with the counterparty certain derivative financial instruments payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Series does not offset derivative assets and derivatives liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”

At June 30, 2017, the Series had the following assets and liabilities subject to offsetting provisions:

Master Repurchase Agreements

Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Bank of America Merrill Lynch	$2,650,137	$(2,650,137)	$—	$(2,650,137)	$—
Bank of Montreal	4,416,894	(4,416,894)	—	(4,416,894)	—
BNP Paribas	2,481,305	(2,481,305)	—	(2,481,305)	—

Total	$9,548,336	$(9,548,336)	$—	$(9,548,336)	$—

{a)The value of the related collateral received exceeded the value of the repurchase agreements as of June 30, 2017.

(a)Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

7. Securities Lending

The Series, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities that are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Cash collateral received by each series of the Trust is generally invested in a series of individual separate accounts, each corresponding to a series. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. A Series can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

High Yield Series-16

Delaware VIP® High Yield Series

Notes to financial statements (continued)

7. Securities Lending (continued)

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the short fall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Series’ cash collateral account may be less than the amount the Series would be required to return to the borrowers of the securities and the Series would be required to make up for this shortfall.

During the six months ended June 30, 2017, the Series had no securities out on loan.

8. Credit and Market Risk

The Series invests in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC and lower than Baa3 by Moody’s Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher-rated securities. Additionally, lower-rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Series invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Series will not pay any additional fees for such credit support, although the existence of credit support may increase the price of the security.

The Series invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Series will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Series more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Series may involve revolving credit facilities or other standby financing commitments that obligate the Series to pay additional cash on a certain date or on demand. These commitments may require the Series to increase its investment in a company at a time when the Series might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Series is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments. When a loan agreement is purchased, the Series may pay an assignment fee. On an ongoing basis, the Series may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.

As the Series may be required to rely upon another lending institution to collect and pass on to the Series amounts payable with respect to the loan and to enforce the Series’ rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Series from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Series.

The Series may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A, promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Series ’limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.”

9. Contractual Obligations

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

High Yield Series-17

Delaware VIP® High Yield Series

Notes to financial statements (continued)

10. General Motors Term Loan Litigation

The Series received notice of a litigation proceeding related to a General Motors Corporation (G.M.) term loan participation previously held by the Series in 2009. We believe the matter subject to the litigation notice will likely lead to a recovery from the Series of certain amounts received by the Series because a US Court of Appeals has ruled that the Series and similarly situated investors were unsecured creditors rather than secured lenders of G.M. as a result of an erroneous Uniform Commercial Code filing made by a third party. The Series received the full principal on the loans in 2009 after the G.M. bankruptcy. However, based upon the court ruling the estate is seeking to recover such amounts arguing that, as unsecured creditors, the Series should not have received payment in full. Based upon currently available information related to the litigation and the Series’ potential exposure, the Series recorded a liability of $3,069,708 and an asset of $920,913 based on the expected recoveries to unsecured creditors as of June 30, 2017 that resulted in a net decrease in the Series’ NAV to reflect this likely recovery.

11. Recent Accounting Pronouncements

On Oct. 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

12. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2017 that would require recognition or disclosure in the Series’ financial statements.

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Series’ most recent Form N-Q are available without charge on the Series’ website at delawarefunds.com/vip/literature. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series’ website at delawarefunds.com/proxy; and (ii) on the Commission’s website at sec.gov.

SA-VIPHY 21595 (8/17) (235363)	High Yield Series-18

            Delaware VIP® Trust

            Delaware VIP International Value Equity Series

            June 30, 2017

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Series is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of June 30, 2017, and subject to change for events occurring after such date.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of Macquarie Investment Management Business Trust, a US registered investment advisor.

The Series is distributed by Delaware Distributors, L.P., an affiliate of Macquarie Investment Management Business Trust and Macquarie Group Limited. Macquarie Investment Management (MIM), a member of Macquarie Group, refers to the companies comprising the asset management division of Macquarie Group Limited and its subsidiaries and affiliates worldwide.

This material may be used in conjunction with the offering of shares in Delaware VIP International Value Equity Series only if preceded or accompanied by the Series’ current prospectus or the summary prospectus.

© 2017 Macquarie Management Holdings, Inc. (formerly, Delaware Management Holdings, Inc.)

All third-party marks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP International Value Equity Series

Disclosure of Series expenses

For the six-month period from January 1, 2017 to June 30, 2017 (Unaudited)

As a shareholder of the Series, you incur ongoing costs, which may include management fees; distribution and/or service (12b-1) fees; and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Jan. 1, 2017 to June 30, 2017.

Actual expenses

The first section of the table shown, “Actual Series return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense analysis of an investment of $1,000

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Annualized Expense Ratio	Expenses Paid During Period 1/1/17 to 6/30/17*
Actual Series return†
Standard Class	$1,000.00	$1,139.10	1.04%	$5.52
Service Class	1,000.00	1,137.70	1.29%	6.84

Hypothetical 5% return (5% return before expenses)
Standard Class	$1,000.00	$1,019.64	1.04%	$5.21
Service Class	1,000.00	1,018.40	1.29%	6.46

*	“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

International Value Equity Series-1

Delaware VIP® Trust — Delaware VIP International Value Equity Series

Security type / country and sector allocations

As of June 30, 2017 (Unaudited)

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Common Stock by Country	97.30%
Australia	0.51%
Canada	4.22%
China/Hong Kong	6.16%
Denmark	2.11%
France	18.64%
Germany	4.73%
Indonesia	1.96%
Israel	1.81%
Italy	3.27%
Japan	22.91%
Netherlands	5.07%
Republic of Korea	3.39%
Russia	0.93%
Sweden	5.24%
Switzerland	3.43%
United Kingdom	12.92%
Short-Term Investments	2.26%
Securities Lending Collateral	2.37%
Total Value of Securities	101.93%
Obligation to Return Securities Lending Collateral	(2.37%)
Receivables and Other Assets Net of Liabilities	0.44%
Total Net Assets	100.00%

Common stock by sector	Percentage of net assets
Consumer Discretionary	17.73%
Consumer Staples	7.70%
Energy	4.55%
Financials	18.79%
Healthcare	10.08%
Industrials	21.53%
Information Technology	7.73%
Materials	2.57%
Telecommunication Services	6.10%
Utilities	0.52%
Total	97.30%

International Value Equity Series-2

Delaware VIP® Trust – Delaware VIP International Value Equity Series

Schedule of investments

June 30, 2017 (Unaudited)

	Number of shares	Value (US $)

Common Stock – 97.30% Δ
Australia – 0.51%
Coca-Cola Amatil	54,116	$383,909

		383,909

Canada – 4.22%
Alamos Gold	61,768	438,206
CGI Group Class A †	28,414	1,451,813
Suncor Energy	37,100	1,083,991
Yamana Gold	82,783	199,808

		3,173,818

China/Hong Kong – 6.16%
CNOOC	819,000	896,893
Techtronic Industries	306,859	1,410,991
Yue Yuen Industrial Holdings	560,500	2,326,009

		4,633,893

Denmark – 2.11%
Carlsberg Class B	14,826	1,583,860

		1,583,860

France – 18.64%
AXA	73,633	2,014,193
Kering	5,273	1,795,926
Publicis Groupe	9,005	671,717
Rexel	40,762	666,919
Sanofi	27,050	2,587,778
Teleperformance	11,700	1,498,678
TOTAL	29,225	1,444,824
Valeo	14,104	950,263
Vinci	28,012	2,390,905

		14,021,203

Germany – 4.73%
Bayerische Motoren Werke	16,482	1,530,089
Deutsche Post	54,032	2,025,409

		3,555,498

Indonesia – 1.96%
Bank Rakyat Indonesia Persero	1,291,155	1,473,252

		1,473,252

Israel – 1.81%
Teva Pharmaceutical Industries ADR	41,000	1,362,020

		1,362,020

Italy – 3.27%
Leonardo †	46,676	775,675
UniCredit	90,265	1,685,622

		2,461,297

Japan – 22.91%
East Japan Railway	21,356	2,040,189
ITOCHU	160,035	2,374,736
Japan Tobacco *	47,100	1,652,845
MINEBEA MITSUMI	82,200	1,319,146
Mitsubishi UFJ Financial Group	411,535	2,761,739
Nippon Telegraph & Telephone	51,518	2,432,190
Nitori Holdings	9,558	1,278,082

	Number of shares	Value (US $)

Common Stock Δ (continued)
Japan (continued)
Sumitomo Rubber Industries *	79,900	$1,346,881
Toyota Motor	38,643	2,024,656

		17,230,464

Netherlands – 5.07%
ING Groep	112,558	1,941,228
Koninklijke Philips	52,772	1,874,206

		3,815,434

Republic of Korea – 3.39%
Samsung Electronics	1,229	2,553,278

		2,553,278

Russia – 0.93%
Mobile TeleSystems ADR	83,400	698,892

		698,892

Sweden – 5.24%
Nordea Bank	195,142	2,483,082
Tele2 Class B	139,545	1,460,927

		3,944,009

Switzerland – 3.43%
Aryzta *†	11,349	373,171
Novartis	26,498	2,205,173

		2,578,344

United Kingdom – 12.92%
Imperial Brands	39,950	1,794,354
Meggitt	197,376	1,225,978
National Grid	31,632	392,133
Playtech	145,773	1,805,588
Rio Tinto	30,704	1,296,490
Shire	25,875	1,428,244
Standard Chartered †	175,687	1,778,417

		9,721,204

Total Common Stock (cost $64,133,548)		73,190,375

	Principal amount°
Short-Term Investments – 2.26%
Discount Note – 0.26% ≠
Federal Home Loan Bank 0.95% 7/10/17	194,632	194,594

		194,594

Repurchase Agreements – 1.59%
Bank of America Merrill Lynch 0.99%, dated 6/30/17, to be repurchased on 7/3/17, repurchase price $332,295 (collateralized by US government obligations 3.375% 5/15/44; market value $338,913)	332,268	332,268

International Value Equity Series-3

Delaware VIP® International Value Equity Series

Schedule of investments (continued)

	Principal amount°	Value (US $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
Bank of Montreal 0.93%, dated 6/30/17, to be repurchased on 7/3/17, repurchase price $553,822 (collateralized by US government obligations 0.625%-3.75% 7/31/17-2/15/45; market value $564,855)	553,779	$553,779
BNP Paribas 1.05%, dated 6/30/17, to be repurchased on 7/3/17, repurchase price $311,127 (collateralized by US government obligations 0.00%-2.00% 8/15/17-11/15/45; market value $317,322)	311,100	311,100

		1,197,147

US Treasury Obligation – 0.41% ≠
US Treasury Bill 0.70% 7/13/17	304,895	304,831

		304,831

Total Short-Term Investments (cost $1,696,557)		1,696,572

Total Value of Securities Before Securities Lending Collateral – 99.56% (cost $65,830,105)		74,886,947

	Number of shares
Securities Lending Collateral – 2.37% **
Certificates of Deposit – 0.42% ≠
Australia & New Zealand Banking Group (London) 1.15% 7/3/17	80,000	80,000
National Australia Bank (Cayman) 1.05% 7/3/17	80,000	80,000

	Number of shares	Value (US $)
Securities Lending Collateral ** (continued)
Certificates of Deposit≠ (continued)
National Bank of Canada (Montreal) 1.05% 7/3/17	80,000	$80,000
Royal Bank of Canada (Toronto) 1.05% 7/3/17	80,000	80,000

		320,000

Repurchase Agreements – 1.95%
Bank of Nova Scotia 1.10%, dated 6/30/17, to be repurchased on 7/3/17, repurchase price $415,504 (collateralized by US government obligations 0.00%-3.625% 7/15/17-4/30/22; market value $423,815).	415,466	415,466
Credit Agricole 1.06%, dated 6/30/17, to be repurchased on 7/3/17, repurchase price $415,503 (collateralized by US government obligations 1.875% 2/28/22; market value $423,777)	415,466	415,466
JP Morgan Securities 1.08%, dated 6/30/17, to be repurchased on 7/3/17, repurchase price $415,503 (collateralized by US government obligations 0.00%-3.50% 10/15/17-9/30/21; market value $423,795).	415,466	415,466
Merrill Lynch, Pierce, Fenner & Smith 1.05%, dated 6/30/17, to be repurchased on 7/3/17, repurchase price $218,599 (collateralized by US government obligations 2.125% 8/15/21; market value $222,952)	218,580	218,580

		1,464,978

Total Securities Lending Collateral (cost $1,784,978)		1,784,978

Total Value of Securities – 101.93% (cost $67,615,083)	$76,671,925∎

*	Fully or partially on loan.
**	See Note 8 in “Notes to financial statements” for additional information on securities lending collateral and non-cash collateral.
≠	The rate shown is the effective yield at the time of purchase.
∎	Includes $3,339,151 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $1,724,064.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin. Aggregate classification by business sector has been presented on page 2 in “ Security type / country and sector allocations.”
†	Non-income producing security.

ADR	- American Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

International Value Equity Series-4

Delaware VIP® Trust — Delaware VIP International Value Equity Series
Statement of assets and liabilities	June 30, 2017 (Unaudited)

Assets:
Investments, at value[1,2]	$73,190,375
Short-term investments, at value[3]	1,696,572
Short-term investments held as collateral for loaned securities, at value[4]	1,784,978
Foreign currencies, at value[5]	112,924
Cash	46,468
Foreign tax reclaims receivable	180,817
Dividends and interest receivable	89,844
Receivable for series shares sold	25,441
Securities lending income receivable	543

Total assets	77,127,962

Liabilities:
Obligation to return securities lending collateral	1,784,219
Investment management fees payable	52,800
Other accrued expenses	47,078
Audit and tax fees payable	18,384
Dividend disbursing and transfer agent fees and expenses payable to affiliates	466
Payable for series shares redeemed	322
Accounting and administration expenses payable to affiliates	287
Legal fees payable to affiliates	194
Trustees’ fees and expenses payable	192
Distribution fees payable to affiliates	114
Reports and statements to shareholders expenses payable to affiliates	49
Other liabilities	920

Total liabilities	1,905,025

Total Net Assets	$75,222,937

Net Assets Consist of:
Paid-in capital	$80,157,549
Undistributed net investment income	974,124
Accumulated net realized loss on investments	(14,968,851)
Net unrealized appreciation of investments	9,056,842
Net unrealized appreciation of foreign currencies	3,273

Total Net Assets	$75,222,937

Net Assets Value:
Standard Class:
Net assets	$74,662,503
Shares of beneficial interest outstanding, unlimited authorization, no par	5,995,728
Net asset value per share	$12.45

Service Class:
Net assets	$560,434
Shares of beneficial interest outstanding, unlimited authorization, no par	45,066
Net asset value per share	$12.44

[1]Investments, at cost	$64,133,548
[2]Including securities on loan	3,339,151
[3]Short-term investments, at cost	1,696,557
[4]Short-term investments held as collateral for loaned securities, at cost	1,784,978
[5]Foreign currencies, at cost	112,839

See accompanying notes, which are an integral part of the financial statements.

International Value Equity Series-5

Delaware VIP® Trust —

Delaware VIP International Value Equity Series

Statement of operations

Six months ended June 30, 2017 (Unaudited)

Investment Income:
Dividends	$1,493,797
Interest	5,818
Securities lending income	4,397
Foreign tax withheld	(162,292)

1,341,720

Expenses:
Management fees	298,333
Audit and tax fees	18,883
Custodian fees	14,379
Reports and statements to shareholders expenses	11,500
Accounting and administration expenses	10,770
Dividend disbursing and transfer agent fees and expenses	3,006
Legal fees	2,239
Trustees’ fees and expenses	1,737
Registration fees	317
Distribution expenses – Service Class	631
Other	3,813

365,608
Less waived distribution expenses – Service Class	(105)
Less expense paid indirectly	(1)

Total operating expenses	365,502

Net Investment Income	976,218

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(198,812)
Foreign currencies	16,822
Foreign currency exchange contracts	5,124

Net realized loss	(176,866)

Net change in unrealized appreciation (depreciation) of:
Investments	8,369,067
Foreign currencies	10,726

Net change in unrealized appreciation (depreciation)	8,379,793

Net Realized and Unrealized Gain	8,202,927

Net Increase in Net Assets Resulting from Operations	$9,179,145

Delaware VIP Trust —

Delaware VIP International Value Equity  Series

Statements of changes in net assets

	Six months ended 6/30/17 (Unaudited)	Year ended 12/31/16
Increase (Decrease) in Net Assets from Operations:
Net investment income	$976,218	$1,109,653
Net realized gain (loss)	(176,866)	118,605
Net change in unrealized appreciation (depreciation)	8,379,793	1,353,018

Net increase in net assets resulting from operations	9,179,145	2,581,276

Dividends and Distributions to Shareholders from:
Net investment income:
Standard Class	(1,129,748)	(1,045,938)
Service Class	(6,001)	(3,162)

	(1,135,749)	(1,049,100)

Capital Share Transactions:
Proceeds from shares sold:
Standard Class	3,047,374	9,590,281
Service Class	221,909	244,525
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	1,129,748	1,045,938
Service Class	6,001	3,162

	4,405,032	10,883,906

Cost of shares redeemed:
Standard Class	(3,144,989)	(8,812,705)
Service Class	(43,041)	(73,007)

	(3,188,030)	(8,885,712)

Increase in net assets derived from capital share transactions	1,217,002	1,998,194

Net Increase in Net Assets	9,260,398	3,530,370

Net Assets:
Beginning of period	65,962,539	62,432,169

End of period	$75,222,937	$65,962,539

Undistributed net investment income	$974,124	$1,133,655

See accompanying notes, which are an integral part of the financial statements.

International Value Equity Series-6

Delaware VIP® Trust — Delaware VIP International Value Equity Series

Financial highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP International Value Equity Series Standard Class
	Six months ended 6/30/17[1] (Unaudited)	12/31/16	12/31/15	Year ended 12/31/14	12/31/13	12/31/12

Net asset value, beginning of period	$11.11	$10.84	$10.99	$12.19	$10.09	$8.98

Income (loss) from investment operations:
Net investment income[2]	0.16	0.19	0.19	0.25	0.18	0.18
Net realized and unrealized gain (loss)	1.37	0.26	(0.11)	(1.29)	2.09	1.17

Total from investment operations	1.53	0.45	0.08	(1.04)	2.27	1.35

Less dividends and distributions from:
Net investment income	(0.19)	(0.18)	(0.23)	(0.16)	(0.17)	(0.24)

Total dividends and distributions	(0.19)	(0.18)	(0.23)	(0.16)	(0.17)	(0.24)

Net asset value, end of period	$12.45	$11.11	$10.84	$10.99	$12.19	$10.09

Total return[3]	13.91%	4.19%	0.49%	(8.67% )	22.78%	15.20%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$74,663	$65,633	$62,285	$57,986	$57,733	$47,122
Ratio of expenses to average net assets	1.04%	1.02%	1.04%	1.07%	1.09%	1.07%
Ratio of net investment income to average net assets	2.78%	1.78%	1.66%	2.13%	1.59%	1.88%
Portfolio turnover	6%	19%	11%	27%	28%	36%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

See accompanying notes, which are an integral part of the financial statements.

International Value Equity Series-7

Delaware VIP® International Value Equity Series

Financial highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP International Value Equity Series Service Class
	Six months ended 6/30/17[1] (Unaudited)	12/31/16	12/31/15	Year ended 12/31/14	12/31/13	12/31/12

Net asset value, beginning of period	$11.09	$10.82	$10.97	$12.16	$10.07	$8.97

Income (loss) from investment operations:
Net investment income[2]	0.15	0.16	0.16	0.22	0.15	0.15
Net realized and unrealized gain (loss)	1.36	0.26	(0.11)	(1.28)	2.09	1.16

Total from investment operations	1.51	0.42	0.05	(1.06)	2.24	1.31

Less dividends and distributions from:
Net investment income	(0.16)	(0.15)	(0.20)	(0.13)	(0.15)	(0.21)

Total dividends and distributions	(0.16)	(0.15)	(0.20)	(0.13)	(0.15)	(0.21)

Net asset value, end of period	$12.44	$11.09	$10.82	$10.97	$12.16	$10.07

Total return[3]	13.77%	3.92%	0.24%	(8.82%)	22.45%	14.79%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$560	$330	$147	$156	$25	$30
Ratio of expenses to average net assets	1.29%	1.27%	1.29%	1.32%	1.34%	1.32%
Ratio of expenses to average net assets prior to fees waived	1.34%	1.32%	1.34%	1.37%	1.39%	1.37%
Ratio of net investment income to average net assets	2.53%	1.53%	1.41%	1.88%	1.34%	1.63%
Ratio of net investment income to average net assets prior to fees waived	2.48%	1.48%	1.36%	1.83%	1.29%	1.58%
Portfolio turnover	6%	19%	11%	27%	28%	36%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the distributor. Performance would have been lower had the waiver not been in effect. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

See accompanying notes, which are an integral part of the financial statements.

International Value Equity Series-8

Delaware VIP® Trust – Delaware VIP International Value Equity Series

Notes to financial statements

June 30, 2017 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 10 series: Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Core Series (formerly, Delaware VIP Smid Cap Growth Series), Delaware VIP U.S. Growth Series, and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP International Value Equity Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a distribution and/or service (12b-1) fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term growth without undue risk to principal.

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Series.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Open-end investment company securities are valued at net asset value (NAV) per share, as reported by the underlying investment company. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Series may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal and Foreign Income Taxes—No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on the Series’ federal income tax returns through the six months ended June 30, 2017 and for all open tax years (years ended Dec. 31, 2013–Dec. 31, 2016), and has concluded that no provision for federal income tax is required in the Series’ financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the “Statement of operations.” During the six months ended June 30, 2017, the Fund did not incur any interest or tax penalties. In regard to foreign taxes only, the Series has open tax years in certain foreign countries in which it invests in that may date back to the inception of the Series.

Class Accounting—Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements—The Series may purchase certain US government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on June 30, 2017, and will mature on the next business day.

Foreign Currency Transactions—Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Series’ prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. These gains and losses are included on the “Statement of operations” under “Net realized and unrealized gain (loss) on investments.” The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates—The Series is an investment company, whose financial statements are prepared in conformity with US GAAP. Therefore, the Series follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that

International Value Equity Series-9

Delaware VIP® International Value Equity Series

Notes to financial statements (continued)

1. Significant Accounting Policies (continued)

affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware FundsSM by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended June 30, 2017.

The Series may receive earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expense paid under this arrangement is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset shown under “Less expense paid indirectly.” For the six months ended June 30, 2017, the Series earned $1 under this agreement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust (formerly, Delaware Management Business Trust) and the investment manager, an annual fee which is calculated daily at the rate of 0.85% on the first $500 million of average daily net assets of the Series, 0.80% on the next $500 million, 0.75% on the next $1.5 billion, and 0.70% on average daily net assets in excess of $2.5 billion.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the Delaware Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above are allocated among all funds in the Delaware Funds on a relative NAV basis. For the six months ended June 30, 2017, the Series was charged $1,628 for these services. This amount is included on the “Statement of operations” under “Accounting and administration expenses.”

DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated daily and paid monthly at the annual rate of 0.0075% of the Series’ average daily net assets. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended June 30, 2017, the Series was charged $2,632 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are paid by the Series and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.”

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive 12b-1 fees from Jan. 1, 2017 through June 30, 2017* in order to limit 12b-1 fee of the Service Class shares to 0.25% of average daily net assets. Standard Class shares pay no 12b-1 fee.

As provided in the investment management agreement, the Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Series. For the six months ended June 30, 2017, the Series was charged $803 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

*The aggregate contractual waiver period covering this report is from April 29, 2016 through May 1, 2018.

International Value Equity Series-10

Delaware VIP® International Value Equity Series

Notes to financial statements (continued)

3. Investments

For the six months ended June 30, 2017, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$6,118,733
Sales	4,372,531

At June 30, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2017, the cost and unrealized appreciation (depreciation) of investments in the Series were as follows:

Cost of Investments	Aggregate Unrealized Appreciation of Investments	Aggregate Unrealized Depreciation of Investments	Net Unrealized Appreciation of Investments
$67,615,083	$17,558,606	$(8,501,764)	$9,056,842

Qualified late year ordinary and capital losses (including currency and specified gain/loss items) represent losses realized from Nov. 1, 2016 through Dec. 31, 2016, that, in accordance with federal income tax regulations, the Series has elected to defer and treat as having arisen on the first day of the following fiscal year. At Dec. 31, 2016, the Fund deferred $13,971 of qualified late year ordinary losses.

For federal income tax purposes, capital loss carry forwards may be carried forward and applied against future capital gains. Capital loss carry forwards remaining at Dec. 31, 2016 will expire as follows: $12,723,821 will expire in 2017.

Under the Regulated Investment Company Modernization Act of 2010 (Act), net capital losses recognized for the tax years beginning after Dec. 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. At Dec. 31, 2016, there were no capital loss carry forwards incurred that will be carried forward under the Act.

US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2	–

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

International Value Equity Series-11

Delaware VIP® International Value Equity Series

Notes to financial statements (continued)

3. Investments (continued)

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2017:

Securities	Level 1	Level 2	Total
Assets:
Common Stock
Australia	$383,909	$—	$383,909
Canada	3,173,818	—	3,173,818
China/Hong Kong	4,633,893	—	4,633,893
Denmark	1,583,860	—	1,583,860
France	14,021,203	—	14,021,203
Germany	3,555,498	—	3,555,498
Indonesia	—	1,473,252	1,473,252
Israel	1,362,020	—	1,362,020
Italy	2,461,297	—	2,461,297
Japan	17,230,464	—	17,230,464
Netherlands	3,815,434	—	3,815,434
Republic of Korea	2,553,278	—	2,553,278
Russia	698,892	—	698,892
Sweden	3,944,009	—	3,944,009
Switzerland	2,578,344	—	2,578,344
United Kingdom	9,721,204	—	9,721,204
Securities Lending Collateral	—	1,784,978	1,784,978
Short-Term Investments	—	1,696,572	1,696,572

Total Value of Securities	$71,717,123	$4,954,802	$76,671,925

As a result of utilizing international fair value pricing at June 30, 2017, a portion of the common stock in the portfolio was categorized as Level 1.

During the six months ended June 30, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. This does not include transfers between Level 1 investments and Level 2 investments due to the Series utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Series’ occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Series’ NAV is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Series ’NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the six months ended June 30, 2017, there were no Level 3 investments.

International Value Equity Series-12

Delaware VIP® International Value Equity Series

Notes to financial statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 6/30/17	Year ended 12/31/16
Shares sold:
Standard Class	258,240	894,718
Service Class	18,559	22,471
Shares issued upon reinvestment of dividends and distributions:
Standard Class	97,814	97,116
Service Class	520	294

	375,133	1,014,599

Shares redeemed:
Standard Class	(266,615)	(830,284)
Service Class	(3,715)	(6,696)

	(270,330)	(836,980)

Net increase	104,803	177,619

5. Line of Credit

The Series, along with certain other funds in the Delaware Funds (Participants) is participant in a $155,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants on the basis of relative net assets of each Participant’s allocation of the entire facility. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on Nov. 6, 2017.

The Series had no amounts outstanding as of June 30, 2017, or at any time during the six months then ended.

6. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts

The Series may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Series may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Series’ maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.

During the six months ended June 30, 2017, the Series entered into foreign currency exchange contracts to fix the US dollar value of a security between trade date and settlement date and to facilitate or expedite the settlement of portfolio transactions.

During the six months ended June 30, 2017, the Series experienced net realized gains or losses attributable to foreign currency holdings, which is disclosed as “Net realized gain (loss) on foreign currency exchange contracts” on the “Statement of operations.”

International Value Equity Series-13

Delaware VIP® International Value Equity Series

Notes to financial statements (continued)

6. Derivatives (continued)

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Series during the six months ended June 30, 2017.

	Long Derivatives Volume	Short Derivatives Volume
Foreign currency exchange contracts (Average cost)	$31,467	$26,807

7. Offsetting

In December 2011, the Financial Accounting Standards Board (FASB) issued guidance that expanded disclosure requirements on the offsetting of certain assets and liabilities. The disclosures are required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset on the “Statement of assets and liabilities” and requires an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarified which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing.

In order to better define its contractual rights and to secure rights that will help the Series mitigate its counterparty risk, the Series entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Series and a counterparty that governs certain over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Series may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Series does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”

At June 30, 2017, the Series had the following assets and liabilities subject to offsetting provisions:

Master Repurchase Agreements

Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Bank of America Merrill Lynch	$332,268	$(332,268)	$—	$(332,268)	$—
Bank of Montreal	553,779	(553,779)	—	(553,779)	—
BNP Paribas	311,100	(311,100)	—	(311,100)	—

Total	$1,197,147	$(1,197,147)	$—	$(1,197,147)	$—

Securities Lending

Securities lending transactions are entered into by the Series under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Series, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MLSA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and the Series can reinvest cash collateral, or, upon an event of default, resell, or re-pledge the collateral.

As of June 30, 2017, the following table is a summary of the Series securities lending agreement by counterparty which are subject to offset under an MSLA:

Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Fair Value of Non-Cash Collateral Received	Net Exposure(b)
BNY Mellon	$3,339,151	$(1,615,087)	$(1,724,064)	$—

(a)	The value of the related collateral received exceeded the value of the repurchase agreements and securities lending as of June 30, 2017.
(b)	Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

International Value Equity Series-14

Delaware VIP® International Value Equity Series

Notes to financial statements (continued)

8. Securities Lending

The Series, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day, the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan.

Cash collateral received by each Series of the Trust is generally invested in a series of individual separate accounts, each corresponding to a Series. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities as disclosed on the “Schedule of Investments.” Securities purchased with cash collateral are valued at the market value. A Series can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and are subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of a Series’ cash collateral account may be less than the amount the Series would be required to return to the borrowers of the securities and the Series would be required to make up for this shortfall.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2017:

Remaining Contractual Maturity of the Agreements as of June 30, 2017

Securities Lending Transactions	Overnight and Continuous	Under 30 days	Between 30 and 90 days	Over 90 days	Total
Common stocks	$1,784,978	$—	$—	$—	$1,784,978

At June 30, 2017, the value of securities on loan was $3,339,151 for which the Series received cash collateral of $1,784,978 and non-cash collateral of $1,724,064. At June 30, 2017, the value of invested collateral was $1,784,978. Investments purchased with cash collateral are presented on the “Schedule of investments” under the caption “Securities Lending Collateral.”

9. Credit and Market Risk

Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

International Value Equity Series-15

Delaware VIP® International Value Equity Series

Notes to financial statements (continued)

9. Credit and Market Risk (continued)

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of June 30, 2017, there were no Rule 144A securities held by the Series.

10. Contractual Obligations

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

11. Recent Accounting Pronouncements

On Oct. 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

12. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2017 that would require recognition or disclosure in the Series’ financial statements.

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Series’ most recent Form N-Q are available without charge on the Series’ website at delawarefunds.com/vip/literature. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series’ website at delawarefunds.com/proxy; and (ii) on the Commission’s website at sec.gov.

SA-VIPIVE 21596 (8/17) (235363)	International Value Equity Series-16

Delaware VIP® Trust

Delaware VIP Limited-Term Diversified Income Series

June 30, 2017

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Series is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of June 30, 2017, and subject to change for events occurring after such date.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of Macquarie Investment Management Business Trust, a US registered investment advisor.

The Series is distributed by Delaware Distributors, L.P., an affiliate of Macquarie Investment Management Business Trust and Macquarie Group Limited. Macquarie Investment Management (MIM), a member of Macquarie Group, refers to the companies comprising the asset management division of Macquarie Group Limited and its subsidiaries and affiliates worldwide.

This material may be used in conjunction with the offering of shares in Delaware VIP Limited-Term Diversified Income Series only if preceded or accompanied by the Series’ current prospectus or the summary prospectus.

© 2017 Macquarie Management Holdings, Inc. (formerly, Delaware Management Holdings, Inc.)

All third-party marks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series

Disclosure of Series expenses

For the six-month period from January 1, 2017 to June 30, 2017 (Unaudited)

As a shareholder of the Series, you incur ongoing costs, which may include management fees; distribution and/or service (12b-1) fees; and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Jan. 1, 2017 to June 30, 2017.

Actual expenses

The first section of the table shown, “Actual Series return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense analysis of an investment of $1,000

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Annualized Expense Ratio	Expenses Paid During Period 1/1/17 to 6/30/17*
Actual Series return†
Standard Class	$1,000.00	$1,015.00	0.55%	$2.75
Service Class	1,000.00	1,014.80	0.80%	4.00
Hypothetical 5% return (5% return before expenses)
Standard Class	$1,000.00	$1,022.07	0.55%	$2.76
Service Class	1,000.00	1,020.83	0.80%	4.01

*	“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Limited-Term Diversified Income Series-1

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series

Security type / sector allocation

As of June 30, 2017 (Unaudited)

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one series being different than another series’ sector designations.

Security type / sector	Percentage of net assets

Agency Asset-Backed Security	0.00%
Agency Collateralized Mortgage Obligations	1.01%
Agency Commercial Mortgage-Backed Securities	0.36%
Agency Mortgage-Backed Securities	14.13%
Convertible Bond	0.12%
Corporate Bonds	40.92%
Banking	18.13%
Basic Industry	1.53%
Brokerage	0.24%
Capital Goods	1.18%
Communications	3.72%
Consumer Cyclical	1.56%
Consumer Non-Cyclical	1.69%
Electric	5.99%
Energy	2.88%
Finance Companies	1.23%
Insurance	0.69%
Natural Gas	0.49%
Real Estate	0.35%
Technology	0.71%
Transportation	0.53%
Municipal Bonds	0.35%
Non-Agency Asset-Backed Securities	31.14%
Non-Agency Collateralized Mortgage Obligations	0.13%
Non-Agency Commercial Mortgage-Backed Securities	0.13%
US Treasury Obligation	8.95%
Preferred Stock	0.61%
Short-Term Investments	1.90%
Total Value of Securities	99.75%
Receivables and Other Assets Net of Liabilities	0.25%
Total Net Assets	100.00%

Limited-Term Diversified Income Series-2

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series

Schedule of investments

June 30, 2017 (Unaudited)

	Principal amount°	Value (US $)

Agency Asset-Backed Security – 0.00%
Fannie Mae Grantor Trust Series 2003-T4 2A5 4.754% 9/26/33 f	17,069	$18,864

Total Agency Asset-Backed Security (cost $16,931)		18,864

Agency Collateralized Mortgage Obligations – 1.01%
Fannie Mae Connecticut Avenue Securities Series 2015-C03 2M1 2.716% 7/25/25 •	371,791	372,208
Series 2015-C04 2M1 2.916% 4/25/28 •	445,097	446,228
Series 2016-C03 1M1 3.216% 10/25/28 •	1,459,551	1,486,438
Series 2016-C04 1M1 2.666% 1/25/29 •	932,717	944,354
Series 2017-C01 1M1 2.516% 7/25/29 •	793,996	802,431
Fannie Mae Grantor Trust Series 2001-T5 A2 6.985% 6/19/41 •	13,206	15,315
Fannie Mae REMICs Series 2002-90 A1 6.50% 6/25/42	406	472
Series 2003-52 NA 4.00% 6/25/23	38,651	39,948
Series 2003-120 BL 3.50% 12/25/18	32,666	33,142
Series 2004-49 EB 5.00% 7/25/24	8,683	9,351
Series 2005-66 FD 1.516% 7/25/35 •	214,623	214,356
Series 2005-110 MB 5.50% 9/25/35	2,069	2,169
Series 2011-88 AB 2.50% 9/25/26	23,278	23,380
Series 2011-113 MC 4.00% 12/25/40	69,608	71,692
Freddie Mac REMICs Series 2326 ZQ 6.50% 6/15/31	12,887	14,567
Series 3016 FL 1.549% 8/15/35 •	13,050	13,072
Series 3027 DE 5.00% 9/15/25	9,495	10,258
Series 3067 FA 1.509% 11/15/35 •	840,212	839,227
Series 3232 KF 1.609% 10/15/36 •	28,437	28,573
Series 3297 BF 1.399% 4/15/37 •	327,342	326,218
Series 3737 NA 3.50% 6/15/25	46,352	47,740
Series 3780 LF 1.559% 3/15/29 •	38,040	38,057
Series 3800 AF 1.659% 2/15/41 •	1,730,688	1,740,847
Series 3803 TF 1.559% 11/15/28 •	40,923	40,975
Series 4163 CW 3.50% 4/15/40	1,258,660	1,287,807
Freddie Mac Strips Series 19 F 1.548% 6/1/28 •	1,342	1,332
Freddie Mac Structured Agency Credit Risk Debt Notes Series 2015-DNA3 M2 4.066% 4/25/28 •	837,405	867,343
Series 2015-HQA1 M2 3.866% 3/25/28 •	568,913	583,284

	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes Series 2015-HQA2 M2 4.016% 5/25/28 •	674,187	$698,020
Series 2016-DNA1 M2 4.116% 7/25/28 •	470,000	489,302
Series 2016-DNA3 M2 3.216% 12/25/28 •	410,000	420,241
Series 2016-DNA4 M2 2.516% 3/25/29 •	500,000	505,642
Series 2016-HQA2 M2 3.466% 11/25/28 •	480,000	493,254
Freddie Mac Structured Pass Through Certificates Series T-54 2A 6.50% 2/25/43 ◆	788	929
Series T-58 2A 6.50% 9/25/43 ◆	17,854	20,682
NCUA Guaranteed Notes Trust Series 2011-R2 1A 1.484% 2/6/20 •	1,491,063	1,493,811

Total Agency Collateralized Mortgage Obligations (cost $14,279,089)		14,422,665

Agency Commercial Mortgage-Backed Securities – 0.36%
FREMF Mortgage Trust Series 2011-K15 B 144A 5.116% 8/25/44 #•	125,000	135,977
Series 2012-K22 B 144A 3.811% 8/25/45 #•	1,115,000	1,156,449
Series 2012-K708 B 144A 3.883% 2/25/45 #•	1,170,000	1,196,570
Series 2013-K712 B 144A 3.48% 5/25/45 #•	625,000	639,551
NCUA Guaranteed Notes Trust Series 2011-C1 2A 1.614% 3/9/21 •	1,976,773	1,973,080

Total Agency Commercial Mortgage-Backed Securities (cost $5,097,357)		5,101,627

Agency Mortgage-Backed Securities – 14.13%
Fannie Mae ARM 2.419% 8/1/37 •	184,799	190,452
2.744% 12/1/33 •	6,039	6,406
2.833% 9/1/38 •	378,040	405,517
2.885% 8/1/37 •	78,403	82,588
2.963% 4/1/46 •	4,176,737	4,264,913
2.982% 9/1/35 •	87,285	92,187
3.002% 8/1/34 •	8,530	8,945
3.03% 8/1/36 •	7,532	8,006
3.091% 3/1/38 •	2,124	2,226

Limited-Term Diversified Income Series-3

Delaware VIP® Limited-Term Diversified Income Series

Schedule of investments (continued)

	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae ARM 3.103% 8/1/35 •	1,825	$1,928
3.104% 11/1/35 •	47,346	50,088
3.113% 7/1/36 •	15,734	16,678
3.145% 6/1/36 •	14,181	14,860
3.149% 7/1/36 •	4,863	5,128
3.203% 4/1/44 •	316,218	325,382
3.458% 4/1/36 •	4,384	4,632
3.484% 1/1/41 •	81,700	84,883
3.493% 6/1/34 •	5,197	5,537
6.098% 8/1/37 •	25,947	25,902
Fannie Mae FHAVA 4.50% 7/1/40	735,034	794,777
Fannie Mae S.F. 30 yr 4.00% 3/1/47	5,457,764	5,738,960
4.50% 9/1/39	207,768	225,391
4.50% 11/1/39	602,914	656,924
4.50% 1/1/40	585,234	635,093
4.50% 8/1/40	183,852	198,703
4.50% 8/1/41	1,694,570	1,847,351
4.50% 1/1/42	921,001	999,525
4.50% 8/1/42	305,739	331,665
4.50% 10/1/44	142,292	154,756
4.50% 2/1/46	51,915,657	56,119,210
4.50% 7/1/46	1,817,822	1,957,593
5.00% 4/1/33	100,066	109,771
5.00% 2/1/35	67,849	74,432
5.00% 10/1/35	86,955	95,231
5.00% 2/1/36	60,500	66,414
5.00% 8/1/37	266,388	292,566
5.00% 12/1/39	270,539	298,284
5.00% 1/1/40	61,539	67,907
5.00% 11/1/44	1,233,965	1,351,887
5.50% 3/1/35	47,788	53,071
5.50% 8/1/37	169,739	190,192
5.50% 3/1/38	636,090	713,978
5.50% 8/1/38	105,932	118,397
5.50% 6/1/39	487,263	544,743
5.50% 8/1/41	1,199,813	1,342,977
5.50% 9/1/41	792,065	896,699
5.50% 5/1/44	40,875,954	45,772,382
6.00% 11/1/34	876	985
6.00% 4/1/36	4,393	4,941
6.00% 9/1/36	209,723	241,763
6.00% 7/1/37	400,607	456,915
6.00% 8/1/37	154,962	175,007
6.00% 1/1/38	64,963	73,429
6.00% 5/1/38	665,403	753,121
6.00% 1/1/39	187,102	211,915
6.00% 2/1/39	231,777	261,451
6.00% 10/1/39	1,631,322	1,861,213

	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr 6.00% 5/1/41	363,978	$411,183
6.00% 7/1/41	3,860,238	4,382,565
6.50% 1/1/34	529	598
6.50% 5/1/40	332,100	372,371
7.00% 12/1/34	290	318
7.00% 12/1/35	733	816
7.00% 12/1/37	1,283	1,367
7.50% 6/1/31	4,162	5,005
7.50% 4/1/32	174	195
7.50% 5/1/33	554	556
7.50% 6/1/34	262	299
Fannie Mae S.F. 30 yr TBA 4.50% 8/1/47	433,000	463,817
Freddie Mac ARM 2.554% 10/1/46 •	1,164,933	1,169,914
2.684% 10/1/36 •	3,105	3,278
2.93% 11/1/44 •	209,607	215,459
3.069% 6/1/37 •	147,614	154,129
3.105% 3/1/46 •	967,805	992,031
3.135% 7/1/38 •	343,483	364,147
3.275% 10/1/37 •	36,404	38,246
5.00% 8/1/38 •	5,067	5,316
Freddie Mac S.F. 30 yr 4.00% 6/1/45	11,854,673	12,593,591
4.50% 4/1/39	103,153	111,747
4.50% 5/1/40	4,082,934	4,441,320
4.50% 3/1/42	1,197,261	1,290,555
4.50% 8/1/42	11,904,257	12,895,454
4.50% 12/1/43	487,400	526,556
4.50% 8/1/44	361,245	388,162
4.50% 7/1/45	2,374,751	2,551,627
4.50% 12/1/45	2,811,556	3,010,734
5.00% 6/1/36	978,202	1,069,816
5.00% 5/1/41	750,903	828,325
5.00% 12/1/41	673,233	740,530
5.00% 4/1/44	2,625,961	2,889,558
5.50% 12/1/35	48,868	54,883
5.50% 5/1/37	246,152	275,548
5.50% 3/1/40	149,274	166,012
5.50% 8/1/40	506,786	564,063
5.50% 6/1/41	5,427,598	6,053,618
6.00% 2/1/36	395,514	447,973
6.00% 3/1/36	304,853	344,589
6.00% 1/1/38	56,373	63,456
6.00% 6/1/38	154,118	174,316
6.00% 8/1/38	683,862	777,513
6.00% 7/1/39	349,376	396,507
6.00% 5/1/40	429,686	483,168
6.00% 7/1/40	393,715	446,295
7.00% 11/1/33	3,378	3,887

Limited-Term Diversified Income Series-4

Delaware VIP® Limited-Term Diversified Income Series

Schedule of investments (continued)

	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
GNMA I S.F. 30 yr 5.50% 2/15/41	413,829	$461,456
7.00% 12/15/34	14,081	16,547
GNMA II S.F. 30 yr 5.00% 9/20/46	928,369	1,000,204
5.50% 5/20/37	311,392	345,586
5.50% 4/20/40	271,305	296,041
6.00% 2/20/39	343,497	381,787
6.00% 10/20/39	1,278,924	1,421,415
6.00% 2/20/40	1,340,533	1,497,520
6.00% 4/20/46	398,640	444,705
6.50% 6/20/39	994,063	1,125,544
6.50% 10/20/39	506,938	572,078

Total Agency Mortgage-Backed Securities (cost $202,658,274)		201,020,173

Convertible Bond – 0.12%
Jefferies Group 3.875% exercise price $43.72, maturity date 11/1/29	1,645,000	1,657,337

Total Convertible Bond (cost $1,752,953)		1,657,337

Corporate Bonds – 40.92%
Banking – 18.13%
ANZ New Zealand International 144A 2.60% 9/23/19 #	7,290,000	7,348,094
Banco Santander 3.50% 4/11/22	3,800,000	3,893,035
Bank of America 2.503% 10/21/22	3,195,000	3,157,647
3.124% 1/20/23 •	920,000	930,984
3.705% 4/24/28 •	2,560,000	2,582,474
4.183% 11/25/27	11,860,000	12,087,178
Bank of New York Mellon 2.45% 11/27/20	5,100,000	5,151,755
2.50% 4/15/21	1,000,000	1,008,377
2.661% 5/16/23 •	2,840,000	2,848,316
Barclays 3.20% 8/10/21	1,970,000	1,999,989
8.25% 12/29/49 •	2,085,000	2,215,313
BB&T 2.45% 1/15/20	2,085,000	2,108,902
Branch Banking & Trust 2.85% 4/1/21	2,740,000	2,800,072
Citigroup 2.279% 5/17/24 •	4,255,000	4,254,660
Citizens Bank 2.30% 12/3/18	5,285,000	5,305,902
2.45% 12/4/19	5,065,000	5,111,304
Commonwealth Bank of Australia 2.40% 11/2/20	8,600,000	8,618,920
Compass Bank 2.75% 9/29/19	9,170,000	9,246,212
Cooperatieve Rabobank 3.75% 7/21/26	1,775,000	1,778,266
Credit Suisse 2.30% 5/28/19	8,285,000	8,342,142
3.00% 10/29/21	925,000	943,088

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
Credit Suisse Group 144A 4.282% 1/9/28 #	385,000	$398,474
Credit Suisse Group Funding Guernsey 3.80% 6/9/23	2,640,000	2,724,958
Fifth Third Bancorp 2.875% 7/27/20	2,345,000	2,399,592
Fifth Third Bank 2.25% 6/14/21	240,000	239,411
2.30% 3/15/19	6,090,000	6,129,883
3.85% 3/15/26	1,190,000	1,213,909
Goldman Sachs Group 6.00% 6/15/20	5,450,000	6,016,206
Huntington Bancshares 2.30% 1/14/22	2,670,000	2,632,420
Huntington National Bank 2.375% 3/10/20	3,665,000	3,680,067
ING Groep 3.15% 3/29/22	2,260,000	2,305,315
JPMorgan Chase & Co. 2.776% 4/25/23 •	12,245,000	12,273,837
4.25% 10/1/27	2,515,000	2,619,483
KeyBank 2.35% 3/8/19	4,160,000	4,188,167
2.40% 6/9/22	3,510,000	3,494,560
2.50% 11/22/21	4,565,000	4,581,927
3.18% 5/22/22	940,000	957,768
Manufacturers & Traders Trust 2.50% 5/18/22	1,445,000	1,442,801
Morgan Stanley 2.373% 5/8/24 •	4,530,000	4,557,089
2.75% 5/19/22	260,000	260,091
3.625% 1/20/27	2,145,000	2,161,285
3.95% 4/23/27	3,770,000	3,801,766
6.25% 8/28/17	1,095,000	1,102,662
PNC Bank 2.30% 6/1/20	2,645,000	2,660,674
2.45% 11/5/20	2,985,000	3,011,540
PNC Financial Services Group 3.15% 5/19/27	1,900,000	1,893,116
5.00% 12/29/49 •	2,705,000	2,792,913
Royal Bank of Canada 2.75% 2/1/22	4,095,000	4,166,724
Royal Bank of Scotland Group 3.875% 9/12/23	4,160,000	4,248,180
8.625% 12/29/49 •	2,095,000	2,288,787
Santander UK 144A 5.00% 11/7/23 #	2,050,000	2,204,607
Santander UK Group Holdings 3.125% 1/8/21	6,465,000	6,572,028
3.571% 1/10/23	1,625,000	1,663,529
Skandinaviska Enskilda Banken 144A 2.375% 3/25/19 #	7,410,000	7,460,951
State Street 2.653% 5/15/23 •	1,510,000	1,515,441
3.30% 12/16/24	1,945,000	2,002,311
SunTrust Banks 2.50% 5/1/19	7,305,000	7,376,896
SVB Financial Group 3.50% 1/29/25	2,430,000	2,389,254
Toronto-Dominion Bank 2.25% 11/5/19	6,935,000	6,989,128

Limited-Term Diversified Income Series-5

Delaware VIP® Limited-Term Diversified Income Series

Schedule of investments (continued)

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
UBS Group Funding Switzerland 144A 2.65% 2/1/22 #	1,795,000	$1,792,912
144A 3.00% 4/15/21 #	5,915,000	6,010,521
US Bancorp 2.35% 1/29/21	3,365,000	3,383,057
2.625% 1/24/22	4,340,000	4,387,310
US Bank 1.40% 4/26/19	3,500,000	3,479,476
USB Capital IX 3.50% 10/29/49 •	2,220,000	1,973,913
Wells Fargo & Co. 3.069% 1/24/23	14,260,000	14,458,656
Zions Bancorporation 4.50% 6/13/23	2,195,000	2,312,487

		257,948,712

Basic Industry – 1.53%
Dow Chemical 8.55% 5/15/19	4,345,000	4,868,868
Georgia-Pacific 144A 2.539% 11/15/19 #	4,000,000	4,037,980
144A 5.40% 11/1/20 #	2,365,000	2,588,211
INVISTA Finance 144A 4.25% 10/15/19 #	2,525,000	2,613,880
Sherwin-Williams 2.75% 6/1/22	3,400,000	3,401,455
3.45% 6/1/27	645,000	650,922
WestRock 3.50% 3/1/20	1,990,000	2,045,328
4.45% 3/1/19	1,510,000	1,566,781

		21,773,425

Brokerage – 0.24%
Jefferies Group 5.125% 1/20/23	3,115,000	3,395,799

		3,395,799

Capital Goods – 1.18%
Crane 2.75% 12/15/18	420,000	424,523
Fortive 1.80% 6/15/19	7,000,000	6,953,394
General Electric 1.551% 5/5/26 •	305,000	299,829
Rockwell Collins 3.20% 3/15/24	1,375,000	1,395,464
3.50% 3/15/27	960,000	975,528
Roper Technologies 2.80% 12/15/21	2,635,000	2,659,874
United Technologies 2.80% 5/4/24	4,040,000	4,055,146

		16,763,758

Communications – 3.72%
American Tower 2.25% 1/15/22	4,600,000	4,489,632
American Tower Trust I 144A 3.07% 3/15/23 #	1,575,000	1,589,232
AT&T 1.40% 12/1/17	330,000	329,763
2.80% 2/17/21	160,000	161,819
4.25% 3/1/27	4,970,000	5,148,353
Crown Castle International 5.25% 1/15/23	2,095,000	2,329,738
Crown Castle Towers 144A 3.663% 5/15/25 #	3,785,000	3,917,475

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications (continued)
Deutsche Telekom International Finance 144A 1.50% 9/19/19 #	6,675,000	$6,584,787
144A 1.95% 9/19/21 #	1,390,000	1,355,678
144A 2.485% 9/19/23 #	2,690,000	2,614,669
GTP Acquisition Partners I 144A 2.35% 6/15/20 #	1,080,000	1,068,482
Historic TW 6.875% 6/15/18	1,340,000	1,403,879
SBA Tower Trust 144A 2.24% 4/10/18 #	1,660,000	1,659,524
144A 2.898% 10/8/19 #	1,520,000	1,528,028
Time Warner Entertainment 8.375% 3/15/23	8,635,000	10,876,586
Verizon Communications 144A 2.946% 3/15/22 #	3,990,000	4,021,665
4.50% 9/15/20	3,640,000	3,890,985

		52,970,295

Consumer Cyclical – 1.56%
Daimler Finance North America 144A 2.20% 10/30/21 #	2,350,000	2,322,726
Ford Motor Credit 3.096% 5/4/23	5,080,000	5,025,898
3.336% 3/18/21	720,000	734,474
General Motors Financial 3.15% 1/15/20	2,455,000	2,498,402
3.45% 1/14/22	6,420,000	6,532,883
Hyundai Capital America 144A 2.125% 10/2/17 #	260,000	260,201
144A 2.55% 2/6/19 #	3,000,000	3,012,513
144A 3.00% 3/18/21 #	150,000	151,049
Toyota Motor Credit 1.375% 1/10/18	200,000	200,125
Wyndham Worldwide 4.15% 4/1/24	1,450,000	1,491,115

		22,229,386

Consumer Non-Cyclical – 1.69%
Abbott Laboratories 2.90% 11/30/21	10,105,000	10,211,446
Anheuser-Busch InBev Finance 2.65% 2/1/21	3,455,000	3,503,937
Becton Dickinson 2.894% 6/6/22	1,795,000	1,799,249
3.363% 6/6/24	1,790,000	1,796,158
Molson Coors Brewing 2.10% 7/15/21	3,845,000	3,784,326
Reynolds American 4.00% 6/12/22	2,765,000	2,932,907

		24,028,023

Electric – 5.99%
Ameren 2.70% 11/15/20	7,615,000	7,711,155
Arizona Public Service 2.20% 1/15/20	8,255,000	8,278,205
CMS Energy 6.25% 2/1/20	2,945,000	3,243,623
Dominion Energy 2.00% 8/15/21	5,710,000	5,605,233
DTE Energy 2.40% 12/1/19	3,350,000	3,367,202
3.30% 6/15/22	2,145,000	2,203,136
Duke Energy 1.80% 9/1/21	5,640,000	5,510,551

Limited-Term Diversified Income Series-6

Delaware VIP® Limited-Term Diversified Income Series

Schedule of investments (continued)

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Electric (continued)
Enel Finance International 144A 2.875% 5/25/22 #	7,275,000	$7,292,511
Entergy 4.00% 7/15/22	6,555,000	6,934,915
Exelon 2.85% 6/15/20	3,500,000	3,557,921
3.497% 6/1/22	2,300,000	2,361,316
Exelon Generation 4.25% 6/15/22	1,675,000	1,764,113
Fortis 144A 2.10% 10/4/21 #	6,715,000	6,582,929
Great Plains Energy 3.15% 4/1/22	7,625,000	7,713,061
IPALCO Enterprises 3.45% 7/15/20	4,765,000	4,848,387
Kansas City Power & Light 6.375% 3/1/18	3,715,000	3,822,746
LG&E & KU Energy 3.75% 11/15/20	470,000	490,399
National Rural Utilities Cooperative Finance 5.25% 4/20/46 •	1,000,000	1,054,615
NV Energy 6.25% 11/15/20	2,350,000	2,645,524
Pacific Gas & Electric 3.50% 10/1/20	250,000	259,884

		85,247,426

Energy – 2.88%
BP Capital Markets 3.216% 11/28/23	3,170,000	3,221,604
3.224% 4/14/24	2,830,000	2,859,763
Kinder Morgan Energy Partners 9.00% 2/1/19	2,215,000	2,444,346
Plains All American Pipeline 2.85% 1/31/23	1,350,000	1,311,152
3.85% 10/15/23	3,330,000	3,356,214
Sabine Pass Liquefaction 5.625% 4/15/23	4,995,000	5,558,436
5.625% 3/1/25	1,380,000	1,526,110
5.75% 5/15/24	2,495,000	2,782,274
Shell International Finance 1.75% 9/12/21	5,530,000	5,429,105
2.375% 8/21/22	850,000	845,608
Spectra Energy Capital 3.30% 3/15/23	1,650,000	1,658,017
Tesoro 144A 4.75% 12/15/23 #	2,785,000	3,013,092
TransCanada PipeLines 1.625% 11/9/17	2,130,000	2,131,078
Woodside Finance 144A 8.75% 3/1/19 #	4,420,000	4,883,145

		41,019,944

Finance Companies – 1.23%
AerCap Ireland Capital 3.50% 5/26/22	1,610,000	1,653,887
Air Lease 3.00% 9/15/23	2,375,000	2,364,317
Aviation Capital Group 144A 2.875% 1/20/22 #	5,430,000	5,415,953
International Lease Finance 8.625% 1/15/22	5,230,000	6,445,666
SMBC Aviation Capital Finance 144A 2.65% 7/15/21 #	1,660,000	1,631,295

		17,511,118

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Insurance – 0.69%
Berkshire Hathaway Finance 2.90% 10/15/20	1,530,000	$1,579,650
NUVEEN FINANCE 144A 2.95% 11/1/19 #	1,910,000	1,938,470
144A 4.125% 11/1/24 #	900,000	932,684
Pricoa Global Funding I 144A 1.60% 5/29/18 #	920,000	919,880
Principal Life Global Funding II 144A 1.50% 4/18/19 #	3,500,000	3,468,752
Willis North America 3.60% 5/15/24	885,000	895,011

		9,734,447

Natural Gas – 0.49%
Sempra Energy 1.625% 10/7/19	7,000,000	6,940,206

		6,940,206

Real Estate – 0.35%
Hospitality Properties Trust 4.50% 6/15/23	1,605,000	1,683,876
Host Hotels & Resorts 3.75% 10/15/23	635,000	648,282
3.875% 4/1/24	2,600,000	2,647,910

		4,980,068

Technology – 0.71%
Apple 3.20% 5/11/27	5,080,000	5,134,524
Cisco Systems 1.85% 9/20/21	2,315,000	2,287,611
NXP 144A 4.125% 6/1/21 #	2,140,000	2,258,770
144A 4.625% 6/1/23 #	385,000	416,281

		10,097,186

Transportation – 0.53%
Penske Truck Leasing 144A 3.30% 4/1/21 #	1,130,000	1,161,765
144A 4.20% 4/1/27 #	5,395,000	5,584,791
United Airlines 2015-1 Class AA Pass-Through Trust 3.45% 12/1/27 ◆	704,220	720,945

		7,467,501

Total Corporate Bonds (cost $579,919,421)		582,107,294

Municipal Bonds – 0.35%
Commonwealth of Massachusetts 5.00% 10/1/25	705,000	870,576
County of Baltimore, Maryland 5.00% 2/1/26	3,320,000	4,149,867

Total Municipal Bonds (cost $5,060,567)		5,020,443

Non-Agency Asset-Backed Securities – 31.14%
AEP Texas Central Transition Funding II Series 2006-A A4 5.17% 1/1/18	323,306	326,288

Limited-Term Diversified Income Series-7

Delaware VIP® Limited-Term Diversified Income Series

Schedule of investments (continued)

	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)
Ally Master Owner Trust Series 2012-5 A 1.54% 9/15/19	8,490,000	$8,491,681
American Express Credit Account Master Trust Series 2013-2 A 1.579% 5/17/21 •	3,290,000	3,303,406
Series 2014-1 A 1.529% 12/15/21 •	10,735,000	10,781,099
ARI Fleet Lease Trust Series 2015-A A2 144A 1.11% 11/15/18 #	92,415	92,336
Series 2017-A A1 144A 1.25% 6/15/18 #	2,500,000	2,498,468
Avis Budget Rental Car Funding AESOP Series 2013-2A A 144A 2.97% 2/20/20 #	8,750,000	8,839,143
BA Credit Card Trust Series 2014-A1 A 1.539% 6/15/21 •	13,559,000	13,615,978
Series 2014-A3 A 1.449% 1/15/20 •	2,560,000	2,560,851
Series 2015-A1 A 1.489% 6/15/20 •	2,000,000	2,003,189
Series 2017-A1 A1 1.95% 8/15/22	3,300,000	3,310,906
Barclays Dryrock Issuance Trust Series 2017-1 A 1.489% 3/15/23 •	2,810,000	2,813,895
BMW Floorplan Master Owner Trust Series 2015-1A A 144A 1.659% 7/15/20 #•	2,000,000	2,006,801
BMW Vehicle Lease Trust Series 2016-1 A3 1.34% 1/22/19	5,900,000	5,896,795
Series 2016-2 A3 1.43% 9/20/19	1,080,000	1,077,031
Cabela’s Credit Card Master Note Trust Series 2014-2 A 1.609% 7/15/22 •	3,750,000	3,762,751
Series 2015-1A A1 2.26% 3/15/23	5,300,000	5,328,887
Capital One Multi-Asset Execution Trust Series 2014-A3 A3 1.539% 1/18/22 •	3,850,000	3,866,492
Series 2016-A1 A1 1.609% 2/15/22 •	10,997,000	11,061,694
Chase Issuance Trust Series 2007-A12 A12 1.209% 8/15/19 •	1,250,000	1,250,000
Series 2012-A10 A10 1.419% 12/16/19 •	16,750,000	16,768,021
Series 2013-A3 A3 1.439% 4/15/20 •	6,110,000	6,118,772
Series 2013-A6 A6 1.579% 7/15/20 •	983,000	986,130
Series 2013-A7 A 1.589% 9/15/20 •	2,800,000	2,810,871
Series 2013-A9 A 1.579% 11/16/20 •	10,225,000	10,268,454
Series 2014-A5 A5 1.529% 4/15/21 •	7,882,000	7,911,251
Series 2016-A1 A 1.569% 5/17/21 •	7,390,000	7,429,735
Series 2016-A3 A3 1.709% 6/15/23 •	10,735,000	10,822,706
Series 2017-A1 A 1.459% 1/18/22 •	9,460,000	9,491,223
Series 2017-A2 A 1.559% 3/15/24 •	3,000,000	3,009,077
Chesapeake Funding II Series 2017-2A A2 144A 1.494% 5/15/29 #•	3,500,000	3,500,127

	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)
Citibank Credit Card Issuance Trust Series 2008-A7 A7 2.587% 5/20/20 •	694,000	$702,197
Series 2013-A2 A2 1.496% 5/26/20 •	5,647,000	5,657,136
Series 2013-A4 A4 1.636% 7/24/20 •	18,985,000	19,054,077
Series 2013-A7 A7 1.654% 9/10/20 •	6,632,000	6,656,811
Series 2016-A3 A3 1.713% 12/7/23 •	10,295,000	10,381,283
Series 2017-A1 A1 1.459% 1/19/21 •	5,255,000	5,266,013
Series 2017-A5 A5 1.836% 4/22/26 •	830,000	834,312
CNH Equipment Trust Series 2016-B A2B 1.559% 10/15/19 •	140,747	140,929
Discover Card Execution Note Trust Series 2013-A1 A1 1.459% 8/17/20 •	9,795,000	9,806,605
Series 2013-A6 A6 1.609% 4/15/21 •	9,350,000	9,392,657
Series 2014-A1 A1 1.589% 7/15/21 •	12,984,000	13,043,417
Series 2015-A1 A1 1.509% 8/17/20 •	11,275,000	11,296,423
Series 2016-A4 A4 1.39% 3/15/22	1,585,000	1,571,727
Series 2017-A1 A1 1.649% 7/15/24 •	11,445,000	11,506,683
Series 2017-A3 A3 1.389% 10/17/22 •	9,025,000	9,044,799
Series 2017-A5 A5 1.816% 12/15/26 •	1,510,000	1,518,026
Ford Credit Auto Owner Trust Series 2016-B A2B 1.469% 3/15/19 •	577,054	577,426
Series 2016-C A2B 1.299% 9/15/19 •	1,350,615	1,351,203
Series 2017-1 A 144A 2.62% 8/15/28 #	5,000,000	5,059,463
Ford Credit Floorplan Master Owner Trust A Series 2014-4 A2 1.509% 8/15/19 •	2,640,000	2,640,687
Series 2015-1 A2 1.559% 1/15/20 •	16,307,000	16,330,520
Series 2015-2 A2 1.729% 1/15/22 •	24,214,000	24,431,560
Series 2015-4 A2 1.759% 8/15/20 •	4,000,000	4,018,711
Series 2017-1 A2 1.579% 5/15/22 •	425,000	425,380
Golden Credit Card Trust Series 2014-2A A 144A 1.609% 3/15/21 #•	8,195,000	8,216,680
GreatAmerica Leasing Receivables Funding Series 2017-1 A2 144A 1.72% 4/22/19 #	1,675,000	1,674,059
Hertz Fleet Lease Funding Series 2014-1 A 144A 1.517% 4/10/28 #•	526,146	526,025
HOA Funding Series 2014-1A A2 144A 4.846% 8/20/44 #	344,925	326,223
Hyundai Auto Lease Securitization Trust Series 2016-A A2B 144A 1.709% 7/16/18 #•	3,055,747	3,058,850

Limited-Term Diversified Income Series-8

Delaware VIP® Limited-Term Diversified Income Series

Schedule of investments (continued)

	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)
Hyundai Auto Lease Securitization Trust
Series 2016-C A3 144A 1.49% 2/18/20 #	3,345,000	$3,337,994
Hyundai Auto Receivables Trust Series 2015-C A2B 1.529% 11/15/18 •	225,373	225,304
Series 2016-A A2B 1.529% 6/17/19 •	2,046,258	2,048,598
Mercedes-Benz Auto Lease Trust Series 2016-A A2B 1.719% 7/16/18 •	294,214	294,409
Mercedes-Benz Master Owner Trust Series 2015-BA A 144A 1.539% 4/15/20 #•	16,600,000	16,628,794
Series 2016-AA A 144A 1.739% 5/15/20 #•	4,155,000	4,170,355
Series 2016-BA A 144A 1.859% 5/17/21 #•	2,280,000	2,299,066
Navistar Financial Dealer Note Master Owner Trust II Series 2016-1 A 144A 2.566% 9/27/21 #•	715,000	718,816
Series 2017-1 A 144A 2.489% 6/27/22 #•	1,900,000	1,899,629
NextGear Floorplan Master Owner Trust Series 2014-1A A 144A 1.92% 10/15/19 #	1,420,000	1,421,154
Nissan Auto Lease Trust Series 2016-A A2B 1.539% 8/15/18 •	866,886	867,639
Series 2016-B A2B 1.439% 12/17/18 •	2,528,488	2,530,445
Series 2016-B A3 1.50% 7/15/19	1,300,000	1,297,141
Nissan Auto Receivables Owner Trust Series 2015-C A2B 1.509% 11/15/18 •	101,614	101,650
Series 2016-A A2B 1.509% 2/15/19 •	1,403,781	1,404,990
Series 2016-B A2B 1.459% 4/15/19 •	1,571,884	1,573,123
Nissan Master Owner Trust Receivables Series 2015-A A1 1.559% 1/15/20 •	2,855,000	2,858,862
PFS Financing Series 2015-AA A 144A 1.779% 4/15/20 #•	1,000,000	999,797
Series 2017-AA A 144A 1.739% 3/15/21 #•	4,755,000	4,763,756
Popular ABS Mortgage Pass Through Trust Series 2006-C A4 1.466% 7/25/36 ◆•	1,268,821	1,246,846
Synchrony Credit Card Master Note Trust Series 2012-6 A 1.36% 8/17/20	510,000	509,952
Series 2015-2 A 1.60% 4/15/21	1,120,000	1,120,204

	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)
Towd Point Mortgage Trust Series 2015-5 A1B 144A 2.75% 5/25/55 #•	806,687	$812,898
Series 2015-6 A1B 144A 2.75% 4/25/55 #•	848,415	854,951
Toyota Auto Receivables Owner Trust Series 2016-B A2B 1.409% 10/15/18 •	459,950	460,098
Series 2017-A A2B 1.229% 9/16/19 •	1,000,000	1,000,266
Trafigura Securitisation Finance Series 2017-1A A1 144A 2.056% 12/15/20 #•	7,415,000	7,415,000
Verizon Owner Trust Series 2017-1A A 144A 2.06% 9/20/21 #	4,780,000	4,797,356
Volkswagen Credit Auto Master Trust Series 2014-1A A2 144A 1.40% 7/22/19 #	3,130,000	3,129,715
Volvo Financial Equipment Series 2017-1A A2 144A 1.55% 10/15/19 #	1,045,000	1,044,579
Wells Fargo Dealer Floorplan Master Note Trust Series 2014-1 A 1.592% 7/20/19 •	6,398,000	6,398,730
Series 2015-1 A 1.712% 1/20/20 •	7,290,000	7,303,061
World Financial Network Credit Card Master Trust Series 2015-A A 1.639% 2/15/22 •	965,000	967,446

Total Non-Agency Asset-Backed Securities (cost $438,173,229)		443,016,564

Non-Agency Collateralized Mortgage Obligations – 0.13%
American Home Mortgage Investment Trust Series 2005-2 5A1 5.064% 9/25/35 f	8,552	8,442
Bank of America Alternative Loan Trust Series 2005-6 7A1 5.50% 7/25/20	9,202	8,837
JPMorgan Mortgage Trust Series 2014-IVR6 2A4 144A 2.50% 7/25/44 #•	650,000	647,034
Sequoia Mortgage Trust Series 2014-2 A4 144A 3.50% 7/25/44 #•	532,816	541,120
Series 2017-4 A1 144A 3.50% 7/25/47 #•	580,000	589,332

Total Non-Agency Collateralized Mortgage Obligations (cost $1,777,667)		1,794,765

Limited-Term Diversified Income Series-9

Delaware VIP® Limited-Term Diversified Income Series

Schedule of investments (continued)

	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities – 0.13%
Banc of America Commercial Mortgage Trust Series 2007-4 AM 6.158% 2/10/51 •	67,253	$67,275
Citigroup Commercial Mortgage Trust Series 2007-C6 AM 5.866% 12/10/49 •	760,000	760,508
LB-UBS Commercial Mortgage Trust Series 2006-C6 AJ 5.452% 9/15/39 •	1,194,924	1,040,308

Total Non-Agency Commercial Mortgage-Backed Securities (cost $2,151,262)		1,868,091

US Treasury Obligation – 8.95%
US Treasury Notes 1.118% 4/30/19 •	127,335,000	127,331,817

Total US Treasury Obligation (cost $127,377,364)		127,331,817

	Number of shares

Preferred Stock – 0.61%
General Electric 5.00% •	5,497,000	5,841,387
Morgan Stanley 5.55% •	2,500,000	2,615,000
USB Realty 144A 2.305% #•	200,000	175,500

Total Preferred Stock (cost $8,177,853)		8,631,887

	Principal amount°

Short-Term Investments – 1.90%
Discount Notes – 0.75% ≠
Federal Home Loan Bank 0.95% 7/10/17	6,462,424	6,461,177

	Principal amount°	Value (US $)
Short-Term Investments (continued)
Discount Notes≠ (continued)
US Treasury Bill 0.70% 7/13/17	4,175,362	$4,174,476

		10,635,653

Repurchase Agreements – 1.15%
Bank of America Merrill Lynch 0.99%, dated 6/30/17, to be repurchased on 7/3/17, repurchase price $4,550,583 (collateralized by US government obligations 3.375% 5/15/44; market value $4,641,214)	4,550,207	4,550,207
Bank of Montreal 0.93%, dated 6/30/17, to be repurchased on 7/3/17, repurchase price $7,584,267 (collateralized by US government obligations 0.625%-3.75% 7/31/17-2/15/45; market value $7,735,354)	7,583,679	7,583,679
BNP Paribas 1.05%, dated 6/30/17, to be repurchased on 7/3/17, repurchase price $4,260,702 (collateralized by US government obligations 0.00%-2.00% 8/15/17-11/15/45; market value $4,345,538)	4,260,329	4,260,329

		16,394,215

Total Short-Term Investments (cost $27,029,491)		27,029,868

Total Value of Securities – 99.75% (cost $1,413,471,458)	$1,419,021,395

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2017, the aggregate value of Rule 144A securities was $205,215,545, which represents 14.43% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”

◆

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
•	Variable rate security. Each rate shown is as of June 30, 2017. Interest rates reset periodically.
f	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at June 30, 2017.

Limited-Term Diversified Income Series-10

Delaware VIP® Limited-Term Diversified Income Series

Schedule of investments (continued)

The following futures contracts were outstanding at June 30, 2017:1

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(491) US Treasury 10 yr Notes	$(61,801,478)	$(61,635,844)	9/21/17	$165,634

The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional value presented above represents the Series’ total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series’ net assets.

1See Note 6 in “Notes to financial statements.”

Summary of abbreviations:

ARM – Adjustable Rate Mortgage

BA – Bank of America

FHAVA – Federal Housing Administration and Veterans Administration

FREMF – Freddie Mac Multifamily

GNMA – Government National Mortgage Association

LB – Lehman Brothers

NCUA – National Credit Union Administration

REMIC – Real Estate Mortgage Investment Conduit

S.F. – Single Family

TBA – To be announced

UBS – Union Bank of Switzerland

yr – Year

See accompanying notes, which are an integral part of the financial statements

Limited-Term Diversified Income Series-11

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series
Statement of assets and liabilities	June 30, 2017 (Unaudited)

Assets:
Investments, at value[1]	$1,391,991,527
Short-term investments, at value[2]	27,029,868
Cash	676,365
Cash collateral due from broker	639,000
Receivable for securities sold	9,871,202
Interest receivable	6,088,388
Variation margin due from broker on futures contracts	165,634
Receivable for series shares sold	16,713

Total assets	1,436,478,697

Liabilities:
Payable for securities purchased	11,803,299
Income distribution payable	592,684
Investment management fees payable to affiliates	557,250
Payable for series shares redeemed	290,483
Distribution fees payable to affiliates	273,093
Audit and tax fees payable	24,140
Dividend disbursing and transfer agent fees and expenses payable to affiliates	8,774
Accounting and administration expenses payable to affiliates	5,405
Trustees’ fees and expenses payable	3,644
Legal fees payable to affiliates	3,610
Reports and statements to shareholders expenses payable to affiliates	931
Other accrued expenses	299,997

Total liabilities	13,863,310

Total Net Assets	$1,422,615,387

Net Assets Consist of:
Paid-in capital	$1,434,567,006
Distributions in excess of net investment income	(3,363,226)
Accumulated net realized loss on investments	(14,303,964)
Net unrealized appreciation of investments	5,549,937
Net unrealized appreciation of future contracts	165,634

Total Net Assets	$1,422,615,387

Net Asset Value
Standard Class:
Net assets	$95,188,683
Shares of beneficial interest outstanding, unlimited authorization, no par	9,641,905
Net asset value per share	$9.87

Service Class:
Net assets	$1,327,426,704
Shares of beneficial interest outstanding, unlimited authorization, no par	135,358,606
Net asset value per share	$9.81
[1]Investments, at cost	$1,386,441,967
[2]Short-term investments, at cost	27,029,491

See accompanying notes, which are an integral part of the financial statements.

Limited-Term Diversified Income Series-12

Delaware VIP® Trust —

Delaware VIP Limited-Term Diversified Income Series

Statement of operations

Six months ended June 30, 2017 (Unaudited)

Investment Income:
Interest	$13,848,096
Expenses:
Management fees	3,348,374
Distribution expenses – Service Class	1,977,393
Accounting and administration expenses	215,675
Reports and statements to shareholders expenses	79,419
Dividend disbursing and transfer agent fees and expenses	59,187
Legal fees	45,015
Trustees’ fees and expenses	35,460
Custodian fees	29,255
Audit and tax fees	24,773
Registration fees	528
Other	30,267

5,845,346
Less waived distribution expenses – Service Class	(329,565)
Less expense paid indirectly	(1)

Total operating expenses	5,515,780

Net Investment Income	8,332,316

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	2,081,230
Futures contracts	(545,067)

Net realized gain	1,536,163

Net change in unrealized appreciation (depreciation) of:
Investments	10,102,159
Futures contracts	165,634

Net change in unrealized appreciation (depreciation)	10,267,793

Net Realized and Unrealized Gain	11,803,956

Net Increase in Net Assets Resulting from Operations	$20,136,272

Delaware VIP Trust —

Delaware VIP Limited-Term Diversified Income Series

Statements of changes in net assets

	Six months ended 6/30/17 (Unaudited)	Year ended 12/31/16
Increase (Decrease) in Net Assets from Operations:
Net investment income	$8,332,316	$13,021,507
Net realized gain	1,536,163	15,225,056
Net change in unrealized appreciation (depreciation)	10,267,793	(2,519,839)

Net increase in net assets resulting from operations	20,136,272	25,726,724

Dividends and Distributions to Shareholders from:
Net investment income:
Standard Class	(861,150)	(1,186,027)

Service Class	(11,352,431)	(19,144,703)

	(12,213,581)	(20,330,730)

Capital Share Transactions:
Proceeds from shares sold:
Standard Class	20,553,288	28,294,891
Service Class	30,072,190	62,673,915

Net asset value of shares based upon reinvestment of dividends and distributions:
Standard Class	852,237	1,173,457
Service Class	11,303,432	19,063,018

	62,781,147	111,205,281

Cost of shares redeemed:
Standard Class	(8,097,623)	(10,784,777)
Service Class	(47,381,420)	(131,971,405)

	(55,479,043)	(142,756,182)

Increase (decrease) in net assets derived from capital share transactions	7,302,104	(31,550,901)

Net Increase (Decrease) in Net Assets	15,224,795	(26,154,907)

Net Assets:
Beginning of period	1,407,390,592	1,433,545,499

End of period	$1,422,615,387	$1,407,390,592

Undistributed (distributions in excess of) net investment income	$(3,363,226)	$518,039

See accompanying notes, which are an integral part of the financial statements.

Limited-Term Diversified Income Series-13

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series

Financial highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Limited-Term Diversified Income Series Standard Class
	Six months ended 6/30/17[1]	Year ended
	(Unaudited)	12/31/16	12/31/15	12/31/14	12/31/13	12/31/12
Net asset value, beginning of period	$9.82	$9.78	$9.87	$9.86	$10.12	$10.09

Income (loss) from investment operations:
Net investment income[2]	0.07	0.11	0.13	0.12	0.09	0.10
Net realized and unrealized gain (loss)	0.08	0.09	(0.05)	0.05	(0.20)	0.18

Total from investment operations	0.15	0.20	0.08	0.17	(0.11)	0.28

Less dividends and distributions from:
Net investment income	(0.10)	(0.16)	(0.17)	(0.16)	(0.14)	(0.17)
Net realized gain	—	—	—	—	(0.01)	(0.08)
Return of capital	—	—	—	—	— [3]	—

Total dividends and distributions	(0.10)	(0.16)	(0.17)	(0.16)	(0.15)	(0.25)

Net asset value, end of period	$9.87	$9.82	$9.78	$9.87	$9.86	$10.12

Total return[4]	1.50%	2.09%	0.78%	1.69%	(1.06% )	2.78%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$95,188	$81,412	$62,646	$59,362	$50,161	$51,194
Ratio of expenses to average net assets	0.55%	0.55%	0.56%	0.56%	0.56%	0.57%
Ratio of net investment income to average net assets	1.42%	1.15%	1.36%	1.22%	0.92%	0.93%
Portfolio turnover	75%	143%	128%	113%	236%	284%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	For the year ended Dec. 31, 2013, return of capital distributions of $18,022, was made by the Series’ Standard Class, which calculated to a de minimis amount of $0.004 per share.
[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

See accompanying notes, which are an integral part of the financial statements.

Limited-Term Diversified Income Series-14

Delaware VIP® Limited-Term Diversified Income Series

Financial highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Limited-Term Diversified Income Series Service Class
	Six months ended 6/30/17[1] (Unaudited)	Year ended
		12/31/16	12/31/15	12/31/14	12/31/13	12/31/12
Net asset value, beginning of period	$9.75	$9.72	$9.80	$9.79	$10.05	$10.02

Income (loss) from investment operations:
Net investment income[2]	0.06	0.09	0.11	0.10	0.07	0.07
Net realized and unrealized gain (loss)	0.08	0.08	(0.05)	0.04	(0.20)	0.18

Total from investment operations	0.14	0.17	0.06	0.14	(0.13)	0.25

Less dividends and distributions from:
Net investment income	(0.08)	(0.14)	(0.14)	(0.13)	(0.12)	(0.14)
Net realized gain	—	—	—	—	(0.01)	(0.08)
Return of capital	—	—	—	—	— [3]	—

Total dividends and distributions	(0.08)	(0.14)	(0.14)	(0.13)	(0.13)	(0.22)

Net asset value, end of period	$9.81	$9.75	$9.72	$9.80	$9.79	$10.05

Total return[4]	1.48%	1.73%	0.62%	1.44%	(1.33% )	2.53%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,327,427	$1,325,979	$1,370,899	$1,405,542	$1,331,406	$1,127,086
Ratio of expenses to average net assets	0.80%	0.80%	0.81%	0.81%	0.81%	0.82%
Ratio of expenses to average net assets prior to fees waived	0.85%	0.85%	0.86%	0.86%	0.86%	0.87%
Ratio of net investment income to average net assets	1.17%	0.90%	1.11%	0.97%	0.67%	0.68%
Ratio of net investment income to average net assets prior to fees waived	1.12%	0.85%	1.06%	0.92%	0.62%	0.63%
Portfolio turnover	75%	143%	128%	113%	236%	284%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	For the year ended Dec. 31, 2013, return of capital distributions of $481,548, was made by the Series’ Service Class, which calculated to a de minimis amount of $0.004 per share.
[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the distributor. Performance would have been lower had the waiver not been in effect. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

See accompanying notes, which are an integral part of the financial statements.

Limited-Term Diversified Income Series-15

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series

Notes to financial statements

June 30, 2017 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 10 series: Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Core Series (formerly, Delaware VIP Smid Cap Growth Series), Delaware VIP U.S. Growth Series, and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Limited-Term Diversified Income Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Standard Class and Service Class shares. The Standard Class shares do not carry a distribution and service (12b-1) fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek maximum total return, consistent with reasonable risk.

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Series.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of a trading in a security.

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on the Series’ federal income tax returns through the six months ended June 30, 2017, and for all open tax years (years end Dec. 31, 2013–Dec. 31, 2016), and has concluded that no provision for federal income tax is required in the Series’ financial statements. In regard to foreign taxes only, the Series has open tax years in certain foreign countries in which it invests that may date back to the inception of the Series. If applicable, the Series recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the “Statement of operations.” During the six months ended June 30, 2017, the Series did not incur any interest or tax penalties.

Class Accounting — Investment income and common expenses are allocated to the classes of the Series on the basis of “settled shares” of each class in relation to the net assets of the Series. Realized and unrealized gain (loss) on investments is allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Series may purchase certain US government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on June 30, 2017, and matured on the next business day.

To Be Announced Trades (TBA) — The Series may contract to purchase or sell securities for a fixed price at a transaction date beyond the customary settlement period (examples: when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Series’ ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Series to purchase or sell securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Series on such purchases until the securities are delivered or the transaction is completed; however, the market value may change prior to delivery.

Use of Estimates — The Series is an investment company, whose financial statements are prepared in conformity with US GAAP. Therefore, the Series follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Limited-Term Diversified Income Series-16

Delaware VIP® Limited-Term Diversified Income Series

Notes to financial statements (continued)

1. Significant Accounting Policies (continued)

Other — Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware FundsSM by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Series declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended June 30, 2017.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expense paid under this arrangement is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset shown under “Less expense paid indirectly.” For the six months ended June 30, 2017, the Series earned $1 under this agreement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust (formerly, Delaware Management Business Trust) and the investment manager, an annual fee which is calculated daily and paid monthly at the rate of 0.50% on the first $500 million of average daily net assets of the Series, 0.475% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the Delaware Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above are allocated among all funds in the Delaware Funds on a relative net asset value (NAV) basis. For the six months ended June 30, 2017, the Series was charged $32,608 for these services. This amount is included on the “Statement of operations” under “Accounting and administration expenses.”

DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated daily and paid monthly at the annual rate of 0.0075% of the Series’ average daily net assets. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended June 30, 2017, the Series was charged $52,707 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are paid by the Series and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.”

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive 12b-1 fees from Jan. 1, 2017 through June 30, 2017* in order to limit 12b-1 fees of the Service Class shares to 0.25% of average daily net assets. Standard Class shares pay no 12b-1 fees.

As provided in the investment management agreement, the Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Series. For the six months ended June 30, 2017, the Series was charged $16,314 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

Cross trades for the six months ended June 30, 2017 were executed by the Series pursuant to procedures adopted by the Board designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the procedures adopted by the Board. Pursuant to these procedures, for the six months ended June 30, 2017, the Series engaged in securities sales of $2,156,928 which resulted in net realized gains of $55.

*The aggregate contractual waiver period covering this report is from April 29, 2016 through May 1, 2018.

Limited-Term Diversified Income Series-17

Delaware VIP® Limited-Term Diversified Income Series

Notes to financial statements (continued)

3. Investments

For the six months ended June 30, 2017, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than US government securities	$577,412,216
Purchases of US government securities	456,638,570
Sales other than US government securities	589,044,105
Sales of US government securities	450,720,544

At June 30, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2017, the cost and unrealized appreciation (depreciation) of investments for the Series were as follows:

Cost of Investments	Aggregate Unrealized Appreciation of Investments	Aggregate Unrealized Depreciation of Investments	Net Unrealized Appreciation of Investments
$1,417,450,857	$7,898,478	$(6,327,940)	$1,570,538

Under the Regulated Investment Company Modernization Act of 2010 (Act), net capital losses recognized for tax years beginning after Dec. 22, 2010 may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.

The Series has capital loss carryforwards available to offset future realized capital gains as follows:

Loss carryforward character
Short-term	Long-term
$3,992,487	$7,350,796

US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –

Other observable inputs, including but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

Limited-Term Diversified Income Series-18

Delaware VIP® Limited-Term Diversified Income Series

Notes to financial statements (continued)

3. Investments (continued)

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2017:

Securities	Level 1	Level 2	Total
Assets:
Agency, asset-backed & mortgage-backed securities	$—	$667,242,749	$667,242,749
Corporate debt	—	583,764,631	583,764,631
Municipal bonds	—	5,020,443	5,020,443
Preferred stock	—	8,631,887	8,631,887
Short-term investments	—	27,029,868	27,029,868
US Treasury obligation	—	127,331,817	127,331,817

Total Value of Securities	$—	$1,419,021,395	$1,419,021,395

Derivatives:
Assets:
Futures contracts	$165,634	$—	$165,634

During the six months ended June 30, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At June 30, 2017, there were no Level 3 investments.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 6/30/17	Year ended 12/31/16
Shares sold:
Standard Class	2,086,301	2,858,109
Service Class	3,076,533	6,385,573

Shares issued upon reinvestment of dividends and distributions:
Standard Class	86,462	118,678
Service Class	1,154,430	1,940,535

	6,403,726	11,302,895

Shares redeemed:
Standard Class	(823,192)	(1,089,539)
Service Class	(4,839,980)	(13,460,353)

	(5,663,172)	(14,549,892)

Net increase (decrease)	740,554	(3,246,997)

5. Line of Credit

The Series, along with certain other funds in the Delaware Funds (Participants), is a participant in a $155,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants on the basis of relative net assets of each Participant’s allocation of the entire facility. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on Nov. 6, 2017.

The Series had no amounts outstanding as of June 30, 2017 or at any time during the period then ended.

Limited-Term Diversified Income Series-19

Delaware VIP® Limited-Term Diversified Income Series

Notes to financial statements (continued)

6. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Futures Contracts

A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Series may use futures in the normal course of pursuing its investment objective. The Series may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Series deposits cash or pledges US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Series because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. At June 30, 2017, the Series posted cash collateral of $639,000 as margin for open futures contracts, which is included in “Cash collateral due from broker” on the “Statement of assets and liabilities.”

During the six months ended June 30, 2017, the Series entered into futures contracts to hedge the Series’ then existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.

During the six months ended June 30, 2017, the Series experienced net realized gain or losses attributable to interest risk, which is disclosed as “Variation margin due from broker on futures contracts” on the “Statement of assets and liabilities” and as “Net realized gain (loss) on futures contracts” on the “Statement of operations.”

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Series during the six months ended June 30, 2017.

	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$—	$40,062,533

7. Offsetting

In December 2011, the Financial Accounting Standards Board (FASB) issued guidance that expanded disclosure requirements on the offsetting of certain assets and liabilities. The disclosures are required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset on the “Statement of assets and liabilities” and require an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarified which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing.

In order to better define its contractual rights and to secure rights that will help the Series mitigate its counterparty risk, the Series entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Series and a counterparty that governs certain over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Series may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

Limited-Term Diversified Income Series-20

Delaware VIP® Limited-Term Diversified Income Series

Notes to financial statements (continued)

7. Offsetting (continued)

For financial reporting purposes, the Series does not offset derivative assets and derivatives liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”

Master Repurchase Agreements

Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Bank of America Merrill Lynch	$4,550,207	$(4,550,207)	$—	$(4,550,207)	$—
Bank of Montreal	7,583,679	(7,583,679)	—	(7,583,679)	—
BNP Paribas	4,260,329	(4,260,329)	—	(4,260,329)	—

Total	$16,394,215	$(16,394,215)	$—	$(16,394,215)	$—

(a) The value of the related collateral received exceeded the value of the repurchase agreements as of June 30, 2017.

(b) Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

8. Securities Lending

The Series, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities that are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Cash collateral received by each series of the Trust is generally invested in a series of individual separate accounts, each corresponding to a series. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. A series can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of a Series’ cash collateral account may be less than the amount the Series would be required to return to the borrowers of the securities and the Series would be required to make up for this shortfall.

During the six months ended June 30, 2017, the Series had no securities out on loan.

9. Credit and Market Risk

The Series invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by US government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be

Limited-Term Diversified Income Series-21

Delaware VIP® Limited-Term Diversified Income Series

Notes to financial statements (continued)

9. Credit and Market Risk (continued)

stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Series’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Series may fail to recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Series invests in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC and lower than Baa3 by Moody’s Investors Service, Inc. or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher-rated securities. Additionally, lower-rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Series invests in certain obligations held by the Series that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letter of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Series will not pay any additional fees for such credit support, although the existence of credit support may increase the price of the security.

The Series may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 15% limit on investments in illiquid securities. As of June 30, 2017, Rule 144A securities have been identified on the “Schedule of investments.”

10. Contractual Obligations

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

11. Recent Accounting Pronouncements

On Oct. 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

12. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2017 that would require recognition or disclosure in the Series’ financial statements.

Limited-Term Diversified Income Series-22

Delaware VIP® Limited-Term Diversified Income Series

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Series’ most recent Form N-Q are available without charge on the Series’ website at delawarefunds.com/vip/literature. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series’ website at delawarefunds.com/proxy; and (ii) on the Commission’s website at sec.gov.

SA-VIPLTD 21597 (8/17) (235363)	Limited-Term Diversified Income Series-23

Delaware VIP® Trust

Delaware VIP REIT Series

June 30, 2017

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Series is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of June 30, 2017, and subject to change for events occurring after such date.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of Macquarie Investment Management Business Trust, a US registered investment advisor.

The Series is distributed by Delaware Distributors, L.P., an affiliate of Macquarie Investment Management Business Trust and Macquarie Group Limited. Macquarie Investment Management (MIM), a member of Macquarie Group, refers to the companies comprising the asset management division of Macquarie Group Limited and its subsidiaries and affiliates worldwide.

This material may be used in conjunction with the offering of shares in Delaware VIP REIT Series only if preceded or accompanied by the Series’ current prospectus or the summary prospectus.

© 2017 Macquarie Management Holdings, Inc. (formerly, Delaware Management Holdings, Inc.)

All third-party marks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP REIT Series

Disclosure of Series expenses

For the six-month period from January 1, 2017 to June 30, 2017 (Unaudited)

As a shareholder of the Series, you incur ongoing costs, which may include management fees; distribution and/or service (12b-1) fees; and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Jan. 1, 2017 to June 30, 2017.

Actual expenses

The first section of the table shown, “Actual Series return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense analysis of an investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/17 to
	1/1/17	6/30/17	Ratio	6/30/17*
Actual Series return†
Standard Class	$1,000.00	$1,012.30	0.84%	$4.19
Service Class	1,000.00	1,011.10	1.09%	5.44

Hypothetical 5% return (5% return before expenses)
Standard Class	$1,000.00	$1,020.63	0.84%	$4.21
Service Class	1,000.00	1,019.39	1.09%	5.46

*	“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

REIT Series-1

Delaware VIP® Trust — Delaware VIP REIT Series

Security type / sector allocation and top 10 equity holdings

As of June 30, 2017 (Unaudited)

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications.

Percentage of
Security type / sector	net assets
Common Stock	97.29%
Diversified REITs	7.61%
Healthcare REITs	16.25%
Hotel REITs	4.05%
Industrial REITs	8.07%
Information Technology REITs	7.86%
Mall REITs	11.16%
Manufactured Housing REIT	1.84%
Multifamily REITs	16.86%
Office REITs	8.05%
Self-Storage REITs	2.71%
Shopping Center REITs	9.10%
Single Tenant REITs	3.73%
Short-Term Investments	2.53%
Total Value of Securities	99.82%
Receivables and Other Assets Net of Liabilities	0.18%
Total Net Assets	100.00%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Percentage
Top 10 equity holdings	of net assets
Simon Property Group	6.58%
Prologis	5.15%
Welltower	4.93%
AvalonBay Communities	4.78%
Equinix	4.69%
HCP	4.45%
Equity Residential	4.28%
GGP	4.21%
Brookdale Senior Living	3.70%
UDR	3.43%

REIT Series-2

Delaware VIP® Trust — Delaware VIP REIT Series

Schedule of investments

June 30, 2017 (Unaudited)

	Number of	Value
	shares	(US $)
Common Stock – 97.29%
Diversified REITs – 7.61%
EPR Properties	56,900	$4,089,403
Forest City Realty Trust	371,400	8,976,738
Gramercy Property Trust	70,025	2,080,443
Lamar Advertising	69,875	5,140,704
Vornado Realty Trust	161,143	15,131,328

		35,418,616

Healthcare REITs – 16.25%
Brookdale Senior Living †	1,170,400	17,216,584
HCP	648,200	20,716,472
Healthcare Realty Trust	244,975	8,365,896
National Health Investors	80,500	6,375,600
Welltower	306,295	22,926,181

		75,600,733

Hotel REITs – 4.05%
Host Hotels & Resorts	474,668	8,672,184
MGM Growth Properties	118,050	3,445,879
Sunstone Hotel Investors	417,176	6,724,877

		18,842,940

Industrial REITs – 8.07%
DCT Industrial Trust	215,416	11,511,831
First Industrial Realty Trust	72,050	2,062,071
Prologis	408,697	23,965,992

		37,539,894

Information Technology REITs – 7.86%
CoreSite Realty	56,475	5,846,857
Crown Castle International	88,950	8,911,011
Equinix	50,900	21,844,244

		36,602,112

Mall REITs – 11.16%
CBL & Associates Properties	207,484	1,749,090
GGP	831,961	19,601,001
Simon Property Group	189,203	30,605,477

		51,955,568

Manufactured Housing REIT – 1.84%
Equity LifeStyle Properties	99,303	8,573,821

		8,573,821

Multifamily REITs – 16.86%
Apartment Investment & Management	37,250	1,600,633
AvalonBay Communities	115,864	22,265,585
Camden Property Trust	63,750	5,451,263
Equity Residential	302,200	19,893,826
Essex Property Trust	31,545	8,115,582
Invitation Homes	238,100	5,150,103
UDR	409,750	15,967,957

		78,444,949

Office REITs – 8.05%
Boston Properties	71,115	8,748,567
Columbia Property Trust	316,950	7,093,341
Empire State Realty Trust	242,250	5,031,533
Equity Commonwealth †	194,725	6,153,310

	Number of	Value
	shares	(US $)
Common Stock (continued)
Office REITs (continued)
Kilroy Realty	48,900	$3,674,835
SL Green Realty	63,843	6,754,589

		37,456,175

Self-Storage REITs – 2.71%
CubeSmart	104,920	2,522,277
Public Storage	48,411	10,095,146

		12,617,423

Shopping Center REITs – 9.10%
Brixmor Property Group	356,800	6,379,584
Kimco Realty	378,150	6,939,053
Regency Centers	231,610	14,508,050
Retail Properties of America	222,750	2,719,777
Urban Edge Properties	174,555	4,142,190
Weingarten Realty Investors	253,800	7,639,380

		42,328,034

Single Tenant REITs – 3.73%
Realty Income	178,975	9,875,841
VEREIT	918,025	7,472,723

		17,348,564

Total Common Stock (cost $443,513,426)		452,728,829

	Principal
	amount°
Short-Term Investments – 2.53%
Discount Note – 0.23% ≠
Federal Home Loan Bank 0.95% 7/10/17	1,048,535	1,048,333

		1,048,333

Repurchase Agreements – 1.83%
Bank of America Merrill Lynch 0.99%, dated 6/30/17, to be repurchased on 7/3/17, repurchase price $2,368,321 (collateralized by US government obligations 3.375% 5/15/44; market value $2,415,489)	2,368,125	2,368,125
Bank of Montreal 0.93%, dated 6/30/17, to be repurchased on 7/3/17, repurchase price $3,947,182 (collateralized by US government obligations 0.625%–3.75% 7/31/17–2/15/45; market value $4,025,814)	3,946,876	3,946,876

REIT Series-3

Delaware VIP® REIT Series

Schedule of investments (continued)

	Principal amount°	Value (US $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
BNP Paribas 1.05%, dated 6/30/17, to be repurchased on 7/3/17, repurchase price $2,217,454 (collateralized by US government obligations 0.00%–2.00% 8/15/17–11/15/45; market value $2,261,607)	2,217,260	$2,217,260

		8,532,261

	Principal amount°	Value (US $)
Short-Term Investments (continued)
US Treasury Obligation – 0.47%
US Treasury Bill 0.70% 7/13/17	2,173,039	$2,172,579

		2,172,579

Total Short-Term Investments (cost $11,753,079)		11,753,173

Total Value of Securities – 99.82% (cost $455,266,505)	$464,482,002

≠ The rate shown is the effective yield at the time of purchase.

°  Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.

†  Non-income producing security.

REIT – Real Estate Investment Trust

See accompanying notes, which are an integral part of the financial statements.

REIT Series-4

Delaware VIP® Trust — Delaware VIP REIT Series

Statement of assets and liabilities	June 30, 2017 (Unaudited)

Assets:
Investments, at value[1]	$452,728,829
Short-term investments, at value[2]	11,753,173
Cash	1,016,298
Receivable for securities sold	3,294,433
Dividends and interest receivable	1,294,005
Receivable for series shares sold	18,397

Total assets	470,105,135

Liabilities:
Payable for securities purchased	4,091,216
Management fees payable to affiliates	289,619
Payable for series shares redeemed	185,391
Other accrued expenses	132,465
Distribution fees payable to affiliates	46,283
Audit and tax fees payable	17,227
Dividend disbursing and transfer agent fees and expenses payable to affiliates	2,896
Accounting and administration expenses payable to affiliates	1,784
Trustees’ fees and expenses payable to affiliates	1,182
Legal fees payable to affiliates	1,169
Reports and statements to shareholders expenses payable to affiliates	305

Total liabilities	4,769,537

Total Net Assets	$465,335,598

Net Assets Consist of:
Paid-in capital	$458,740,453
Undistributed net investment income	5,549,495
Accumulated net realized loss on investments	(8,169,847)
Net unrealized appreciation of investments	9,215,497

Total Net Assets	$465,335,598

Net Asset Value
Standard Class:
Net assets	$242,677,557
Shares of beneficial interest outstanding, unlimited authorization, no par	18,037,406
Net asset value per share	$13.45

Service Class:
Net assets	$222,658,041
Shares of beneficial interest outstanding, unlimited authorization, no par	16,566,869
Net asset value per share	$13.44

[1] Investments, at cost	$443,513,426
[2] Short-term investments, at cost	11,753,079

See accompanying notes, which are an integral part of the financial statements.

REIT Series-5

Delaware VIP® Trust —

Delaware VIP REIT Series

Statement of operations

Six months ended June 30, 2017 (Unaudited)

Investment Income:
Dividends	$7,745,382
Interest	43,559

7,788,941

Expenses:
Management fees	1,749,933
Distribution expenses – Service Class	337,799
Accounting and administration expenses	71,612
Reports and statements to shareholders expenses	44,502
Dividend disbursing and transfer agent fees and expenses	19,696
Legal fees	17,351
Audit and tax fees	17,226
Custodian fees	16,614
Trustees’ fees and expenses	11,829
Registration fees	203
Other	5,627

2,292,392
Less waived distribution expenses – Service Class	(56,300)
Less expense paid indirectly	(1)

Total operating expenses	2,236,091

Net Investment Income	5,552,850

Net Realized and Unrealized Gain (Loss):
Net realized loss on investments	(750,029)
Net change in unrealized appreciation (depreciation) of investments	925,630

Net Realized and Unrealized Gain	175,601

Net Increase in Net Assets Resulting from Operations	$5,728,451

Delaware VIP Trust —

Delaware VIP REIT Series

Statements of changes in net assets

	Six months
	ended	Year
	6/30/17	ended
	(Unaudited)	12/31/16
Increase (Decrease) in Net Assets from Operations:
Net investment income	$5,552,850	$6,189,772
Net realized gain (loss)	(750,029)	60,306,192
Net change in unrealized appreciation (depreciation)	925,630	(39,477,985)

Net increase in net assets resulting from operations	5,728,451	27,017,979

Dividends and Distributions to Shareholders from:
Net investment income:
Standard Class	(3,825,327)	(3,173,253)
Service Class	(2,986,473)	(2,494,399)

Net realized gain:
Standard Class	(32,530,954)	(15,210,259)
Service Class	(30,228,934)	(14,715,477)

	(69,571,688)	(35,593,388)

Capital Share Transactions:
Proceeds from shares sold:
Standard Class	4,571,506	16,237,473
Service Class	5,598,152	21,238,794

Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	36,356,281	18,383,512
Service Class	33,215,407	17,209,876

	79,741,346	73,069,655

Cost of shares redeemed:
Standard Class	(16,114,738)	(23,555,980)
Service Class	(17,592,373)	(40,514,599)

	(33,707,111)	(64,070,579)

Increase in net assets derived from capital share transactions	46,034,235	8,999,076

Net Increase (Decrease) in Net Assets	(17,809,002)	423,667

Net Assets:
Beginning of period	483,144,600	482,720,933

End of period	$465,335,598	$483,144,600

Undistributed net investment income	$5,549,495	$6,808,445

See accompanying notes, which are an integral part of the financial statements.

REIT Series-6

Delaware VIP® Trust — Delaware VIP REIT Series

Financial highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

		Delaware VIP REIT Series Standard Class
	Six months
	ended
	6/30/17[1]	Year ended
	(Unaudited)	12/31/16	12/31/15	12/31/14	12/31/13	12/31/12
Net asset value, beginning of period	$15.57	$15.89	$15.50	$12.14	$12.06	$10.47

Income from investment operations:
Net investment income[2]	0.18	0.22	0.21	0.20	0.18	0.19
Net realized and unrealized gain	0.02	0.67	0.37	3.35	0.10	1.58

Total from investment operations	0.20	0.89	0.58	3.55	0.28	1.77

Less dividends and distributions from:
Net investment income	(0.24)	(0.21)	(0.19)	(0.19)	(0.20)	(0.18)
Net realized gain	(2.08)	(1.00)	—	—	—	—

Total dividends and distributions	(2.32)	(1.21)	(0.19)	(0.19)	(0.20)	(0.18)

Net asset value, end of period	$13.45	$15.57	$15.89	$15.50	$12.14	$12.06

Total return[3]	1.23%	5.87%	3.75%	29.46%	2.14%	16.94%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$242,678	$251,083	$244,618	$260,182	$198,950	$210,618
Ratio of expenses to average net assets	0.84%	0.83%	0.85%	0.84%	0.84%	0.84%
Ratio of net investment income to average net assets	2.50%	1.39%	1.32%	1.41%	1.42%	1.64%
Portfolio turnover	88%	130%	75%	84%	97%	91%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

See accompanying notes, which are an integral part of the financial statements.

REIT Series-7

Delaware VIP® REIT Series

Financial highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

		Delaware VIP REIT Series Service Class
	Six months
	ended
	6/30/17[1]	Year ended
	(Unaudited)	12/31/16	12/31/15	12/31/14	12/31/13	12/31/12
Net asset value, beginning of period	$15.54	$15.86	$15.47	$12.12	$12.04	$10.46

Income from investment operations:
Net investment income[2]	0.16	0.18	0.17	0.16	0.15	0.16
Net realized and unrealized gain	0.02	0.67	0.37	3.35	0.10	1.57

Total from investment operations	0.18	0.85	0.54	3.51	0.25	1.73

Less dividends and distributions from:
Net investment income	(0.20)	(0.17)	(0.15)	(0.16)	(0.17)	(0.15)
Net realized gain	(2.08)	(1.00)	—	—	—	—

Total dividends and distributions	(2.28)	(1.17)	(0.15)	(0.16)	(0.17)	(0.15)

Net asset value, end of period	$13.44	$15.54	$15.86	$15.47	$12.12	$12.04

Total return[3]	1.11%	5.62%	3.52%	29.12%	1.92%	16.61%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$222,658	$232,062	$238,103	$251,743	$198,530	$209,023
Ratio of expenses to average net assets	1.09%	1.08%	1.10%	1.09%	1.09%	1.09%
Ratio of expenses to average net assets prior to fees waived	1.14%	1.13%	1.15%	1.14%	1.14%	1.14%
Ratio of net investment income to average net assets	2.25%	1.14%	1.07%	1.16%	1.17%	1.39%
Ratio of net investment income to average net assets prior to fees waived	2.20%	1.09%	1.02%	1.11%	1.12%	1.34%
Portfolio turnover	88%	130%	75%	84%	97%	91%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the distributor. Performance would have been lower had the waiver not been in effect. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

See accompanying notes, which are an integral part of the financial statements.

REIT Series-8

Delaware VIP® Trust — Delaware VIP REIT Series

Notes to financial statements

June 30, 2017 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 10 series: Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Core Series (formerly, Delaware VIP Smid Cap Growth Series), Delaware VIP U.S. Growth Series, and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP REIT Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Standard Class and Service Class shares. The Standard Class shares do not carry a distribution and service (12b-1) fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objectives of the Series are to seek maximum long-term total return, with capital appreciation as a secondary objective.

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Series.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Debt securities are valued based upon valuations provided by an independent pricing service and reviewed by management. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes — No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on the Series’ federal income tax returns through the six months ended June 30, 2017 and for all open tax years (years ended Dec. 31, 2013–Dec. 31, 2016), and has concluded that no provision for federal income tax is required in the Series’ financial statements. If applicable, the Series recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the “Statement of operations.” During six months ended June 30, 2017, the Series did not incur any interest or tax penalties.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Series may purchase certain US government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on June 30, 2017, and matured on the next business day.

Use of Estimates — The Series is an investment company, whose financial statements are prepared in conformity with US GAAP. Therefore, the Series follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware FundsSM by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Series may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Series in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the

REIT Series-9

Delaware VIP® REIT Series

Notes to financial statements (continued)

1. Significant Accounting Policies (continued)

confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Series on the transaction. There were no commission rebates for the six months ended June 30, 2017.

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended June 30, 2017.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expense paid under this arrangement is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset shown under “Less expense paid indirectly.” For the six months ended June 30, 2017, the Series earned $1 under this agreement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust (formerly, Delaware Management Business Trust) and the investment manager, an annual fee which is calculated daily and paid monthly at the rate of 0.75% on the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the Delaware Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above are allocated among all funds in the Delaware Funds on a relative net asset value (NAV) basis. For the six months ended June 30, 2017, the Series was charged $10,827 for these services. This amount is included on the “Statement of operations” under “Accounting and administration expenses.”

DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated daily and paid monthly at the annual rate of 0.0075% of the Series’ average daily net assets. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended June 30, 2017, the Series was charged $17,499 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are paid by the Series and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.”

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive 12b-1 fee from Jan. 1, 2017 to June 30, 2017,* in order to limit 12b-1 fees of the Service Class shares to 0.25% of average daily net assets. Standard Class shares pay no 12b-1 fee.

As provided in the investment management agreement, the Series bears a portion of the cost of resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Series. For the six months ended June 30, 2017, the Series was charged $5,449 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

Cross trades for the six months ended June 30, 2017 were executed by the Series pursuant to procedures adopted by the Board designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the procedures adopted by the Board. Pursuant to these procedures, for the six months ended June 30, 2017, the Series engaged in securities sales of $4,806,943, which resulted in net realized gain of $42.

*The aggregate contractual waiver period covering this report is from April 29, 2016 through May 1, 2018.

3. Investments

For the six months ended June 30, 2017, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$401,907,232
Sales	413,135,998

REIT Series-10

Delaware VIP® REIT Series

Notes to financial statements (continued)

3. Investments (continued)

At June 30, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2017, the cost and unrealized appreciation (depreciation) of investments for the Series were as follows:

Cost of Investments	Aggregate Unrealized Appreciation of Investments	Aggregate Unrealized Depreciation of Investments	Net Unrealized Appreciation of Investments
$455,266,505	$21,141,855	$(11,926,358)	$9,215,497

US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2017:

Securities	Level 1	Level 2	Total
Assets:
Common Stock	$452,728,829	$—	$452,728,829
Short-Term Investments	—	11,753,173	11,753,173

Total Value of Securities	$452,728,829	$11,753,173	$464,482,002

During the six months ended June 30, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Series’ net assets. During the six months ended June 30, 2017, there were no Level 3 investments.

REIT Series-11

Delaware VIP® REIT Series

Notes to financial statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 6/30/17	Year ended 12/31/16

Shares sold:
Standard Class	309,592	1,018,352
Service Class	379,299	1,350,012

Shares issued upon reinvestment of dividends and distributions:
Standard Class	2,695,054	1,227,204
Service Class	2,464,051	1,149,624

	5,847,996	4,745,192

Shares redeemed:
Standard Class	(1,094,268)	(1,512,263)
Service Class	(1,214,201)	(2,576,127)

	(2,308,469)	(4,088,390)

Net increase	3,539,527	656,802

5. Line of Credit

The Series, along with certain other funds in the Delaware Funds (Participants), is a participant in a $155,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants on the basis of relative net assets of each Participant’s allocation of the entire facility. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement will expire on Nov. 6, 2017.

The Series had no amounts outstanding as of June 30, 2017, or at any time during the period then ended.

6. Offsetting

In December 2011, the Financial Accounting Standards Board (FASB) issued guidance that expanded disclosure requirements on the offsetting of certain assets and liabilities. The disclosures are required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset on the “Statement of assets and liabilities” and require an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarified which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing.

In order to better define its contractual rights and to secure rights that will help the Series mitigate its counterparty risk, the Series entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Series and a counterparty that governs certain over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Series may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Series does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”

REIT Series-12

Delaware VIP® REIT Series

Notes to financial statements (continued)

6. Offsetting (continued)

At June 30, 2017, the Series had the following assets and liabilities subject to offsetting provisions:

Master Repurchase Agreements

Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Bank of America Merrill Lynch	$2,368,125	$(2,368,125)	$—	$(2,368,125)	$—
Bank of Montreal	3,946,876	(3,946,876)	—	(3,946,876)	—
BNP Paribas	2,217,260	(2,217,260)	—	(2,217,260)	—

Total	$8,532,261	$(8,532,261)	$—	$(8,532,261)	$—

(a) The value of the related collateral received exceeded the value of the repurchase agreements of June 30, 2017.

(b) Net exposure represents the receivable (payable) that would be due from (to) the counterparty in an event of default.

7. Securities Lending

The Series, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day, the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Cash collateral received by each series of the Trust is generally invested in a series of individual separate accounts, each corresponding to a series. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. A Series can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of a Series’ cash collateral account may be less than the amount the Series would be required to return to the borrowers of the securities and the Series would be required to make up for this shortfall.

During the six months ended June 30, 2017, the Series had no securities out on loan.

8. Credit and Market Risk

The Series concentrates its investments in the real estate industry and is subject to the risks associated with that industry. If the Series holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Series is also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more widely than that of a fund that invests in a broader range of industries.

REIT Series-13

Delaware VIP® REIT Series

Notes to financial statements (continued)

8. Credit and Market Risk (continued)

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A, promulgated under Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of June 30, 2017, there were no Rule 144A securities held by the Series.

9. Contractual Obligations

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

10. Recent Accounting Pronouncements

On Oct. 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

11. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2017 that would require recognition or disclosure in the Series’ financial statements.

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Series’ most recent Form N-Q are available without charge on the Series’ website at delawarefunds.com/vip/literature. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series’ website at delawarefunds.com/proxy; and (ii) on the Commission’s website at sec.gov.

SA-VIPREIT 21598 (8/17) (235363)	REIT Series-14

Delaware VIP® Trust

Delaware VIP Small Cap Value Series

June 30, 2017

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Series is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of June 30, 2017, and subject to change for events occurring after such date.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of Macquarie Investment Management Business Trust, a US registered investment advisor.

The Series is distributed by Delaware Distributors, L.P., an affiliate of Macquarie Investment Management Business Trust and Macquarie Group Limited. Macquarie Investment Management (MIM), a member of Macquarie Group, refers to the companies comprising the asset management division of Macquarie Group Limited and its subsidiaries and affiliates worldwide.

This material may be used in conjunction with the offering of shares in Delaware VIP Small Cap Value Series only if preceded or accompanied by the Series’ current prospectus or the summary prospectus.

© 2017 Macquarie Management Holdings, Inc. (formerly, Delaware Management Holdings, Inc.)

All third-party marks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP Small Cap Value Series

Disclosure of Series expenses

For the six-month period from January 1, 2017 to June 30, 2017 (Unaudited)

As a shareholder of the Series, you incur ongoing costs, which may include management fees; distribution and/or service (12b-1) fees; and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Jan. 1, 2017 to June 30, 2017.

Actual expenses

The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense analysis of an investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/17 to
	1/1/17	6/30/17	Ratio	6/30/17*

Actual Series return†
Standard Class	$1,000.00	$1,029.50	0.78%	$3.92
Service Class	1,000.00	1,028.20	1.03%	5.18

Hypothetical 5% return (5% return before expenses)
Standard Class	$1,000.00	$1,020.93	0.78%	$3.91
Service Class	1,000.00	1,019.69	1.03%	5.16

*	“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Small Cap Value Series-1

Delaware VIP® Trust — Delaware VIP Small Cap Value Series

Security type / sector allocation and top 10 equity holdings

As of June 30, 2017 (Unaudited)

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Common Stock²	99.02%
Basic Industry	8.93%
Business Services	1.11%
Capital Spending	7.31%
Consumer Cyclical	3.69%
Consumer Services	8.60%
Consumer Staples	2.70%
Energy	5.30%
Financial Services[1]	29.27%
Healthcare	4.47%
Real Estate	8.16%
Technology	14.38%
Transportation	2.46%
Utilities	2.64%
Short-Term Investments	1.05%
Total Value of Securities	100.07%
Liabilities Net of Receivables and Other Assets	(0.07%	)
Total Net Assets	100.00%

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

[1]

To monitor compliance with the Series’ concentration guidelines as described in the Series’ Prospectus and Statement of Additional Information, the Financial Services sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940, as amended). The Financial Services sector consisted of diversified financial services, banks, insurance, and investment companies. As of June 30, 2017, such amounts, as percentage of total net assets, were 1.60%, 21.34%, 5.64%, and 0.69%, respectively. The percentage in any such single industry will comply with the Series’ concentration policy even if the percentages in the Financial Services sector for financial reporting purposes may exceed 25%.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
East West Bancorp	3.55%
Berry Global Group	2.34%
Webster Financial	2.08%
MasTec	2.01%
Hancock Holding	1.93%
Synopsys	1.92%
Selective Insurance Group	1.84%
Olin	1.61%
Trinseo	1.53%
Great Western Bancorp	1.44%

Small Cap Value Series-2

Delaware VIP® Trust — Delaware VIP Small Cap Value Series

Schedule of investments

June 30, 2017 (Unaudited)

	Number of shares	Value (US $)

Common Stock – 99.02% ²
Basic Industry – 8.93%
Berry Global Group †	501,100	$28,567,711
HB Fuller	329,200	16,825,412
KapStone Paper and Packaging	397,800	8,206,614
Minerals Technologies	75,578	5,532,310
Olin	650,200	19,688,056
Trinseo	271,500	18,652,050
USG †	402,700	11,686,354

		109,158,507
Business Services – 1.11%
Deluxe	116,300	8,050,286
WESCO International †	96,000	5,500,800

		13,551,086
Capital Spending – 7.31%
Altra Industrial Motion	266,470	10,605,506
Atkore International Group †	218,892	4,936,015
EnPro Industries	93,600	6,680,232
H&E Equipment Services	444,400	9,070,204
ITT	415,500	16,694,790
MasTec †	545,046	24,608,827
Primoris Services	404,100	10,078,254
Regal Beloit	81,900	6,678,945

		89,352,773

Consumer Cyclical – 3.69%
Barnes Group	191,500	11,208,495
Knoll	289,793	5,810,350
Meritage Homes †	338,000	14,263,600
Standard Motor Products	112,501	5,874,802
Tenneco	136,900	7,916,927

		45,074,174

Consumer Services – 8.60%
Asbury Automotive Group †	78,300	4,427,865
Cable One	12,800	9,099,520
Cheesecake Factory	170,200	8,561,060
Choice Hotels International	170,000	10,922,500
Cinemark Holdings	267,613	10,396,765
International Speedway Class A	218,300	8,197,165
Meredith	186,050	11,060,673
Sonic	247,200	6,548,328
Steven Madden †	236,200	9,436,190
Texas Roadhouse	158,400	8,070,480
UniFirst	61,600	8,667,120
Wolverine World Wide	349,300	9,783,893

		105,171,559

Consumer Staples – 2.70%
Core-Mark Holding Class A	190,869	6,310,129
J&J Snack Foods	80,200	10,592,014
Pinnacle Foods	145,500	8,642,700
Scotts Miracle-Gro Class A	83,600	7,478,856

		33,023,699

Energy – 5.30%
Dril-Quip †	112,600	5,494,880
Helix Energy Solutions Group †	762,900	4,302,756

	Number of shares	Value (US $)

Common Stock ² (continued)
Energy (continued)
Oasis Petroleum †	823,300	$6,627,565
Patterson-UTI Energy	726,200	14,661,978
SM Energy	502,100	8,299,713
Southwest Gas Holdings	175,600	12,829,336
Tesoro	105,721	9,895,486
Whiting Petroleum †	485,700	2,676,207

		64,787,921

Financial Services – 29.27%
American Equity Investment Life Holding	530,300	13,936,284
Bank of Hawaii	197,900	16,419,763
Boston Private Financial Holdings	641,900	9,853,165
Community Bank System	250,300	13,959,231
East West Bancorp	741,536	43,439,179
First Financial Bancorp	542,800	15,035,560
First Interstate BancSystem	208,000	7,737,600
First Midwest Bancorp	504,500	11,759,895
Great Western Bancorp	431,500	17,609,515
Hancock Holding	482,400	23,637,600
Hanover Insurance Group	147,700	13,090,651
Independent Bank	86,400	5,758,560
Infinity Property & Casualty	90,900	8,544,600
Legg Mason	199,500	7,612,920
Main Street Capital	217,800	8,376,588
NBT Bancorp	352,400	13,021,180
Prosperity Bancshares	180,200	11,576,048
S&T Bancorp	227,642	8,163,242
Selective Insurance Group	448,400	22,442,420
Stifel Financial †	260,900	11,996,182
Umpqua Holdings	648,400	11,904,624
Validus Holdings	211,321	10,982,352
Valley National Bancorp	1,162,100	13,724,401
Webster Financial	486,000	25,378,920
WesBanco	302,200	11,948,988
		357,909,468

Healthcare – 4.47%
Catalent †	97,200	3,411,720
Haemonetics †	134,200	5,299,558
Owens & Minor	273,850	8,815,231
Service Corp. International	220,100	7,362,345
STERIS	165,898	13,520,687
Teleflex	39,600	8,227,296
VWR †	244,520	8,071,605

		54,708,442
Real Estate – 8.16%
Alexander & Baldwin	192,171	7,952,036
Brandywine Realty Trust	843,033	14,778,368
Education Realty Trust	193,700	7,505,875
Healthcare Realty Trust	322,600	11,016,790
Highwoods Properties	271,500	13,767,765
Lexington Realty Trust	1,052,100	10,426,311
Life Storage	98,300	7,284,030
Ramco-Gershenson Properties Trust	487,800	6,292,620

Small Cap Value Series-3

Delaware VIP® Small Cap Value Series

Schedule of investments (continued)

	Number of	Value
	shares	(US $)

Common Stock ² (continued)
Real Estate (continued)
Summit Hotel Properties	563,800	$10,514,870
Washington Real Estate Investment Trust	319,900	10,204,810

		99,743,475

Technology – 14.38%
Brocade Communications Systems	218,800	2,759,068
Cirrus Logic †	150,700	9,451,904
CommScope Holding †	420,645	15,997,129
Electronics For Imaging †	271,300	12,854,194
MaxLinear Class A †	308,500	8,604,065
NetScout Systems †	302,963	10,421,927
ON Semiconductor †	980,900	13,771,836
PTC †	221,100	12,187,032
Super Micro Computer †	287,800	7,094,270
Synopsys †	321,700	23,461,581
Tech Data †	119,929	12,112,829
Teradyne	464,400	13,945,932
Tower Semiconductor	333,600	7,956,360
TTM Technologies †	425,900	7,393,624
Viavi Solutions †	379,400	3,995,082
Vishay Intertechnology	837,400	13,900,840

		175,907,673

Transportation – 2.46%
Kirby †	96,700	6,464,395
Matson	165,400	4,968,616
Saia †	133,550	6,851,115
Werner Enterprises	402,200	11,804,570

		30,088,696

Utilities – 2.64%
Black Hills	203,100	13,703,157
El Paso Electric	220,800	11,415,360
NorthWestern	118,500	7,230,870

		32,349,387

Total Common Stock (cost $807,674,623)		1,210,826,860

	Principal	Value
	amount°	(US $)

Short-Term Investments – 1.05%
Discount Note – 0.12% ≠
Federal Home Loan Bank 0.95% 7/10/17	1,460,992	$1,460,710

		1,460,710

Repurchase Agreements – 0.74%
Bank of America Merrill Lynch 0.99%, dated 6/30/17, to be repurchased on 7/3/17, repurchase price $2,515,663 (collateralized by US government obligations 3.375% 5/15/44; market value $2,565,766)	2,515,456	2,515,456
Bank of Montreal 0.93%, dated 6/30/17, to be repurchased on 7/3/17, repurchase price $4,192,751 (collateralized by US government obligations 0.625%-3.75% 7/31/17-2/15/45; market value $4,276,275)	4,192,426	4,192,426
BNP Paribas 1.05%, dated 6/30/17, to be repurchased on 7/3/17, repurchase price $2,355,410 (collateralized by US government obligations 0.00%-2.00% 8/15/17-11/15/45; market value $2,402,310)	2,355,204	2,355,204

		9,063,086

US Treasury Obligation – 0.19% ≠
US Treasury Bill 0.70% 7/13/17	2,308,233	2,307,743

		2,307,743

Total Short-Term Investments (cost $12,831,425)		12,831,539

Total Value of Securities – 100.07% (cost $820,506,048)	$1,223,658,399

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
†	Non-income producing security.

See accompanying notes, which are an integral part of the financial statements.

Small Cap Value Series-4

Delaware VIP® Trust — Delaware VIP Small Cap Value Series Statement of assets and liabilities	June 30, 2017 (Unaudited)

Assets:
Investments, at value[1]	$1,210,826,860
Short-term investments, at value[2]	12,831,539
Cash	711,320
Dividends and interest receivable	1,364,349
Receivable for Series shares sold	558,711
Receivable for securities sold	534,086

Total assets	1,226,826,865

Liabilities:
Payable for securities purchased	1,869,155
Payable for Series shares redeemed	960,373
Investment management fees payable to affiliates	716,541
Distribution fees payable to affiliates	163,847
Audit and tax fees payable	16,556
Dividend disbursing and transfer agent fees and expenses payable to affiliates	7,557
Accounting and administration expenses payable to affiliates	4,655
Trustees’ fees and expenses payable	3,089
Legal fees payable to affiliates	3,053
Reports and statements to shareholders expenses payable to affiliates	800
Other accrued expenses	249,150

Total liabilities	3,994,776

Total Net Assets	$1,222,832,089

Net Assets Consist of:
Paid-in capital	$770,033,291
Undistributed net investment income	4,131,400
Accumulated net realized gain on investments	45,515,047
Net unrealized appreciation of investments	403,152,351

Total Net Assets	$1,222,832,089

Net Asset Value:
Standard Class:
Net assets	$427,164,957
Shares of beneficial interest outstanding, unlimited authorization, no par	10,879,984
Net asset value per share	$39.26

Service Class:
Net assets	$795,667,132
Shares of beneficial interest outstanding, unlimited authorization, no par	20,341,517
Net asset value per share	$39.12

[1]Investments, at cost	$807,674,623
[2]Short-term investments, at cost	12,831,425

See accompanying notes, which are an integral part of the financial statements.

Small Cap Value Series-5

Delaware VIP® Trust —

Delaware VIP Small Cap Value Series

Statement of operations

Six months ended June 30, 2017 (Unaudited)

Investment Income:
Dividends	$9,888,726
Interest	26,975

9,915,701

Expenses:
Management fees	4,346,952
Distribution expenses – Service Class	1,195,493
Accounting and administration expenses	187,682
Reports and statements to shareholders expenses	65,116
Dividends disbursing and transfer agent fees and expenses	51,813
Legal fees	43,342
Custodian fees	31,893
Trustees’ fees and expenses	30,703
Audit and tax fees	16,593
Registration fees	436
Other	11,983

5,982,006
Less waived distribution expenses – Service Class	(199,249)
Less expense paid indirectly	(2)

Total operating expenses	5,782,755

Net Investment Income	4,132,946

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	46,055,155
Net change in unrealized appreciation (depreciation) of investments	(15,260,482)

Net Realized and Unrealized Gain	30,794,673

Net Increase in Net Assets Resulting from Operations	$34,927,619

Delaware VIP Trust —

Delaware VIP Small Cap Value Series

Statements of changes in net assets

	Six months ended 6/30/17 (Unaudited)	Year ended 12/31/16
Increase (Decrease) in Net Assets from Operations:
Net investment income	$4,132,946	$9,174,033
Net realized gain	46,055,155	42,363,754
Net change in unrealized appreciation (depreciation)	(15,260,482)	241,773,912

Net increase in net assets resulting from operations	34,927,619	293,311,699

Dividends and Distributions to Shareholders from:
Net investment income:
Standard Class	(3,678,580)	(3,599,852)
Service Class	(5,192,798)	(4,789,432)
Net realized gain:
Standard Class	(14,799,128)	(33,171,518)
Service Class	(27,668,494)	(59,630,251)

	(51,339,000)	(101,191,053)

Capital Share Transactions:
Proceeds from shares sold:
Standard Class	30,629,393	37,317,603
Service Class	43,702,868	63,705,456
Net asset value of shares based upon reinvestment of dividends and distributions:
Standard Class	18,477,708	36,771,370
Service Class	32,861,292	64,419,682

	125,671,261	202,214,111

Cost of shares repurchased:
Standard Class	(45,209,040)	(57,243,833)
Service Class	(65,174,422)	(78,004,472)

	(110,383,462)	(135,248,305)

Increase in net assets derived from capital share transactions	15,287,799	66,965,806

Net Increase (Decrease) in Net Assets	(1,123,582)	259,086,452

Net Assets:
Beginning of period	1,223,955,671	964,869,219

End of period	$1,222,832,089	$1,223,955,671

Undistributed net investment income	$4,131,400	$8,869,832

See accompanying notes, which are an integral part of the financial statements.

Small Cap Value Series-6

Delaware VIP® Trust — Delaware VIP Small Cap Value Series

Financial highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Small Cap Value Series Standard Class
	Six months ended 6/30/17[1] (unaudited)	12/31/16	12/31/15	Year ended 12/31/14	12/31/13	12/31/12
Net asset value, beginning of period	$39.84	$33.72	$40.23	$41.72	$33.14	$31.39

Income (loss) from investment operations:
Net investment income[2]	0.17	0.36	0.33	0.27	0.24	0.26
Net realized and unrealized gain (loss)	0.99	9.38	(2.43)	2.06	10.37	3.98

Total from investment operations	1.16	9.74	(2.10)	2.33	10.61	4.25

Less dividends and distributions from:
Net investment income	(0.35)	(0.35)	(0.28)	(0.23)	(0.28)	(0.20)
Net realized gain	(1.40)	(3.26)	(4.13)	(3.59)	(1.75)	(2.30)

Total dividends and distributions	(1.74)	(3.62)	(4.41)	(3.82)	(2.03)	(2.50)

Net asset value, end of period	$39.26	$39.84	$33.72	$40.23	$41.72	$33.14

Total return[3]	2.95%	31.41%	(6.22% )	5.86%	33.50%	13.90%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$427,165	$429,275	$343,847	$379,542	$354,211	$271,272
Ratio of expenses to average net assets	0.78%	0.79%	0.80%	0.80%	0.80%	0.81%
Ratio of net investment income to average net assets	0.84%	1.05%	0.90%	0.68%	0.64%	0.82%
Portfolio turnover	8%	11%	18%	16%	23%	14%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

See accompanying notes, which are an integral part of the financial statements.

Small Cap Value Series-7

Delaware VIP® Small Cap Value Series

Financial highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

		Delaware VIP Small Cap Value Series Service Class
	Six months
	ended
	6/30/17[1]	Year ended
	(unaudited)	12/31/16	12/31/15	12/31/14	12/31/13	12/31/12
Net asset value, beginning of period	$39.67	$33.58	$40.08	$41.58	$33.04	$31.30

Income (loss) from investment operations:
Net investment income[2]	0.12	0.27	0.24	0.17	0.14	0.18
Net realized and unrealized gain (loss)	0.99	9.34	(2.43)	2.06	10.34	3.97

Total from investment operations	1.11	9.61	(2.19)	2.23	10.48	4.16

Less dividends and distributions from:
Net investment income	(0.26)	(0.26)	(0.18)	(0.14)	(0.20)	(0.12)
Net realized gain	(1.40)	(3.26)	(4.13)	(3.59)	(1.75)	(2.30)

Total dividends and distributions	(1.66)	(3.52)	(4.31)	(3.73)	(1.94)	(2.42)

Net asset value, end of period	$39.12	$39.67	$33.58	$40.08	$41.58	$33.04

Total return[3]	2.82%	31.09%	(6.46% )	5.62%	33.17%	13.63%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$795,667	$794,681	$621,022	$719,263	$722,548	$593,021
Ratio of expenses to average net assets	1.03%	1.04%	1.05%	1.05%	1.05%	1.06%
Ratio of expenses to average net assets prior to fees waived	1.08%	1.09%	1.10%	1.10%	1.10%	1.11%
Ratio of net investment income to average net assets	0.59%	0.80%	0.65%	0.43%	0.39%	0.57%
Ratio of net investment income to average net assets prior to fees waived	0.54%	0.75%	0.60%	0.38%	0.34%	0.52%
Portfolio turnover	8%	11%	18%	16%	23%	14%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the distributor. Performance would have been lower had the waiver not been in effect. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

See accompanying notes, which are an integral part of the financial statements.

Small Cap Value Series-8

Delaware VIP® Trust — Delaware VIP Small Cap Value Series

Notes to financial statements

June 30, 2017 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 10 series: Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Core Series (formerly, Delaware VIP Smid Cap Growth Series), Delaware VIP U.S. Growth Series, and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Small Cap Value Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Standard Class and Service Class shares. The Standard Class shares do not carry a distribution and/or service (12b-1) fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Series.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq) are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular, day an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes — No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on the Series’ federal income tax returns through the six months ended June 30, 2017 and for all open tax years (years ended Dec. 31, 2013–Dec. 31, 2016), and has concluded that no provision for federal income tax is required in the Series’ financial statements. If applicable, the Series recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the “Statement of operations.” During the six months ended June 30, 2017, the Series did not incur any interest or tax penalties.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Series may purchase certain US government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on June 30, 2017, and matured on the next business day.

Use of Estimates — The Series is an investment company, whose financial statements are prepared in conformity with US GAAP. Therefore, the Series follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware FundsSM by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively over the lives of the respective securities using the effective interest method. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Series may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Series in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Series on the transaction. There were no commission rebates for the six months ended June 30, 2017.

Small Cap Value Series-9

Delaware VIP® Small Cap Value Series

Notes to financial statements (continued)

1. Significant Accounting Policies (continued)

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended June 30, 2017.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expense paid under this arrangement is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset shown under “Less expense paid indirectly.” For the six months ended June 30, 2017, the Series earned $2 under this agreement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Macquarie investments Management Business Trust (formerly, Delaware Management Business Trust) and the investment manager, an annual fee which is calculated daily and paid monthly at the rate of 0.75% on the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the Delaware Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above are allocated among all funds in the Delaware Funds on a relative net asset value (NAV) basis. For the six months ended June 30, 2017, the Series was charged $28,375 for these services. This amount is included on the “Statement of operations” under “Accounting and administration expenses.”

DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated daily and paid monthly at the annual rate of 0.0075% of the Series’ average daily net assets. This amount is included on the “Statement of operations ”under “Dividend disbursing and transfer agent fees and expenses. ”For the six months ended June 30, 2017, the Series was charged $45,866 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are paid by the Series and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.”

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive 12b-1 fee from Jan. 1, 2017 through June 30, 2017* in order to limit 12b-1 fee of the Service Class shares to 0.25% of average daily net assets. Standard Class shares pay no 12b-1 fee.

As provided in the investment management agreement, the Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax and regulatory reporting services to the Series. For the six months ended June 30, 2017, the Series was charged $14,199 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

Cross trades for the six months ended June 30, 2017 were executed by the Series pursuant to procedures adopted by the Board designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the procedures adopted by the Board. Pursuant to these procedures, for the six months ended June 30, 2017, the Series engaged in securities sales of $10,954,555 which resulted in net realized gain of $27.

*The aggregate contractual waiver period covering this report is from April 29, 2016 through May 1, 2018.

3. Investments

For the six months ended June 30, 2017, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$94,193,195
Sales	133,575,222

Small Cap Value Series-10

Delaware VIP® Small Cap Value Series

Notes to financial statements (continued)

3. Investments (continued)

At June 30, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2017, the cost and unrealized appreciation (depreciation) of investments for the Series were as follows:

Cost of Investments	Aggregate Unrealized Appreciation of Investments	Aggregate Unrealized Depreciation of Investments	Net Unrealized Appreciation of Investments
$820,506,048	$445,478,337	$(42,325,986)	$403,152,351

US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates,yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2017:

Securities	Level 1	Level 2	Total
Assets:
Common Stock	$1,210,826,860	$—	$1,210,826,860
Short-Term Investments	—	12,831,539	12,831,539

Total Value of Securities	$1,210,826,860	$12,831,539	$1,223,658,399

During the six months ended June 30, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Series’ net assets. During the six months ended June 30, 2017, there were no Level 3 investments.

Small Cap Value Series-11

Delaware VIP® Small Cap Value Series

Notes to financial statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 6/30/17	Year ended 12/31/16
Shares sold:
Standard Class	770,292	1,094,235
Service Class	1,092,583	1,812,728

Shares issued upon reinvestment of dividends and distributions:
Standard Class	474,030	1,140,905
Service Class	845,633	2,003,723

	3,182,538	6,051,591

Shares redeemed:
Standard Class	(1,138,643)	(1,656,790)
Service Class	(1,631,248)	(2,275,828)

	(2,769,891)	(3,932,618)

Net increase	412,647	2,118,973

5. Line of Credit

The Series, along with certain other funds in the Delaware Funds (Participants), is a participant in a $155,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants on the basis of relative net assets of each Participant’s allocation of the entire facility. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on Nov. 6, 2017.

The Series had no amounts outstanding as of June 30, 2017 or at any time during the period then ended.

6. Offsetting

In December 2011, the Financial Accounting Standards Board (FASB) issued guidance that expanded disclosure requirements on the offsetting of certain assets and liabilities. The disclosures are required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset on the “Statement of assets and liabilities” and requires an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarified which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing.

In order to better define its contractual rights and to secure rights that will help the Series mitigate its counterparty risk, the Series entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Series and a counterparty that governs certain over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Series may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, the Series does not offset derivative assets and derivatives liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”

Small Cap Value Series-12

Delaware VIP® Small Cap Value Series

Notes to financial statements (continued)

6. Offsetting (continued)

At June 30, 2017, the Series had the following assets and liabilities subject to offsetting provisions:

Master Repurchase Agreements

	Repurchase	Fair Value of Non-Cash	Cash Collateral	Net Collateral
Counterparty	Agreements	Collateral Received(a)	Received	Received	Net Exposure(b)
Bank of America Merrill Lynch	$2,515,456	$(2,515,456)	$—	$(2,515,456)	$—
Bank of Montreal	4,192,426	(4,192,426)	—	(4,192,426)	—
BNP Paribas	2,355,204	(2,355,204)	—	(2,355,204)	—

Total	$9,063,086	$(9,063,086)	$—	$(9,063,086)	$—

(a) The value of the related collateral received exceeded the value of the repurchase agreements as of June 30, 2017.

(b) Net exposure represents the receivable (payable) that would be due from (to) the counterparty in an event of default.

7. Securities Lending

The Series, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities that are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Cash collateral received by each series of the Trust is generally invested in a series of individual separate accounts, each corresponding to a series. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. A Series can also accept US government securities and letters of credit (non - cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of a Series’ cash collateral account may be less than the amount the Series would be required to return to the borrowers of the securities and the Series would be required to make up for this shortfall.

During the six months ended June 30, 2017, the Series had no securities out on loan.

8. Credit and Market Risk

The Series invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

Small Cap Value Series-13

Delaware VIP® Small Cap Value Series

Notes to financial statements (continued)

8. Credit and Market Risk (continued)

The Series invests in REITs and is subject to the risks associated with that industry. If the Series holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended June 30, 2017. The Series’ REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A, promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of June 30, 2017, there were no Rule 144A securities held by the Series.

9. Contractual Obligations

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

10. Recent Accounting Pronouncements

On Oct. 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

11. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2017 that would require recognition or disclosure in the Series’ financial statements.

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Series’ most recent Form N-Q are available without charge on the Series’ website at delawarefunds.com/vip/literature. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series’ website at delawarefunds.com/proxy; and (ii) on the Commission’s website at sec.gov.

SA-VIPSCV 21599 (8/17) (235363)	Small Cap Value Series-14

Delaware VIP® Trust

Delaware VIP U.S. Growth Series

June 30, 2017

Disclosure of Series expenses	1

Security type / sector allocation and top 10 equity holdings	2

Schedule of investments	3

Statement of assets and liabilities	5

Statement of operations	6

Statements of changes in net assets	6

Financial highlights	7

Notes to financial statements	9

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Series is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of June 30, 2017, and subject to change for events occurring after such date.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of Macquarie Investment Management Business Trust, a US registered investment advisor.

The Series is distributed by Delaware Distributors, L.P., an affiliate of Macquarie Investment Management Business Trust and Macquarie Group Limited. Macquarie Investment Management (MIM), a member of Macquarie Group, refers to the companies comprising the asset management division of Macquarie Group Limited and its subsidiaries and affiliates worldwide.

This material may be used in conjunction with the offering of shares in Delaware VIP U.S. Growth Series only if preceded or accompanied by the Series’ current prospectus or the summary prospectus.

© 2017 Macquarie Management Holdings, Inc. (formerly, Delaware Management Holdings, Inc.)

All third-party marks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP U.S. Growth Series

Disclosure of Series expenses

For the six-month period from January 1, 2017 to June 30, 2017 (Unaudited)

As a shareholder of the Series, you incur ongoing costs, which may include management fees; distribution and/or service (12b-1) fees; and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Jan. 1, 2017 to June 30, 2017.

Actual expenses

The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense analysis of an investment of $1,000

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Annualized Expense Ratio	Expenses Paid During Period 1/1/17 to 6/30/17*
Actual Series return†
Standard Class	$1,000.00	$1,142.10	0.74%	$3.93
Service Class	1,000.00	1,142.50	0.99%	5.26

Hypothetical 5% return (5% return before expenses)
Standard Class	$1,000.00	$1,021.12	0.74%	$3.71
Service Class	1,000.00	1,019.89	0.99%	4.96

*	“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

U.S. Growth Series-1

Delaware VIP® Trust — Delaware VIP U.S. Growth Series

Security type / sector allocation and top 10 equity holdings

As of June 30, 2017 (Unaudited)

Sector designations may be different than the sector designations presented in other series materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Common Stock²	98.82%
Consumer Discretionary	21.45%
Financial Services[1]	30.69%
Healthcare	14.43%
Industrials	3.73%
Technology[1]	28.52%
Short-Term Investments	0.40%
Total Value of Securities	99.22%
Receivables and Other Assets Net of Liabilities	0.78%
Total Net Assets	100.00%

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
[1]

To monitor compliance with the Series’ concentration guidelines as described in the Series’ prospectus and statement of additional information, the Financial Services and Technology sectors (as disclosed herein for financial reporting purposes) are subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940, as amended). The Financial Services sector consisted of commercial services, diversified financial services, and real estate investment trusts. As of June 30, 2017, such amounts, as a percentage of total net assets, were 6.54%, 17.20%, and 6.95%, respectively. The Technology sector consisted of Internet, semiconductors, and software. As of June 30, 2017, such amounts, as a percentage of total net assets, were 14.00%, 3.11%, and 11.41%, respectively. The percentage in any such single industry will comply with the Series’ concentration policy even if the percentages in the Financial Services and Technology sectors for financial reporting purposes may exceed 25%.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Alphabet Class A & Class C	6.82%
PayPal Holdings	6.54%
Visa Class A	5.71%
Microsoft	5.61%
Celgene	5.60%
Mastercard Class A	4.65%
Crown Castle International	4.45%
eBay	4.31%
Liberty Interactive Corp. QVC Group Class A	4.24%
Intercontinental Exchange	3.87%

U.S. Growth Series-2

Delaware VIP® Trust — Delaware VIP U.S. Growth Series

Schedule of investments

June 30, 2017 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 98.82% ²
Consumer Discretionary – 21.45%
Dollar General	95,332	$6,872,484
eBay †	471,384	16,460,729
Liberty Global Class A †	93,084	2,989,858
Liberty Global Class C †	346,728	10,810,979
Liberty Interactive Corp. QVC Group Class A †	660,138	16,199,787
Nielsen Holdings	199,106	7,697,438
Quintiles IMS Holdings †	144,610	12,942,595
TripAdvisor †	210,273	8,032,429

		82,006,299

Financial Services – 30.69%
Charles Schwab	263,649	11,326,361
Crown Castle International	169,939	17,024,489
Equinix	22,243	9,545,806
Intercontinental Exchange	224,538	14,801,545
Mastercard Class A	146,491	17,791,332
PayPal Holdings †	465,879	25,003,726
Visa Class A	232,620	21,815,104

		117,308,363

Healthcare – 14.43%
Allergan	45,358	11,026,076
Biogen †	46,971	12,746,051
Celgene †	164,990	21,427,251
DENTSPLY SIRONA	153,785	9,971,419

		55,170,797

Industrials – 3.73%
FedEx	65,618	14,260,760

		14,260,760

Technology – 28.52%
Alphabet Class A †	16,377	15,225,369
Alphabet Class C †	11,943	10,852,962
ASML Holding (New York Shares)	42,235	5,503,643
Electronic Arts †	103,874	10,981,559
Facebook Class A †	96,739	14,605,654
Intuit	61,271	8,137,402
Microsoft	311,003	21,437,437
NVIDIA	44,246	6,396,202
Symantec	454,071	12,827,506
Take-Two Interactive Software †	41,951	3,078,364

		109,046,098

Total Common Stock (cost $270,837,519)		377,792,317

	Principal amount°	Value (US $)
Short-Term Investments – 0.40%
Discount Note – 0.06% ≠
Federal Home Loan Bank 0.95% 7/10/17	249,657	$249,608

		249,608

Repurchase Agreements – 0.27%
Bank of America Merrill Lynch 0.99%, dated 6/30/17, to be repurchased on 7/3/17, repurchase price $282,075 (collateralized by US government obligations 3.375% 5/15/44; market value $287,693)	282,051	282,051
Bank of Montreal 0.93%, dated 6/30/17, to be repurchased on 7/3/17, repurchase price $470,122 (collateralized by US government obligations 0.625%-3.75% 7/31/17-2/15/45; market value $479,487)	470,086	470,086
BNP Paribas 1.05%, dated 6/30/17, to be repurchased on 7/3/17, repurchase price $264,106 (collateralized by US government obligations 0.00%-2.00% 8/15/17-11/15/45; market value $269,365)	264,083	264,083

		1,016,220

US Treasury Obligation – 0.07%
US Treasury Bill 0.70% 7/13/17	258,816	258,761

		258,761

Total Short-Term Investments (cost $1,524,573)		1,524,589

U.S. Growth Series-3

Delaware VIP® U.S. Growth Series

Schedule of investments (continued)

Total Value of Securities – 99.22% (cost $272,362,092)	$379,316,906

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
†	Non-income producing security.

See accompanying notes, which are an integral part of the financial statements.

U.S. Growth Series-4

Delaware VIP® Trust — Delaware VIP U.S. Growth Series
Statement of assets and liabilities	June 30, 2017 (Unaudited)

Assets:
Investments, at value[1]	$377,792,317
Short-term investments, at value[2]	1,524,589
Cash	214,055
Receivable for securities sold	6,710,741
Dividends and interest receivable	46,644
Foreign tax reclaims receivable	37,096

Total assets	386,325,442

Liabilities:
Payable for securities purchased	3,491,576
Payable for series shares redeemed	103,147
Investment management fees payable to affiliates	207,025
Other accrued expenses	122,531
Distribution fees payable to affiliates	69,249
Audit and tax fees payable to affiliates	16,556
Dividend disbursing and transfer agent fees and expenses payable to affiliates	2,389
Accounting and administration expenses payable to affiliates	1,472
Trustees’ fees and expenses payable	992
Legal fees payable to affiliates	986
Reports and statements to shareholders expense payable to affiliates	250

Total liabilities	4,016,173

Total Net Assets	$382,309,269

Net Assets Consist of:
Paid-in capital	$262,530,185
Distributions in excess of net investment income	(335,867)
Accumulated net realized gain	13,160,137
Net unrealized appreciation of investments	106,954,814

Total Net Assets	$382,309,269

Standard Class:
Net assets	$49,061,212
Shares of beneficial interest outstanding, unlimited authorization, no par	4,869,878
Net asset value per share	$10.07

Service Class:
Net assets	$333,248,057
Shares of beneficial interest outstanding, unlimited authorization, no par	33,974,394
Net asset value per share	$9.81
[1] Investments, at cost	$270,837,519
[2] Short-term investments, at cost	1,524,573

See accompanying notes, which are an integral part of the financial statements.

U.S. Growth Series-5

Delaware VIP® Trust —

Delaware VIP U.S. Growth Series

Statement of operations

Six months ended June 30, 2017

Investment Income:
Dividends	$1,465,118
Interest	13,476
Foreign tax withheld	(8,723)

1,469,871

Expenses:
Management fees	1,224,659
Distribution expenses – Service Class	489,156
Accounting and administration expenses	57,819
Reports and statements to shareholders	37,364
Audit and tax fees	16,571
Dividend disbursing and transfer agent fees and expenses	15,869
Custodian fees	15,815
Legal fees	15,450
Trustees’ fees and expenses	9,448
Registration fees	516
Other	4,597

1,887,264
Less waived distribution expenses - Service Class	(81,526)

Total operating expenses	1,805,738

Net Investment Loss	(335,867)

Net Realized and Unrealized Gain:
Net realized gain	14,187,237
Net change in unrealized appreciation (depreciation) of investments	36,456,732

Net Realized and Unrealized Gain	50,643,969

Net Increase in Net Assets Resulting from Operations	$50,308,102

Delaware VIP Trust —

Delaware VIP U.S. Growth Series

Statements of changes in net assets

	Six months ended 6/30/17 (Unaudited)	Year ended 12/31/16
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(335,867)	$(3,606)
Net realized gain	14,187,237	5,300,020
Net change in unrealized appreciation (depreciation)	36,456,732	(26,965,270)

Net increase (decrease) in net assets resulting from operations	50,308,102	(21,668,856)

Dividends and Distributions to Shareholders from:
Net investment income:
Standard Class	—	(315,595)
Service Class	—	(1,361,730)
Net realized gain:
Standard Class	(539,552)	(13,642,821)
Service Class	(3,478,091)	(97,717,762)

	(4,017,643)	(113,037,908)

Capital Share Transactions:
Proceeds from shares sold:
Standard Class	2,357,349	6,951,016
Service Class	1,177,047	11,860,309
Net asset value of shares based upon reinvestment of dividends and distributions:
Standard Class	539,552	13,958,416
Service Class	3,478,091	99,079,492

	7,552,039	131,849,233

Cost of shares redeemed:
Standard Class	(7,909,940)	(6,700,046)
Service Class	(27,590,015)	(38,221,680)

	(35,499,955)	(44,921,726)

Increase (decrease) in net assets derived from capital share transactions	(27,947,916)	86,927,507

Net Increase (Decrease) in Net Assets	18,342,543	(47,779,257)

Net Assets:
Beginning of period	363,966,726	411,745,983

End of period	$382,309,269	$363,966,726

Distributions in excess of net investment income	$(335,867)	$—

See accompanying notes, which are an integral part of the financial statements.

U.S. Growth Series-6

Delaware VIP® Trust — Delaware VIP U.S. Growth Series

Financial highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

		Delaware VIP U.S. Growth Series Standard Class

	Six months ended 6/30/17[1] (Unaudited)	12/31/16	12/31/15	Year ended 12/31/14	12/31/13	12/31/12
Net asset value, beginning of period	$8.91	$13.31	$13.75	$13.14	$10.17	$8.75

Income (loss) from investment operations:
Net investment income[2]	— [3]	0.02	0.08	0.08	0.03	0.04
Net realized and unrealized gain (loss)	1.26	(0.75)	0.66	1.49	3.40	1.38

Total from investment operations	1.26	(0.73)	0.74	1.57	3.43	1.42

Less dividends and distributions from:
Net investment income	—	(0.08)	(0.08)	(0.03)	(0.04)	—
Net realized gain	(0.10)	(3.59)	(1.10)	(0.93)	(0.42)	—

Total dividends and distributions	(0.10)	(3.67)	(1.18)	(0.96)	(0.46)	—

Net asset value, end of period	$10.07	$8.91	$13.31	$13.75	$13.14	$10.17

Total return[4]	14.21%	(5.17% )	5.39%	12.78%	34.75%	16.23%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$49,061	$47,773	$50,055	$160,730	$145,086	$106,069
Ratio of expenses to average net assets	0.74%	0.74%	0.75%	0.74%	0.74%	0.74%
Ratio of net investment income to average net assets	0.04%	0.22%	0.56%	0.58%	0.27%	0.40%
Portfolio turnover	13%	22%	39%	26%	20%	35%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Amount is less than $0.005 per share.
[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

See accompanying notes, which are an integral part of the financial statements.

U.S. Growth Series-7

Delaware VIP® U.S. Growth Series

Financial highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

		Delaware VIP U.S. Growth Series Service Class

	Six months ended 6/30/17[1] (Unaudited)	12/31/16	12/31/15	Year ended 12/31/14	12/31/13	12/31/12
Net asset value, beginning of period	$8.68	$13.07	$13.53	$12.94	$10.03	$8.65

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.01)	— [3]	0.04	0.04	— [3]	0.01
Net realized and unrealized gain (loss)	1.24	(0.75)	0.65	1.48	3.34	1.37

Total from investment operations	1.23	(0.75)	0.69	1.52	3.34	1.38

Less dividends and distributions from:
Net investment income	—	(0.05)	(0.05)	— [3]	(0.01)	—
Net realized gain	(0.10)	(3.59)	(1.10)	(0.93)	(0.42)	—

Total dividends and distributions	(0.10)	(3.64)	(1.15)	(0.93)	(0.43)	—

Net asset value, end of period	$9.81	$8.68	$13.07	$13.53	$12.94	$10.03

Total return[4]	14.25%	(5.50% )	5.08%	12.48%	34.44%	15.95%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$333,248	$316,194	$361,691	$365,985	$343,295	$281,973
Ratio of expenses to average net assets	0.99%	0.99%	1.00%	0.99%	0.99%	0.99%
Ratio of expenses to average net assets prior to fees waived	1.04%	1.04%	1.05%	1.04%	1.04%	1.04%
Ratio of net investment income (loss) to average net assets	(0.21% )	(0.03% )	0.31%	0.33%	0.02%	0.15%
Ratio of net investment income (loss) to average net assets prior to fees waived	(0.26% )	(0.08% )	0.26%	0.28%	(0.03% )	0.10%
Portfolio turnover	13%	22%	39%	26%	20%	35%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Amount is less than $0.005 per share.
[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the distributor. Performance would have been lower had the waiver not been in effect. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

See accompanying notes, which are an integral part of the financial statements.

U.S. Growth Series-8

Delaware VIP® Trust — Delaware VIP U.S. Growth Series

Notes to financial statements

June 30, 2017 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 10 series: Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Core Series (formerly, Delaware VIP Smid Cap Growth Series), Delaware VIP U.S. Growth Series, and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP U.S. Growth Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Standard Class and Service Class shares. The Standard Class shares do not carry a distribution and/or service (12b-1) fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Series.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq) are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Series may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes — No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on the Series’ federal income tax returns through the six months ended June 30, 2017 and for all open tax years (years ended Dec. 31, 2013–Dec. 31, 2016), and has concluded that no provision for federal income tax is required in the Series’ financial statements. If applicable, the Series recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the “Statement of operations.” During the six months ended June 30, 2017, the Series did not incur any interest or tax penalties.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Series may purchase certain US government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on June 30, 2017 and matured on the next business day.

Use of Estimates — The Series is an investment company, whose financial statements are prepared in conformity with US GAAP. Therefore, the Series follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware FundsSM by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

U.S. Growth Series-9

Delaware VIP® U.S. Growth Series

Notes to financial statements (continued)

1. Significant Accounting Policies (continued)

Subject to seeking best execution, the Series may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Series in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Series on the transaction. There were no commission rebates for the six months ended June 30, 2017.

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended June 30, 2017.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expense paid under this arrangement is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset shown under “Less expense paid indirectly.” For the six months ended June 30, 2017, the Series earned $1 under this agreement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust (formerly, Delaware Management Business Trust) and the investment manager, an annual fee which is calculated daily and paid monthly at the rate of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

Jackson Square Partners, LLC (JSP), a related party of DMC, furnishes investment sub-advisory services to the Series. For these services, DMC, not the Series, pays JSP fees based on the aggregate average daily net assets of the Series at the following annual rate: 0.39% of the first $500 million; 0.36% of the next $500 million; 0.33% of the next $1.5 billion; and 0.30% of aggregate average daily net assets in excess of $2.5 billion.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the Delaware Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above are allocated among all funds in the Delaware Funds on a relative net asset value (NAV) basis. For the six months ended June 30, 2017, the Series was charged $8,742 for these services. This amount is included on the “Statement of operations” under “Accounting and administration expenses.”

DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated daily and paid monthly at the annual rate of 0.0075% of the Series average daily net assets. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended June 30, 2017, the Series was charged $14,131 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are paid by the Series and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.”

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive the 12b-1 fee from Jan. 1, 2017 through June 30, 2017* in order to limit the 12b-1 fee of the Service Class shares to 0.25% of average daily net assets. Standard Class shares pay no 12b-1 fee.

As provided in the investment management agreement, the Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Series. For the six months ended June 30, 2017, the Series was charged $4,366 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

Cross trades for the six months ended June 30, 2017 were executed by the Series pursuant to procedures adopted by the Board designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/ or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the procedures adopted by the Board. Pursuant to these procedures, for the six months ended June 30, 2017, the Series engaged in securities sales of $769,080, which resulted in net realized gains of $7.

*The aggregate contractual waiver period covering this report is from April 29, 2016 through May 1, 2018.

U.S. Growth Series-10

Delaware VIP® U.S. Growth Series

Notes to financial statements (continued)

3. Investments

For the six months ended June 30, 2017, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$47,182,522
Sales	74,144,047

At June 30, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2017, the cost and unrealized appreciation (depreciation) of investments for the Series were as follows:

Cost of Investments	Aggregate Unrealized Appreciation of Investments	Aggregate Unrealized Depreciation of Investments	Net Unrealized Appreciation of Investments
$272,362,092	$120,536,635	$(13,581,821)	$106,954,814

US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 -	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 -

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 -	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments) (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2017:

Securities	Level 1	Level 2	Total
Assets:
Common Stock	$377,792,317	$—	$377,792,317
Short-Term Investments	—	1,524,589	1,524,589

Total Value of Securities	$377,792,317	$1,524,589	$379,316,906

During the six months ended June 30, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Series’ net assets. During the six months ended June 30, 2017, there were no Level 3 investments.

U.S. Growth Series-11

Delaware VIP® U.S. Growth Series

Notes to financial statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 6/30/17	Year ended 12/31/16
Shares sold:
Standard Class	248,681	685,041
Service Class	127,664	1,157,900
Shares issued upon reinvestment of dividends and distributions:
Standard Class	57,035	1,584,383
Service Class	377,643	11,520,871

	811,023	14,948,195

Shares redeemed:
Standard Class	(799,775)	(666,128)
Service Class	(2,937,966)	(3,950,305)

	(3,737,741)	(4,616,433)

Net increase (decrease)	(2,926,718)	10,331,762

5. Line of Credit

The Series, along with certain other funds in the Delaware Funds (Participants), is a participant in a $155,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants on the basis of relative net assets of each Participant’s allocation of the entire facility. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement will expire on Nov. 6, 2017.

The Series had no amounts outstanding as of June 30, 2017 or at any time during the period then ended.

6. Offsetting

In December 2011, the Financial Accounting Standards Board (FASB) issued guidance that expanded disclosure requirements on the offsetting of certain assets and liabilities. The disclosures are required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset on the “Statement of assets and liabilities” and require an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarified which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing.

In order to better define its contractual rights and to secure rights that will help the Series mitigate its counterparty risk, the Series entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Series and a counterparty that governs certain over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Series may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Series does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”

U.S. Growth Series-12

Delaware VIP® U.S. Growth Series

Notes to financial statements (continued)

6. Offsetting (continued)

At June 30, 2017, the Series had the following assets and liabilities subject to offsetting provisions:

Master Repurchase Agreements

Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Bank of America Merrill Lynch	$282,051	$(282,051)	$—	$(282,051)	$—
Bank of Montreal	470,086	(470,086)	—	$(470,086)	—
BNP Paribas	264,083	(264,083)	—	$(264,083)	—

Total	$1,016,220	$(1,016,220)	$—	$(1,016,220)	$—

(a)The value of the related collateral received exceeded the value of the repurchase agreements as of June 30, 2017.

(b)Net exposure represents the receivable (payable) that would be due from (to) the counterparty in an event of default.

7. Securities Lending

The Series, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Cash collateral received by each Series of the Trust is generally invested in a series of individual separate accounts, each corresponding to a Series. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities as disclosed on the “Schedule of investments.” Securities purchased with cash collateral are valued at the market value. A Series can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of a Series’ cash collateral account may be less than the amount the Series would be required to return to the borrowers of the securities and the Series would be required to make up for this shortfall.

During the six months ended June 30, 2017, the Series had no securities out on loan.

8. Credit and Market Risk

The Series may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for

U.S. Growth Series-13

Delaware VIP® U.S. Growth Series

Notes to financial statements (continued)

8. Credit and Market Risk (continued)

resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 15% limit on investments in illiquid securities. As of June 30, 2017, there were no Rule 144A securities held by the Series.

9. Contractual Obligations

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

10. Recent Accounting Pronouncements

On Oct. 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

11. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2017 that would require recognition or disclosure in the Series’ financial statements.

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Series’ most recent Form N-Q are available without charge on the Series’ website at delawarefunds.com/vip/literature. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series’ website at delawarefunds.com/proxy; and (ii) on the Commission’s website at sec.gov.

SA-VIPUSG 21601 (8/17) (235363)	U.S. Growth Series-14

Delaware VIP® Trust

Delaware VIP Value Series

June 30, 2017

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Series is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of June 30, 2017, and subject to change for events occurring after such date.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of Macquarie Investment Management Business Trust, a US registered investment advisor.

The Series is distributed by Delaware Distributors, L.P., an affiliate of Macquarie Investment Management Business Trust and Macquarie Group Limited. Macquarie Investment Management (MIM), a member of Macquarie Group, refers to the companies comprising the asset management division of Macquarie Group Limited and its subsidiaries and affiliates worldwide.

This material may be used in conjunction with the offering of shares in Delaware VIP Value Series only if preceded or accompanied by the Series’ current prospectus or the summary prospectus.

© 2017 Macquarie Management Holdings, Inc. (formerly, Delaware Management Holdings, Inc.)

All third-party marks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP Value Series

Disclosure of Series expenses

For the six-month period from January 1, 2017 to June 30, 2017 (Unaudited)

As a shareholder of the Series, you incur ongoing costs, which may include management fees; distribution and/or service (12b-1) fees; and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Jan. 1, 2017 to June 30, 2017.

Actual expenses

The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense analysis of an investment of $1,000

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Annualized Expense Ratio	Expenses Paid During Period 1/1/17 to 6/30/17*

Actual Series return†
Standard Class	$1,000.00	$1,028.40	0.70%	$3.52
Service Class	1,000.00	1,027.40	0.95%	4.78

Hypothetical 5% return (5% return before expenses)
Standard Class	$1,000.00	$1,021.32	0.70%	$3.51
Service Class	1,000.00	1,020.08	0.95%	4.76

*	“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Value Series-1

Delaware VIP® Trust — Delaware VIP Value Series

Security type / sector allocation and top 10 equity holdings

As of June 30, 2017 (Unaudited)

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Common Stock	99.40%
Consumer Discretionary	2.91%
Consumer Staples	11.86%
Energy	13.99%
Financials	12.43%
Healthcare	21.56%
Industrials	9.47%
Information Technology	12.55%
Materials	3.12%
Real Estate	2.96%
Telecommunications	5.54%
Utilities	3.01%
Short-Term Investments	0.58%
Total Value of Securities	99.98%
Receivables and Other Assets Net of Liabilities	0.02%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Oracle	3.46%
CA	3.28%
Raytheon	3.27%
Bank of New York Mellon	3.25%
Pfizer	3.16%
Marsh & McLennan	3.15%
Waste Management	3.14%
Johnson & Johnson	3.14%
EI du Pont de Nemours & Co.	3.12%
Merck & Co.	3.11%

Value Series-2

Delaware VIP® Trust — Delaware VIP Value Series

Schedule of investments

June 30, 2017 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 99.40%
Consumer Discretionary – 2.91%
Lowe’s	299,100	$23,189,223

		23,189,223

Consumer Staples – 11.86%
Archer-Daniels-Midland	550,200	22,767,276
CVS Health	306,600	24,669,036
Kraft Heinz	275,833	23,622,338
Mondelez International	545,200	23,547,188

		94,605,838

Energy – 13.99%
Chevron	232,000	24,204,560
ConocoPhillips	477,300	20,982,108
Halliburton	497,900	21,265,309
Marathon Oil	1,863,357	22,080,780
Occidental Petroleum	384,900	23,043,963

		111,576,720

Financials – 12.43%
Allstate	279,700	24,736,668
Bank of New York Mellon	508,600	25,948,772
BB&T	513,400	23,313,494
Marsh & McLennan	322,200	25,118,712

		99,117,646

Healthcare – 21.56%
Abbott Laboratories	502,200	24,411,942
Cardinal Health	303,100	23,617,552
Express Scripts Holding †	384,250	24,530,520
Johnson & Johnson	189,200	25,029,268
Merck & Co.	386,600	24,777,194
Pfizer	749,141	25,163,646
Quest Diagnostics	219,900	24,444,084

		171,974,206

Industrials – 9.47%
Northrop Grumman	94,800	24,336,108
Raytheon	161,700	26,111,316
Waste Management	341,500	25,049,025

		75,496,449

Information Technology – 12.55%
CA	758,016	26,128,811
Cisco Systems	750,600	23,493,780
Intel	678,600	22,895,964
Oracle	550,000	27,577,000

		100,095,555

	Number of shares	Value (US $)
Common Stock (continued)
Materials – 3.12%
EI du Pont de Nemours & Co.	308,000	$24,858,680

		24,858,680

Real Estate – 2.96%
Equity Residential	358,708	23,613,748

		23,613,748

Telecommunications – 5.54%
AT&T	580,624	21,906,943
Verizon Communications	498,900	22,280,874

		44,187,817

Utilities – 3.01%
Edison International	306,900	23,996,511

		23,996,511

Total Common Stock
(cost $505,116,596)		792,712,393

	Principal
	amount°
Short-Term Investments – 0.58%
Discount Note – 0.08% ≠
Federal Home Loan Bank 0.95% 7/10/17	599,585	599,470

		599,470

Repurchase Agreements – 0.40%
Bank of America Merrill Lynch 0.99%, dated 6/30/17, to be repurchased on 7/3/17, repurchase price $880,737 (collateralized by US government obligations 3.375% 5/15/44; market value $898,278)	880,664	880,664
Bank of Montreal 0.93%, dated 6/30/17, to be repurchased on 7/3/17, repurchase price $1,467,887 (collateralized by US government obligations 0.625%–3.75% 7/31/17–2/15/45; market value $1,497,129)	1,467,773	1,467,773

Value Series-3

Delaware VIP® Value Series

Schedule of investments  (continued)

	Principal	Value
	amount°	(US $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
BNP Paribas 1.05%, dated 6/30/17, to be repurchased on 7/3/17, repurchase price $824,632 (collateralized by US government obligations 0.00%-2.00% 8/15/17–11/15/45; market value $841,052)	824,560	$824,560

		3,172,997

	Principal	Value
	amount°	(US $)
Short-Term Investments (continued)
US Treasury Obligation – 0.10% ≠
US Treasury Bill 0.70% 7/13/17	808,115	$807,944

		807,944

Total Short-Term Investments (cost $4,580,366)		4,580,411

Total Value of Securities – 99.98% (cost $509,696,962)	$797,292,804

≠ The rate shown is the effective yield at the time of purchase.

°  Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.

†  Non-income producing security.

See accompanying notes, which are an integral part of the financial statements.

Value Series-4

Delaware VIP® Trust — Delaware VIP Value Series

Statement of assets and liabilities	June 30, 2017 (Unaudited)

Assets:
Investments, at value[1]	$792,712,393
Short-term investments, at value[2]	4,580,411
Cash	1,153
Dividends and interest receivable	1,307,718
Receivable for series shares sold	33,504

Total assets	798,635,179

Liabilities:
Payable for series shares redeemed	481,398
Investment management fees payable to affiliates	417,026
Other accrued expenses	152,798
Distribution fees payable to affiliates	75,090
Audit and tax fees payable	16,556
Dividend disbursing and transfer agent fees and expenses payable to affiliates	4,956
Accounting and administration expenses payable to affiliates	3,053
Trustees’ fees and expenses payable	2,043
Legal fees payable to affiliates	2,026
Reports and statements to shareholders expenses payable to affiliates	522

Total liabilities	1,155,468

Total Net Assets	$797,479,711

Net Assets Consist of:
Paid-in capital	$490,608,034
Undistributed net investment income	6,697,293
Accumulated net realized gain on investments	12,578,542
Net unrealized appreciation of investments	287,595,842

Total Net Assets	$797,479,711

Net Asset Value:
Standard Class:
Net assets	$433,874,054
Shares of beneficial interest outstanding, unlimited authorization, no par	15,205,131
Net asset value per share	$28.53

Service Class:
Net assets	$363,605,657
Shares of beneficial interest outstanding, unlimited authorization, no par	12,770,196
Net asset value per share	$28.47

[1]Investments, at cost	$505,116,596
[2]Short-term investments, at cost	4,580,366

See accompanying notes, which are an integral part of the financial statements.

Value Series-5

Delaware VIP® Trust —

Delaware VIP Value Series

Statement of operations

Six months ended June 30, 2017 (Unaudited)

Investment Income:
Dividends	$9,961,313
Interest	29,641

9,990,954

Expenses:
Management fees	2,536,980
Distribution expenses – Service Class	548,375
Accounting and administration expenses	123,358
Dividend disbursing and transfer agent fees and expenses	33,950
Legal fees	32,286
Reports and statements to shareholders expenses	31,209
Custodian fees	25,978
Trustees’ fees and expenses	20,264
Audit and tax fees	16,556
Registration fees	848
Other	9,787

3,379,591
Less waived distribution expenses – Service Class	(91,396)
Less expense paid indirectly	(1)

Total operating expenses	3,288,194

Net Investment Income	6,702,760

Net Realized and Unrealized Gain:
Net realized gain on investments	15,078,866
Net change in unrealized appreciation (depreciation) of investments	813,984

Net Realized and Unrealized Gain	15,892,850

Net Increase in Net Assets Resulting from Operations	$22,595,610

Delaware VIP Trust —

Delaware VIP Value Series

Statements of changes in net assets

	Six months ended 6/30/17 (Unaudited)	Year ended 12/31/16
Increase in Net Assets from Operations:
Net investment income	$6,702,760	$13,035,042
Net realized gain	15,078,866	28,752,645
Net change in unrealized appreciation (depreciation)	813,984	59,053,056

Net increase in net assets resulting from operations	22,595,610	100,840,743

Dividends and Distributions to Shareholders from:
Net investment income:
Standard Class	(7,573,948)	(7,928,234)
Service Class	(5,452,064)	(5,649,583)

Net realized gain:
Standard Class	(15,221,860)	(36,394,752)
Service Class	(12,692,702)	(29,532,407)

	(40,940,574)	(79,504,976)

Capital Share Transactions:
Proceeds from shares sold:
Standard Class	7,139,436	24,409,045
Service Class	13,146,633	49,349,702

Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	22,795,808	44,322,986
Service Class	18,144,766	35,181,990

	61,226,643	153,263,723

Cost of shares redeemed:
Standard Class	(25,045,594)	(30,744,407)
Service Class	(25,476,697)	(32,874,550)

	(50,522,291)	(63,618,957)

Increase in net assets derived from capital share transactions	10,704,352	89,644,766

Net Increase (Decrease) in Net Assets:	(7,640,612)	110,980,533

Net Assets:
Beginning of period	805,120,323	694,139,790

End of period	$797,479,711	$805,120,323

Undistributed net investment income	$6,697,293	$13,020,545

See accompanying notes, which are an integral part of the financial statements.

Value Series-6

Delaware VIP® Trust — Delaware VIP Value Series

Financial highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

		Delaware VIP Value Series Standard Class
	Six months
	ended
	6/30/17[1]	Year ended
	(Unaudited)	12/31/16	12/31/15	12/31/14	12/31/13	12/31/12
Net asset value, beginning of period	$29.25	$28.64	$29.24	$26.09	$19.88	$17.73

Income (loss) from investment operations:
Net investment income[2]	0.26	0.52	0.55	0.48	0.45	0.42
Net realized and unrealized gain (loss)	0.56	3.39	(0.65)	3.12	6.17	2.16

Total from investment operations	0.82	3.91	(0.10)	3.60	6.62	2.58

Less dividends and distributions from:
Net investment income	(0.51)	(0.59)	(0.50)	(0.45)	(0.41)	(0.43)
Net realized gain	(1.03)	(2.71)	—	—	—	—

Total dividends and distributions	(1.54)	(3.30)	(0.50)	(0.45)	(0.41)	(0.43)

Net asset value, end of period	$28.53	$29.25	$28.64	$29.24	$26.09	$19.88

Total return[3]	2.84%	14.65%	(0.41% )	14.00%	33.69%	14.73%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$433,874	$439,265	$389,570	$523,240	$473,403	$350,444
Ratio of expenses to average net assets	0.70%	0.70%	0.71%	0.71%	0.71%	0.73%
Ratio of net investment income to average net assets	1.78%	1.87%	1.88%	1.74%	1.94%	2.21%
Portfolio turnover	6%	17%	17%	12%	14%	21%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

See accompanying notes, which are an integral part of the financial statements.

Value Series-7

Delaware VIP® Value Series

Financial highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

		Delaware VIP Value Series Service Class
	Six months
	ended
	6/30/17[1]	Year ended
	(Unaudited)	12/31/16	12/31/15	12/31/14	12/31/13	12/31/12
Net asset value, beginning of period	$29.15	$28.56	$29.16	$26.03	$19.84	$17.70

Income (loss) from investment operations:
Net investment income[2]	0.22	0.45	0.47	0.41	0.39	0.37
Net realized and unrealized gain (loss)	0.57	3.37	(0.64)	3.12	6.16	2.16

Total from investment operations	0.79	3.82	(0.17)	3.53	6.55	2.53

Less dividends and distributions from:
Net investment income	(0.44)	(0.52)	(0.43)	(0.40)	(0.36)	(0.39)
Net realized gain	(1.03)	(2.71)	—	—	—	—

Total dividends and distributions	(1.47)	(3.23)	(0.43)	(0.40)	(0.36)	(0.39)

Net asset value, end of period	$28.47	$29.15	$28.56	$29.16	$26.03	$19.84

Total return[3]	2.74%	14.32%	(0.64% )	13.70%	33.37%	14.44%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$363,606	$365,855	$304,570	$330,528	$285,695	$210,804
Ratio of expenses to average net assets	0.95%	0.95%	0.96%	0.96%	0.96%	0.98%
Ratio of expenses to average net assets prior to fees waived	1.00%	1.00%	1.01%	1.01%	1.01%	1.03%
Ratio of net investment income to average net assets	1.53%	1.62%	1.63%	1.49%	1.69%	1.96%
Ratio of net investment income to average net assets prior to fees waived	1.48%	1.57%	1.58%	1.44%	1.64%	1.91%
Portfolio turnover	6%	17%	17%	12%	14%	21%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the distributor. Performance would have been lower had the waiver not been in effect. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

See accompanying notes, which are an integral part of the financial statements.

Value Series-8

Delaware VIP® Trust — Delaware VIP Value Series

Notes to financial statements

June 30, 2017 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 10 series: Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Core Series (formerly, Delaware VIP Smid Cap Growth Series), Delaware VIP U.S. Growth Series, and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Value Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Standard Class and Service Class shares. The Standard Class shares do not carry a distribution and/or service (12b-1) fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Series.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes — No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on the Series’ federal income tax returns through the six months ended June 30, 2017 and for all open tax years (years ended Dec. 31, 2013–Dec. 31, 2016), and has concluded that no provision for federal income tax is required in the Series’ financial statements. If applicable, the Series recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the “Statement of operations.” During the six months ended June 30, 2017, the Series did not incur any interest or tax penalties.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Series may purchase certain US government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on June 30, 2017, and matured on the next business day.

Use of Estimates — The Series is an investment company, whose financial statements are prepared in conformity with US GAAP. Therefore, the Series follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware FundsSM by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. The Series declares and pays distributions from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Series may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Series in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Series on the transaction. There were no commission rebates for the six months ended June 30, 2017.

Value Series-9

Delaware VIP® Value Series

Notes to financial statements (continued)

1. Significant Accounting Policies (continued)

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended June 30, 2017.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expense paid under this arrangement is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset shown under “Less expense paid indirectly.” For the six months ended June 30, 2017, the Series earned $1 under this agreement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust (formerly, Delaware Management Business Trust) and the investment manager, an annual fee which is calculated daily and paid monthly at the rate of 0.75% on the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the Delaware Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above are allocated among all funds in the Delaware Funds on a relative net asset value (NAV) basis. For the six months ended June 30, 2017, the Series was charged 18,661 for these services. This amount is included on the “Statement of operations” under “Accounting and administration expenses.”

DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated daily and paid monthly at the annual rate of 0.0075% of the Series’ average daily net assets. This amount is included on the “Statement of operations” under “ Dividend disbursing and transfer agent fees and expenses. ”For the six months ended June 30, 2017, the Series was charged $30,163 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are paid by the Series and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.”

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive 12b-1 fee from Jan. 1, 2017 through June 30, 2017,* in order to limit 12b-1 fee of the Service Class shares to 0.25% of average daily net assets. Standard Class shares pay no 12b-1 fee.

As provided in the investment management agreement, the Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Series. For the six months ended June 30, 2017, the Series was charged $9,338 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

Cross trades for the six months ended June 30, 2017 were executed by the Series pursuant to procedures adopted by the Board designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the procedures adopted by the Board. Pursuant to these procedures, for the six months ended June 30, 2017, the Series engaged in securities sales of $6,003,882, which resulted in net realized gain of $76.

*The aggregate contractual waiver period covering this report is from April 29, 2016 through May 1, 2018.

3. Investments

For the six months ended June 30, 2017, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$53,763,292
Sales	48,643,607

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Delaware VIP® Value Series

Notes to financial statements (continued)

3. Investments (continued)

At June 30, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2017, the cost and unrealized appreciation (depreciation) of investments for the Series were as follows:

Cost of Investments	Aggregate Unrealized Appreciation of Investments	Aggregate Unrealized Depreciation of Investments	Net Unrealized Appreciation of Investments
$509,696,962	$315,042,786	$(27,446,944)	$287,595,842

US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2017:

Securities	Level 1	Level 2	Total
Assets:
Common Stock	$792,712,393	$—	$792,712,393
Short-Term Investments	—	4,580,411	4,580,411

Total Value of Securities	$792,712,393	$4,580,411	$797,292,804

During the six months ended June 30, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Series’ net assets. During the six months ended June 30, 2017, there were no Level 3 investments.

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Delaware VIP® Value Series

Notes to financial statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 6/30/17	Year ended 12/31/16

Shares sold:
Standard Class	240,776	871,243
Service Class	451,313	1,755,795
Shares issued upon reinvestment of dividends and distributions:
Standard Class	804,085	1,644,028
Service Class	641,158	1,306,909

	2,137,332	5,577,975

Shares redeemed:
Standard Class	(858,687)	(1,098,047)
Service Class	(871,165)	(1,178,740)

	(1,729,852)	(2,276,787)

Net increase	407,480	3,301,188

5. Line of Credit

The Series, along with certain other funds in the Delaware Funds (Participants), is a participant in a $155,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants on the basis of relative net assets of each Participant’s allocation of the entire facility. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on Nov. 6, 2017.

The Series had no amounts outstanding as of June 30, 2017 or at any time during the period then ended.

6. Offsetting

In December 2011, the Financial Accounting Standards Board (FASB) issued guidance that expanded disclosure requirements on the offsetting of certain assets and liabilities. The disclosures are required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset on the “Statement of assets and liabilities” and requires an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarified which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing.

In order to better define its contractual rights and to secure rights that will help the Series mitigate its counterparty risk, the Series entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Series and a counterparty that governs certain over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Series may, under certain circumstances, offset with the counterparty certain derivative financial instruments payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Series does not offset derivative assets and derivatives liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”

Value Series-12

Delaware VIP® Value Series

Notes to financial statements (continued)

6. Offsetting (continued)

At June 30, 2017, the Series had the following assets and liabilities subject to offsetting provisions:

Master Repurchase Agreements

Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Bank of America Merrill Lynch	$ 880,664	$ (880,664)	$ —	$ (880,664)	$ —
Bank of Montreal	1,467,773	(1,467,773)	—	(1,467,773)	—
BNP Paribas	824,560	(824,560)	—	(824,560)	—
Total	$3,172,997	$ (3,172,997)	$ —	$ (3,172,997)	$ —

(a)The value of the related collateral received exceeded the value of the repurchase agreements as of June 30, 2017.

(b)Net exposure represents the receivable (payable) that would be due from (to) the counterparty in an event of default.

7. Securities Lending

The Series, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities that are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Cash collateral received by each series of the Trust is generally invested in a series of individual separate accounts, each corresponding to a series. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. A Series can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of a Series’ cash collateral account may be less than the amount the Series would be required to return to the borrowers of the securities and the Series would be required to make up for this shortfall.

During the six months ended June 30, 2017, the Series had no securities out on loan.

8. Credit and Market Risk

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A, promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of June 30, 2017, there were no Rule 144A securities held by the Series.

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Delaware VIP® Value Series

Notes to financial statements (continued)

9. Contractual Obligations

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

10. Recent Accounting Pronouncements

On Oct. 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

11. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June30, 2017 that would require recognition or disclosure in the Series’ financial statements.

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Series’ most recent Form N-Q are available without charge on the Series’ website at delawarefunds.com/vip/literature. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series’ website at delawarefunds.com/proxy; and (ii) on the Commission’s website at sec.gov.

SA-VIPV 21602 (8/17) (235363)	Value Series-14

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE VIP® TRUST

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	September 5, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	September 5, 2017

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	September 5, 2017